UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY	10017
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.4%
Advertising - 0.1%
Harte-Hanks, Inc.	1,615	$16,877
Omnicom Group, Inc.	2,684	92,061

Total Advertising		108,938

Aerospace/Defense - 2.7%
Boeing Co. (The)	12,640	793,160
General Dynamics Corp.	4,708	275,701
Goodrich Corp.	1,240	82,150
L-3 Communications Holdings, Inc.	1,201	85,079
Lockheed Martin Corp.	6,916	515,242
Northrop Grumman Corp.	5,446	296,480
Raytheon Co.	5,003	242,095
Rockwell Collins, Inc.	1,667	88,568
United Technologies Corp.	11,465	744,193

Total Aerospace/Defense		3,122,668

Agriculture - 4.4%
Altria Group, Inc.	79,780	1,598,791
Archer-Daniels-Midland Co.	6,558	169,328
Lorillard, Inc.	4,530	326,069
Philip Morris International, Inc.	50,323	2,306,806
Reynolds American, Inc.	10,936	569,984
Universal Corp.	648	25,713
Vector Group Ltd.(a)	4,581	77,053

Total Agriculture		5,073,744

Apparel - 0.5%
Cherokee, Inc.(a)	1,272	21,751
Coach, Inc.	1,632	59,650
Columbia Sportswear Co.	611	28,515
Jones Apparel Group, Inc.	1	16
NIKE, Inc. Class B	3,731	252,029
VF Corp.	2,058	146,488
Wolverine World Wide, Inc.	508	12,812

Total Apparel		521,261

Auto Manufacturers - 0.1%
PACCAR, Inc.	2,192	87,395

Auto Parts & Equipment - 0.2%
Cooper Tire & Rubber Co.	1,124	21,918
Johnson Controls, Inc.	6,950	186,747

Total Auto Parts & Equipment		208,665

Banks - 3.5%
1st Source Corp.	779	13,181
Arrow Financial Corp.	919	21,229
Associated Banc-Corp.	1,825	22,374
Bancfirst Corp.	601	21,930
BancorpSouth, Inc.(a)	1,543	27,589
Bank of America Corp.	12,972	186,408
Bank of Hawaii Corp.	911	44,047
Bank of New York Mellon Corp. (The)	9,013	222,531
BB&T Corp.	9,056	238,263
BOK Financial Corp.	652	30,950
Capital One Financial Corp.	1,346	54,244
Cathay General Bancorp	1,157	11,952
Chemical Financial Corp.	667	14,527
City Holding Co.	779	21,719
Comerica, Inc.	804	29,611
Commerce Bancshares, Inc.	1,226	44,124
Community Bank System, Inc.(a)	1,387	30,556
Community Trust Bancorp, Inc.	1,121	28,137
Cullen/Frost Bankers, Inc.	1,108	56,951
CVB Financial Corp.(a)	3,288	31,236
Fifth Third Bancorp	2,459	30,221
First Busey Corp.(a)	1,796	8,136
First Commonwealth Financial Corp.	3,487	18,307
First Financial Bancorp	3	45
First Financial Bankshares, Inc.(a)	351	16,880
First Financial Corp.(a)	728	18,790
FirstMerit Corp.	1,384	23,708
FNB Corp.	5,437	43,659
Fulton Financial Corp.	2	19
Glacier Bancorp, Inc.	2,060	30,220
Goldman Sachs Group, Inc. (The)	2,441	320,430
Hancock Holding Co.	414	13,811
Huntington Bancshares, Inc.	5,701	31,584
Iberiabank Corp.	453	23,320
International Bancshares Corp.	1,103	18,409
JPMorgan Chase & Co.	10,710	392,093
KeyCorp	4,072	31,314
M&T Bank Corp.	2,909	247,120
MB Financial, Inc.	524	9,636
Morgan Stanley	5,116	118,742
National Penn Bancshares, Inc.	1,946	11,695
NBT Bancorp, Inc.	1,275	26,036
Northern Trust Corp.(a)	3,071	143,416
Old National Bancorp	1,795	18,596
Park National Corp.	618	40,195
Penns Woods Bancorp, Inc.	895	27,226
PNC Financial Services Group, Inc.	2,065	116,672
Prosperity Bancshares, Inc.	516	17,931
Regions Financial Corp.	5,908	38,875
S&T Bancorp, Inc.	553	10,927
S.Y. Bancorp, Inc.(a)	1,017	23,371
Sterling Bancshares, Inc.(a)	3,960	18,652
Suffolk Bancorp(a)	776	24,009
Synovus Financial Corp.	4,312	10,952
TrustCo Bank Corp.(a)	1,868	10,461
Trustmark Corp.	1,205	25,088
U.S. Bancorp	9,836	219,835
UMB Financial Corp.	675	24,003
Umpqua Holdings Corp.	1,611	18,494
United Bankshares, Inc.	1,877	44,935
Valley National Bancorp(a)	4,717	64,246
Wells Fargo & Co.	20,374	521,574
WesBanco, Inc.(a)	706	11,896
Westamerica Bancorp.	426	22,374

Total Banks		4,039,462

Beverages - 3.4%
Brown-Forman Corp. Class A	1,035	60,237
Brown-Forman Corp. Class B	939	53,739
Coca-Cola Co. (The)	36,493	1,829,029
Coca-Cola Enterprises, Inc.	4,206	108,767
Dr. Pepper Snapple Group, Inc.	3,281	122,676
Molson Coors Brewing Co. Class B	1,930	81,755
PepsiCo, Inc.	27,348	1,666,861

Total Beverages		3,923,064

Building Materials - 0.1%
Eagle Materials, Inc.	396	10,268
Lennox International, Inc.(a)	549	22,822
Martin Marietta Materials, Inc.(a)	489	41,472
Masco Corp.	4,748	51,089
Simpson Manufacturing Co., Inc.	417	10,237

Total Building Materials		135,888

Chemicals - 2.5%
Air Products & Chemicals, Inc.	2,603	168,700

See Notes to Schedule of Investments.

1	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2010

Investments	Shares	Value
Airgas, Inc.	824	$51,253
Albemarle Corp.	648	25,732
Arch Chemicals, Inc.	415	12,757
Ashland, Inc.	549	25,484
Cabot Corp.	968	23,338
Celanese Corp. Series A	383	9,541
CF Industries Holdings, Inc.	67	4,251
Cytec Industries, Inc.	1	40
Dow Chemical Co. (The)	14,262	338,295
E.I. Du Pont de Nemours & Co.	25,292	874,850
Eastman Chemical Co.	1,275	68,034
Ecolab, Inc.	1,668	74,910
FMC Corp.	368	21,134
Huntsman Corp.	5,389	46,723
Innophos Holdings, Inc.	811	21,151
International Flavors & Fragrances, Inc.	1,090	46,238
Lubrizol Corp.	734	58,948
Monsanto Co.	3,965	183,262
Mosaic Co. (The)	885	34,497
Olin Corp.	2,347	42,457
PPG Industries, Inc.	3,322	200,682
Praxair, Inc.	3,529	268,169
RPM International, Inc.	2,751	49,078
Sensient Technologies Corp.	1,240	32,153
Sherwin-Williams Co. (The)	1,492	103,231
Sigma-Aldrich Corp.	637	31,742
Valhi, Inc.	2,618	32,306
Valspar Corp.	1,368	41,204
Westlake Chemical Corp.	629	11,681

Total Chemicals		2,901,841

Coal - 0.1%
Arch Coal, Inc.	1,365	27,041
Consol Energy, Inc.	836	28,223
Massey Energy Co.	257	7,029
Peabody Energy Corp.	1,245	48,717
Walter Energy, Inc.	163	9,918

Total Coal		120,928

Commercial Services - 1.3%
ABM Industries, Inc.	824	17,263
Automatic Data Processing, Inc.	8,944	360,086
Deluxe Corp.	1,812	33,975
Equifax, Inc.	402	11,280
H&R Block, Inc.	5,415	84,961
Healthcare Services Group, Inc.	1,105	20,940
Hillenbrand, Inc.	1,397	29,882
Interactive Data Corp.	1,843	61,519
Landauer, Inc.	278	16,925
Lender Processing Services, Inc.	488	15,279
Manpower, Inc.	738	31,867
Mastercard, Inc. Class A	176	35,117
McGrath Rentcorp	1,118	25,468
Moody’s Corp.	2,137	42,569
Paychex, Inc.	7,997	207,682
Pharmaceutical Product Development, Inc.	2,084	52,954
R.R. Donnelley & Sons Co.	5,647	92,441
Robert Half International, Inc.	1,585	37,327
Rollins, Inc.	1,532	31,697
SEI Investments Co.	882	17,958
Service Corp. International	3,410	25,234
Strayer Education, Inc.(a)	128	26,610
Total System Services, Inc.	1,850	25,160
Visa, Inc. Class A	1,536	108,672
Weight Watchers International, Inc.	1,116	28,670
Western Union Co. (The)	894	13,330

Total Commercial Services		1,454,866

Computers - 1.7%
Diebold, Inc.	1,579	43,028
Hewlett-Packard Co.	8,279	358,315
International Business Machines Corp.	12,508	1,544,488
Jack Henry & Associates, Inc.	727	17,361

Total Computers		1,963,192

Cosmetics/Personal Care - 3.0%
Alberto-Culver Co.	655	17,744
Avon Products, Inc.	6,258	165,837
Colgate-Palmolive Co.	5,892	464,054
Estee Lauder Cos., Inc. (The) Class A	755	42,076
Procter & Gamble Co. (The)	46,397	2,782,892

Total Cosmetics/Personal Care		3,472,603

Distribution/Wholesale - 0.3%
Fastenal Co.(a)	1,528	76,690
Genuine Parts Co.	3,628	143,125
Owens & Minor, Inc.	748	21,228
Pool Corp.	772	16,922
W.W. Grainger, Inc.	801	79,660
Watsco, Inc.	566	32,783

Total Distribution/Wholesale		370,408

Diversified Financial Services - 1.3%
American Express Co.	11,675	463,498
Ameriprise Financial, Inc.	2,664	96,250
BGC Partners, Inc. Class A	4,385	22,407
BlackRock, Inc.	393	56,356
Charles Schwab Corp. (The)	8,768	124,330
CME Group, Inc.	520	146,406
Discover Financial Services	1,861	26,017
Eaton Vance Corp.	1,477	40,780
Federated Investors, Inc. Class B(a)	2,046	42,373
Franklin Resources, Inc.	1,035	89,207
GFI Group, Inc.	3,639	20,306
Greenhill & Co., Inc.	325	19,867
NYSE Euronext	6,814	188,271
Raymond James Financial, Inc.	1,199	29,603
Student Loan Corp. (The)	481	11,583
T. Rowe Price Group, Inc.	2,698	119,764
Waddell & Reed Financial, Inc. Class A	1,331	29,122

Total Diversified Financial Services		1,526,140

Electric - 7.2%
Allegheny Energy, Inc.	2,685	55,526
ALLETE, Inc.	1,282	43,896
Alliant Energy Corp.	2,885	91,570
Ameren Corp.	7,095	168,648
American Electric Power Co., Inc.	12,166	392,962
Avista Corp.	1,335	26,073
Black Hills Corp.	1,551	44,157
Central Vermont Public Service Corp.	1,571	31,012
CH Energy Group, Inc.	743	29,155
Cleco Corp.	1,588	41,939
CMS Energy Corp.	4,641	67,991
Consolidated Edison, Inc.	7,776	335,146
Constellation Energy Group, Inc.	3,245	104,651
Dominion Resources, Inc.	14,564	564,209
DPL, Inc.	2,568	61,375
DTE Energy Co.	4,269	194,709
Duke Energy Corp.	39,002	624,032
Edison International	6,230	197,616
Empire District Electric Co. (The)	1,910	35,851

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	2

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2010

Investments	Shares	Value
Entergy Corp.	3,740	$267,859
Exelon Corp.	15,188	576,688
FirstEnergy Corp.	7,842	276,274
Great Plains Energy, Inc.	3,412	58,072
Hawaiian Electric Industries, Inc.	3,232	73,625
IDACORP, Inc.	1,307	43,484
Integrys Energy Group, Inc.	2,681	117,267
ITC Holdings Corp.	688	36,402
MDU Resources Group, Inc.	3,002	54,126
MGE Energy, Inc.	695	25,048
NextEra Energy, Inc.	7,868	383,644
Northeast Utilities	3,555	90,581
NorthWestern Corp.	1,242	32,540
NSTAR(a)	2,501	87,535
NV Energy, Inc.	5,050	59,640
OGE Energy Corp.	2,066	75,533
Otter Tail Corp.	1,415	27,352
Pepco Holdings, Inc.	7,574	118,760
PG&E Corp.	7,533	309,606
Pinnacle West Capital Corp.	2,938	106,826
PNM Resources, Inc.	2,397	26,798
Portland General Electric Co.	2,352	43,112
PPL Corp.	8,744	218,163
Progress Energy, Inc.	9,022	353,843
Public Service Enterprise Group, Inc.	11,001	344,661
SCANA Corp.	3,066	109,640
Southern Co.	22,658	754,058
TECO Energy, Inc.	5,935	89,440
UIL Holdings Corp.	1,415	35,417
Unisource Energy Corp.	1,042	31,448
Unitil Corp.	1,354	28,312
Westar Energy, Inc.(a)	3,341	72,199
Wisconsin Energy Corp.	1,763	89,455
Xcel Energy, Inc.	11,216	231,162

Total Electric		8,359,088

Electrical Components & Equipment - 0.6%
AMETEK, Inc.	411	16,502
Emerson Electric Co.	13,502	589,902
Hubbell, Inc. Class B	1,093	43,381
Molex, Inc.(a)	1,312	23,931
Molex, Inc. Class A	2,225	34,376

Total Electrical Components & Equipment		708,092

Electronics - 0.1%
AVX Corp.	1,986	25,461
Brady Corp. Class A	735	18,316
Gentex Corp.	2,263	40,689
Jabil Circuit, Inc.	2,745	36,508
National Instruments Corp.	825	26,219
PerkinElmer, Inc.	1,035	21,393

Total Electronics		168,586

Engineering & Construction - 0.1%
Fluor Corp.	1,240	52,700
Granite Construction, Inc.	378	8,913
KBR, Inc.	1,514	30,795

Total Engineering & Construction		92,408

Entertainment - 0.1%
Cinemark Holdings, Inc.	3,434	45,157
International Game Technology	2,257	35,435
National CineMedia, Inc.	1,429	23,807
Regal Entertainment Group Class A	3,678	47,961

Total Entertainment		152,360

Environmental Control - 0.4%
Mine Safety Appliances Co.	727	18,015
Nalco Holding Co.	494	10,107
Republic Services, Inc.	5,688	169,105
Waste Management, Inc.	9,849	308,175

Total Environmental Control		505,402

Food - 3.3%
B&G Foods, Inc. Class A	3,154	34,000
Campbell Soup Co.	6,136	219,853
ConAgra Foods, Inc.	8,545	199,269
Corn Products International, Inc.	1,068	32,360
Del Monte Foods Co.	2,244	32,291
Flowers Foods, Inc.	1,669	40,774
General Mills, Inc.	9,885	351,115
H.J. Heinz Co.	6,715	290,222
Hershey Co. (The)	3,006	144,078
Hormel Foods Corp.	1,720	69,626
J.M. Smucker Co. (The)	1,543	92,920
Kellogg Co.	5,900	296,770
Kraft Foods, Inc. Class A	35,026	980,728
Kroger Co. (The)	6,840	134,680
Lancaster Colony Corp.	515	27,481
Lance, Inc.	543	8,954
McCormick & Co., Inc.	1,940	73,642
Ruddick Corp.	517	16,022
Safeway, Inc.	4,396	86,425
Sara Lee Corp.	14,194	200,136
SUPERVALU, Inc.	3,411	36,975
Sysco Corp.	11,748	335,640
Tyson Foods, Inc. Class A	2,608	42,745
Weis Markets, Inc.	565	18,594

Total Food		3,765,300

Forest Products & Paper - 0.3%
International Paper Co.	1,074	24,305
MeadWestvaco Corp.	3,147	69,863
PH Glatfelter Co.	714	7,747
Plum Creek Timber Co., Inc.(a)	3,802	131,283
Potlatch Corp.	1,242	44,377
Rayonier, Inc.	2,007	88,348
Weyerhaeuser Co.	516	18,163

Total Forest Products & Paper		384,086

Gas - 0.9%
AGL Resources, Inc.	1,844	66,052
Atmos Energy Corp.	2,172	58,731
CenterPoint Energy, Inc.	10,685	140,615
Chesapeake Utilities Corp.	748	23,487
Energen Corp.	530	23,495
Laclede Group, Inc. (The)	830	27,498
National Fuel Gas Co.	1,126	51,661
New Jersey Resources Corp.	716	25,203
Nicor, Inc.	1,055	42,728
NiSource, Inc.	8,303	120,394
Northwest Natural Gas Co.(a)	464	20,216
Piedmont Natural Gas Co., Inc.	1,378	34,863
Questar Corp.	1,366	62,139
Sempra Energy	3,717	173,918
South Jersey Industries, Inc.	496	21,308
Southern Union Co.	1,902	41,578
Southwest Gas Corp.	794	23,423
UGI Corp.	1,476	37,549
Vectren Corp.	2,352	55,648
WGL Holdings, Inc.	1,022	34,779

Total Gas		1,085,285

See Notes to Schedule of Investments.

3	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2010

Investments	Shares	Value
Hand/Machine Tools - 0.2%
Baldor Electric Co.	892	$32,183
Kennametal, Inc.	830	21,107
Lincoln Electric Holdings, Inc.	660	33,653
Regal-Beloit Corp.	361	20,137
Snap-On, Inc.	1,102	45,083
Stanley Black & Decker, Inc.	1,717	86,743

Total Hand/Machine Tools		238,906

Healthcare-Products - 3.4%
Baxter International, Inc.	6,816	277,002
Beckman Coulter, Inc.	342	20,619
Becton Dickinson and Co.	2,501	169,118
C.R. Bard, Inc.	399	30,934
DENTSPLY International, Inc.	496	14,835
Hill-Rom Holdings, Inc.	760	23,127
Johnson & Johnson	46,787	2,763,240
Medtronic, Inc.	11,649	422,509
Meridian Bioscience, Inc.	1,118	19,006
STERIS Corp.	481	14,949
Stryker Corp.	1,776	88,907
Techne Corp.	344	19,763
Teleflex, Inc.	534	28,986
West Pharmaceutical Services, Inc.	301	10,984

Total Healthcare-Products		3,903,979

Healthcare-Services - 0.1%
Aetna, Inc.	685	18,070
Quest Diagnostics, Inc.	931	46,336
UnitedHealth Group, Inc.	774	21,982

Total Healthcare-Services		86,388

Holding Companies-Diversified - 0.0%
Compass Diversified Holdings	2,901	38,902

Home Builders - 0.1%
D.R. Horton, Inc.	2,627	25,824
KB Home	758	8,338
Lennar Corp. Class A	1,013	14,091
MDC Holdings, Inc.	1,072	28,890
Ryland Group, Inc.	544	8,606

Total Home Builders		85,749

Home Furnishings - 0.1%
Whirlpool Corp.	922	80,970

Household Products/Wares - 0.8%
American Greetings Corp. Class A	3	56
Avery Dennison Corp.	1,439	46,235
Church & Dwight Co., Inc.	509	31,919
Clorox Co.	2,384	148,190
Fortune Brands, Inc.	1,663	65,156
Jarden Corp.	769	20,663
Kimberly-Clark Corp.	8,681	526,329
Scotts Miracle-Gro Co. (The) Class A	564	25,047
Tupperware Brands Corp.	870	34,670

Total Household Products/Wares		898,265

Housewares - 0.1%
Newell Rubbermaid, Inc.	2,526	36,980
Toro Co. (The)	348	17,094

Total Housewares		54,074

Insurance - 2.9%
Allstate Corp. (The)	8,377	240,671
American Family Life Assurance Co., Inc.	6,326	269,930
American Financial Group, Inc.	1,651	45,105
American National Insurance Co.	489	39,594
AON Corp.	2,441	90,610
Arthur J. Gallagher & Co.	3,182	77,577
Assurant, Inc.	1,471	51,044
Baldwin & Lyons, Inc. Class B	879	18,468
Brown & Brown, Inc.	1,553	29,724
Chubb Corp.	5,255	262,803
Cincinnati Financial Corp.	5,038	130,333
Donegal Group, Inc. Class A	1,366	16,788
Erie Indemnity Co. Class A	1,242	56,511
Fidelity National Financial, Inc. Class A	5,712	74,199
Hanover Insurance Group, Inc. (The)	526	22,881
Harleysville Group, Inc.(a)	823	25,538
Hartford Financial Services Group, Inc.	2,029	44,902
HCC Insurance Holdings, Inc.	1,468	36,348
Horace Mann Educators Corp.	3	46
Loews Corp.	1,685	56,127
Marsh & McLennan Cos., Inc.	10,698	241,240
Mercury General Corp.	1,697	70,324
MetLife, Inc.	9,287	350,677
Old Republic International Corp.	8,907	108,042
Principal Financial Group, Inc.	3,907	91,580
Protective Life Corp.	1,396	29,860
Prudential Financial, Inc.	3,648	195,752
Reinsurance Group of America, Inc.	298	13,622
RLI Corp.	329	17,276
Safety Insurance Group, Inc.	741	27,432
Selective Insurance Group, Inc.	1,437	21,354
StanCorp Financial Group, Inc.	728	29,513
State Auto Financial Corp.	1,234	19,139
Torchmark Corp.	764	37,826
Transatlantic Holdings, Inc.	591	28,344
Travelers Cos., Inc. (The)	7,993	393,655
Unitrin, Inc.	1,436	36,762
Unum Group	3,435	74,539
W.R. Berkley Corp.	1,025	27,121

Total Insurance		3,403,257

Internet - 0.0%
Earthlink, Inc.	4,480	35,661
NutriSystem, Inc.	3	69
United Online, Inc.	2,887	16,629

Total Internet		52,359

Investment Companies - 0.4%
Apollo Investment Corp.	11,181	104,319
Ares Capital Corp.	7,565	94,789
BlackRock Kelso Capital Corp.	5,520	54,482
Fifth Street Finance Corp.	2,283	25,181
Gladstone Capital Corp.	2,573	27,814
Hercules Technology Growth Capital, Inc.	3,421	31,507
Main Street Capital Corp.(a)	1,649	24,620
PennantPark Investment Corp.	2,710	25,881
Prospect Capital Corp.(a)	4,429	42,740
TICC Capital Corp.	4,537	38,111

Total Investment Companies		469,444

Iron/Steel - 0.3%
AK Steel Holding Corp.	505	6,019
Allegheny Technologies, Inc.	1,115	49,272
Carpenter Technology Corp.	700	22,981
Cliffs Natural Resources, Inc.	480	22,637
Nucor Corp.	5,937	227,268
Reliance Steel & Aluminum Co.	561	20,280
Steel Dynamics, Inc.	1,888	24,903
United States Steel Corp.	505	19,468

Total Iron/Steel		392,828

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	4

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2010

Investments	Shares	Value
Leisure Time - 0.1%
Callaway Golf Co.	1,607	$9,706
Harley-Davidson, Inc.	2,086	46,372
Polaris Industries, Inc.	796	43,478

Total Leisure Time		99,556

Lodging - 0.1%
Choice Hotels International, Inc.(a)	1,121	33,865
Marriott International, Inc. Class A	2,687	80,449
Starwood Hotels & Resorts Worldwide, Inc.	674	27,924
Wyndham Worldwide Corp.	1,014	20,422

Total Lodging		162,660

Machinery-Construction & Mining - 0.6%
Caterpillar, Inc.	10,102	606,827
Joy Global, Inc.	877	43,929

Total Machinery-Construction & Mining		650,756

Machinery-Diversified - 0.6%
Applied Industrial Technologies, Inc.	768	19,446
Briggs & Stratton Corp.	2	34
Cognex Corp.	1,104	19,408
Cummins, Inc.	1,845	120,165
Deere & Co.	4,848	269,937
Flowserve Corp.	366	31,037
Graco, Inc.	967	27,260
IDEX Corp.	832	23,770
Nordson Corp.	422	23,666
Rockwell Automation, Inc.	2,164	106,231
Roper Industries, Inc.	361	20,201

Total Machinery-Diversified		661,155

Media - 1.6%
Cablevision Systems Corp. Class A	2,245	53,903
CBS Corp. Class A	2,192	28,430
CBS Corp. Class B	3,330	43,057
Comcast Corp. Class A	17,500	303,975
Comcast Corp. Special Class A	7,245	119,035
Courier Corp.	2,059	25,140
Factset Research Systems, Inc.	417	27,935
Gannett Co., Inc.	1,864	25,089
John Wiley & Sons, Inc. Class A	409	15,816
McGraw-Hill Cos., Inc. (The)	4,581	128,909
News Corp. Class A	9,192	109,936
News Corp. Class B	3,621	50,151
Scripps Networks Interactive, Inc. Class A	547	22,066
Time Warner, Inc.	16,289	470,915
Walt Disney Co. (The)	11,062	348,453
Washington Post Co. (The) Class B	101	41,459
World Wrestling Entertainment, Inc. Class A	1,871	29,113

Total Media		1,843,382

Metal Fabricate/Hardware - 0.1%
Commercial Metals Co.	1,897	25,078
Kaydon Corp.	405	13,308
Timken Co.	1,198	31,136
Worthington Industries, Inc.	1,882	24,203

Total Metal Fabricate/Hardware		93,725

Mining - 0.6%
Alcoa, Inc.	5,077	51,075
AMCOL International Corp.	482	11,327
Compass Minerals International, Inc.	373	26,214
Freeport-McMoRan Copper & Gold, Inc.	1,923	113,707
Kaiser Aluminum Corp.	413	14,319
Newmont Mining Corp.	2,206	136,198
Southern Copper Corp.	10,516	279,095
Vulcan Materials Co.	1,544	67,673

Total Mining		699,608

Miscellaneous Manufacturing - 4.1%
3M Co.	9,771	771,811
Acuity Brands, Inc.	342	12,442
Aptargroup, Inc.	530	20,045
Barnes Group, Inc.	1,193	19,553
Brink’s Co. (The)	448	8,525
Carlisle Cos., Inc.	904	32,662
CLARCOR, Inc.	698	24,793
Crane Co.	1,028	31,056
Danaher Corp.	726	26,949
Donaldson Co., Inc.	519	22,135
Dover Corp.	2,751	114,964
Eaton Corp.	2,757	180,418
General Electric Co.	151,394	2,183,102
Harsco Corp.	1,137	26,720
Honeywell International, Inc.	12,765	498,218
Illinois Tool Works, Inc.	7,180	296,390
ITT Corp.	1,705	76,589
Koppers Holdings, Inc.	425	9,554
Leggett & Platt, Inc.	4,578	91,835
NL Industries, Inc.	3,448	21,033
Pall Corp.	1,025	35,229
Parker Hannifin Corp.	1,620	89,845
Pentair, Inc.	1,225	39,445
SPX Corp.	616	32,531
Textron, Inc.	965	16,376
Trinity Industries, Inc.	813	14,406

Total Miscellaneous Manufacturing		4,696,626

Office Furnishings - 0.0%
HNI Corp.	763	21,051
Knoll, Inc.	2	27

Total Office Furnishings		21,078

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	7,007	153,874
Xerox Corp.	10,158	81,670

Total Office/Business Equipment		235,544

Oil & Gas - 8.9%
Anadarko Petroleum Corp.	1,637	59,079
Apache Corp.	1,114	93,788
Chesapeake Energy Corp.	4,575	95,846
Chevron Corp.	39,438	2,676,263
Cimarex Energy Co.	407	29,133
ConocoPhillips	32,762	1,608,287
Devon Energy Corp.	2,415	147,122
Diamond Offshore Drilling, Inc.(a)	507	31,530
EOG Resources, Inc.	858	84,401
EQT Corp.	1,464	52,909
Exxon Mobil Corp.	67,437	3,848,630
Helmerich & Payne, Inc.	1	37
Hess Corp.	1,392	70,073
Holly Corp.	761	20,227
Marathon Oil Corp.	12,273	381,568
Murphy Oil Corp.	2,067	102,420
Noble Energy, Inc.	945	57,012
Occidental Petroleum Corp.	7,615	587,497
Patterson-UTI Energy, Inc.	1,743	22,432
Pioneer Natural Resources Co.	2	119
Range Resources Corp.	385	15,458
Sunoco, Inc.	1,745	60,674

See Notes to Schedule of Investments.

5	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2010

Investments	Shares	Value
Valero Energy Corp.	11,637	$209,233

Total Oil & Gas		10,253,738

Oil & Gas Services - 0.4%
Baker Hughes, Inc.	3,071	127,662
Halliburton Co.	6,404	157,218
National Oilwell Varco, Inc.	2,317	76,623
RPC, Inc.	1,364	18,619
Smith International, Inc.	2,653	99,885

Total Oil & Gas Services		480,007

Packaging & Containers - 0.3%
Ball Corp.	619	32,702
Bemis Co., Inc.	1,829	49,383
Greif, Inc. Class A	3	166
Greif, Inc. Class B	870	45,762
Packaging Corp. of America	1,611	35,474
Rock-Tenn Co. Class A	201	9,984
Sealed Air Corp.	2,147	42,339
Silgan Holdings, Inc.	978	27,756
Sonoco Products Co.	2,172	66,202
Temple-Inland, Inc.	1,464	30,261

Total Packaging & Containers		340,029

Pharmaceuticals - 7.6%
Abbott Laboratories	25,694	1,201,965
Allergan, Inc.	683	39,792
AmerisourceBergen Corp.	2,186	69,405
Bristol-Myers Squibb Co.	53,022	1,322,369
Cardinal Health, Inc.	4,499	151,211
Eli Lilly & Co.	35,067	1,174,745
McKesson Corp.	1,197	80,391
Mead Johnson Nutrition Co.	868	43,504
Merck & Co., Inc.	69,014	2,413,420
Perrigo Co.	389	22,978
Pfizer, Inc.	156,393	2,230,164

Total Pharmaceuticals		8,749,944

Pipelines - 0.5%
El Paso Corp.	2,111	23,453
Oneok, Inc.	2,401	103,843
Spectra Energy Corp.	17,753	356,303
Williams Cos., Inc. (The)	6,782	123,975

Total Pipelines		607,574

REITS - 4.9%
Acadia Realty Trust	1,183	19,898
Agree Realty Corp.	851	19,845
Alexandria Real Estate Equities, Inc.	559	35,424
AMB Property Corp.	3,506	83,127
American Campus Communities, Inc.	1,536	41,917
Apartment Investment & Management Co. Class A	1,917	37,132
AvalonBay Communities, Inc.	1,939	181,044
BioMed Realty Trust, Inc.	1,818	29,252
Boston Properties, Inc.	2,211	157,733
Brandywine Realty Trust	3,136	33,712
BRE Properties, Inc.	1,192	44,021
Camden Property Trust	1,528	62,419
CBL & Associates Properties, Inc.	2,077	25,838
Cogdell Spencer, Inc.	3,522	23,809
Colonial Properties Trust	2,651	38,519
Corporate Office Properties Trust SBI MD	1,364	51,505
Cousins Properties, Inc.	1,560	10,514
DCT Industrial Trust, Inc.	7,522	33,999
Digital Realty Trust, Inc.(a)	1,493	86,116
Douglas Emmett, Inc.	1,806	25,681
Duke Realty Corp.	7,180	81,493
EastGroup Properties, Inc.	957	34,050
Education Realty Trust, Inc.	3,416	20,598
Entertainment Properties Trust	1,831	69,706
Equity Lifestyle Properties, Inc.	432	20,835
Equity One, Inc.	2,741	42,760
Equity Residential	6,215	258,793
Essex Property Trust, Inc.	677	66,035
Extra Space Storage, Inc.	2,701	37,544
Federal Realty Investment Trust	1,228	86,292
First Potomac Realty Trust	1,543	22,173
Franklin Street Properties Corp.	2,695	31,828
Getty Realty Corp.	1,133	25,390
Gladstone Commercial Corp.	1,690	27,615
Glimcher Realty Trust	7,715	46,136
Government Properties Income Trust	998	25,469
HCP, Inc.	9,416	303,666
Health Care REIT, Inc.	3,776	159,045
Healthcare Realty Trust, Inc.	2,220	48,773
Hersha Hospitality Trust	5,270	23,820
Highwoods Properties, Inc.	2,005	55,659
Home Properties, Inc.	1,127	50,794
HRPT Properties Trust	9,430	58,560
Inland Real Estate Corp.	3,701	29,312
Investors Real Estate Trust	3,146	27,779
Kilroy Realty Corp.(a)	908	26,995
Kimco Realty Corp.	10,986	147,652
Kite Realty Group Trust	2,517	10,521
Lexington Realty Trust(a)	6,134	36,865
Liberty Property Trust	3,638	104,956
LTC Properties, Inc.	784	19,028
Macerich Co. (The)	4,191	156,408
Mack-Cali Realty Corp.	2,157	64,128
Medical Properties Trust, Inc.	3,998	37,741
Mid-America Apartment Communities, Inc.	760	39,117
Mission West Properties, Inc.	2,980	20,324
Monmouth Real Estate Investment Corp. Class A	2,868	21,194
National Health Investors, Inc.	951	36,671
National Retail Properties, Inc.	2,947	63,184
Nationwide Health Properties, Inc.	2,954	105,665
Omega Healthcare Investors, Inc.	2,854	56,880
Parkway Properties, Inc.	845	12,312
Pennsylvania Real Estate Investment Trust	2,621	32,029
Post Properties, Inc.	1,293	29,390
ProLogis	11,716	118,683
PS Business Parks, Inc.	569	31,739
Public Storage	2,462	216,434
Realty Income Corp.(a)	3,333	101,090
Regency Centers Corp.	2,305	79,292
Saul Centers, Inc.	712	28,929
Senior Housing Properties Trust	4,741	95,341
Simon Property Group, Inc.	4,885	394,464
SL Green Realty Corp.	422	23,227
Sovran Self Storage, Inc.	1,008	34,705
Sun Communities, Inc.	1,240	32,190
Tanger Factory Outlet Centers	820	33,932
Taubman Centers, Inc.	1,281	48,204
UDR, Inc.	3,801	72,713
Universal Health Realty Income Trust	964	30,973
U-Store-It Trust	1	7
Ventas, Inc.	4,156	195,124
Vornado Realty Trust	3,620	264,079
Washington Real Estate Investment Trust	1,957	53,994

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	6

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2010

Investments	Shares	Value
Weingarten Realty Investors(a)	3,613	$68,828
Winthrop Realty Trust	1,468	18,805

Total REITS		5,659,443

Retail - 6.3%
Abercrombie & Fitch Co. Class A	1,138	34,925
Advance Auto Parts, Inc.	363	18,215
American Eagle Outfitters, Inc.	2,652	31,161
Barnes & Noble, Inc.(a)	1,583	20,421
Best Buy Co., Inc.	3,339	113,058
Bob Evans Farms, Inc.	537	13,221
Brinker International, Inc.	1,882	27,214
Buckle, Inc. (The)(a)	878	28,465
Burger King Holdings, Inc.	1,415	23,829
Cato Corp. (The) Class A	789	17,374
Costco Wholesale Corp.	2,925	160,378
Cracker Barrel Old Country Store, Inc.	499	23,233
CVS Caremark Corp.	7,898	231,569
Darden Restaurants, Inc.	2,387	92,735
Family Dollar Stores, Inc.	1,524	57,439
Foot Locker, Inc.	4,979	62,835
Gap, Inc. (The)	6,295	122,501
Guess ?, Inc.	775	24,211
Home Depot, Inc.	29,443	826,465
J.C. Penney Co., Inc.	4,041	86,801
Lowe’s Cos., Inc.	12,667	258,660
Ltd. Brands, Inc.	5,893	130,058
Macy’s, Inc.	3,027	54,183
McDonald’s Corp.	20,988	1,382,480
MSC Industrial Direct Co. Class A	554	28,066
Nordstrom, Inc.	2,308	74,294
Nu Skin Enterprises, Inc. Class A	891	22,213
PetSmart, Inc.	1,204	36,325
RadioShack Corp.	1,277	24,914
Ross Stores, Inc.	785	41,833
Staples, Inc.	5,570	106,108
Target Corp.	6,004	295,217
Tiffany & Co.	1,093	41,436
TJX Cos., Inc.	3,163	132,688
Walgreen Co.	7,970	212,799
Wal-Mart Stores, Inc.	44,218	2,125,559
Wendy’s/Arby’s Group, Inc. Class A	5,635	22,540
Williams-Sonoma, Inc.	1,607	39,886
Yum! Brands, Inc.	6,146	239,940

Total Retail		7,285,249

Savings & Loans - 0.8%
Astoria Financial Corp.	2,700	37,152
Brookline Bancorp, Inc.	2,385	21,179
Capitol Federal Financial	2,488	82,502
Dime Community Bancshares	1,956	24,117
First Niagara Financial Group, Inc.	4,617	57,851
Hudson City Bancorp, Inc.	13,314	162,963
New York Community Bancorp, Inc.	13,551	206,924
NewAlliance Bancshares, Inc.	1,275	14,293
Northwest Bancshares, Inc.	2,321	26,622
OceanFirst Financial Corp.	2,044	24,671
Oritani Financial Corp.	2,293	22,930
People’s United Financial, Inc.	6,689	90,302
Provident Financial Services, Inc.	2,202	25,741
Roma Financial Corp.	1,936	21,025
TFS Financial Corp.	3,969	49,255
Washington Federal, Inc.	1,055	17,070

Total Savings & Loans		884,597

Semiconductors - 2.7%
Altera Corp.	1,355	33,618
Analog Devices, Inc.	4,354	121,302
Applied Materials, Inc.	13,502	162,294
Intel Corp.	99,862	1,942,316
Intersil Corp. Class A	2,673	32,370
KLA-Tencor Corp.	1,547	43,130
Linear Technology Corp.	3,582	99,615
Maxim Integrated Products, Inc.	6,856	114,701
Microchip Technology, Inc.(a)	4,888	135,593
National Semiconductor Corp.	3,075	41,390
Texas Instruments, Inc.	13,298	309,578
Xilinx, Inc.	3,761	95,003

Total Semiconductors		3,130,910

Software - 2.3%
American Software, Inc. Class A	4,497	20,776
Broadridge Financial Solutions, Inc.	2,231	42,501
CA, Inc.	2,469	45,430
Dun & Bradstreet Corp.	404	27,116
Fidelity National Information Services, Inc.	2,027	54,364
Microsoft Corp.	85,778	1,973,752
Oracle Corp.	24,601	527,937
Quality Systems, Inc.	1	58

Total Software		2,691,934

Telecommunications - 8.1%
Adtran, Inc.	1,024	27,924
Alaska Communications Systems Group, Inc.	3,575	30,352
AT&T, Inc.	196,235	4,746,925
CenturyLink, Inc.	13,152	438,093
Consolidated Communications Holdings, Inc.	2,449	41,657
Corning, Inc.	9,583	154,765
Frontier Communications Corp.(a)	22,384	159,150
Harris Corp.	1,542	64,224
NTELOS Holdings Corp.	1,898	32,646
QUALCOMM, Inc.	14,175	465,507
Qwest Communications International, Inc.	73,248	384,552
Telephone & Data Systems, Inc. Special Shares	825	21,896
Verizon Communications, Inc.	91,672	2,568,649
Virgin Media, Inc.(a)	1,965	32,796
Windstream Corp.	22,942	242,268

Total Telecommunications		9,411,404

Textiles - 0.0%
Cintas Corp.	1,286	30,825

Toys/Games/Hobbies - 0.2%
Hasbro, Inc.	2,015	82,816
Mattel, Inc.	7,812	165,302

Total Toys/Games/Hobbies		248,118

Transportation - 1.6%
Alexander & Baldwin, Inc.	935	27,844
C.H. Robinson Worldwide, Inc.	1,623	90,336
Con-way, Inc.	442	13,269
CSX Corp.	3,903	193,706
Expeditors International of Washington, Inc.	1,412	48,728
FedEx Corp.	880	61,697
Horizon Lines, Inc. Class A	3,147	13,312
International Shipholding Corp.	680	15,049
JB Hunt Transport Services, Inc.	972	31,755
Norfolk Southern Corp.	5,223	277,080
Overseas Shipholding Group, Inc.(a)	709	26,261
Ryder System, Inc.	949	38,178

See Notes to Schedule of Investments.

7	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Total Dividend Fund (DTD)

June 30, 2010

Investments	Shares	Value
Tidewater, Inc.	623	$24,123
Union Pacific Corp.	4,738	329,338
United Parcel Service, Inc. Class B	11,945	679,551

Total Transportation		1,870,227

Trucking & Leasing - 0.0%
GATX Corp.	850	22,678

Water - 0.2%
American States Water Co.(a)	639	21,176
American Water Works Co., Inc.	3,430	70,658
Aqua America, Inc.	1,985	35,095
California Water Service Group	687	24,526
Connecticut Water Service, Inc.	1,277	26,843
Middlesex Water Co.(a)	1,700	26,945
SJW Corp.(a)	1,202	28,175

Total Water		233,418

TOTAL COMMON STOCKS (Cost: $122,131,079)		115,020,976

EXCHANGE-TRADED FUND - 0.3%
WisdomTree Total Earnings Fund(b) (Cost: $408,690)	10,206	377,724

SHORT-TERM INVESTMENT - 1.0%
MONEY MARKET FUND - 1.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $1,154,059)	1,154,059	1,154,059

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
MONEY MARKET FUND - 1.6%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d) (Cost: $1,847,000)(e)	1,847,000	1,847,000

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $125,540,828)(f)		118,399,759
Liabilities in Excess of Other Assets - (2.3)%		(2,634,831)

NET ASSETS - 100.0%		$115,764,928

(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $1,793,054 and the total market value of the collateral held by the Fund was $1,847,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	8

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.5%
Agriculture - 9.6%
Altria Group, Inc.	157,426	$3,154,817
Lorillard, Inc.	9,181	660,848
Philip Morris International, Inc.	99,509	4,561,493
Reynolds American, Inc.	21,642	1,127,981
Universal Corp.	1,028	40,791
Vector Group Ltd.(a)	8,408	141,423

Total Agriculture		9,687,353

Apparel - 0.3%
VF Corp.	3,975	282,940

Auto Parts & Equipment - 0.0%
Superior Industries International, Inc.	1,133	15,227

Banks - 1.6%
1st Source Corp.	1,104	18,680
Arrow Financial Corp.	465	10,741
BancorpSouth, Inc.(a)	3,353	59,952
Bank Mutual Corp.	1,963	11,150
Bank of Hawaii Corp.	2,007	97,038
Capital City Bank Group, Inc.(a)	1,059	13,110
Chemical Financial Corp.(a)	1,321	28,771
City Holding Co.	693	19,321
Community Bank System, Inc.(a)	1,650	36,349
Community Trust Bancorp, Inc.	840	21,084
Cullen/Frost Bankers, Inc.	2,244	115,342
CVB Financial Corp.(a)	4,755	45,172
FNB Corp.	8,777	70,479
Glacier Bancorp, Inc.	2,825	41,443
Hudson Valley Holding Corp.	556	12,855
Independent Bank Corp.	782	19,300
Lakeland Financial Corp.	601	12,008
M&T Bank Corp.	5,582	474,191
NBT Bancorp, Inc.	1,463	29,874
Park National Corp.	1,027	66,796
Renasant Corp.	1,126	16,158
S&T Bancorp, Inc.	1,077	21,282
Sterling Bancshares, Inc.	3,835	18,063
Tompkins Financial Corp.	385	14,534
TrustCo Bank Corp.(a)	3,223	18,049
Trustmark Corp.	2,711	56,443
United Bankshares, Inc.(a)	2,839	67,966
Univest Corp. of Pennsylvania	836	14,480
Valley National Bancorp(a)	9,243	125,890
Washington Trust Bancorp, Inc.	1,006	17,142
WesBanco, Inc.(a)	1,279	21,551

Total Banks		1,595,214

Chemicals - 2.5%
E.I. Du Pont de Nemours & Co.	51,031	1,765,162
Huntsman Corp.	9,535	82,668
Olin Corp.	3,832	69,321
PPG Industries, Inc.	6,748	407,647
Quaker Chemical Corp.	518	14,033
RPM International, Inc.	5,909	105,417
Schulman A., Inc.	819	15,528
Valhi, Inc.	4,415	54,481

Total Chemicals		2,514,257

Commercial Services - 0.8%
Advance America, Cash Advance Centers, Inc.	2,736	11,300
CDI Corp.	781	12,129
Deluxe Corp.	3,839	71,981
Electro Rent Corp.	1,067	13,647
Healthcare Services Group, Inc.	1,759	33,333
Hillenbrand, Inc.	2,651	56,705
Landauer, Inc.	341	20,760
McGrath Rentcorp	981	22,347
Paychex, Inc.	15,703	407,807
R.R. Donnelley & Sons Co.	11,275	184,572

Total Commercial Services		834,581

Computers - 0.1%
Diebold, Inc.	2,680	73,030

Distribution/Wholesale - 0.3%
Genuine Parts Co.	7,220	284,829
Watsco, Inc.	1,167	67,593

Total Distribution/Wholesale		352,422

Diversified Financial Services - 0.5%
BGC Partners, Inc. Class A	4,560	23,302
Federated Investors, Inc. Class B	4,271	88,452
GFI Group, Inc.	5,368	29,954
NYSE Euronext	13,161	363,638
Westwood Holdings Group, Inc.	274	9,631

Total Diversified Financial Services		514,977

Electric - 15.7%
ALLETE, Inc.	1,994	68,275
Alliant Energy Corp.	5,880	186,631
Ameren Corp.	14,368	341,527
American Electric Power Co., Inc.	24,759	799,716
Avista Corp.	2,244	43,825
Black Hills Corp.	2,269	64,598
Central Vermont Public Service Corp.	371	7,324
CH Energy Group, Inc.	894	35,081
Cleco Corp.	2,151	56,808
CMS Energy Corp.	7,988	117,024
Consolidated Edison, Inc.	15,773	679,816
Dominion Resources, Inc.	29,289	1,134,656
DPL, Inc.	5,247	125,403
DTE Energy Co.	8,846	403,466
Duke Energy Corp.	78,984	1,263,744
Edison International	12,437	394,502
Empire District Electric Co. (The)	2,651	49,759
Entergy Corp.	7,450	533,569
Exelon Corp.	30,739	1,167,160
FirstEnergy Corp.	15,882	559,523
Great Plains Energy, Inc.	6,654	113,251
Hawaiian Electric Industries, Inc.	5,872	133,764
IDACORP, Inc.	1,941	64,577
Integrys Energy Group, Inc.	5,329	233,090
MGE Energy, Inc.	1,025	36,941
NextEra Energy, Inc.	15,865	773,577
Northeast Utilities	6,870	175,048
NorthWestern Corp.	1,971	51,640
NSTAR(a)	5,211	182,385
NV Energy, Inc.	8,914	105,274
OGE Energy Corp.	4,137	151,249
Otter Tail Corp.	1,963	37,945
Pepco Holdings, Inc.	15,994	250,786
PG&E Corp.	15,341	630,515
Pinnacle West Capital Corp.	6,189	225,032
PNM Resources, Inc.	3,828	42,797
Portland General Electric Co.	3,972	72,807
PPL Corp.	17,375	433,506
Progress Energy, Inc.	18,678	732,551
Public Service Enterprise Group, Inc.	22,355	700,382
SCANA Corp.	6,689	239,199
Southern Co.	45,305	1,507,750

See Notes to Schedule of Investments.

9	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2010

Investments	Shares	Value
TECO Energy, Inc.	11,564	$174,270
UIL Holdings Corp.	2,025	50,686
Unisource Energy Corp.	1,394	42,071
Unitil Corp.	713	14,909
Westar Energy, Inc.(a)	6,529	141,092
Xcel Energy, Inc.	22,707	467,991

Total Electric		15,817,492

Electrical Components & Equipment - 0.0%
Molex, Inc. Class A	2,896	44,743

Electronics - 0.0%
Methode Electronics, Inc.	1,298	12,642

Entertainment - 0.2%
Cinemark Holdings, Inc.	6,411	84,305
National CineMedia, Inc.	2,293	38,201
Regal Entertainment Group Class A	7,551	98,465

Total Entertainment		220,971

Environmental Control - 0.6%
Mine Safety Appliances Co.	1,389	34,419
U.S. Ecology, Inc.	854	12,443
Waste Management, Inc.	19,061	596,419

Total Environmental Control		643,281

Food - 4.4%
B&G Foods, Inc. Class A	3,649	39,336
ConAgra Foods, Inc.	17,271	402,760
H.J. Heinz Co.	13,971	603,827
Hershey Co. (The)	6,019	288,491
Ingles Markets, Inc. Class A	590	8,879
Kraft Foods, Inc. Class A	69,492	1,945,776
Sara Lee Corp.	27,708	390,683
Sysco Corp.	23,914	683,223
Weis Markets, Inc.	916	30,145

Total Food		4,393,120

Forest Products & Paper - 0.7%
MeadWestvaco Corp.	6,668	148,029
Plum Creek Timber Co., Inc.(a)	8,017	276,827
Potlatch Corp.	2,801	100,080
Rayonier, Inc.	4,143	182,375

Total Forest Products & Paper		707,311

Gas - 1.5%
AGL Resources, Inc.	3,954	141,632
Atmos Energy Corp.	4,611	124,681
CenterPoint Energy, Inc.	22,094	290,757
Chesapeake Utilities Corp.	287	9,012
Laclede Group, Inc. (The)	1,090	36,112
New Jersey Resources Corp.	1,466	51,603
Nicor, Inc.	2,152	87,156
NiSource, Inc.	17,907	259,652
Northwest Natural Gas Co.(a)	1,036	45,139
Piedmont Natural Gas Co., Inc.	3,217	81,390
South Jersey Industries, Inc.	1,114	47,858
Southwest Gas Corp.	1,576	46,492
UGI Corp.	4,285	109,010
Vectren Corp.	4,853	114,822
WGL Holdings, Inc.	2,339	79,596

Total Gas		1,524,912

Hand/Machine Tools - 0.1%
Snap-On, Inc.	1,840	75,274

Holding Companies-Diversified - 0.1%
Compass Diversified Holdings	4,544	60,935

Home Builders - 0.0%
MDC Holdings, Inc.	1,662	44,791

Household Products/Wares - 1.4%
Clorox Co.	4,898	304,459
Ennis, Inc.	1,091	16,376
Kimberly-Clark Corp.	17,403	1,055,144

Total Household Products/Wares		1,375,979

Insurance - 1.8%
Arthur J. Gallagher & Co.	6,307	153,765
Baldwin & Lyons, Inc. Class B	503	10,568
Cincinnati Financial Corp.	10,693	276,628
EMC Insurance Group, Inc.	474	10,395
Erie Indemnity Co. Class A	2,575	117,163
Fidelity National Financial, Inc. Class A	10,863	141,110
Harleysville Group, Inc.(a)	1,201	37,267
Life Partners Holdings, Inc.	780	15,959
Marsh & McLennan Cos., Inc.	21,068	475,083
Mercury General Corp.	3,610	149,598
Old Republic International Corp.	17,146	207,981
Safety Insurance Group, Inc.	714	26,432
Selective Insurance Group, Inc.	1,781	26,466
State Auto Financial Corp.	1,434	22,241
United Fire & Casualty Co.	966	19,146
Unitrin, Inc.	2,830	72,448
Universal Insurance Holdings, Inc.	4,303	17,987

Total Insurance		1,780,237

Internet - 0.1%
Earthlink, Inc.	7,779	61,921
United Online, Inc.	5,079	29,255

Total Internet		91,176

Investment Companies - 0.7%
Apollo Investment Corp.	21,468	200,296
Ares Capital Corp.	14,158	177,400
BlackRock Kelso Capital Corp.	10,275	101,414
Fifth Street Finance Corp.*	4,167	45,962
Hercules Technology Growth Capital, Inc.	4,590	42,274
MVC Capital, Inc.	1,091	14,096
PennantPark Investment Corp.	3,247	31,009
Prospect Capital Corp.(a)	8,331	80,394

Total Investment Companies		692,845

Iron/Steel - 0.4%
Nucor Corp.	11,169	427,549

Leisure Time - 0.1%
Polaris Industries, Inc.	1,322	72,208

Machinery-Diversified - 0.0%
NACCO Industries, Inc. Class A	268	23,788

Media - 0.1%
Meredith Corp.	1,340	41,714
World Wrestling Entertainment, Inc. Class A	2,651	41,250

Total Media		82,964

Metal Fabricate/Hardware - 0.0%
Worthington Industries, Inc.	3,302	42,464

Miscellaneous Manufacturing - 0.2%
Federal Signal Corp.	2,087	12,605
Leggett & Platt, Inc.	8,589	172,295
NL Industries, Inc.	3,805	23,211
Sturm Ruger & Co., Inc.	779	11,163

Total Miscellaneous Manufacturing		219,274

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	10

Schedule of Investments (unaudited)(continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2010

Investments	Shares	Value
Office Furnishings - 0.0%
HNI Corp.	1,789	$49,358

Office/Business Equipment - 0.3%
Pitney Bowes, Inc.	14,092	309,460

Oil & Gas - 8.8%
Chevron Corp.	77,759	5,276,726
ConocoPhillips	65,384	3,209,700
Valero Energy Corp.	21,908	393,906

Total Oil & Gas		8,880,332

Packaging & Containers - 0.2%
Greif, Inc. Class B	1,132	59,543
Sonoco Products Co.	3,925	119,634

Total Packaging & Containers		179,177

Pharmaceuticals - 14.0%
Bristol-Myers Squibb Co.	104,554	2,607,577
Eli Lilly & Co.	69,184	2,317,664
Merck & Co., Inc.	136,221	4,763,648
Pfizer, Inc.	309,675	4,415,966

Total Pharmaceuticals		14,104,855

Pipelines - 0.9%
Oneok, Inc.	4,520	195,490
Spectra Energy Corp.	35,373	709,936

Total Pipelines		905,426

REITS - 8.9%
Acadia Realty Trust	1,882	31,655
Agree Realty Corp.	715	16,674
AMB Property Corp.	7,315	173,439
American Campus Communities, Inc.	2,738	74,720
AvalonBay Communities, Inc.	3,997	373,200
Brandywine Realty Trust	5,194	55,835
BRE Properties, Inc.	2,896	106,949
Camden Property Trust	3,167	129,372
CapLease, Inc.	2,395	11,041
Cogdell Spencer, Inc.	3,154	21,321
Colonial Properties Trust	3,487	50,666
Corporate Office Properties Trust SBI MD	2,733	103,198
DCT Industrial Trust, Inc.	13,295	60,093
Digital Realty Trust, Inc.(a)	3,052	176,039
Duke Realty Corp.	14,073	159,729
EastGroup Properties, Inc.	1,533	54,544
Education Realty Trust, Inc.	2,467	14,876
Entertainment Properties Trust	3,496	133,093
Equity One, Inc.	5,050	78,780
Equity Residential	12,528	521,666
Essex Property Trust, Inc.	1,531	149,334
Extra Space Storage, Inc.	4,147	57,643
Federal Realty Investment Trust	2,708	190,291
First Potomac Realty Trust	1,916	27,533
Franklin Street Properties Corp.	4,885	57,692
Getty Realty Corp.	2,217	49,683
Glimcher Realty Trust	10,447	62,473
Government Properties Income Trust*	1,569	40,041
HCP, Inc.	19,480	628,230
Health Care REIT, Inc.	8,011	337,423
Healthcare Realty Trust, Inc.	4,573	100,469
Highwoods Properties, Inc.	4,006	111,207
Home Properties, Inc.	2,213	99,740
HRPT Properties Trust	18,769	116,555
Inland Real Estate Corp.	6,639	52,581
Investors Real Estate Trust	5,870	51,832
Kilroy Realty Corp.(a)	2,113	62,819
Kimco Realty Corp.	21,094	283,503
Kite Realty Group Trust	4,014	16,779
Lexington Realty Trust(a)	9,458	56,843
Liberty Property Trust	7,186	207,316
LTC Properties, Inc.	1,318	31,988
Macerich Co. (The)	7,590	283,259
Mack-Cali Realty Corp.	4,524	134,499
Medical Properties Trust, Inc.	8,107	76,530
Mid-America Apartment Communities, Inc.	1,642	84,514
National Health Investors, Inc.	1,838	70,873
National Retail Properties, Inc.	6,432	137,902
Nationwide Health Properties, Inc.	6,201	221,810
Omega Healthcare Investors, Inc.	6,032	120,218
Parkway Properties, Inc.	1,612	23,487
Pennsylvania Real Estate Investment Trust	3,534	43,185
Post Properties, Inc.	2,026	46,051
ProLogis	23,116	234,165
PS Business Parks, Inc.	918	51,206
Ramco-Gershenson Properties Trust	2,196	22,180
Realty Income Corp.(a)	7,341	222,653
Regency Centers Corp.	4,770	164,088
Saul Centers, Inc.	903	36,689
Senior Housing Properties Trust	9,332	187,667
Sovran Self Storage, Inc.	1,529	52,643
Sun Communities, Inc.	2,713	70,429
Tanger Factory Outlet Centers	1,650	68,277
Taubman Centers, Inc.	2,743	103,219
UDR, Inc.	7,631	145,981
Universal Health Realty Income Trust	1,001	32,162
Urstadt Biddle Properties, Inc. Class A	1,276	20,582
Ventas, Inc.	8,090	379,826
Vornado Realty Trust	7,440	542,748
Washington Real Estate Investment Trust	4,136	114,112
Weingarten Realty Investors(a)	6,766	128,892

Total REITS		8,958,712

Retail - 3.2%
Barnes & Noble, Inc.(a)	3,268	42,157
Cato Corp. (The) Class A	966	21,271
Christopher & Banks Corp.	1,200	7,428
Foot Locker, Inc.	10,128	127,816
Ltd. Brands, Inc.	11,258	248,464
McDonald’s Corp.	41,908	2,760,480

Total Retail		3,207,616

Savings & Loans - 1.4%
Astoria Financial Corp.	4,575	62,952
Berkshire Hills Bancorp, Inc.	489	9,526
Brookline Bancorp, Inc.	2,395	21,268
Capitol Federal Financial	5,307	175,980
Dime Community Bancshares	1,808	22,293
First Niagara Financial Group, Inc.	8,495	106,442
Flushing Financial Corp.	1,579	19,311
Hudson City Bancorp, Inc.	25,774	315,474
New York Community Bancorp, Inc.	26,922	411,099
Northwest Bancshares, Inc.	3,655	41,923
People’s United Financial, Inc.	13,821	186,583
Provident Financial Services, Inc.	2,644	30,908

Total Savings & Loans		1,403,759

Semiconductors - 0.5%
Intersil Corp. Class A	4,877	59,061
Maxim Integrated Products, Inc.	13,788	230,673
Microchip Technology, Inc.(a)	9,439	261,838

Total Semiconductors		551,572

See Notes to Schedule of Investments.

11	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Equity Income Fund (DHS)

June 30, 2010

Investments	Shares	Value
Software - 0.0%
Bowne & Co., Inc.	1,362	$15,281
Opnet Technologies, Inc.	652	9,578

Total Software		24,859

Telecommunications - 16.9%
Alaska Communications Systems Group, Inc.	5,163	43,834
AT&T, Inc.	388,160	9,389,590
CenturyLink, Inc.	26,271	875,087
Consolidated Communications Holdings, Inc.	3,086	52,493
Frontier Communications Corp.(a)	45,031	320,170
NTELOS Holdings Corp.	2,883	49,588
Qwest Communications International, Inc.	144,271	757,423
Verizon Communications, Inc.	180,310	5,052,286
Windstream Corp.	45,827	483,933

Total Telecommunications		17,024,404

Toys/Games/Hobbies - 0.3%
Mattel, Inc.	14,801	313,189

Transportation - 0.1%
Alexander & Baldwin, Inc.	1,599	47,618
International Shipholding Corp.	525	11,619
Overseas Shipholding Group, Inc.(a)	1,181	43,744

Total Transportation		102,981

Trucking & Leasing - 0.0%
GATX Corp.	1,798	47,971

Water - 0.2%
American Water Works Co., Inc.	6,997	144,138
Aqua America, Inc.	4,829	85,377
Middlesex Water Co.(a)	609	9,653

Total Water		239,168

TOTAL COMMON STOCKS (Cost: $111,658,048)		100,526,796

SHORT-TERM INVESTMENT - 1.5%
MONEY MARKET FUND - 1.5%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $1,478,452)	1,478,452	1,478,452

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%
MONEY MARKET FUND - 2.3%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $2,339,000)(d)	2,339,000	2,339,000

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $115,475,500)(e)		104,344,248
Liabilities in Excess of Other Assets - (3.3)%		(3,359,715)

NET ASSETS - 100.0%		$100,984,533

(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(c)	Interest rate shown reflects yield as of June 30, 2010.
(d)	At June 30, 2010, the total market value of the Fund’s securities on loan was $2,265,231 and the total market value of the collateral held by the Fund was $2,339,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	12

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.6%
Advertising - 0.1%
Omnicom Group, Inc.	10,443	$358,195

Aerospace/Defense - 3.1%
Boeing Co. (The)	46,482	2,916,745
General Dynamics Corp.	17,189	1,006,588
Goodrich Corp.	4,445	294,481
L-3 Communications Holdings, Inc.	3,863	273,655
Lockheed Martin Corp.	25,587	1,906,231
Northrop Grumman Corp.	19,833	1,079,709
Raytheon Co.	18,174	879,440
Rockwell Collins, Inc.	5,545	294,606
United Technologies Corp.	42,246	2,742,188

Total Aerospace/Defense		11,393,643

Agriculture - 5.0%
Altria Group, Inc.	292,863	5,868,975
Archer-Daniels-Midland Co.	23,334	602,484
Lorillard, Inc.	17,129	1,232,945
Philip Morris International, Inc.	185,706	8,512,763
Reynolds American, Inc.	40,376	2,104,397

Total Agriculture		18,321,564

Airlines - 0.0%
Southwest Airlines Co.	2,410	26,775

Apparel - 0.5%
Coach, Inc.	5,085	185,857
NIKE, Inc. Class B	13,445	908,210
Polo Ralph Lauren Corp.	552	40,274
VF Corp.	7,441	529,650

Total Apparel		1,663,991

Auto Manufacturers - 0.1%
PACCAR, Inc.	8,191	326,575

Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.	25,434	683,412

Banks - 3.0%
Bank of America Corp.	50,239	721,934
Bank of New York Mellon Corp. (The)	33,752	833,337
BB&T Corp.	33,624	884,647
Capital One Financial Corp.	5,197	209,439
Fifth Third Bancorp	8,289	101,872
Goldman Sachs Group, Inc. (The)	9,127	1,198,101
JPMorgan Chase & Co.	40,464	1,481,387
KeyCorp	13,506	103,861
M&T Bank Corp.	10,646	904,378
Morgan Stanley	20,555	477,082
Northern Trust Corp.(a)	11,015	514,401
PNC Financial Services Group, Inc.	7,762	438,553
Regions Financial Corp.	21,396	140,786
State Street Corp.	1,305	44,135
SunTrust Banks, Inc.	2,940	68,502
U.S. Bancorp	37,578	839,868
Wells Fargo & Co.	74,050	1,895,680

Total Banks		10,857,963

Beverages - 4.0%
Brown-Forman Corp. Class A	2,377	138,341
Brown-Forman Corp. Class B	4,207	240,767
Coca-Cola Co. (The)	136,910	6,861,929
Coca-Cola Enterprises, Inc.	16,144	417,484
Dr. Pepper Snapple Group, Inc.	10,683	399,437
Molson Coors Brewing Co. Class B	6,997	296,393
PepsiCo, Inc.	99,712	6,077,447

Total Beverages		14,431,798

Building Materials - 0.1%
Masco Corp.	18,226	196,112

Chemicals - 2.4%
Air Products & Chemicals, Inc.	9,684	627,620
Dow Chemical Co. (The)	54,614	1,295,444
E.I. Du Pont de Nemours & Co.	94,688	3,275,258
Ecolab, Inc.	5,990	269,011
Lubrizol Corp.	2,238	179,734
Monsanto Co.	14,293	660,623
Mosaic Co. (The)	3,148	122,709
PPG Industries, Inc.	12,563	758,931
Praxair, Inc.	12,295	934,297
Sherwin-Williams Co. (The)	5,316	367,814
Sigma-Aldrich Corp.	3,321	165,485

Total Chemicals		8,656,926

Coal - 0.1%
Consol Energy, Inc.	3,602	121,604
Peabody Energy Corp.	3,509	137,307

Total Coal		258,911

Commercial Services - 0.8%
Automatic Data Processing, Inc.	32,527	1,309,537
H&R Block, Inc.(a)	19,504	306,018
Mastercard, Inc. Class A	584	116,525
Moody’s Corp.	6,553	130,536
Paychex, Inc.	29,006	753,286
Visa, Inc. Class A	5,522	390,681
Western Union Co. (The)	3,125	46,594

Total Commercial Services		3,053,177

Computers - 1.9%
Hewlett-Packard Co.	30,615	1,325,017
International Business Machines Corp.	46,302	5,717,371

Total Computers		7,042,388

Cosmetics/Personal Care - 3.5%
Avon Products, Inc.	22,971	608,731
Colgate-Palmolive Co.	21,560	1,698,066
Estee Lauder Cos., Inc. (The) Class A	2,571	143,282
Procter & Gamble Co. (The)	170,833	10,246,563

Total Cosmetics/Personal Care		12,696,642

Distribution/Wholesale - 0.3%
Fastenal Co.(a)	5,567	279,408
Genuine Parts Co.	13,434	529,971
W.W. Grainger, Inc.	2,842	282,637

Total Distribution/Wholesale		1,092,016

Diversified Financial Services - 1.3%
American Express Co.	43,478	1,726,077
Ameriprise Financial, Inc.	9,582	346,198
BlackRock, Inc.	1,434	205,636
Charles Schwab Corp. (The)	31,444	445,876
CME Group, Inc.	1,924	541,702
Discover Financial Services	6,696	93,610
Franklin Resources, Inc.	3,829	330,021
NYSE Euronext	24,500	676,935
T. Rowe Price Group, Inc.	10,291	456,817

Total Diversified Financial Services		4,822,872

Electric - 6.6%
Ameren Corp.	26,892	639,223
American Electric Power Co., Inc.	44,980	1,452,854
Consolidated Edison, Inc.	29,449	1,269,252

See Notes to Schedule of Investments.

13	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2010

Investments	Shares	Value
Constellation Energy Group, Inc.	12,334	$397,771
Dominion Resources, Inc.	53,976	2,091,030
DTE Energy Co.	16,938	772,542
Duke Energy Corp.	147,535	2,360,560
Edison International	23,094	732,542
Entergy Corp.	13,940	998,383
Exelon Corp.	56,691	2,152,557
FirstEnergy Corp.	29,182	1,028,082
NextEra Energy, Inc.	28,851	1,406,775
PG&E Corp.	28,101	1,154,951
PPL Corp.	32,499	810,850
Progress Energy, Inc.	33,992	1,333,166
Public Service Enterprise Group, Inc.	40,670	1,274,191
Southern Co.	84,430	2,809,830
Wisconsin Energy Corp.	6,623	336,051
Xcel Energy, Inc.	42,350	872,834

Total Electric		23,893,444

Electrical Components & Equipment - 0.6%
Emerson Electric Co.	49,371	2,157,019

Electronics - 0.0%
Amphenol Corp. Class A	857	33,663

Engineering & Construction - 0.0%
Fluor Corp.	4,138	175,865

Entertainment - 0.0%
International Game Technology	7,178	112,695

Environmental Control - 0.5%
Republic Services, Inc.	21,421	636,846
Waste Management, Inc.	34,878	1,091,333

Total Environmental Control		1,728,179

Food - 3.5%
Campbell Soup Co.	23,683	848,562
ConAgra Foods, Inc.	31,782	741,156
General Mills, Inc.	36,510	1,296,835
H.J. Heinz Co.	26,105	1,128,258
Hershey Co. (The)	11,164	535,090
Hormel Foods Corp.	5,802	234,865
J.M. Smucker Co. (The)	6,054	364,572
Kellogg Co.	21,940	1,103,582
Kraft Foods, Inc. Class A	129,218	3,618,104
Kroger Co. (The)	24,201	476,518
Safeway, Inc.	15,242	299,658
Sara Lee Corp.	51,194	721,835
Sysco Corp.	44,661	1,275,965

Total Food		12,645,000

Forest Products & Paper - 0.2%
International Paper Co.	4,652	105,274
Plum Creek Timber Co., Inc.(a)	14,960	516,569
Weyerhaeuser Co.	2,559	90,077

Total Forest Products & Paper		711,920

Gas - 0.3%
CenterPoint Energy, Inc.	41,152	541,560
Questar Corp.	4,516	205,433
Sempra Energy	14,096	659,552

Total Gas		1,406,545

Healthcare-Products - 3.8%
Baxter International, Inc.	25,052	1,018,113
Becton Dickinson and Co.	9,230	624,133
C.R. Bard, Inc.	1,563	121,179
DENTSPLY International, Inc.	2,000	59,820
Johnson & Johnson	172,198	10,170,014
Medtronic, Inc.	42,567	1,543,905
Stryker Corp.	6,195	310,122

Total Healthcare-Products		13,847,286

Healthcare-Services - 0.1%
Aetna, Inc.	1,153	30,416
CIGNA Corp.	579	17,984
Quest Diagnostics, Inc.	2,373	118,104
UnitedHealth Group, Inc.	2,051	58,248

Total Healthcare-Services		224,752

Home Furnishings - 0.1%
Whirlpool Corp.	3,214	282,253

Household Products/Wares - 0.8%
Clorox Co.	9,168	569,883
Fortune Brands, Inc.	6,223	243,817
Kimberly-Clark Corp.	32,043	1,942,767

Total Household Products/Wares		2,756,467

Insurance - 2.4%
Allstate Corp. (The)	31,675	910,023
American Family Life Assurance Co., Inc.	23,477	1,001,763
AON Corp.	8,751	324,837
Chubb Corp.	20,679	1,034,157
Hartford Financial Services Group, Inc.	6,191	137,007
Lincoln National Corp.	1,019	24,751
Loews Corp.	5,722	190,600
Marsh & McLennan Cos., Inc.	38,783	874,557
MetLife, Inc.	34,769	1,312,877
Principal Financial Group, Inc.	13,384	313,721
Prudential Financial, Inc.	12,988	696,936
Travelers Cos., Inc. (The)	30,477	1,500,992
Unum Group	11,501	249,572

Total Insurance		8,571,793

Iron/Steel - 0.3%
Cliffs Natural Resources, Inc.	1,964	92,622
Nucor Corp.	20,641	790,138
United States Steel Corp.	1,126	43,407

Total Iron/Steel		926,167

Leisure Time - 0.1%
Harley-Davidson, Inc.	9,097	202,226

Lodging - 0.1%
Marriott International, Inc. Class A	9,222	276,107
Starwood Hotels & Resorts Worldwide, Inc.	1,975	81,824

Total Lodging		357,931

Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	37,663	2,262,416
Joy Global, Inc.	3,275	164,045

Total Machinery-Construction & Mining		2,426,461

Machinery-Diversified - 0.5%
Cummins, Inc.	6,366	414,618
Deere & Co.	17,882	995,670
Flowserve Corp.	1,199	101,675
Rockwell Automation, Inc.	7,338	360,222
Roper Industries, Inc.	1,104	61,780

Total Machinery-Diversified		1,933,965

Media - 1.7%
Cablevision Systems Corp. Class A	7,412	177,962
CBS Corp. Class A	1,577	20,454
CBS Corp. Class B	21,327	275,758
Comcast Corp. Class A	64,431	1,119,166
See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	14

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2010

Investments	Shares	Value
Comcast Corp. Special Class A	25,794	$423,795
McGraw-Hill Cos., Inc. (The)	17,054	479,900
News Corp. Class A	33,978	406,377
News Corp. Class B	13,007	180,147
Scripps Networks Interactive, Inc. Class A	1,848	74,548
Time Warner, Inc.	60,516	1,749,518
Walt Disney Co. (The)	41,406	1,304,289

Total Media		6,211,914

Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.	434	44,667

Mining - 0.6%
Alcoa, Inc.	18,095	182,036
Freeport-McMoRan Copper & Gold, Inc.	6,829	403,799
Newmont Mining Corp.	7,735	477,559
Southern Copper Corp.	40,229	1,067,678
Vulcan Materials Co.	5,244	229,844

Total Mining		2,360,916

Miscellaneous Manufacturing - 4.3%
3M Co.	36,320	2,868,917
Danaher Corp.	2,050	76,096
Dover Corp.	9,559	399,470
Eaton Corp.	10,711	700,928
General Electric Co.	560,642	8,084,458
Honeywell International, Inc.	47,965	1,872,074
Illinois Tool Works, Inc.	26,536	1,095,406
ITT Corp.	6,014	270,149
Parker Hannifin Corp.	6,308	349,842
Textron, Inc.	4,129	70,069

Total Miscellaneous Manufacturing		15,787,409

Office/Business Equipment - 0.1%
Xerox Corp.	35,645	286,586

Oil & Gas - 10.3%
Anadarko Petroleum Corp.	5,860	211,487
Apache Corp.	4,071	342,738
Chesapeake Energy Corp.	16,865	353,322
Chevron Corp.	145,095	9,846,147
ConocoPhillips	122,231	6,000,320
Devon Energy Corp.	8,481	516,663
Diamond Offshore Drilling, Inc.(a)	1,464	91,046
EOG Resources, Inc.	3,033	298,356
EQT Corp.	5,432	196,312
Exxon Mobil Corp.	247,974	14,151,876
Hess Corp.	4,666	234,886
Marathon Oil Corp.	45,516	1,415,092
Murphy Oil Corp.	7,136	353,589
Noble Energy, Inc.	3,892	234,804
Occidental Petroleum Corp.	27,879	2,150,865
Pioneer Natural Resources Co.	925	54,991
Range Resources Corp.	1,117	44,848
Valero Energy Corp.	40,520	728,550

Total Oil & Gas		37,225,892

Oil & Gas Services - 0.4%
Baker Hughes, Inc.	11,501	478,096
Halliburton Co.	23,012	564,945
National Oilwell Varco, Inc.	7,270	240,419
Smith International, Inc.	8,817	331,960

Total Oil & Gas Services		1,615,420

Pharmaceuticals - 8.8%
Abbott Laboratories	94,478	4,419,681
Allergan, Inc.	2,123	123,686
AmerisourceBergen Corp.	7,161	227,362
Bristol-Myers Squibb Co.	195,569	4,877,491
Cardinal Health, Inc.	15,644	525,795
Eli Lilly & Co.	128,473	4,303,845
McKesson Corp.	4,268	286,639
Mead Johnson Nutrition Co.	2,815	141,088
Merck & Co., Inc.	254,472	8,898,886
Pfizer, Inc.	578,628	8,251,235

Total Pharmaceuticals		32,055,708

Pipelines - 0.5%
El Paso Corp.	7,967	88,513
Spectra Energy Corp.	64,446	1,293,431
Williams Cos., Inc. (The)	25,549	467,036

Total Pipelines		1,848,980

REITS - 2.3%
AvalonBay Communities, Inc.	7,461	696,634
Boston Properties, Inc.	8,533	608,744
Equity Residential	23,868	993,864
HCP, Inc.	34,963	1,127,557
Health Care REIT, Inc.	14,924	628,599
ProLogis	42,628	431,822
Public Storage	9,540	838,661
Simon Property Group, Inc.	18,071	1,459,233
Ventas, Inc.	15,210	714,109
Vornado Realty Trust	13,798	1,006,564

Total REITS		8,505,787

Retail - 6.7%
Best Buy Co., Inc.	11,667	395,045
Costco Wholesale Corp.	10,799	592,109
CVS Caremark Corp.	28,212	827,176
Gap, Inc. (The)	22,725	442,228
Home Depot, Inc.	109,114	3,062,830
J.C. Penney Co., Inc.	14,043	301,644
Lowe’s Cos., Inc.	45,430	927,681
Ltd. Brands, Inc.	22,246	490,969
Macy’s, Inc.	9,534	170,659
McDonald's Corp.	77,811	5,125,411
Nordstrom, Inc.	7,502	241,489
Ross Stores, Inc.	2,396	127,683
Staples, Inc.	20,025	381,476
Target Corp.	22,054	1,084,395
Tiffany & Co.	3,841	145,612
TJX Cos., Inc.	11,416	478,901
Walgreen Co.	30,140	804,738
Wal-Mart Stores, Inc.	163,083	7,839,400
Yum! Brands, Inc.	23,010	898,310

Total Retail		24,337,756

Savings & Loans - 0.3%
Hudson City Bancorp, Inc.	48,603	594,901
People’s United Financial, Inc.	25,523	344,560

Total Savings & Loans		939,461

Semiconductors - 3.1%
Altera Corp.	5,215	129,384
Analog Devices, Inc.	15,904	443,085
Applied Materials, Inc.	46,889	563,606
Intel Corp.	362,783	7,056,129
KLA-Tencor Corp.	5,481	152,810
Linear Technology Corp.	13,687	380,636
Maxim Integrated Products, Inc.	25,618	428,589
Microchip Technology, Inc.(a)	18,851	522,927
Texas Instruments, Inc.	49,082	1,142,629
Xilinx, Inc.	14,615	369,175

Total Semiconductors		11,188,970

See Notes to Schedule of Investments.

15	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2010

Investments	Shares	Value
Software - 2.6%
CA, Inc.	7,568	$139,251
Fidelity National Information Services, Inc.(a)	6,182	165,801
Microsoft Corp.	312,732	7,195,964
Oracle Corp.	84,563	1,814,722

Total Software		9,315,738

Telecommunications - 9.0%
AT&T, Inc.	724,128	17,516,656
CenturyLink, Inc.	48,179	1,604,843
Corning, Inc.	35,887	579,575
Harris Corp.	5,176	215,580
QUALCOMM, Inc.	51,835	1,702,262
Qwest Communications International, Inc.	264,681	1,389,575
Verizon Communications, Inc.	337,299	9,451,118
Virgin Media, Inc.(a)	6,065	101,225

Total Telecommunications		32,560,834

Toys/Games/Hobbies - 0.2%
Mattel, Inc.	29,130	616,391

Transportation - 1.7%
C.H. Robinson Worldwide, Inc.	5,744	319,711
CSX Corp.	14,438	716,558
Expeditors International of Washington, Inc.	4,683	161,610
FedEx Corp.	3,208	224,913
Norfolk Southern Corp.	19,267	1,022,115
Union Pacific Corp.	17,575	1,221,638
United Parcel Service, Inc. Class B	44,636	2,539,342

Total Transportation		6,205,887

TOTAL COMMON STOCKS (Cost: $389,600,371)		361,384,907

EXCHANGE-TRADED FUND - 0.1%
WisdomTree Total Dividend Fund(b)	7,152	275,996

(Cost: $286,556)
SHORT-TERM INVESTMENT - 0.9%
MONEY MARKET FUND - 0.9%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $3,452,182)	3,452,182	3,452,182

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
MONEY MARKET FUND - 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $2,119,000)(e)	2,119,000	2,119,000

TOTAL INVESTMENTS IN SECURITIES - 101.2%
(Cost: $395,458,109)(f)		367,232,085
Liabilities in Excess of Other Assets - (1.2)%		(4,511,213)

NET ASSETS - 100.0%		$362,720,872

(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $2,067,704 and the total market value of the collateral held by the Fund was $2,119,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	16

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.7%
Aerospace/Defense - 3.3%
Boeing Co. (The)	34,725	$2,178,994
Lockheed Martin Corp.	25,153	1,873,898
Northrop Grumman Corp.	32,729	1,781,767

Total Aerospace/Defense		5,834,659

Agriculture - 7.8%
Altria Group, Inc.	215,374	4,316,095
Lorillard, Inc.	38,900	2,800,022
Philip Morris International, Inc.	58,233	2,669,401
Reynolds American, Inc.	79,828	4,160,635

Total Agriculture		13,946,153

Apparel - 1.1%
VF Corp.	26,436	1,881,714

Chemicals - 5.6%
Air Products & Chemicals, Inc.	15,428	999,889
Dow Chemical Co. (The)	49,067	1,163,869
E.I. Du Pont de Nemours & Co.	87,391	3,022,855
Lubrizol Corp.	13,701	1,100,327
Monsanto Co.	9,412	435,023
PPG Industries, Inc.	36,471	2,203,213
Praxair, Inc.	14,097	1,071,231

Total Chemicals		9,996,407

Commercial Services - 2.8%
Automatic Data Processing, Inc.	43,036	1,732,629
H&R Block, Inc.	85,479	1,341,166
Paychex, Inc.	74,297	1,929,493

Total Commercial Services		5,003,288

Distribution/Wholesale - 1.5%
Genuine Parts Co.	68,309	2,694,790

Electric - 15.0%
Ameren Corp.	124,412	2,957,273
American Electric Power Co., Inc.	85,339	2,756,450
Consolidated Edison, Inc.	70,624	3,043,895
DTE Energy Co.	72,425	3,303,304
Duke Energy Corp.	192,915	3,086,640
FirstEnergy Corp.	63,523	2,237,915
Progress Energy, Inc.	90,071	3,532,585
Southern Co.	94,818	3,155,543
Xcel Energy, Inc.	129,943	2,678,125

Total Electric		26,751,730

Electrical Components & Equipment - 1.1%
Emerson Electric Co.	45,496	1,987,720

Environmental Control - 2.1%
Republic Services, Inc.	57,079	1,696,959
Waste Management, Inc.	62,776	1,964,261

Total Environmental Control		3,661,220

Food - 6.7%
ConAgra Foods, Inc.	95,676	2,231,164
H.J. Heinz Co.	54,633	2,361,238
Kraft Foods, Inc. Class A	94,027	2,632,756
Sara Lee Corp.	179,294	2,528,046
Sysco Corp.	78,349	2,238,431

Total Food		11,991,635

Gas - 1.7%
CenterPoint Energy, Inc.	230,839	3,037,841

Healthcare-Products - 2.5%
Baxter International, Inc.	21,456	871,972
Becton Dickinson and Co.	15,194	1,027,418
Johnson & Johnson	28,181	1,664,370
Medtronic, Inc.	26,060	945,196

Total Healthcare-Products		4,508,956

Household Products/Wares - 1.1%
Kimberly-Clark Corp.	33,525	2,032,621

Iron/Steel - 1.0%
Nucor Corp.	44,637	1,708,704

Machinery-Construction & Mining - 1.0%
Caterpillar, Inc.	30,018	1,803,181

Media - 1.6%
McGraw-Hill Cos., Inc. (The)	50,855	1,431,060
Time Warner, Inc.	47,824	1,382,592

Total Media		2,813,652

Mining - 1.2%
Southern Copper Corp.	38,049	1,009,820
Vulcan Materials Co.	24,954	1,093,734

Total Mining		2,103,554

Miscellaneous Manufacturing - 2.1%
Eaton Corp.	29,188	1,910,063
Honeywell International, Inc.	46,550	1,816,846

Total Miscellaneous Manufacturing		3,726,909

Office/Business Equipment - 0.7%
Xerox Corp.	155,342	1,248,950

Oil & Gas - 6.2%
Chevron Corp.	26,367	1,789,265
ConocoPhillips	45,045	2,211,259
Exxon Mobil Corp.	19,075	1,088,610
Marathon Oil Corp.	55,268	1,718,282
Murphy Oil Corp.	19,149	948,833
Occidental Petroleum Corp.	12,300	948,945
Valero Energy Corp.	131,267	2,360,181

Total Oil & Gas		11,065,375

Oil & Gas Services - 0.8%
Smith International, Inc.	38,010	1,431,077

Pharmaceuticals - 7.0%
Abbott Laboratories	32,048	1,499,205
Bristol-Myers Squibb Co.	111,787	2,787,968
Cardinal Health, Inc.	39,073	1,313,244
Eli Lilly & Co.	87,397	2,927,799
Merck & Co., Inc.	66,520	2,326,204
Pfizer, Inc.	114,329	1,630,332

Total Pharmaceuticals		12,484,752

Pipelines - 2.3%
Spectra Energy Corp.	150,483	3,020,194
Williams Cos., Inc. (The)	64,243	1,174,362

Total Pipelines		4,194,556

Retail - 4.4%
Home Depot, Inc.	67,597	1,897,448
J.C. Penney Co., Inc.	60,720	1,304,265
Ltd. Brands, Inc.	113,695	2,509,249
McDonald’s Corp.	32,566	2,145,122

Total Retail		7,856,084

Semiconductors - 6.7%
Analog Devices, Inc.	51,762	1,442,089
Intel Corp.	99,039	1,926,309
Linear Technology Corp.	65,439	1,819,859
Maxim Integrated Products, Inc.	133,483	2,233,171

See Notes to Schedule of Investments.

17	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2010

Investments	Shares	Value
Microchip Technology, Inc.(a)	106,133	$2,944,129
Xilinx, Inc.	66,470	1,679,032

Total Semiconductors		12,044,589

Telecommunications - 10.1%
AT&T, Inc.	129,960	3,143,732
CenturyLink, Inc.	131,621	4,384,296
Harris Corp.	25,742	1,072,154
Qwest Communications International, Inc.	1,213,021	6,368,360
Verizon Communications, Inc.	107,595	3,014,812

Total Telecommunications		17,983,354

Toys/Games/Hobbies - 1.3%
Mattel, Inc.	113,608	2,403,945

Transportation - 1.0%
United Parcel Service, Inc. Class B	31,813	1,809,842

TOTAL COMMON STOCKS (Cost: $179,629,679)		178,007,258

SHORT-TERM INVESTMENT - 1.1%
MONEY MARKET FUND - 1.1%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $1,983,067)	1,983,067	1,983,067

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
MONEY MARKET FUND - 1.5%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $2,743,000)(d)	2,743,000	2,743,000

TOTAL INVESTMENTS IN SECURITIES - 102.3%
(Cost: $184,355,746)(e)		182,733,325
Liabilities in Excess of Other Assets - (2.3)%		(4,181,249)

NET ASSETS - 100.0%		$178,552,076

(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(c)	Interest rate shown reflects yield as of June 30, 2010.
(d)	At June 30, 2010, the total market value of the Fund’s securities on loan was $2,682,235 and the total market value of the collateral held by the Fund was $2,743,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	18

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.4%
Apparel - 0.2%
Jones Apparel Group, Inc.	7,468	$118,368
Wolverine World Wide, Inc.	7,168	180,777

Total Apparel		299,145

Banks - 4.2%
Associated Banc-Corp.	17,298	212,073
BancorpSouth, Inc.	21,498	384,384
Bank of Hawaii Corp.	12,837	620,669
BOK Financial Corp.(a)	9,495	450,728
City National Corp.	3,785	193,906
Comerica, Inc.	7,723	284,438
Commerce Bancshares, Inc.	13,912	500,693
Cullen/Frost Bankers, Inc.	14,523	746,482
East West Bancorp, Inc.	1,610	24,553
First Citizens BancShares, Inc. Class A	480	92,318
FirstMerit Corp.	19,184	328,622
Fulton Financial Corp.	17,774	171,519
Hancock Holding Co.	5,775	192,654
Huntington Bancshares, Inc.	55,644	308,268
Marshall & Ilsley Corp.	25,873	185,768
Prosperity Bancshares, Inc.	5,019	174,410
TCF Financial Corp.	14,083	233,919
UMB Financial Corp.	5,301	188,504
Valley National Bancorp(a)	59,165	805,827
Westamerica Bancorp.	5,187	272,421
Zions Bancorp.	2,854	61,561

Total Banks		6,433,717

Building Materials - 0.5%
Lennox International, Inc.(a)	5,483	227,928
Martin Marietta Materials, Inc.(a)	5,580	473,240

Total Building Materials		701,168

Chemicals - 3.7%
Airgas, Inc.	8,785	546,427
Albemarle Corp.	8,758	347,780
Ashland, Inc.	3,956	183,637
Cabot Corp.	12,588	303,497
Celanese Corp. Series A	5,015	124,924
CF Industries Holdings, Inc.	2,392	151,772
Cytec Industries, Inc.	711	28,433
Eastman Chemical Co.	14,989	799,813
FMC Corp.	4,392	252,232
Huntsman Corp.	60,448	524,084
International Flavors & Fragrances, Inc.	13,528	573,858
NewMarket Corp.	1,419	123,907
Olin Corp.	24,868	449,862
RPM International, Inc.	36,651	653,854
Valspar Corp.	15,432	464,812
Westlake Chemical Corp.	4,080	75,766

Total Chemicals		5,604,658

Coal - 0.4%
Arch Coal, Inc.	18,995	376,291
Massey Energy Co.	3,702	101,250
Walter Energy, Inc.	2,116	128,758

Total Coal		606,299

Commercial Services - 3.5%
Aaron’s, Inc.	1,178	20,108
DeVry, Inc.	1,780	93,432
Equifax, Inc.	4,536	127,280
Global Payments, Inc.	857	31,315
Interactive Data Corp.	20,628	688,563
Lender Processing Services, Inc.	6,257	195,907
Manpower, Inc.	7,331	316,553
Pharmaceutical Product Development, Inc.	22,088	561,256
R.R. Donnelley & Sons Co.	68,289	1,117,891
Robert Half International, Inc.	19,207	452,325
Rollins, Inc.	10,226	211,576
SEI Investments Co.	12,079	245,928
Service Corp. International	36,210	267,954
Strayer Education, Inc.	1,389	288,759
Total System Services, Inc.	21,582	293,515
Towers Watson & Co. Class A	1,845	71,678
Weight Watchers International, Inc.	13,249	340,367

Total Commercial Services		5,324,407

Computers - 0.5%
Diebold, Inc.	17,402	474,204
Jack Henry & Associates, Inc.	8,443	201,619
Syntel, Inc.(a)	1,836	62,332

Total Computers		738,155

Cosmetics/Personal Care - 0.1%
Alberto-Culver Co.	7,351	199,139

Distribution/Wholesale - 0.5%
Owens & Minor, Inc.	9,834	279,089
Watsco, Inc.	7,477	433,068

Total Distribution/Wholesale		712,157

Diversified Financial Services - 1.4%
Eaton Vance Corp.	17,468	482,291
Federated Investors, Inc. Class B(a)	25,817	534,670
Greenhill & Co., Inc.	4,307	263,287
Janus Capital Group, Inc.	3,696	32,820
Legg Mason, Inc.	4,990	139,870
Raymond James Financial, Inc.	15,706	387,781
Waddell & Reed Financial, Inc. Class A	14,927	326,603

Total Diversified Financial Services		2,167,322

Electric - 12.5%
Allegheny Energy, Inc.	29,660	613,369
Alliant Energy Corp.	37,739	1,197,836
Cleco Corp.	13,798	364,405
CMS Energy Corp.	50,799	744,205
DPL, Inc.	33,659	804,450
Great Plains Energy, Inc.	39,136	666,095
Hawaiian Electric Industries, Inc.	38,066	867,144
IDACORP, Inc.	12,402	412,615
Integrys Energy Group, Inc.	34,179	1,494,990
ITC Holdings Corp.	8,708	460,740
MDU Resources Group, Inc.	34,933	629,842
Northeast Utilities	44,315	1,129,146
NSTAR(a)	33,396	1,168,860
NV Energy, Inc.	57,352	677,327
OGE Energy Corp.	26,315	962,076
Ormat Technologies, Inc.(a)	1,889	53,440
Pepco Holdings, Inc.	97,283	1,525,397
Pinnacle West Capital Corp.	39,609	1,440,183
Portland General Electric Co.	25,295	463,657
SCANA Corp.	42,592	1,523,090
TECO Energy, Inc.	73,014	1,100,321
Westar Energy, Inc.(a)	41,367	893,941

Total Electric		19,193,129

Electrical Components & Equipment - 0.8%
AMETEK, Inc.	4,527	181,759
Hubbell, Inc. Class B	10,865	431,232
Molex, Inc.(a)	19,480	355,315
Molex, Inc. Class A	18,103	279,691

Total Electrical Components & Equipment		1,247,997

See Notes to Schedule of Investments.

19	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2010

Investments	Shares	Value
Electronics - 1.2%
AVX Corp.	14,966	$191,864
Brady Corp. Class A	8,149	203,073
Gentex Corp.	23,847	428,769
Jabil Circuit, Inc.	28,475	378,718
National Instruments Corp.	8,942	284,177
PerkinElmer, Inc.	11,011	227,597
Woodward Governor Co.	4,411	112,613

Total Electronics		1,826,811

Engineering & Construction - 0.2%
KBR, Inc.	12,000	244,080

Entertainment - 0.8%
Cinemark Holdings, Inc.	40,273	529,590
Regal Entertainment Group Class A	47,531	619,804

Total Entertainment		1,149,394

Environmental Control - 0.1%
Nalco Holding Co.	5,466	111,834

Food - 2.1%
Corn Products International, Inc.	10,066	305,000
Del Monte Foods Co.	25,480	366,657
Flowers Foods, Inc.	18,691	456,621
Lancaster Colony Corp.	4,838	258,156
McCormick & Co., Inc.	23,786	902,917
Seaboard Corp.	20	30,200
SUPERVALU, Inc.	40,929	443,670
Tootsie Roll Industries, Inc.(a)	2,981	70,501
Tyson Foods, Inc. Class A	27,901	457,297

Total Food		3,291,019

Forest Products & Paper - 1.3%
MeadWestvaco Corp.	39,591	878,920
Rayonier, Inc.	26,375	1,161,028

Total Forest Products & Paper		2,039,948

Gas - 5.3%
AGL Resources, Inc.	25,060	897,649
Atmos Energy Corp.	29,247	790,839
Energen Corp.	5,337	236,589
National Fuel Gas Co.	15,063	691,090
New Jersey Resources Corp.	9,687	340,982
Nicor, Inc.	13,659	553,190
NiSource, Inc.	113,463	1,645,214
Piedmont Natural Gas Co., Inc.	20,951	530,060
Southern Union Co.	23,295	509,229
UGI Corp.	24,455	622,135
Vectren Corp.	30,811	728,988
WGL Holdings, Inc.	15,187	516,814

Total Gas		8,062,779

Hand/Machine Tools - 1.4%
Kennametal, Inc.	10,071	256,105
Lincoln Electric Holdings, Inc.	6,063	309,152
Regal-Beloit Corp.	3,169	176,767
Snap-On, Inc.	11,982	490,184
Stanley Black & Decker, Inc.	18,603	939,824

Total Hand/Machine Tools		2,172,032

Healthcare-Products - 0.9%
Beckman Coulter, Inc.	5,403	325,747
Cooper Cos., Inc. (The)	485	19,298
Hill-Rom Holdings, Inc.	7,714	234,737
STERIS Corp.	6,438	200,093
Techne Corp.	3,859	221,700
Teleflex, Inc.	6,987	379,254

Total Healthcare-Products		1,380,829

Healthcare-Services - 0.1%
Universal Health Services, Inc. Class B	4,008	152,905

Home Builders - 0.6%
D.R. Horton, Inc.	31,754	312,142
Lennar Corp. Class A	13,505	187,855
Lennar Corp. Class B	3,501	39,666
MDC Holdings, Inc.	10,649	286,990
Thor Industries, Inc.	3,643	86,521

Total Home Builders		913,174

Household Products/Wares - 1.1%
Avery Dennison Corp.	17,247	554,146
Church & Dwight Co., Inc.	4,737	297,057
Jarden Corp.	6,339	170,329
Scotts Miracle-Gro Co. (The) Class A	5,940	263,796
Tupperware Brands Corp.	9,711	386,983

Total Household Products/Wares		1,672,311

Housewares - 0.4%
Newell Rubbermaid, Inc.	25,991	380,508
Toro Co. (The)	3,428	168,384

Total Housewares		548,892

Insurance - 7.5%
American Financial Group, Inc.	18,312	500,284
American National Insurance Co.	4,972	402,583
Arthur J. Gallagher & Co.	40,968	998,800
Assurant, Inc.	16,456	571,023
Brown & Brown, Inc.	17,127	327,811
Cincinnati Financial Corp.	68,923	1,783,038
Erie Indemnity Co. Class A	16,022	729,001
Fidelity National Financial, Inc. Class A	69,704	905,455
Hanover Insurance Group, Inc. (The)	6,119	266,177
HCC Insurance Holdings, Inc.	15,243	377,417
Mercury General Corp.	22,864	947,484
Old Republic International Corp.	110,843	1,344,526
Protective Life Corp.	16,779	358,903
Reinsurance Group of America, Inc.	3,795	173,469
StanCorp Financial Group, Inc.	6,958	282,077
Torchmark Corp.	8,046	398,357
Transatlantic Holdings, Inc.	7,292	349,724
Unitrin, Inc.	16,076	411,546
W.R. Berkley Corp.	11,457	303,152
Wesco Financial Corp.	221	71,427

Total Insurance		11,502,254

Investment Companies - 0.8%
Apollo Investment Corp.	135,296	1,262,312

Iron/Steel - 0.7%
AK Steel Holding Corp.	7,284	86,825
Allegheny Technologies, Inc.	12,068	533,285
Reliance Steel & Aluminum Co.	4,726	170,845
Steel Dynamics, Inc.	25,574	337,321

Total Iron/Steel		1,128,276

Leisure Time - 0.3%
Polaris Industries, Inc.	8,232	449,632

Lodging - 0.3%
Choice Hotels International, Inc.	9,395	283,823
Wyndham Worldwide Corp.	9,547	192,276

Total Lodging		476,099

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	20

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2010

Investments	Shares	Value
Machinery-Construction & Mining - 0.0%
Bucyrus International, Inc.	1,023	$48,541

Machinery-Diversified - 0.5%
Gardner Denver, Inc.	1,671	74,510
Graco, Inc.	11,033	311,020
IDEX Corp.	8,441	241,159
Nordson Corp.	3,061	171,661
Wabtec Corp.	337	13,443

Total Machinery-Diversified		811,793

Media - 0.7%
Factset Research Systems, Inc.	3,939	263,874
Gannett Co., Inc.	19,299	259,765
John Wiley & Sons, Inc. Class A	4,350	168,214
Washington Post Co. (The) Class B	1,100	451,528

Total Media		1,143,381

Metal Fabricate/Hardware - 0.4%
Commercial Metals Co.	22,132	292,585
Timken Co.	10,136	263,435
Valmont Industries, Inc.	1,320	95,911

Total Metal Fabricate/Hardware		651,931

Mining - 0.3%
Compass Minerals International, Inc.	4,792	336,782
Royal Gold, Inc.	2,144	102,912

Total Mining		439,694

Miscellaneous Manufacturing - 2.9%
A.O. Smith Corp.	2,947	142,016
Acuity Brands, Inc.	4,398	159,999
Aptargroup, Inc.	7,771	293,899
Carlisle Cos., Inc.	7,973	288,065
CLARCOR, Inc.	4,069	144,531
Crane Co.	10,682	322,703
Donaldson Co., Inc.	5,909	252,019
Harsco Corp.	14,634	343,899
Leggett & Platt, Inc.	54,793	1,099,148
Pall Corp.	13,319	457,774
Pentair, Inc.	15,264	491,501
SPX Corp.	6,187	326,735
Trinity Industries, Inc.	9,529	168,854

Total Miscellaneous Manufacturing		4,491,143

Office/Business Equipment - 1.3%
Pitney Bowes, Inc.	90,511	1,987,622

Oil & Gas - 0.9%
Cabot Oil & Gas Corp.	2,038	63,830
Cimarex Energy Co.	2,759	197,489
EXCO Resources, Inc.	6,602	96,455
Helmerich & Payne, Inc.	3,676	134,248
Patterson-UTI Energy, Inc.	14,043	180,733
SM Energy Co.	1,230	49,397
Sunoco, Inc.	19,024	661,465

Total Oil & Gas		1,383,617

Oil & Gas Services - 0.1%
CARBO Ceramics, Inc.	1,771	127,848

Packaging & Containers - 2.5%
Ball Corp.	5,102	269,539
Bemis Co., Inc.	22,513	607,851
Greif, Inc. Class A	4,968	275,923
Greif, Inc. Class B	7,895	415,277
Packaging Corp. of America	18,456	406,401
Rock-Tenn Co. Class A	3,077	152,835
Sealed Air Corp.	24,164	476,514
Silgan Holdings, Inc.	7,543	214,070
Sonoco Products Co.	25,581	779,709
Temple-Inland, Inc.	13,362	276,192

Total Packaging & Containers		3,874,311

Pharmaceuticals - 0.2%
Medicis Pharmaceutical Corp. Class A	2,388	52,249
Omnicare, Inc.	3,001	71,124
Perrigo Co.	4,284	253,056

Total Pharmaceuticals		376,429

Pipelines - 0.8%
Oneok, Inc.	28,681	1,240,453

Real Estate - 0.0%
Jones Lang LaSalle, Inc.	961	63,080

REITS - 20.1%
Alexandria Real Estate Equities, Inc.	6,868	435,225
AMB Property Corp.	44,755	1,061,141
American Campus Communities, Inc.	17,447	476,129
Apartment Investment & Management Co. Class A	21,489	416,242
BioMed Realty Trust, Inc.	19,107	307,432
BRE Properties, Inc.	17,439	644,022
Camden Property Trust	20,023	817,940
Corporate Office Properties Trust SBI MD	17,127	646,716
Developers Diversified Realty Corp.	11,659	115,424
Digital Realty Trust, Inc.(a)	19,791	1,141,545
Douglas Emmett, Inc.	24,020	341,564
Duke Realty Corp.	88,897	1,008,981
Entertainment Properties Trust	21,835	831,258
Equity Lifestyle Properties, Inc.	5,132	247,516
Equity One, Inc.(a)	32,607	508,669
Essex Property Trust, Inc.	9,808	956,672
Federal Realty Investment Trust	16,866	1,185,174
Healthcare Realty Trust, Inc.	29,025	637,679
Highwoods Properties, Inc.	25,418	705,604
Home Properties, Inc.	13,836	623,589
HRPT Properties Trust	118,085	733,308
Kilroy Realty Corp.	13,503	401,444
Kimco Realty Corp.	130,192	1,749,780
Liberty Property Trust	45,364	1,308,751
Macerich Co. (The)	48,485	1,809,460
Mack-Cali Realty Corp.	28,622	850,932
Mid-America Apartment Communities, Inc.	10,253	527,722
National Retail Properties, Inc.(a)	41,069	880,519
Nationwide Health Properties, Inc.	39,792	1,423,360
Omega Healthcare Investors, Inc.	37,526	747,893
Realty Income Corp.(a)	44,951	1,363,364
Regency Centers Corp.	30,608	1,052,915
Senior Housing Properties Trust	56,606	1,138,347
SL Green Realty Corp.	4,414	242,947
Tanger Factory Outlet Centers	10,782	446,159
Taubman Centers, Inc.	17,436	656,117
UDR, Inc.	48,443	926,715
Washington Real Estate Investment Trust	26,190	722,582
Weingarten Realty Investors(a)	42,840	816,102

Total REITS		30,906,939

Retail - 4.2%
Abercrombie & Fitch Co. Class A	12,271	376,597
Advance Auto Parts, Inc.	3,811	191,236
American Eagle Outfitters, Inc.	35,271	414,434
Barnes & Noble, Inc.(a)	21,643	279,195
Brinker International, Inc.	20,838	301,318
Burger King Holdings, Inc.	12,408	208,951

See Notes to Schedule of Investments.

21	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2010

Investments	Shares	Value
Casey’s General Stores, Inc.	3,916	$136,668
Darden Restaurants, Inc.	27,484	1,067,753
Family Dollar Stores, Inc.	18,244	687,616
Foot Locker, Inc.	63,972	807,327
Guess ?, Inc.	7,461	233,082
MSC Industrial Direct Co. Class A	5,326	269,815
Nu Skin Enterprises, Inc. Class A	7,228	180,194
PetSmart, Inc.	12,588	379,780
Phillips-Van Heusen Corp.	1,291	59,735
RadioShack Corp.	10,949	213,615
Wendy’s/Arby’s Group, Inc. Class A	44,007	176,028
Williams-Sonoma, Inc.	16,283	404,144
World Fuel Services Corp.	2,345	60,829

Total Retail		6,448,317

Savings & Loans - 3.3%
Capitol Federal Financial	32,937	1,092,191
First Niagara Financial Group, Inc.	52,874	662,511
New York Community Bancorp, Inc.	171,311	2,615,919
TFS Financial Corp.	50,144	622,287
Washington Federal, Inc.	8,566	138,598

Total Savings & Loans		5,131,506

Semiconductors - 0.5%
Intersil Corp. Class A	28,298	342,689
National Semiconductor Corp.	34,624	466,039

Total Semiconductors		808,728

Software - 0.8%
Broadridge Financial Solutions, Inc.	23,630	450,152
Dun & Bradstreet Corp.	5,973	400,908
Quality Systems, Inc.(a)	3,964	229,872
Solera Holdings, Inc.	3,190	115,478

Total Software		1,196,410

Telecommunications - 3.4%
Frontier Communications Corp.(a)	288,093	2,048,341
Telephone & Data Systems, Inc.	4,441	134,962
Telephone & Data Systems, Inc. Special Shares*	4,982	132,223
Windstream Corp.	272,818	2,880,958

Total Telecommunications		5,196,484

Textiles - 0.3%
Cintas Corp.	16,861	404,158

Toys/Games/Hobbies - 0.6%
Hasbro, Inc.	24,100	990,510

Transportation - 1.0%
Con-way, Inc.	3,901	117,108
Heartland Express, Inc.(a)	3,286	47,713
JB Hunt Transport Services, Inc.	11,719	382,860
Knight Transportation, Inc.(a)	6,361	128,746
Landstar System, Inc.	1,598	62,306
Ryder System, Inc.	8,910	358,449
Tidewater, Inc.	7,568	293,033
Werner Enterprises, Inc.	4,875	106,714

Total Transportation		1,496,929

Trucking & Leasing - 0.2%
GATX Corp.	12,131	323,655

Water - 1.0%
American Water Works Co., Inc.	45,200	931,120
Aqua America, Inc.	31,648	559,537

Total Water		1,490,657

TOTAL COMMON STOCKS (Cost: $158,134,136)		152,646,010

EXCHANGE-TRADED FUNDS - 0.3%
WisdomTree LargeCap Dividend Fund(b)	9,458	361,579
WisdomTree SmallCap Earnings Fund(b)	1,566	63,893

TOTAL EXCHANGE-TRADED FUNDS (Cost: $439,735)		425,472

SHORT-TERM INVESTMENT - 0.8%
MONEY MARKET FUND - 0.8%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $1,153,098)	1,153,098	1,153,098

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.5%
MONEY MARKET FUND - 5.5%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $8,510,000)(e)	8,510,000	8,510,000

TOTAL INVESTMENTS IN SECURITIES - 106.0%
(Cost: $168,236,969)(f)		162,734,580
Liabilities in Excess of Other Assets - (6.0)%		(9,231,004)

NET ASSETS - 100.0%		$153,503,576

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $8,275,424 and the total market value of the collateral held by the Fund was $8,510,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	22

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.7%
Advertising - 0.3%
Harte-Hanks, Inc.	37,261	$389,377
Marchex, Inc. Class B	8,617	33,176

Total Advertising		422,553

Aerospace/Defense - 0.6%
Cubic Corp.	2,723	99,063
Curtiss-Wright Corp.	9,965	289,384
Ducommun, Inc.	3,502	59,884
HEICO Corp.	768	27,587
HEICO Corp. Class A	1,467	39,536
Kaman Corp.	12,470	275,836
National Presto Industries, Inc.	1,350	125,361
Triumph Group, Inc.	1,180	78,623

Total Aerospace/Defense		995,274

Agriculture - 2.2%
Andersons, Inc. (The)	5,077	165,459
Griffin Land & Nurseries, Inc.	1,411	35,839
Universal Corp.	21,382	848,438
Vector Group Ltd.(a)	162,246	2,728,978

Total Agriculture		3,778,714

Airlines - 0.1%
Skywest, Inc.	10,349	126,465

Apparel - 0.7%
Cherokee, Inc.(a)	22,473	384,288
Columbia Sportswear Co.	12,990	606,243
Oxford Industries, Inc.	5,633	117,899
Weyco Group, Inc.(a)	6,100	138,958

Total Apparel		1,247,388

Auto Parts & Equipment - 0.5%
Cooper Tire & Rubber Co.	26,848	523,536
Spartan Motors, Inc.	13,678	57,448
Superior Industries International, Inc.(a)	21,898	294,309
Titan International, Inc.(a)	1,339	13,350

Total Auto Parts & Equipment		888,643

Banks - 14.5%
1st Source Corp.(a)	20,227	342,241
Alliance Financial Corp.(a)	3,565	99,107
American National Bankshares, Inc.(a)	5,344	114,308
Arrow Financial Corp.(a)	8,827	203,904
Bancfirst Corp.	7,715	281,520
Bancorp Rhode Island, Inc.(a)	2,435	63,797
Bank Mutual Corp.	38,277	217,413
Bank of Kentucky Financial Corp.(a)	3,065	47,661
Bank of Marin Bancorp	1,846	58,943
Bank of the Ozarks, Inc.	6,666	236,443
Boston Private Financial Holdings, Inc.	10,144	65,226
Bridge Bancorp, Inc.(a)	5,133	124,629
Bryn Mawr Bank Corp.	6,504	109,137
Camden National Corp.	4,795	131,719
Capital City Bank Group, Inc.(a)	20,149	249,445
CapitalSource, Inc.	70,220	334,247
Cardinal Financial Corp.	2,895	26,750
Cass Information Systems, Inc.(a)	3,424	117,272
Cathay General Bancorp	7,006	72,372
Center Bancorp, Inc.(a)	3,447	26,128
Centerstate Banks, Inc.	2,076	20,947
Century Bancorp, Inc. Class A(a)	1,761	38,812
Chemical Financial Corp.(a)	24,540	534,481
Citizens Holding Co.	3,401	58,531
City Holding Co.(a)	14,100	393,108
CNB Financial Corp.(a)	7,287	80,011
CoBiz Financial, Inc.	6,554	43,191
Columbia Banking System, Inc.	1,597	29,161
Community Bank System, Inc.(a)	30,711	676,563
Community Trust Bancorp, Inc.	15,856	397,986
CVB Financial Corp.(a)	91,038	864,861
Financial Institutions, Inc.(a)	7,830	139,061
First Bancorp	7,692	111,457
First Bancorp, Inc.(a)	9,819	128,923
First Busey Corp.(a)	51,278	232,289
First Commonwealth Financial Corp.	44,905	235,751
First Community Bancshares, Inc.	12,671	186,137
First Financial Bancorp	28,892	431,935
First Financial Bankshares, Inc.(a)	10,648	512,062
First Financial Corp.(a)	7,821	201,860
First Merchants Corp.(a)	25,426	215,612
First Midwest Bancorp, Inc.	4,263	51,838
FNB Corp.	166,099	1,333,775
German American Bancorp, Inc.(a)	8,153	124,741
Glacier Bancorp, Inc.	49,034	719,329
Great Southern Bancorp, Inc.(a)	9,381	190,528
Heartland Financial USA, Inc.(a)	8,916	154,068
Home Bancshares, Inc.	5,928	135,218
Hudson Valley Holding Corp.	9,565	221,143
Iberiabank Corp.	10,719	551,814
Independent Bank Corp.	14,761	364,301
International Bancshares Corp.	27,164	453,367
Lakeland Bancorp, Inc.(a)	16,809	143,213
Lakeland Financial Corp.	11,637	232,507
MainSource Financial Group, Inc.	3,527	25,289
MB Financial, Inc.	2,390	43,952
Merchants Bancshares, Inc.	5,639	125,299
National Penn Bancshares, Inc.	18,227	109,544
NBT Bancorp, Inc.	28,052	572,822
Northrim BanCorp, Inc.	2,972	46,007
Old National Bancorp	41,538	430,334
Pacific Continental Corp.	1,344	12,728
PacWest Bancorp	1,489	27,264
Park National Corp.	18,763	1,220,345
Peapack Gladstone Financial Corp.(a)	3,464	40,529
Penns Woods Bancorp, Inc.(a)	4,506	137,072
Porter Bancorp, Inc.	9,051	114,224
PrivateBancorp, Inc.	6,233	69,062
Renasant Corp.(a)	21,885	314,050
Republic Bancorp, Inc. Class A(a)	10,429	233,610
S&T Bancorp, Inc.(a)	20,515	405,376
S.Y. Bancorp, Inc.(a)	8,745	200,960
Sandy Spring Bancorp, Inc.	1,689	23,663
SCBT Financial Corp.(a)	6,554	230,832
Shore Bancshares, Inc.(a)	7,697	91,671
Simmons First National Corp. Class A	9,830	258,136
Southside Bancshares, Inc.(a)	9,089	178,508
State Bancorp, Inc.(a)	8,680	82,460
StellarOne Corp.(a)	7,862	100,398
Sterling Bancorp(a)	20,249	182,241
Sterling Bancshares, Inc.(a)	70,853	333,718
Suffolk Bancorp(a)	6,137	189,879
Susquehanna Bancshares, Inc.	12,053	100,401
Synovus Financial Corp.(a)	204,403	519,184
Tompkins Financial Corp.	7,432	280,558
Tower Bancorp, Inc.(a)	6,805	148,961
TowneBank(a)	13,562	196,920
Trico Bancshares(a)	10,232	173,228

See Notes to Schedule of Investments.

23	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2010

Investments	Shares	Value
Trustco Bank Corp.(a)	62,342	$349,115
Trustmark Corp.	49,551	1,031,652
Umpqua Holdings Corp.	28,334	325,274
Union First Market Bankshares Corp.	7,403	90,761
United Bankshares, Inc.(a)	55,638	1,331,974
Univest Corp. of Pennsylvania(a)	15,468	267,906
Washington Banking Co.(a)	2,809	35,927
Washington Trust Bancorp, Inc.(a)	18,513	315,462
Webster Financial Corp.	4,999	89,682
WesBanco, Inc.(a)	25,260	425,631
Whitney Holding Corp.	8,611	79,652
Wilmington Trust Corp.	4,527	50,204
Wilshire Bancorp, Inc.	15,800	138,250
Wintrust Financial Corp.	3,077	102,587

Total Banks		24,984,145

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	2,755	132,020
Farmer Bros Co.	8,016	120,961

Total Beverages		252,981

Building Materials - 0.9%
AAON, Inc.	6,426	149,790
Apogee Enterprises, Inc.	13,253	143,530
Comfort Systems USA, Inc.	12,336	119,166
Eagle Materials, Inc.	13,874	359,753
LSI Industries, Inc.	12,092	59,009
Quanex Building Products Corp.	5,689	98,363
Simpson Manufacturing Co., Inc.	15,526	381,163
Texas Industries, Inc.	4,969	146,784
Universal Forest Products, Inc.	4,256	128,999

Total Building Materials		1,586,557

Chemicals - 2.3%
Aceto Corp.	20,286	116,239
American Vanguard Corp.(a)	1,951	15,471
Arch Chemicals, Inc.	14,615	449,265
Balchem Corp.	1,934	48,350
H.B. Fuller Co.	12,218	232,020
Hawkins, Inc.(a)	5,631	135,594
Innophos Holdings, Inc.	13,432	350,307
KMG Chemicals, Inc.	1,481	21,267
Minerals Technologies, Inc.	1,388	65,986
Quaker Chemical Corp.	10,610	287,425
Schulman A., Inc.	16,257	308,233
Sensient Technologies Corp.	29,687	769,784
Stepan Co.	2,910	199,131
Valhi, Inc.(a)	74,966	925,080
Zep, Inc.	4,158	72,516

Total Chemicals		3,996,668

Commercial Services - 4.7%
ABM Industries, Inc.(a)	27,499	576,104
Administaff, Inc.	11,600	280,256
Advance America, Cash Advance Centers, Inc.	54,460	224,920
Arbitron, Inc.(a)	9,599	246,022
Barrett Business Services, Inc.	5,629	69,800
CDI Corp.	15,824	245,747
Chemed Corp.	4,782	261,288
Corporate Executive Board Co. (The)	12,889	338,594
Deluxe Corp.	70,907	1,329,506
Diamond Management & Technology Consultants, Inc.	23,281	240,027
Electro Rent Corp.	25,188	322,155
Great Lakes Dredge & Dock Corp.	12,790	76,740
Healthcare Services Group, Inc.	34,537	654,476
Heartland Payment Systems, Inc.	2,630	39,029
Heidrick & Struggles International, Inc.	6,262	142,899
Hillenbrand, Inc.	50,649	1,083,382
Landauer, Inc.	6,770	412,158
MAXIMUS, Inc.	3,699	214,061
McGrath Rentcorp	20,001	455,623
Monro Muffler, Inc.	3,384	133,770
Multi-Color Corp.(a)	4,406	45,117
National Research Corp.	3,930	94,752
Sotheby’s	12,139	277,619
Stewart Enterprises, Inc. Class A	44,970	243,288
Viad Corp.	3,265	57,627

Total Commercial Services		8,064,960

Computers - 0.2%
iGate Corp.	12,551	160,904
MTS Systems Corp.	7,390	214,310

Total Computers		375,214

Cosmetics/Personal Care - 0.1%
Inter Parfums, Inc.	7,469	106,284

Distribution/Wholesale - 0.4%
Houston Wire & Cable Co.(a)	10,710	116,204
Pool Corp.	28,871	632,852

Total Distribution/Wholesale		749,056

Diversified Financial Services - 1.7%
BGC Partners, Inc. Class A	84,106	429,782
Calamos Asset Management, Inc. Class A	8,004	74,277
Cohen & Steers, Inc.	8,453	175,315
Duff & Phelps Corp. Class A	5,893	74,429
Evercore Partners, Inc. Class A	6,123	142,972
GAMCO Investors, Inc. Class A(a)	485	18,042
GFI Group, Inc.(a)	105,865	590,727
JMP Group, Inc.	1,840	11,390
MarketAxess Holdings, Inc.	13,140	181,201
Nelnet, Inc. Class A	12,752	245,858
Oppenheimer Holdings, Inc. Class A	3,733	89,405
Sanders Morris Harris Group, Inc.(a)	21,285	118,132
Student Loan Corp. (The)(a)	13,190	317,615
SWS Group, Inc.	17,125	162,687
US Global Investors, Inc. Class A	4,704	26,107
Westwood Holdings Group, Inc.(a)	5,735	201,585

Total Diversified Financial Services		2,859,524

Electric - 6.1%
ALLETE, Inc.	37,733	1,291,978
Avista Corp.	43,817	855,746
Black Hills Corp.	42,953	1,222,872
Central Vermont Public Service Corp.	10,723	211,672
CH Energy Group, Inc.	17,112	671,475
Empire District Electric Co. (The)	51,331	963,483
MGE Energy, Inc.(a)	19,619	707,069
NorthWestern Corp.(a)	37,834	991,251
Otter Tail Corp.	36,559	706,685
PNM Resources, Inc.	70,822	791,790
UIL Holdings Corp.	38,718	969,111
Unisource Energy Corp.	26,787	808,432
Unitil Corp.	13,361	279,378

Total Electric		10,470,942

Electrical Components & Equipment - 0.2%
Belden, Inc.	8,645	190,190
Encore Wire Corp.	1,852	33,688
Graham Corp.	728	10,913

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	24

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2010

Investments	Shares	Value
Insteel Industries, Inc.	3,554	$41,297

Total Electrical Components & Equipment		276,088

Electronics - 0.8%
American Science & Engineering, Inc.	2,118	161,413
Analogic Corp.	2,960	134,710
Badger Meter, Inc.(a)	3,812	147,486
Bel Fuse, Inc. Class B	2,703	44,627
CTS Corp.	9,368	86,560
Daktronics, Inc.	8,577	64,328
Methode Electronics, Inc.	25,818	251,467
Park Electrochemical Corp.	6,941	169,430
Technitrol, Inc.(a)	19,396	61,291
Watts Water Technologies, Inc. Class A	8,526	244,355

Total Electronics		1,365,667

Engineering & Construction - 0.2%
Granite Construction, Inc.	12,744	300,503
VSE Corp.	469	14,924

Total Engineering & Construction		315,427

Entertainment - 0.7%
Churchill Downs, Inc.(a)	3,994	131,003
Dover Downs Gaming & Entertainment, Inc.	17,372	50,205
International Speedway Corp. Class A	2,744	70,686
National CineMedia, Inc.	37,690	627,915
Speedway Motorsports, Inc.	18,947	256,921

Total Entertainment		1,136,730

Environmental Control - 0.6%
EnergySolutions, Inc.	20,659	105,154
Met-Pro Corp.	7,373	79,334
Mine Safety Appliances Co.	26,989	668,787
U.S. Ecology, Inc.	16,909	246,364

Total Environmental Control		1,099,639

Food - 2.1%
Arden Group, Inc. Class A	685	60,191
B&G Foods, Inc. Class A	71,853	774,575
Calavo Growers, Inc.(a)	9,116	163,723
Diamond Foods, Inc.	1,832	75,295
Imperial Sugar Co.(a)	1,414	14,282
Ingles Markets, Inc. Class A(a)	11,471	172,639
J&J Snack Foods Corp.(a)	3,772	158,801
Lance, Inc.	17,108	282,111
Nash Finch Co.	5,122	174,968
Ruddick Corp.	19,313	598,510
Sanderson Farms, Inc.	6,103	309,666
Spartan Stores, Inc.	6,891	94,545
Village Super Market, Inc. Class A(a)	4,725	124,031
Weis Markets, Inc.	18,518	609,427

Total Food		3,612,764

Forest Products & Paper - 1.5%
Deltic Timber Corp.	1,718	71,812
Neenah Paper, Inc.	9,484	173,557
PH Glatfelter Co.	28,668	311,048
Potlatch Corp.(a)	53,544	1,913,127
Schweitzer-Mauduit International, Inc.	3,170	159,927

Total Forest Products & Paper		2,629,471

Gas - 2.1%
Chesapeake Utilities Corp.	5,755	180,707
Laclede Group, Inc. (The)	21,324	706,464
Northwest Natural Gas Co.(a)	20,357	886,954
South Jersey Industries, Inc.	21,421	920,246
Southwest Gas Corp.	30,767	907,627

Total Gas		3,601,998

Hand/Machine Tools - 0.6%
Baldor Electric Co.	23,603	851,596
Franklin Electric Co., Inc.	8,417	242,578

Total Hand/Machine Tools		1,094,174

Healthcare-Products - 0.6%
Atrion Corp.	405	54,695
Invacare Corp.	1,253	25,987
Meridian Bioscience, Inc.	26,343	447,831
Utah Medical Products, Inc.	2,274	56,714
West Pharmaceutical Services, Inc.	11,130	406,134
Young Innovations, Inc.	1,025	28,854

Total Healthcare-Products		1,020,215

Healthcare-Services - 0.2%
America Service Group, Inc.	2,555	43,946
Ensign Group, Inc. (The)	4,976	82,204
National Healthcare Corp.(a)	8,477	292,117

Total Healthcare-Services		418,267

Holding Companies-Diversified - 0.7%
Compass Diversified Holdings	85,967	1,152,818
Primoris Services Corp.(a)	7,971	50,217

Total Holding Companies-Diversified		1,203,035

Home Builders - 0.4%
KB Home	34,546	380,006
Ryland Group, Inc.	5,866	92,800
Skyline Corp.(a)	7,081	127,529

Total Home Builders		600,335

Home Furnishings - 0.2%
American Woodmark Corp.(a)	5,323	91,023
Ethan Allen Interiors, Inc.	9,116	127,533
Hooker Furniture Corp.	7,151	76,230
Kimball International, Inc. Class B	13,481	74,550

Total Home Furnishings		369,336

Household Products/Wares - 0.8%
American Greetings Corp. Class A	16,132	302,636
Blyth, Inc.	1,258	42,860
CSS Industries, Inc.	6,348	104,742
Ennis, Inc.	22,383	335,969
Oil-Dri Corp. of America(a)	4,050	92,947
Standard Register Co. (The)	18,412	57,814
WD-40 Co.	10,887	363,626

Total Household Products/Wares		1,300,594

Insurance - 3.9%
American Equity Investment Life Holding Co.	13,437	138,670
American Physicians Capital, Inc.	2,738	84,467
Amtrust Financial Services, Inc.(a)	24,720	297,629
Baldwin & Lyons, Inc. Class B(a)	10,282	216,025
Delphi Financial Group, Inc. Class A	18,151	443,066
Donegal Group, Inc. Class A(a)	12,093	148,623
EMC Insurance Group, Inc.(a)	8,980	196,931
Employers Holdings, Inc.	14,837	218,549
FBL Financial Group, Inc. Class A	8,380	175,980
First Mercury Financial Corp.	2,449	25,910
Harleysville Group, Inc.(a)	23,090	716,483
Horace Mann Educators Corp.	13,672	209,182
Infinity Property & Casualty Corp.	3,492	161,261
Life Partners Holdings, Inc.	14,825	303,319
Meadowbrook Insurance Group, Inc.	19,553	168,742
Mercer Insurance Group, Inc.	2,123	35,921

See Notes to Schedule of Investments.

25	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2010

Investments	Shares	Value
National Interstate Corp.(a)	6,262	$124,113
National Western Life Insurance Co. Class A	150	22,914
NYMAGIC, Inc.	2,491	48,051
Presidential Life Corp.	15,480	140,868
Radian Group, Inc.	2,616	18,940
RLI Corp.(a)	9,317	489,236
Safety Insurance Group, Inc.	13,521	500,547
Selective Insurance Group, Inc.	34,206	508,301
State Auto Financial Corp.	27,064	419,763
Stewart Information Services Corp.	3,431	30,948
Tower Group, Inc.	11,373	244,861
United Fire & Casualty Co.	18,378	364,252
Universal Insurance Holdings, Inc.(a)	82,473	344,737

Total Insurance		6,798,289

Internet - 1.3%
Earthlink, Inc.	151,822	1,208,503
Keynote Systems, Inc.	5,978	53,922
NutriSystem, Inc.(a)	14,358	329,372
United Online, Inc.	97,989	564,417

Total Internet		2,156,214

Investment Companies - 7.0%
Ares Capital Corp.	266,954	3,344,934
BlackRock Kelso Capital Corp.	184,022	1,816,297
Capital Southwest Corp.(a)	760	66,812
Fifth Street Finance Corp.	80,670	889,790
Gladstone Capital Corp.(a)	46,356	501,108
Gladstone Investment Corp.	46,681	272,150
Hercules Technology Growth Capital, Inc.	88,216	812,469
Kohlberg Capital Corp.(a)	85,315	427,428
Main Street Capital Corp.(a)	20,551	306,827
Medallion Financial Corp.	34,699	229,013
MVC Capital, Inc.	22,070	285,144
NGP Capital Resources Co.	32,811	235,255
PennantPark Investment Corp.	58,871	562,218
Prospect Capital Corp.(a)	154,383	1,489,796
TICC Capital Corp.(a)	58,569	491,980
Triangle Capital Corp.(a)	27,686	393,695

Total Investment Companies		12,124,916

Iron/Steel - 0.5%
Carpenter Technology Corp.	25,819	847,638
Schnitzer Steel Industries, Inc. Class A	613	24,029

Total Iron/Steel		871,667

Leisure Time - 0.1%
Ambassadors Group, Inc.	7,443	84,032
Brunswick Corp.	8,433	104,822
Callaway Golf Co.	7,730	46,689

Total Leisure Time		235,543

Lodging - 0.3%
Ameristar Casinos, Inc.	31,409	473,020
Marcus Corp.	11,451	108,326

Total Lodging		581,346

Machinery-Diversified - 1.7%
Alamo Group, Inc.	3,835	83,220
Albany International Corp. Class A	13,293	215,214
Applied Industrial Technologies, Inc.	24,020	608,186
Briggs & Stratton Corp.	24,729	420,888
Cascade Corp.	412	14,671
Cognex Corp.	9,558	168,030
Gorman-Rupp Co. (The)	5,187	129,934
Lindsay Corp.(a)	2,156	68,324
Manitowoc Co., Inc. (The)	21,401	195,605
NACCO Industries, Inc. Class A	5,711	506,908
Robbins & Myers, Inc.	4,460	96,960
Tennant Co.	8,006	270,763
Twin Disc, Inc.(a)	6,816	77,430

Total Machinery-Diversified		2,856,133

Media - 1.2%
Courier Corp.	15,768	192,527
Meredith Corp.	21,961	683,646
PRIMEDIA, Inc.	64,881	190,101
Scholastic Corp.(a)	7,704	185,821
Value Line, Inc.(a)	6,589	119,525
World Wrestling Entertainment, Inc. Class A(a)	49,515	770,453

Total Media		2,142,073

Metal Fabricate/Hardware - 1.3%
Ampco-Pittsburgh Corp.(a)	5,147	107,212
CIRCOR International, Inc.	2,045	52,311
Dynamic Materials Corp.	2,103	33,732
Haynes International, Inc.	6,908	212,974
Kaydon Corp.	13,732	451,233
Lawson Products, Inc.	2,549	43,282
Mueller Industries, Inc.	12,627	310,624
Mueller Water Products, Inc. Class A	43,576	161,667
Olympic Steel, Inc.	607	13,943
Sun Hydraulics Corp.	4,699	110,239
Worthington Industries, Inc.	55,266	710,721

Total Metal Fabricate/Hardware		2,207,938

Mining - 0.4%
AMCOL International Corp.	15,968	375,248
Kaiser Aluminum Corp.(a)	10,126	351,068

Total Mining		726,316

Miscellaneous Manufacturing - 1.8%
Actuant Corp. Class A	3,007	56,622
Ameron International Corp.	3,697	223,040
Barnes Group, Inc.	22,606	370,512
Brink’s Co. (The)	15,787	300,426
ESCO Technologies, Inc.(a)	4,815	123,986
Federal Signal Corp.	39,954	241,322
John Bean Technologies Corp.	9,991	152,363
Koppers Holdings, Inc.	13,256	297,995
Matthews International Corp. Class A	5,214	152,666
Myers Industries, Inc.	19,096	154,487
NL Industries, Inc.(a)	71,117	433,814
Raven Industries, Inc.(a)	6,452	217,497
Standex International Corp.	2,482	62,919
Sturm Ruger & Co., Inc.(a)	14,774	211,711
Tredegar Corp.	7,629	124,505

Total Miscellaneous Manufacturing		3,123,865

Office Furnishings - 0.8%
Herman Miller, Inc.	6,231	117,579
HNI Corp.	28,655	790,591
Interface, Inc. Class A	1,743	18,720
Knoll, Inc.	7,897	104,951
Steelcase, Inc. Class A	42,509	329,445

Total Office Furnishings		1,361,286

Oil & Gas - 1.0%
Alon USA Energy, Inc.(a)	21,848	138,953
Berry Petroleum Co. Class A	8,927	229,602
Delek US Holdings, Inc.	26,434	192,968
Holly Corp.	25,356	673,963
Houston American Energy Corp.(a)	1,955	19,276
Panhandle Oil and Gas, Inc. Class A	1,913	50,561

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	26

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2010

Investments	Shares	Value
Penn Virginia Corp.	9,968	$200,457
W&T Offshore, Inc.(a)	16,267	153,886

Total Oil & Gas		1,659,666

Oil & Gas Services - 0.4%
Gulf Island Fabrication, Inc.	526	8,164
Lufkin Industries, Inc.	8,874	345,997
RPC, Inc.	29,959	408,940

Total Oil & Gas Services		763,101

Real Estate - 0.0%
Consolidated-Tomoka Land Co.(a)	638	18,183

REITS - 17.1%
Acadia Realty Trust	35,466	596,538
Agree Realty Corp.	14,400	335,808
Associated Estates Realty Corp.	22,295	288,720
Brandywine Realty Trust	98,418	1,057,993
CapLease, Inc.	49,073	226,226
CBL & Associates Properties, Inc.	59,031	734,346
Cogdell Spencer, Inc.	62,947	425,522
Colonial Properties Trust	70,552	1,025,121
Cousins Properties, Inc.	32,391	218,315
DCT Industrial Trust, Inc.	253,100	1,144,012
EastGroup Properties, Inc.	29,216	1,039,505
Education Realty Trust, Inc.	48,330	291,430
Extra Space Storage, Inc.	80,606	1,120,423
First Potomac Realty Trust	40,726	585,233
Franklin Street Properties Corp.	87,980	1,039,044
Getty Realty Corp.	42,754	958,117
Gladstone Commercial Corp.	20,748	339,022
Glimcher Realty Trust	212,322	1,269,686
Government Properties Income Trust	29,819	760,981
Hersha Hospitality Trust	87,626	396,069
Inland Real Estate Corp.	128,946	1,021,252
Investors Real Estate Trust	112,355	992,095
Kite Realty Group Trust	75,374	315,063
LaSalle Hotel Properties	2,645	54,408
Lexington Realty Trust(a)	175,741	1,056,203
LTC Properties, Inc.	26,979	654,780
Medical Properties Trust, Inc.	138,031	1,303,013
Mission West Properties, Inc.	38,001	259,167
Monmouth Real Estate Investment Corp. Class A	46,042	340,250
National Health Investors, Inc.	34,725	1,338,996
Parkway Properties, Inc.	28,300	412,331
Pennsylvania Real Estate Investment Trust	69,222	845,893
Post Properties, Inc.	41,193	936,317
PS Business Parks, Inc.	17,658	984,963
Ramco-Gershenson Properties Trust	41,597	420,130
Saul Centers, Inc.	17,587	714,560
Sovran Self Storage, Inc.	29,078	1,001,156
Sun Communities, Inc.	50,416	1,308,799
Universal Health Realty Income Trust	19,070	612,719
Urstadt Biddle Properties, Inc.	9,327	130,205
Urstadt Biddle Properties, Inc. Class A	23,355	376,716
U-Store-It Trust	25,623	191,148
Winthrop Realty Trust	30,134	386,017

Total REITS		29,508,292

Retail - 3.1%
bebe Stores, Inc.	28,967	185,389
Big 5 Sporting Goods Corp.	5,340	70,168
Bob Evans Farms, Inc.	15,953	392,763
Books-A-Million, Inc.	10,244	61,669
Brown Shoe Co., Inc.	24,307	368,980
Buckle, Inc. (The)(a)	27,313	885,487
Cash America International, Inc.	2,504	85,812
Cato Corp. (The) Class A	19,212	423,048
Christopher & Banks Corp.(a)	24,314	150,504
CKE Restaurants, Inc.	32,127	402,551
Cracker Barrel Old Country Store, Inc.	9,699	451,585
Dillard’s, Inc. Class A(a)	12,301	264,472
Finish Line, Inc. (The) Class A	13,095	182,413
Fred’s, Inc. Class A	10,260	113,476
Frisch’s Restaurants, Inc.	2,390	48,087
Men’s Wearhouse, Inc. (The)	14,457	265,431
PEP Boys-Manny, Moe & Jack	15,818	140,147
PetMed Express, Inc.(a)	10,292	183,198
Pricesmart, Inc.	15,344	356,441
Regis Corp.	12,296	191,449
Sport Supply Group, Inc.	2,044	27,512
Stage Stores, Inc.	12,600	134,568

Total Retail		5,385,150

Savings & Loans - 4.2%
Abington Bancorp, Inc.	12,825	111,834
Astoria Financial Corp.	88,105	1,212,325
BankFinancial Corp.	12,031	99,978
Berkshire Hills Bancorp, Inc.	9,477	184,612
Brookline Bancorp, Inc.	43,128	382,977
Brooklyn Federal Bancorp, Inc.(a)	11,219	49,476
Clifton Savings Bancorp, Inc.(a)	11,458	99,112
Danvers Bancorp, Inc.	2,665	38,509
Dime Community Bancshares	35,154	433,449
ESB Financial Corp.	7,386	96,387
ESSA Bancorp, Inc.	4,819	59,322
First Financial Holdings, Inc.	5,001	57,261
Flushing Financial Corp.	29,887	365,518
Home Federal Bancorp, Inc.	6,050	76,411
Kearny Financial Corp.(a)	28,620	262,159
NewAlliance Bancshares, Inc.	51,711	579,680
Northfield Bancorp, Inc.(a)	11,164	144,909
Northwest Bancshares, Inc.	78,081	895,589
OceanFirst Financial Corp.(a)	27,898	336,729
Oritani Financial Corp.	26,542	265,420
Provident Financial Services, Inc.	51,496	601,988
Provident New York Bancorp(a)	23,165	205,010
Rockville Financial, Inc.(a)	8,109	96,578
Roma Financial Corp.(a)	16,858	183,078
United Financial Bancorp, Inc.(a)	6,827	93,189
ViewPoint Financial Group*	7,940	109,969
Westfield Financial, Inc.	15,993	133,222
WSFS Financial Corp.	2,728	98,017

Total Savings & Loans		7,272,708

Semiconductors - 0.2%
Cohu, Inc.	8,536	103,542
Micrel, Inc.(a)	22,858	232,694
Power Integrations, Inc.	1,559	50,192
Richardson Electronics Ltd.	3,921	35,289

Total Semiconductors		421,717

Software - 1.0%
American Software, Inc. Class A(a)	26,519	122,518
Blackbaud, Inc.	16,049	349,387
Bowne & Co., Inc.	26,249	294,514
Computer Programs & Systems, Inc.	7,291	298,348
Fair Isaac Corp.	3,873	84,393
Opnet Technologies, Inc.	12,650	185,828
Pegasystems, Inc.(a)	2,824	90,678
QAD, Inc.*	10,382	42,878
Renaissance Learning, Inc.(a)	15,692	230,515

See Notes to Schedule of Investments.

27	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2010

Investments	Shares	Value
Schawk, Inc.	1,657	$24,772

Total Software		1,723,831

Telecommunications - 2.5%
Adtran, Inc.	21,348	582,160
Alaska Communications Systems Group, Inc.(a)	98,277	834,372
Applied Signal Technology, Inc.	6,836	134,327
Atlantic Tele-Network, Inc.(a)	4,892	202,040
Black Box Corp.	2,978	83,056
Consolidated Communications Holdings, Inc.(a)	59,666	1,014,919
HickoryTech Corp.	15,247	102,917
NTELOS Holdings Corp.	55,440	953,568
Plantronics, Inc.	8,193	234,320
Preformed Line Products Co.	1,933	54,027
Shenandoah Telecommunications Co.(a)	8,195	145,379

Total Telecommunications		4,341,085

Textiles - 0.1%
G&K Services, Inc. Class A	4,676	96,559
Unifirst Corp.	942	41,467

Total Textiles		138,026

Transportation - 1.5%
Alexander & Baldwin, Inc.	31,665	942,983
Arkansas Best Corp.	10,117	209,928
Forward Air Corp.	6,694	182,411
Horizon Lines, Inc. Class A(a)	51,247	216,775
International Shipholding Corp.	10,923	241,726
Overseas Shipholding Group, Inc.(a)	21,968	813,695

Total Transportation		2,607,518

Trucking & Leasing - 0.0%
TAL International Group, Inc.	1,781	40,019

Water - 1.1%
American States Water Co.	11,471	380,149
Artesian Resources Corp. Class A(a)	6,008	110,908
California Water Service Group	13,716	489,661
Connecticut Water Service, Inc.	6,245	131,270
Middlesex Water Co.(a)	11,923	188,979
SJW Corp.(a)	11,571	271,224
Southwest Water Co.	16,904	177,154
York Water Co.(a)	8,923	126,707

Total Water		1,876,052

TOTAL COMMON STOCKS (Cost: $171,655,926)		171,890,042

EXCHANGE-TRADED FUND - 0.0%
WisdomTree MidCap Dividend Fund(b)	2,091	88,010

(Cost: $91,834)
SHORT-TERM INVESTMENT - 1.0%
MONEY MARKET FUND - 1.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $1,672,390)	1,672,390	1,672,390

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.7%
MONEY MARKET FUND - 11.7%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $20,218,000)(e)	20,218,000	$20,218,000

TOTAL INVESTMENTS IN SECURITIES - 112.4%
(Cost: $193,638,150)(f)		193,868,442
Liabilities in Excess of Cash and Other Assets - (12.4)%		(21,397,585)

NET ASSETS - 100.0%		$172,470,857

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $19,511,899 and the total market value of the collateral held by the Fund was $20,218,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds	28

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.5%
Australia - 10.9%
Adelaide Brighton Ltd.	71,664	$162,223
AGL Energy Ltd.	24,655	306,125
Amalgamated Holdings Ltd.	21,387	102,968
Amcor Ltd.	53,443	287,997
AMP Ltd.	122,061	537,145
Australia & New Zealand Banking Group Ltd.	151,272	2,761,151
AXA Asia Pacific Holdings Ltd.	67,395	311,381
Bank of Queensland Ltd.	18,849	166,691
Bendigo and Adelaide Bank Ltd.	27,703	191,407
BHP Billiton Ltd.	104,357	3,318,665
Billabong International Ltd.	17,122	126,399
Brambles Ltd.	60,014	276,772
Cabcharge Australia Ltd.	37,134	161,217
Caltex Australia Ltd.	14,485	115,496
Cardno Ltd.	44,341	149,811
carsales.com Ltd.	33,636	135,235
Coca-Cola Amatil Ltd.	39,489	398,919
Cochlear Ltd.	2,764	173,508
Commonwealth Bank of Australia	82,424	3,386,290
Computershare Ltd.	19,140	171,528
Consolidated Media Holdings Ltd.	71,274	191,441
Crane Group Ltd.	20,305	138,063
Cromwell Group	197,654	116,029
Crown Ltd.	46,258	303,588
CSL Ltd.	13,956	384,051
CSR Ltd.	202,062	286,728
David Jones Ltd.	59,866	217,939
Downer EDI Ltd.	38,062	115,737
DUET Group(a)	127,954	174,543
Energy Resources of Australia Ltd.	11,555	129,807
Envestra Ltd.(a)	358,401	148,335
Fleetwood Corp., Ltd.	18,228	141,492
Foster’s Group Ltd.	122,778	585,930
Goodman Fielder Ltd.	157,961	179,452
GWA International Ltd.	57,004	144,927
Harvey Norman Holdings Ltd.	72,128	201,655
Healthscope Ltd.	32,627	143,028
Insurance Australia Group Ltd.	120,271	346,411
Iress Market Technology Ltd.(c)	18,696	137,229
Leighton Holdings Ltd.	16,162	395,203
Lend Lease Group(a)	38,150	236,198
Macquarie Group Ltd.	13,308	417,251
Metcash Ltd.	74,592	263,987
Monadelphous Group Ltd.	15,167	163,210
Myer Holdings Ltd.	53,960	144,024
National Australia Bank Ltd.	144,580	2,842,943
New Hope Corp., Ltd.	41,289	154,146
NIB Holdings Ltd.	133,185	140,618
OneSteel Ltd.	60,072	151,205
Orica Ltd.	15,623	332,538
Origin Energy Ltd.	39,159	494,150
Perpetual Ltd.	5,792	138,254
Platinum Asset Management Ltd.	44,233	174,851
Primary Health Care Ltd.	53,570	161,083
QBE Insurance Group Ltd.	62,803	965,448
Rio Tinto Ltd.	5,840	328,818
Salmat Ltd.	47,961	162,446
Santos Ltd.	35,613	379,015
Sonic Healthcare Ltd.	28,066	247,253
SP AusNet(a)	302,059	195,178
Spark Infrastructure Group(b)	186,593	180,459
Suncorp-Metway Ltd.	68,995	468,544
TABCORP Holdings Ltd.	75,959	406,125
Tatts Group Ltd.	175,949	332,898
Telstra Corp., Ltd.	1,353,054	3,714,287
Toll Holdings Ltd.	46,249	214,072
Transurban Group(a)	66,170	236,976
UGL Ltd.	16,194	185,340
Wesfarmers Ltd.	64,255	1,554,921
West Australian Newspapers Holdings Ltd.	25,220	139,316
Westpac Banking Corp.	202,705	3,634,891
Westpac Office Trust	182,668	127,290
Woodside Petroleum Ltd.	23,627	834,982
Woolworths Ltd.	60,168	1,373,181
WorleyParsons Ltd.	13,459	252,487
Wotif.com Holdings Ltd.	28,416	129,609

Total Australia		39,600,510

Austria - 0.8%
Andritz AG	2,132	120,128
Bank Austria Creditanstalt AG*(c)	3,774	—
Erste Group Bank AG	8,702	280,920
Oesterreichische Post AG	12,104	298,599
OMV AG	11,801	357,618
Raiffeisen International Bank Holding AG*	5,640	217,547
Strabag SE	6,661	144,905
Telekom Austria AG	37,319	417,580
Verbund AG	15,378	473,833
Vienna Insurance Group(d)	5,733	240,726
voestalpine AG(d)	10,004	277,061

Total Austria		2,828,917

Belgium - 1.0%
Ageas	101,455	230,028
Anheuser-Busch InBev N.V.	15,186	739,217
Bekaert S.A.	691	116,254
Belgacom S.A.	29,639	939,024
Delhaize Group S.A.	3,705	271,070
Mobistar S.A.	8,000	427,588
Solvay S.A.	4,604	395,720
Tessenderlo Chemie N.V.	4,629	118,504
UCB S.A.(d)	9,059	286,675
Umicore	6,411	187,329

Total Belgium		3,711,409

Denmark - 0.4%
Danisco A/S	2,117	143,388
FLSmidth & Co. A/S	2,182	142,265
H. Lundbeck A/S	11,812	161,796
Novo Nordisk A/S Class B	9,803	796,478
Novozymes A/S Class B	1,354	145,501
Tryg A/S	4,427	234,477

Total Denmark		1,623,905

Finland - 1.5%
Fortum Oyj	45,032	997,288
Kone Oyj Class B	10,050	403,284
Konecranes Oyj	5,561	146,383
Metso Oyj	5,238	170,153
Nokia Oyj	184,317	1,514,916
Orion Oyj Class B	11,242	211,512
Outokumpu Oyj	9,190	139,922
Pohjola Bank PLC	17,498	179,718
Rautaruukki Oyj	9,528	140,284
Sampo Oyj Class A	30,568	650,381
Sanoma Oyj	12,087	209,792
UPM-Kymmene Oyj	21,845	292,197
Uponor Oyj	9,230	131,713
See Notes to Schedule of Investments.

1	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund (DWM)

June 30, 2010

Investments	Shares	Value
Wartsila Oyj	5,678	$260,603

Total Finland		5,448,146

France - 15.5%
Accor S.A.	12,326	577,503
Aeroports de Paris	4,462	289,125
Air Liquide S.A.	8,759	895,434
Alstom S.A.	11,492	527,589
AXA S.A.	112,934	1,763,053
BNP Paribas	42,061	2,306,574
Bourbon S.A.	3,632	147,635
Bouygues S.A.	20,993	820,930
Bureau Veritas S.A.	3,878	211,430
Canal Plus	27,032	169,531
Cap Gemini S.A.	5,298	235,537
Carrefour S.A.	26,120	1,047,496
Casino Guichard Perrachon S.A.	6,156	470,376
CFAO S.A.	5,253	142,651
Christian Dior S.A.	5,074	491,369
Cie Generale des Etablissements Michelin Class B	3,969	280,662
Cie Generale d’Optique Essilor International S.A.	4,563	273,760
CNP Assurances	9,805	671,848
Compagnie de Saint-Gobain	20,015	757,434
Credit Agricole S.A.	129,965	1,374,642
Danone	21,683	1,173,930
Eiffage S.A.	5,245	229,872
Electricite de France S.A.	76,196	2,933,440
Eutelsat Communications	9,755	329,312
France Telecom S.A.	317,900	5,562,519
GDF Suez	166,437	4,790,915
Hermes International	915	122,109
ICADE	3,878	329,329
Imerys S.A.	3,546	182,991
Klepierre	14,260	397,638
Lafarge S.A.(d)	16,179	893,281
Lagardere SCA	9,319	293,476
Legrand S.A.	10,897	326,352
L’Oreal S.A.	13,589	1,347,759
LVMH Moet Hennessy Louis Vuitton S.A.	10,917	1,200,961
M6-Metropole Television S.A.	24,834	508,152
Neopost S.A.	3,880	282,828
Nexity	6,848	197,247
PagesJaunes Groupe(d)	41,451	430,355
Pernod-Ricard S.A.	3,184	249,527
PPR	5,284	663,742
Publicis Groupe S.A.	6,127	246,763
Remy Cointreau S.A.	2,643	141,847
Safran S.A.	6,430	180,875
Sanofi-Aventis S.A.	71,121	4,314,862
Schneider Electric S.A.	7,551	773,605
SCOR SE	16,385	314,898
Societe BIC S.A.	1,934	137,802
Societe Generale	6,552	275,276
Societe Television Francaise 1	13,947	184,077
Sodexo	6,273	351,534
Suez Environnement Co.	28,325	471,336
Technip S.A.	4,430	258,292
TOTAL S.A.	169,934	7,694,346
Vallourec S.A.	2,986	522,116
Veolia Environnement	32,840	778,569
Vinci S.A.	27,321	1,149,205
Vivendi S.A.	115,615	2,381,287

Total France		56,077,004

Germany - 6.7%
Allianz SE	19,703	1,975,385
BASF SE	32,208	1,779,661
Bayer AG	22,733	1,280,900
Bayerische Motoren Werke AG	5,723	280,860
Beiersdorf AG	4,531	250,667
Bilfinger Berger AG	3,106	173,658
Celesio AG	7,096	156,063
Deutsche Bank AG	8,663	495,548
Deutsche Boerse AG	7,716	473,323
Deutsche Post AG	55,926	822,730
Deutsche Telekom AG	326,038	3,875,029
E.ON AG	104,559	2,840,689
Fielmann AG	1,379	104,727
Fraport AG Frankfurt Airport Services Worldwide	4,591	196,598
Fresenius Medical Care AG & Co. KGaA	5,155	279,884
Hamburger Hafen und Logistik AG	5,504	177,311
Hannover Rueckversicherung AG	7,430	321,266
Henkel AG & Co. KGaA	5,129	210,998
Hochtief AG	2,908	175,215
Linde AG	3,837	406,592
Merck KGAA	3,785	278,128
Metro AG	8,817	452,734
Muenchener Rueckversicherungs AG	9,953	1,259,985
RWE AG	30,000	1,974,049
Salzgitter AG	3,085	185,124
SAP AG	14,980	673,042
Siemens AG	18,739	1,699,011
Suedzucker AG(d)	10,127	184,084
Symrise AG	6,787	141,702
ThyssenKrupp AG	10,724	267,314
United Internet AG Registered shares	16,786	185,729
Volkswagen AG	6,750	578,435
Wacker Chemie AG	987	144,533
Wincor Nixdorf AG	2,695	152,131

Total Germany		24,453,105

Hong Kong - 5.2%
Bank of East Asia Ltd.	59,000	214,796
BOC Hong Kong Holdings Ltd.	469,500	1,076,809
Cheung Kong (Holdings) Ltd.	61,000	708,141
China Merchants Holdings International Co., Ltd.	66,000	219,939
China Mobile Ltd.	615,000	6,175,944
China Overseas Land & Investment Ltd.	118,000	222,448
China Resources Enterprise Ltd.	50,000	185,883
China Resources Power Holdings Co., Ltd.	114,000	259,998
China Unicom Hong Kong Ltd.(d)	406,000	549,526
Citic Pacific Ltd.	116,000	217,189
CLP Holdings Ltd.	96,000	695,916
CNOOC Ltd.	1,143,300	1,964,435
Denway Motors Ltd.	298,000	141,210
Fushan International Energy Group Ltd.	294,000	167,630
Hang Seng Bank Ltd.	82,700	1,110,858
Hong Kong & China Gas Co., Ltd.	127,600	316,905
Hong Kong Exchanges and Clearing Ltd.	33,900	533,718
Hongkong Electric Holdings Ltd.	89,000	530,881
Hopewell Holdings Ltd.	65,500	185,890
Hutchison Whampoa Ltd.	135,000	837,341
Hysan Development Co., Ltd.	60,000	171,051
Industrial & Commercial Bank of China Asia Ltd.	70,000	186,525
MTR Corp.	110,500	378,165

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	2

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund (DWM)

June 30, 2010

Investments	Shares	Value
New World Development Ltd.	121,000	$198,581
Shanghai Industrial Holdings Ltd.	46,000	184,008
Sino Land Co., Ltd.	156,000	281,263
Sun Hung Kai Properties Ltd.	53,000	730,973
Television Broadcasts Ltd.	35,000	163,153
Wharf Holdings Ltd.	73,000	357,634

Total Hong Kong		18,966,810

Ireland - 0.2%
CRH PLC	25,273	529,053
DCC PLC	7,822	177,827
Kerry Group PLC Class A	5,175	143,892

Total Ireland		850,772

Italy - 4.9%
A2A SpA(d)	267,541	368,675
Assicurazioni Generali SpA	29,685	524,692
Atlantia SpA	29,389	525,219
Banca Carige SpA	107,724	212,441
Banca Generali SpA	14,254	137,583
Banca Popolare di Sondrio S.c.r.l.	25,826	210,684
Edison SpA	260,679	288,014
Enel SpA(d)	920,118	3,933,414
ENI SpA	234,949	4,371,516
Enia SpA	21,499	136,147
Fiat SpA	24,658	257,184
Finmeccanica SpA	26,677	279,059
Hera SpA	100,529	166,359
Intesa Sanpaolo SpA	382,662	1,024,159
Iride SpA	97,876	147,463
Lottomatica SpA	13,886	180,295
Luxottica Group SpA	8,330	203,456
MARR SpA	20,629	155,401
Mediaset SpA	56,814	326,384
Mediolanum SpA	47,384	187,326
Milano Assicurazioni SpA	83,998	143,016
Parmalat SpA	116,574	273,303
Pirelli & C. SpA	259,960	145,043
Prysmian SpA	9,144	132,614
Saipem SpA	9,827	303,696
Snam Rete Gas SpA	178,473	716,500
Telecom Italia SpA	635,858	708,765
Telecom Italia SpA RSP	387,055	356,289
Terna Rete Elettrica Nazionale SpA(d)	109,247	395,094
UniCredit SpA	280,470	631,784
Unione di Banche Italiane SCPA	29,024	252,416
Zignago Vetro SpA	23,671	119,748

Total Italy		17,813,739

Japan - 12.1%
Aeon Co., Ltd.	20,100	214,651
Aisin Seiki Co., Ltd.	6,400	174,591
Ajinomoto Co., Inc.	25,000	227,992
Asahi Glass Co., Ltd.	26,000	247,689
Asahi Kasei Corp.	46,000	242,762
Astellas Pharma, Inc.	19,700	665,646
Bank of Yokohama Ltd. (The)	47,000	217,234
Bridgestone Corp.	13,200	210,926
Canon, Inc.	34,100	1,283,230
Chiba Bank Ltd. (The)	31,000	188,824
Chiyoda Co., Ltd.	14,200	170,259
Chubu Electric Power Co., Inc.	20,200	502,660
Chugai Pharmaceutical Co., Ltd.	13,700	245,234
Chugoku Electric Power Co., Inc. (The)	13,400	276,965
Circle K Sunkus Co., Ltd.	14,200	183,096
Coca-Cola Central Japan Co., Ltd.	15,000	192,903
Coca-Cola West Co., Ltd.	12,200	202,529
Cosmo Oil Co., Ltd.	64,000	154,775
Dai Nippon Printing Co., Ltd.	29,000	338,535
Daiichi Sankyo Co., Ltd.	26,800	481,546
Daikin Industries Ltd.	5,800	179,394
Daito Trust Construction Co., Ltd.	5,200	295,581
Daiwa House Industry Co., Ltd.	21,000	191,039
Daiwa Securities Group, Inc.	65,000	277,659
DEnso Corp.	11,000	307,786
East Japan Railway Co.	7,000	469,093
Eisai Co., Ltd.	15,200	507,583
Ezaki Glico Co., Ltd.	14,000	170,234
Fanuc Ltd.	1,700	194,802
Fast Retailing Co., Ltd.	1,600	244,457
FUJIFILM Holdings Corp.	7,500	219,347
Fujitsu Ltd.	31,000	196,531
Hokuetsu Kishu Paper Co., Ltd.	32,500	163,804
Hokuriku Electric Power Co.	10,200	224,310
Honda Motor Co., Ltd.	22,100	648,590
House Foods Corp.	13,900	204,832
Hoya Corp.	15,700	338,165
Ito En Ltd.	10,400	159,837
ITOCHU Corp.	35,400	282,032
Itochu Techno-Solutions Corp.	4,600	168,946
Japan Tobacco, Inc.	144	451,902
Joyo Bank Ltd. (The)	52,000	207,436
JS Group Corp.	10,800	208,213
Kajima Corp.	76,000	174,347
Kaken Pharmaceutical Co., Ltd.	21,000	209,074
Kandenko Co., Ltd.	32,000	190,575
Kaneka Corp.	27,000	158,357
Kansai Electric Power Co., Inc. (The)	23,900	583,658
Kao Corp.	15,800	373,708
KDDI Corp.	100	479,715
Kirin Holdings Co., Ltd.	23,000	291,626
Komatsu Ltd.	12,100	221,243
Konami Corp.	10,400	162,540
Konica Minolta Holdings, Inc.	15,000	146,288
Kubota Corp.	28,000	217,697
Kyocera Corp.	3,600	295,355
Kyowa Exeo Corp.	16,800	149,224
Kyowa Hakko Kirin Co., Ltd.	19,000	181,648
Kyushu Electric Power Co., Inc.	15,600	350,819
Lawson, Inc.	6,000	263,420
Mabuchi Motor Co., Ltd.	3,400	156,763
Makita Corp.	5,200	140,739
Marubeni Corp.	39,000	203,176
Marui Group Co., Ltd.	20,600	140,375
Maruichi Steel Tube Ltd.	10,400	200,267
Matsui Securities Co., Ltd.	24,000	148,356
Max Co., Ltd.	14,000	157,894
MEIJI Holdings Co., Ltd.	4,300	176,879
Mitsubishi Chemical Holdings Corp.	41,900	193,661
Mitsubishi Corp.	26,300	553,997
Mitsubishi Estate Co., Ltd.	14,000	197,288
Mitsubishi Heavy Industries Ltd.	58,000	202,531
Mitsubishi Tanabe Pharma Corp.	16,000	244,819
Mitsubishi UFJ Financial Group, Inc.	312,600	1,430,704
Mitsui & Co., Ltd.	26,800	319,213
Mitsui Fudosan Co., Ltd.	17,000	240,332
Mizuho Financial Group, Inc.	692,900	1,151,049
Mochida Pharmaceutical Co., Ltd.	21,000	201,006
Morinaga & Co., Ltd.	83,000	189,468
MS&AD Insurance Group Holdings	12,830	278,232
Nichirei Corp.	39,000	164,832
Nippon Express Co., Ltd.	48,000	218,601

See Notes to Schedule of Investments.

3	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund (DWM)

June 30, 2010

Investments	Shares	Value
Nippon Flour Mills Co., Ltd.	39,000	$195,242
Nippon Kayaku Co., Ltd.	21,000	181,546
Nippon Paper Group, Inc.	6,500	180,919
Nippon Telegraph & Telephone Corp.	45,100	1,855,170
Nisshin Seifun Group, Inc.	15,000	170,867
Nomura Real Estate Holdings, Inc.	11,000	139,473
Nomura Research Institute Ltd.	10,300	220,340
NTT DoCoMo, Inc.	1,387	2,108,165
OJI Paper Co., Ltd.	41,000	202,475
Olympus Corp.	5,800	138,954
Oracle Corp.	7,000	345,689
Osaka Gas Co., Ltd.	65,000	235,055
Otsuka Corp.	2,300	147,892
Panasonic Corp.	19,100	242,177
Panasonic Electric Works Co., Ltd.	18,000	179,207
Park24 Co., Ltd.	16,400	177,177
Ricoh Co., Ltd.	22,000	283,670
Sankyo Co., Ltd.	5,300	241,072
Secom Co., Ltd.	6,600	294,982
Seven & I Holdings Co., Ltd.	22,800	527,422
Sharp Corp.	22,000	235,190
Shimizu Corp.	39,000	134,863
Shin-Etsu Chemical Co., Ltd.	9,200	434,060
Shionogi & Co., Ltd.	10,600	220,768
Shiseido Co., Ltd.	13,100	291,637
Showa Shell Sekiyu K.K.(d)	32,300	224,483
Sony Corp.	9,800	263,910
Sumitomo Chemical Co., Ltd.	43,000	168,618
Sumitomo Corp.	32,600	330,458
Sumitomo Electric Industries Ltd.	17,100	202,325
Sumitomo Metal Industries Ltd.	143,000	328,048
Sumitomo Mitsui Financial Group, Inc.	34,400	986,634
Sumitomo Realty & Development Co., Ltd.	9,000	155,306
Sumitomo Trust & Banking Co., Ltd. (The)	43,000	222,070
T&D Holdings, Inc.	9,400	203,849
Taisei Corp.	63,000	127,438
Takeda Pharmaceutical Co., Ltd.	32,200	1,390,033
Tohoku Electric Power Co., Inc.	18,200	391,807
Tokai Tokyo Financial Holdings, Inc.	44,000	175,025
Tokio Marine Holdings, Inc.	15,300	406,663
Tokyo Electric Power Co., Inc. (The)	28,400	773,787
Tokyo Gas Co., Ltd.	58,000	265,454
Tokyu Corp.	49,000	200,452
TonenGeneral Sekiyu K.K.(d)	40,000	348,062
Toppan Forms Co., Ltd.	19,100	184,762
Toppan Printing Co., Ltd.	33,000	264,403
Toyoda Gosei Co., Ltd.	5,200	130,514
Toyota Auto Body Co., Ltd.	12,100	153,147
Toyota Motor Corp.	43,500	1,514,069
Trend Micro, Inc.	7,000	190,880
USS Co., Ltd.	2,280	164,127
Yahoo! Japan Corp.	693	279,189
Yamato Holdings Co., Ltd.	14,900	199,194
Yamato Kogyo Co., Ltd.	6,500	164,171

Total Japan		43,885,986

Netherlands - 1.6%
Akzo Nobel N.V.	7,237	381,222
Fugro N.V. CVA	3,725	174,571
Heineken Holding N.V.	5,814	214,003
Heineken N.V.	8,296	354,341
Koninklijke Ahold N.V.	19,456	242,249
Koninklijke Boskalis Westminster N.V.	3,783	148,768
Koninklijke DSM N.V.	6,485	260,943
Koninklijke KPN N.V.	97,770	1,254,471
Koninklijke Philips Electronics N.V.	23,525	712,326
Reed Elsevier N.V.	30,074	335,996
STMicroelectronics N.V.	22,382	180,505
TNT N.V.	9,283	236,284
Unilever N.V. CVA	45,167	1,247,027
Wolters Kluwer N.V.	12,527	242,057

Total Netherlands		5,984,763

New Zealand - 0.3%
Contact Energy Ltd.*	54,757	214,249
Telecom Corp. of New Zealand Ltd.	244,647	317,958
Vector Ltd.	163,098	242,253
Warehouse Group Ltd. (The)	82,227	191,117

Total New Zealand		965,577

Norway - 1.3%
Aker ASA Class A	9,197	156,273
Aker Solutions ASA	10,980	127,053
Copeinca ASA	19,429	116,517
DnB NOR ASA	41,501	403,003
Fred Olsen Energy ASA	5,862	151,978
Marine Harvest ASA	264,448	176,688
Norsk Hydro ASA	28,298	129,455
Orkla ASA	55,714	359,310
Statoil ASA	118,671	2,306,577
Telenor ASA	42,447	539,468
Veidekke ASA	20,916	125,435
Yara International ASA	7,501	213,387

Total Norway		4,805,144

Portugal - 0.9%
Banco BPI S.A. Registered Shares	85,838	160,974
Banco Comercial Portugues S.A. Class R(d)	202,663	153,910
Banco Espirito Santo S.A.	60,642	241,411
Brisa Auto-Estradas de Portugal S.A.	48,275	294,182
Cimpor Cimentos de Portugal, SGPS, S.A.	41,764	236,447
EDP-Energias de Portugal S.A.	206,753	617,935
Galp Energia, SGPS, S.A. Class B	16,391	246,951
Jeronimo Martins, SGPS, S.A.	17,583	162,392
Portucel Empresa Produtora de Pasta e Papel S.A.	54,572	141,645
Portugal Telecom, SGPS, S.A.	56,600	567,114
Sonae	158,047	147,323
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	38,368	149,544

Total Portugal		3,119,828

Singapore - 2.2%
Ascendas India Trust	233,000	156,880
CapitaLand Ltd.	118,000	304,276
Cityspring Infrastructure Trust	441,000	186,369
DBS Group Holdings Ltd.	82,000	803,495
Fraser and Neave Ltd.	52,000	191,820
Jardine Cycle & Carriage Ltd.	12,000	257,861
Keppel Corp., Ltd.	66,000	402,306
K-Green Trust*	18,400	13,839
M1 Ltd.	108,000	165,547
Oversea-Chinese Banking Corp., Ltd.	95,000	603,574
SembCorp Industries Ltd.	87,000	254,251
SembCorp Marine Ltd.	91,000	251,601
SIA Engineering Co., Ltd.	77,000	219,512
Singapore Exchange Ltd.	52,000	275,253
Singapore Post Ltd.	272,000	220,156

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	4

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund (DWM)

June 30, 2010

Investments	Shares	Value
Singapore Press Holdings Ltd.	123,000	$333,909
Singapore Technologies Engineering Ltd.	132,000	311,067
Singapore Telecommunications Ltd.	573,000	1,247,704
StarHub Ltd.	170,000	275,195
United Overseas Bank Ltd.	43,000	604,298
UOB-Kay Hian Holdings Ltd.	190,000	202,779
Venture Corp., Ltd.	29,000	185,495
Wilmar International Ltd.	85,000	351,909

Total Singapore		7,819,096

Spain - 7.1%
Abertis Infraestructuras, S.A.(d)	39,047	566,292
Acciona S.A.	3,439	264,499
ACS Actividades de Construccion y Servicios, S.A.(d)	22,117	817,881
Banco Bilbao Vizcaya Argentaria S.A.(d)	179,189	1,890,236
Banco de Sabadell S.A.(d)	56,047	255,385
Banco Espanol de Credito S.A.(d)	52,779	423,063
Banco Popular Espanol S.A.	75,165	387,337
Banco Santander S.A.	546,760	5,853,409
Bankinter, S.A.	35,302	217,677
Bolsas y Mercados Espanoles S.A.(d)	10,249	224,842
Criteria Caixacorp S.A.	211,304	869,915
Duro Felguera S.A.	15,927	157,047
Ebro Puleva S.A.	13,007	220,981
Enagas	13,957	211,819
Endesa S.A.(d)	29,566	633,588
Ferrovial S.A.	28,160	184,539
Fomento de Construcciones y Contratas S.A.	12,932	279,346
Gas Natural SDG S.A.(d)	62,036	904,256
Grifols S.A.	16,088	166,261
Iberdrola S.A.	318,254	1,805,690
Inditex S.A.	14,704	848,045
Indra Sistemas S.A.	12,277	198,202
Mapfre S.A.	107,837	296,673
Red Electrica Corp. S.A.	6,319	227,870
Repsol YPF S.A.	66,791	1,363,402
Tecnicas Reunidas S.A.	3,237	148,944
Telefonica S.A.	318,298	5,947,670
Zardoya Otis S.A.(d)	25,326	327,901

Total Spain		25,692,770

Sweden - 2.7%
Alfa Laval AB	15,485	203,363
Assa Abloy AB Class B	10,461	211,317
Atlas Copco AB Class B	34,068	454,853
Axfood AB	5,441	143,331
Boliden AB	13,152	147,457
Castellum AB	14,070	128,550
Electrolux AB Series B	8,676	200,567
Hennes & Mauritz AB Class B	55,220	1,529,868
Investor AB Class A	7,606	119,241
Kungsleden AB	25,089	153,139
Nordea Bank AB	131,531	1,096,937
Peab AB	36,007	177,213
Ratos AB Class B	9,209	232,769
Sandvik AB	14,986	185,062
Securitas AB Class B	25,060	228,960
Skandinaviska Enskilda Banken AB
Class A	52,570	282,373
Skanska AB Class B	25,346	369,996
SKF AB Class B	13,728	249,087
Svenska Cellulosa AB Class B	29,714	352,429
Svenska Handelsbanken AB Class A	25,024	618,043
Swedish Match AB	10,384	228,576
Tele2 AB Class B	15,333	230,921
Telefonaktiebolaget LM Ericsson Class B	77,991	874,417
TeliaSonera AB	189,766	1,227,797

Total Sweden		9,646,266

Switzerland - 6.0%
Adecco S.A.	4,501	216,003
Baloise Holding AG	3,593	251,728
CIE Financiere Richemont S.A. Class A	5,963	209,854
Credit Suisse Group AG	46,944	1,781,377
Geberit AG	2,123	331,734
Holcim Ltd.	6,426	434,121
Kuehne + Nagel International AG	3,029	314,037
Nestle S.A.	100,950	4,886,716
Novartis AG	90,848	4,431,404
Roche Holding AG	28,718	3,970,746
Schindler Holding AG Participating Shares	2,804	237,665
SGS S.A.	366	496,214
Sulzer AG	1,893	177,828
Swatch Group AG (The)	3,272	168,402
Swiss Reinsurance Co., Ltd.	8,098	335,755
Swisscom AG	2,604	885,990
Syngenta AG	2,193	509,636
Zurich Financial Services AG	9,004	1,999,776

Total Switzerland		21,638,986

United Kingdom - 18.2%
Aberdeen Asset Management PLC	87,614	169,092
Admiral Group PLC	13,450	283,526
AMEC PLC	12,483	154,262
Antofagasta PLC	19,225	226,217
Ashmore Group PLC	58,337	212,347
Associated British Foods PLC	21,724	316,725
AstraZeneca PLC	67,185	3,185,333
Atkins WS PLC	13,866	141,791
Aviva PLC	199,604	937,988
BAE Systems PLC	174,839	820,042
Balfour Beatty PLC	52,369	187,490
Barclays PLC	137,088	554,891
BG Group PLC	39,600	596,010
BHP Billiton PLC	60,961	1,600,169
Brewin Dolphin Holdings PLC	75,004	145,036
British American Tobacco PLC	90,646	2,897,423
British Land Co. PLC	54,162	352,974
British Sky Broadcasting Group PLC	50,631	530,622
BT Group PLC	201,266	391,749
Cable & Wireless Communications PLC	495,558	428,161
Capita Group PLC (The)	18,837	208,829
Carillion PLC	35,936	166,130
Centrica PLC	208,308	924,664
Chaucer PLC	216,177	135,029
Chesnara PLC	50,814	174,852
Close Brothers Group PLC	15,404	159,708
Compass Group PLC	49,015	375,456
Davis Service Group PLC	31,679	173,939
Diageo PLC	87,064	1,380,717
Electrocomponents PLC	55,752	180,917
Eurasian Natural Resources Corp. PLC	12,318	158,673
Firstgroup PLC	33,730	184,494
Fresnillo PLC	13,904	203,753
G4S PLC	53,095	212,331
GlaxoSmithKline PLC	267,714	4,578,019
Go-Ahead Group PLC	8,944	143,445
Greene King PLC	23,227	136,324
Hargreaves Lansdown PLC	39,872	201,864

See Notes to Schedule of Investments.

5	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree DEFA Fund (DWM)

June 30, 2010

Investments	Shares	Value
Hays PLC	151,060	$207,243
HMV Group PLC	146,710	138,280
Home Retail Group PLC	70,117	225,015
HSBC Holdings PLC	588,077	5,412,661
ICAP PLC	36,092	218,797
IG Group Holdings PLC	23,003	144,886
IMI PLC	15,797	162,483
Imperial Tobacco Group PLC	40,059	1,126,127
Inmarsat PLC	17,171	183,552
Intercontinental Hotels Group PLC	9,434	150,034
International Power PLC	66,205	297,445
Interserve PLC	41,806	124,623
Investec PLC	19,729	133,887
J. Sainsbury PLC	78,603	378,077
Johnson Matthey PLC	8,096	180,960
Kier Group PLC	9,006	130,360
Kingfisher PLC	72,306	228,470
Legal & General Group PLC	298,170	350,851
Logica PLC	82,706	135,120
London Stock Exchange Group PLC	17,483	147,391
Man Group PLC	214,620	717,000
Marks & Spencer Group PLC	34,120	169,374
Marston’s PLC	87,425	121,641
Meggitt PLC	34,509	162,166
Melrose PLC	41,753	131,430
N. Brown Group PLC	35,025	131,159
National Grid PLC	181,592	1,333,947
Next PLC	7,359	221,187
Northumbrian Water Group PLC	39,382	179,468
Pearson PLC	33,123	440,051
Pennon Group PLC	22,172	183,438
Premier Farnell PLC	41,766	136,845
Provident Financial PLC	16,120	202,584
Prudential PLC	91,892	699,083
Reckitt Benckiser Group PLC	21,479	1,006,459
Reed Elsevier PLC	53,348	398,271
Rexam PLC	56,622	256,678
Rio Tinto PLC	13,420	596,005
Robert Wiseman Dairies PLC	19,762	146,883
Royal Dutch Shell PLC Class A	192,276	4,893,163
Royal Dutch Shell PLC Class B	152,864	3,730,092
RSA Insurance Group PLC	220,342	394,266
SABMiller PLC	30,923	873,924
Sage Group PLC (The)	62,721	217,326
Schroders PLC	9,432	171,169
Scottish & Southern Energy PLC	55,530	929,647
Segro PLC	45,075	171,154
Severn Trent PLC	15,565	286,660
Smiths Group PLC	13,808	221,455
Stagecoach Group PLC	69,571	184,231
Standard Chartered PLC	49,659	1,219,177
Standard Life PLC	163,348	426,451
Tate & Lyle PLC	32,870	221,148
Tesco PLC	253,686	1,442,439
Thomas Cook Group PLC	65,213	174,251
TUI Travel PLC	66,766	209,067
Unilever PLC	40,344	1,087,059
United Utilities Group PLC	48,721	383,045
Vedanta Resources PLC	5,153	163,825
Vodafone Group PLC	3,134,840	6,526,178
WH Smith PLC	23,652	144,834
Whitbread PLC	7,252	152,872
WM Morrison Supermarkets PLC	87,272	347,440
Xstrata PLC	14,799	196,344

Total United Kingdom		65,908,140

TOTAL COMMON STOCKS (Cost: $408,676,855)		360,840,873

WARRANTS - 0.0%
Hong Kong - 0.0%
Henderson Land Development Co., Ltd., expiring 6/01/11* (Cost: $0)	15,800	2,678

TOTAL LONG-TERM INVESTMENT - 2.0% (Cost: $408,676,855)		360,843,551

SHORT-TERM INVESTMENT - 2.0%
MONEY MARKET FUND - 2.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $7,257,527)	7,257,527	7,257,527

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%
MONEY MARKET FUND - 2.8%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(f) (Cost: $10,185,000)(g)	10,185,000	10,185,000

TOTAL INVESTMENTS IN SECURITIES - 104.3% (Cost: $426,119,382)(h)		378,286,078
Liabilities in Excess of Foreign Currency and Other Assets - (4.3)%		(15,693,690)

NET ASSETS - 100.0%		$362,592,388

RSP - Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At June 30, 2010, the aggregate value of these securities amounted to $180,459 representing .05% of net assets.

(c)	Escrow security - additional shares issued as a result of a corporate action.
(d)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(e)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(f)	Interest rate shown reflects yield as of June 30, 2010.
(g)	At June 30, 2010, the total market value of the Fund’s securities on loan was $8,842,536 and the total market value of the collateral held by the Fund was $10,185,000.
(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	6

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.4%
Australia - 14.5%
AGL Energy Ltd.	16,443	$204,162
Amcor Ltd.	36,961	199,178
AMP Ltd.	68,749	302,539
Australia & New Zealand Banking Group Ltd.	72,023	1,314,628
Brambles Ltd.	42,496	195,983
Coca-Cola Amatil Ltd.	25,360	256,187
Commonwealth Bank of Australia	38,790	1,593,640
Crown Ltd.	29,603	194,283
CSR Ltd.	125,458	178,026
David Jones Ltd.	44,789	163,052
Foster’s Group Ltd.	71,764	342,477
Harvey Norman Holdings Ltd.	54,871	153,408
Insurance Australia Group Ltd.	77,163	222,249
Leighton Holdings Ltd.	9,371	229,146
Lend Lease Group(a)	31,134	192,760
Macquarie Group Ltd.	7,788	244,180
Metcash Ltd.	54,370	192,420
National Australia Bank Ltd.	68,428	1,345,531
Orica Ltd.	10,063	214,193
Origin Energy Ltd.	24,732	312,095
QBE Insurance Group Ltd.	32,332	497,028
Santos Ltd.	20,746	220,791
Sonic Healthcare Ltd.	18,247	160,751
SP AusNet(a)	223,139	144,183
Suncorp-Metway Ltd.	38,041	258,336
TABCORP Holdings Ltd.	49,106	262,552
Tatts Group Ltd.	121,200	229,312
Telstra Corp., Ltd.	636,959	1,748,525
Toll Holdings Ltd.	34,784	161,004
Transurban Group(a)	45,547	163,118
Wesfarmers Ltd.	27,651	669,133
Westpac Banking Corp.	95,117	1,705,631
Woolworths Ltd.	30,296	691,429
WorleyParsons Ltd.	9,161	171,857

Total Australia		15,133,787

Austria - 0.8%
Bank Austria Creditanstalt AG*(b)	3,058	—
Oesterreichische Post AG	7,354	181,419
Telekom Austria AG	19,020	212,824
Verbund AG	7,683	236,731
voestalpine AG(c)	7,229	200,207

Total Austria		831,181

Belgium - 1.0%
Ageas	49,421	112,052
Belgacom S.A.	14,242	451,216
Mobistar S.A.	4,187	223,789
Solvay S.A.	2,635	226,481

Total Belgium		1,013,538

Denmark - 0.2%
Tryg A/S	2,912	154,235

Finland - 1.9%
Fortum Oyj	20,609	456,411
Kone Oyj Class B	5,109	205,013
Nokia Oyj	90,643	745,002
Sampo Oyj Class A	14,516	308,850
UPM-Kymmene Oyj	12,784	170,998
Wartsila Oyj	3,230	148,247

Total Finland		2,034,521

France - 21.1%
Accor S.A.	6,478	303,510
Alstom S.A.	5,599	257,046
AXA S.A.	53,286	831,867
BNP Paribas	19,518	1,070,343
Bouygues S.A.	10,146	396,759
Carrefour S.A.	12,341	494,914
Casino Guichard Perrachon S.A.	3,023	230,985
CNP Assurances	3,095	212,072
Compagnie de Saint-Gobain	10,411	393,987
Credit Agricole S.A.	62,485	660,905
Danone	10,334	559,489
Electricite de France S.A.	34,926	1,344,603
Eutelsat Communications	5,966	201,402
France Telecom S.A.(c)	144,211	2,523,361
GDF Suez	75,977	2,187,010
Klepierre	8,749	243,965
Lafarge S.A.(c)	8,054	444,681
Lagardere SCA	5,384	169,554
Legrand S.A.	6,208	185,922
M6-Metropole Television S.A.	13,809	282,559
Neopost S.A.	2,703	197,032
PagesJaunes Groupe(c)	22,444	233,019
PPR	2,713	340,789
Sanofi-Aventis S.A.	32,507	1,972,177
Sodexo	3,397	190,365
Suez Environnement Co.	13,562	225,675
TOTAL S.A.	78,149	3,538,465
Vallourec S.A.	1,565	273,647
Veolia Environnement	16,226	384,685
Vinci S.A.	13,470	566,590
Vivendi S.A.	54,670	1,126,021

Total France		22,043,399

Germany - 7.0%
Allianz SE	9,304	932,801
BASF SE	15,959	881,819
Deutsche Boerse AG	4,290	263,161
Deutsche Post AG	30,470	448,246
Deutsche Telekom AG	149,336	1,774,889
E.ON AG	48,678	1,322,498
Hannover Rueckversicherung AG	3,925	169,713
Muenchener Rueckversicherungs AG	4,701	595,116
RWE AG	14,219	935,633

Total Germany		7,323,876

Hong Kong - 1.7%
BOC Hong Kong Holdings Ltd.	233,500	535,537
CLP Holdings Ltd.	52,024	377,128
Hang Seng Bank Ltd.	42,818	575,148
Hongkong Electric Holdings Ltd.	49,518	295,373

Total Hong Kong		1,783,186

Italy - 5.9%
A2A SpA(c)	149,852	206,498
Atlantia SpA	17,026	304,276
Banca Carige SpA	68,931	135,938
Edison SpA	138,335	152,841

Enel SpA(c)	428,200	1,830,513
ENI SpA	110,964	2,064,622
Finmeccanica SpA	15,623	163,427
Mediaset SpA	38,195	219,422
Parmalat SpA	73,317	171,889
Snam Rete Gas SpA	87,452	351,086
Telecom Italia SpA RSP	206,155	189,768
Terna Rete Elettrica Nazionale SpA	57,345	207,389

See Notes to Schedule of Investments.

7	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2010

Investments	Shares	Value
Unione di Banche Italiane SCPA	17,411	$151,420

Total Italy		6,149,089

Japan - 2.0%
Astellas Pharma, Inc.	9,600	324,375
Daito Trust Construction Co., Ltd.	3,800	216,002
Eisai Co., Ltd.	7,200	240,434
Mizuho Financial Group, Inc.	312,200	518,628
Oracle Corp.	4,400	217,290
Takeda Pharmaceutical Co., Ltd.	14,100	608,679

Total Japan		2,125,408

Netherlands - 0.8%
Koninklijke KPN N.V.	50,056	642,260
Reed Elsevier N.V.	20,775	232,105

Total Netherlands		874,365

New Zealand - 0.2%
Telecom Corp. of New Zealand Ltd.	155,951	202,683

Norway - 1.6%
Aker ASA Class A	7,453	126,640
Fred Olsen Energy ASA	4,479	116,122
Marine Harvest ASA	160,645	107,333
Orkla ASA	31,749	204,755
Statoil ASA	56,641	1,100,916

Total Norway		1,655,766

Portugal - 1.1%
Banco Espirito Santo S.A.	37,466	149,149
Brisa Auto-Estradas de Portugal S.A.	34,304	209,045
Cimpor Cimentos de Portugal, SGPS, S.A.	30,806	174,408
EDP-Energias de Portugal S.A.	117,922	352,440
Portugal Telecom, SGPS, S.A.	30,133	301,923

Total Portugal		1,186,965

Singapore - 1.9%
Cityspring Infrastructure Trust	389,000	164,394
DBS Group Holdings Ltd.	41,000	401,748
Keppel Corp., Ltd.	41,000	249,918
K-Green Trust*	15,200	11,432
Singapore Press Holdings Ltd.	82,000	222,606
Singapore Technologies Engineering Ltd.	91,000	214,447
Singapore Telecommunications Ltd.	278,000	605,343
StarHub Ltd.	100,000	161,879

Total Singapore		2,031,767

Spain - 10.3%
Abertis Infraestructuras, S.A.	21,398	310,331
Acciona S.A.	1,922	147,824
ACS Actividades de Construccion y Servicios, S.A.(c)	10,814	399,899
Banco Bilbao Vizcaya Argentaria S.A.	84,138	887,558
Banco Espanol de Credito S.A.	26,400	211,616
Banco Popular Espanol S.A.	38,509	198,443
Banco Santander S.A.	251,550	2,693,001
Bolsas y Mercados Espanoles S.A.	6,767	148,454
Criteria Caixacorp S.A.	113,260	466,279
Fomento de Construcciones y Contratas S.A.	7,294	157,559
Gas Natural SDG S.A.(c)	29,430	428,981
Iberdrola S.A.	149,267	846,902
Indra Sistemas S.A.	10,103	163,105
Red Electrica Corp. S.A.	3,428	123,617
Repsol YPF S.A.	33,827	690,509
Telefonica S.A.	144,901	2,707,599
Zardoya Otis S.A.	13,611	176,224

Total Spain		10,757,901

Sweden - 1.7%
Nordea Bank AB	62,419	520,560
Ratos AB Class B	6,766	171,019
Securitas AB Class B	20,277	185,260
Skanska AB Class B	12,762	186,297
Svenska Cellulosa AB Class B	14,911	176,855
TeliaSonera AB	84,181	544,656

Total Sweden		1,784,647

Switzerland - 5.7%
Baloise Holding AG	2,083	145,937
Credit Suisse Group AG	22,956	871,108
Novartis AG	42,016	2,049,466
Roche Holding AG	11,226	1,552,183
Swisscom AG	1,218	414,415
Zurich Financial Services AG	4,295	953,913

Total Switzerland		5,987,022

United Kingdom - 20.0%
Ashmore Group PLC	40,995	149,222
AstraZeneca PLC	31,388	1,488,148
Aviva PLC	96,304	452,556
BAE Systems PLC	92,723	434,896
British American Tobacco PLC	43,081	1,377,048
British Land Co. PLC	36,733	239,389
Cable & Wireless Communications PLC	269,194	232,583
Centrica PLC	106,443	472,493
Diageo PLC	42,931	680,828
GlaxoSmithKline PLC	124,838	2,134,781
Hays PLC	129,209	177,265
Home Retail Group PLC	48,543	155,781
HSBC Holdings PLC	271,824	2,501,868
ICAP PLC	24,502	148,536
Imperial Tobacco Group PLC	20,619	579,635
International Power PLC	40,432	181,652
J. Sainsbury PLC	48,066	231,196
Legal & General Group PLC	156,378	184,007
Man Group PLC	112,537	375,962
National Grid PLC	89,972	660,920
Pearson PLC	19,695	261,655
Provident Financial PLC	12,420	156,085
Prudential PLC	44,212	336,350
Reed Elsevier PLC	31,906	238,195
Rexam PLC	36,184	164,029
Royal Dutch Shell PLC Class B	76,502	1,866,754
RSA Insurance Group PLC	126,522	226,390
Scottish & Southern Energy PLC	28,647	479,589
Severn Trent PLC	9,114	167,852
Smiths Group PLC	10,538	169,010
Standard Life PLC	85,598	223,470
Tate & Lyle PLC	21,856	147,046
TUI Travel PLC	45,140	141,349
United Utilities Group PLC	28,778	226,253
Vodafone Group PLC	1,440,066	2,997,961
WM Morrison Supermarkets PLC	53,814	214,240

Total United Kingdom		20,874,994

TOTAL COMMON STOCKS (Cost: $130,332,907)		103,948,330

SHORT-TERM INVESTMENT - 2.6%
MONEY MARKET FUND - 2.6%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $2,750,109)	2,750,109	2,750,109

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	8

Schedule of Investments (unaudited)(concluded)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2010

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%
MONEY MARKET FUND - 4.7%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(e) (Cost: $4,948,000)(f)	4,948,000	$4,948,000

TOTAL INVESTMENTS IN SECURITIES - 106.7% (Cost: $138,031,016)(g)		111,646,439
Liabilities in Excess of Foreign Currency and Other Assets - (6.7)%		(7,051,999)

NET ASSETS - 100.0%		$104,594,440

RSP	- Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Escrow security - additional shares issued as a result of a corporate action.
(c)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(e)	Interest rate shown reflects yield as of June 30, 2010.
(f)	At June 30, 2010, the total market value of the Fund’s securities on loan was $4,639,950 and the total market value of the collateral held by the Fund was $4,948,000.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

9	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.1%
Australia - 9.1%
AGL Energy Ltd.	2,868	$35,610
Amcor Ltd.	6,247	33,664
AMP Ltd.	14,555	64,051
Australia & New Zealand Banking Group Ltd.	17,433	318,203
AXA Asia Pacific Holdings Ltd.	8,163	37,715
Bendigo and Adelaide Bank Ltd.	2,798	19,332
BHP Billiton Ltd.	11,792	374,998
Brambles Ltd.	6,963	32,112
Coal & Allied Industries Ltd.	255	20,031
Coca-Cola Amatil Ltd.	4,622	46,692
Commonwealth Bank of Australia	9,480	389,474
Crown Ltd.	4,902	32,172
CSR Ltd.	21,284	30,202
Foster’s Group Ltd.	14,200	67,766
Harvey Norman Holdings Ltd.	7,492	20,946
Insurance Australia Group Ltd.	14,953	43,069
Leighton Holdings Ltd.	1,766	43,183
Lend Lease Group(a)	4,011	24,833
Macquarie Group Ltd.	1,563	49,005
Metcash Ltd.	8,083	28,606
National Australia Bank Ltd.	16,589	326,197
Orica Ltd.	1,748	37,207
Origin Energy Ltd.	4,401	55,537
Platinum Asset Management Ltd.	4,465	17,650
QBE Insurance Group Ltd.	7,704	118,431
Santos Ltd.	3,809	40,538
Sonic Healthcare Ltd.	2,738	24,121
Suncorp-Metway Ltd.	8,202	55,700
TABCORP Holdings Ltd.	8,106	43,340
Tatts Group Ltd.	18,289	34,603
Telstra Corp., Ltd.	155,886	427,925
Toll Holdings Ltd.	4,878	22,579
Transurban Group(a)	7,338	26,280
Wesfarmers Ltd.	6,612	160,005
Westpac Banking Corp.	22,970	411,896
Woodside Petroleum Ltd.	2,640	93,298
Woolworths Ltd.	7,224	164,869
WorleyParsons Ltd.	1,531	28,721

Total Australia		3,800,561

Austria - 0.4%
OMV AG	1,160	35,153
Telekom Austria AG	3,978	44,512
Verbund AG	1,626	50,101
Vienna Insurance Group	538	22,590
voestalpine AG	999	27,667

Total Austria		180,023

Belgium - 0.6%
Ageas	10,726	24,319
Belgacom S.A.	3,437	108,891
Mobistar S.A.	887	47,409
Solvay S.A.	471	40,483
UCB S.A.	897	28,386

Total Belgium		249,488

Brazil - 2.2%
Banco do Brasil S.A.	15,900	220,439
Cia de Bebidas das Americas	1,300	112,799
Cia de Concessoes Rodoviarias	1,600	32,843
Cia Energetica de Minas Gerais	2,200	23,715
Cia Siderurgica Nacional S.A.	6,800	99,972
Cielo S.A.	6,300	53,616
CPFL Energia S.A.	3,100	68,106
EDP - Energias do Brasil S.A.	1,000	19,667
Light S.A.	2,600	30,363
Natura Cosmeticos S.A.	1,500	33,287
Redecard S.A.	4,800	67,932
Souza Cruz S.A.	2,100	79,223
Telecomunicacoes de Sao Paulo S.A.	1,800	32,745
Tractebel Energia S.A.	3,000	35,118

Total Brazil		909,825

Canada - 4.7%
ARC Energy Trust(b)	1,400	25,993
Bank of Montreal	2,367	128,613
Bank of Nova Scotia	3,668	169,308
Baytex Energy Trust	700	20,948
BCE, Inc.	3,914	114,402
Bell Aliant Regional Communications Income Fund	1,600	38,289
Bonavista Energy Trust	1,200	25,758
Brookfield Properties Corp.	2,100	29,544
Canadian Imperial Bank of Commerce	1,700	105,809
Canadian Oil Sands Trust	2,475	62,862
CI Financial Corp.	1,300	21,776
Crescent Point Energy Corp.	1,300	45,460
Emera, Inc.	800	18,535
EnCana Corp.	2,700	81,916
Enerplus Resources Fund	1,558	33,560
First Capital Realty, Inc.	1,400	17,931
Fortis, Inc.	1,000	25,578
Great-West Lifeco, Inc.	2,632	59,617
Husky Energy, Inc.	3,570	84,794
IGM Financial, Inc.	1,500	52,397
Inter Pipeline Fund Class A	2,300	25,865
Pembina Pipeline Income Fund	1,600	26,891
Pengrowth Energy Trust	2,700	24,722
Penn West Energy Trust(b)	3,507	66,995
Power Corp. of Canada	900	21,605
Power Financial Corp.	2,716	69,724
Rogers Communications, Inc. Class B	2,100	68,732
Royal Bank of Canada	4,888	233,211
Shaw Communications, Inc. Class B	2,000	36,080
Sun Life Financial, Inc.	2,504	65,884
TransAlta Corp.	1,300	24,125
TransCanada Corp.	2,862	95,907
Vermilion Energy Trust	600	19,011
Yellow Pages Income Fund	6,000	33,652

Total Canada		1,975,494

Chile - 0.6%
AES Gener S.A.	46,598	20,347
Banco de Chile	527,810	53,171
Banco Santander Chile	818,731	53,297
Empresa Nacional de Electricidad S.A.	28,135	43,225
Enersis S.A.	116,446	46,013
ENTEL Chile S.A.	1,753	23,514

Total Chile		239,567

China - 0.4%
Bank of China Ltd. Class H	282,000	143,768
Guangzhou R&F Properties Co., Ltd. Class H	14,000	17,960
Zhejiang Expressway Co., Ltd. Class H	24,000	22,252

Total China		183,980

Czech Republic - 0.4%
CEZ AS	1,450	59,524

See Notes to Schedule of Investments.

10	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2010

Investments	Shares	Value
Komercni Banka AS	191	$30,969
Telefonica O2 Czech Republic AS	3,438	67,058

Total Czech Republic		157,551

Denmark - 0.1%
Tryg A/S	435	23,040

Finland - 1.1%
Fortum Oyj	5,115	113,278
Kone Oyj Class B	1,164	46,709
Nokia Oyj	20,559	168,976
Pohjola Bank PLC	1,745	17,923
Sampo Oyj Class A	3,565	75,851
UPM-Kymmene Oyj	2,345	31,366
Wartsila Oyj	569	26,115

Total Finland		480,218

France - 13.2%
Accor S.A.	1,320	61,845
Aeroports de Paris	422	27,344
Air Liquide S.A.	982	100,390
Alstom S.A.	1,165	53,484
AXA S.A.	12,507	195,251
BNP Paribas	4,683	256,810
Bouygues S.A.	2,201	86,070
Carrefour S.A.	3,043	122,034
Casino Guichard Perrachon S.A.	668	51,041
Ciments Francais S.A.	276	20,690
CNP Assurances	1,032	70,714
Compagnie de Saint-Gobain	2,323	87,910
Credit Agricole S.A.	14,342	151,696
Danone	2,527	136,813
Eiffage S.A.	515	22,571
Electricite de France S.A.	8,633	332,359
Eutelsat Communications	1,031	34,805
France Telecom S.A.	35,785	626,155
GDF Suez	18,619	535,951
ICADE	402	34,139
Klepierre	1,486	41,437
Lafarge S.A.(b)	1,766	97,505
Lagardere SCA	912	28,721
Legrand S.A.	1,286	38,514
M6-Metropole Television S.A.	2,495	51,053
Neopost S.A.	347	25,294
PagesJaunes Groupe(b)	4,237	43,990
PPR	572	71,851
Sanofi-Aventis S.A.	7,954	482,564
Schneider Electric S.A.	888	90,976
SCOR SE	1,758	33,786
Societe Television Francaise 1	1,272	16,788
Sodexo	659	36,930
Suez Environnement Co.	3,058	50,886
Technip S.A.	486	28,336
TOTAL S.A.	18,936	857,393
Vallourec S.A.	344	60,150
Veolia Environnement	3,786	89,758
Vinci S.A.	3,158	132,835
Vivendi S.A.	12,852	264,709

Total France		5,551,548

Germany - 4.3%
Allianz SE	2,230	223,576
BASF SE	3,671	202,842
Deutsche Boerse AG	878	53,859
Deutsche Post AG	6,378	93,827
Deutsche Telekom AG	37,163	441,690
E.ON AG	11,917	323,764
Fielmann AG	249	18,910
Hannover Rueckversicherung AG	814	35,196
Muenchener Rueckversicherungs AG	1,194	151,153
RWE AG	3,483	229,187
United Internet AG Registered shares	1,701	18,821

Total Germany		1,792,825

Hong Kong - 2.9%
BOC Hong Kong Holdings Ltd.	53,000	121,557
China Mobile Ltd.	69,000	692,911
CLP Holdings Ltd.	11,500	83,365
Hang Seng Bank Ltd.	9,400	126,264
Hongkong Electric Holdings Ltd.	10,500	62,632
Hopewell Holdings Ltd.	5,000	14,190
Hutchison Whampoa Ltd.	16,000	99,240

Total Hong Kong		1,200,159

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	15,139	41,826

Indonesia - 0.3%
Indo Tambangraya Megah PT	6,000	24,589
International Nickel Indonesia TbK PT	56,000	23,166
Telekomunikasi Indonesia TbK PT	71,000	60,309

Total Indonesia		108,064

Ireland - 0.1%
CRH PLC	2,750	57,567

Israel - 0.4%
Bezeq Israeli Telecommunication Corp., Ltd.	43,787	96,283
Israel Chemicals Ltd.	4,794	50,317
Partner Communications Co., Ltd.	2,039	31,519

Total Israel		178,119

Italy - 3.6%
A2A SpA(b)	27,264	37,570
Atlantia SpA	2,925	52,274
Banca Carige SpA	9,923	19,569
Edison SpA	25,984	28,709
Enel SpA(b)	103,394	441,999
ENI SpA	26,230	488,042
Finmeccanica SpA	2,419	25,304
Intesa Sanpaolo SpA	39,480	105,665
Lottomatica SpA	1,194	15,503
Mediaset SpA	5,858	33,653
Mediolanum SpA	4,450	17,592
Parmalat SpA	11,788	27,636
Snam Rete Gas SpA	21,958	88,153
Telecom Italia SpA	68,624	76,492
Terna Rete Elettrica Nazionale SpA(b)	12,792	46,263
Unione di Banche Italiane SCPA	2,868	24,942

Total Italy		1,529,366

Japan - 1.9%
Astellas Pharma, Inc.	2,300	77,715
Daiichi Sankyo Co., Ltd.	3,100	55,701
Daito Trust Construction Co., Ltd.	700	39,790
Eisai Co., Ltd.	1,800	60,109
Lawson, Inc.	700	30,732
Mizuho Financial Group, Inc.	79,100	131,401
NTT DoCoMo, Inc.	81	123,116
Oracle Corp.	800	39,507
Sankyo Co., Ltd.	500	22,743
Showa Shell Sekiyu K.K.	3,000	20,850
Takeda Pharmaceutical Co., Ltd.	3,800	164,041

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	11

Schedule of Investments (unaudited)(continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2010

Investments	Shares	Value
TonenGeneral Sekiyu K.K.	4,000	$34,806

Total Japan		800,511

Malaysia - 0.7%
British American Tobacco Malaysia Bhd	1,900	25,752
DIGI.Com Bhd	8,100	57,545
Petronas Gas Bhd	10,800	32,992
PLUS Expressways Bhd	24,400	25,700
Public Bank Bhd	15,432	56,723
RHB Capital Bhd	11,000	19,978
Telekom Malaysia Bhd	26,000	26,904
YTL Power International Bhd	40,900	27,919

Total Malaysia		273,513

Mexico - 0.3%
Industrias Penoles S.A.B de C.V.	1,810	35,508
Kimberly-Clark de Mexico S.A.B de C.V. Class A	3,300	19,237
Telefonos de Mexico S.A.B de C.V. Series L	82,600	58,916

Total Mexico		113,661

Netherlands - 1.0%
Akzo Nobel N.V.	684	36,031
Fugro N.V. CVA	394	18,465
Koninklijke DSM N.V.	656	26,396
Koninklijke KPN N.V.	11,316	145,194
Reed Elsevier N.V.	3,144	35,126
Unilever N.V. CVA	5,232	144,451
Wolters Kluwer N.V.	1,211	23,400

Total Netherlands		429,063

New Zealand - 0.1%
Telecom Corp. of New Zealand Ltd.	29,477	38,310

Norway - 0.8%
Marine Harvest ASA	30,097	20,109
Orkla ASA	6,770	43,661
Statoil ASA	13,865	269,490

Total Norway		333,260

Philippines - 0.3%
Globe Telecom, Inc.	2,230	43,056
Philippine Long Distance Telephone Co.	1,200	62,129

Total Philippines		105,185

Poland - 0.3%
KGHM Polska Miedz S.A.	2,718	71,307
Telekomunikacja Polska S.A.	15,654	66,284

Total Poland		137,591

Portugal - 0.5%
Banco Espirito Santo S.A.	6,792	27,038
Brisa Auto-Estradas de Portugal S.A.	5,404	32,931
Cimpor Cimentos de Portugal, SGPS, S.A.	4,610	26,099
EDP-Energias de Portugal S.A.	25,207	75,338
Portugal Telecom, SGPS, S.A.	6,634	66,471

Total Portugal		227,877

Russia - 0.4%
Lukoil OAO ADR	2,685	139,352
Tatneft ADR, ADR	1,672	47,150

Total Russia		186,502

Singapore - 1.2%
DBS Group Holdings Ltd.	10,000	97,987
Keppel Corp., Ltd.	8,000	48,764
K-Green Trust*	2,800	2,106
SembCorp Industries Ltd.	9,000	26,302
SembCorp Marine Ltd.	9,000	24,884
Singapore Exchange Ltd.	6,000	31,760
Singapore Press Holdings Ltd.	13,000	35,291
Singapore Technologies Engineering Ltd.	17,000	40,062
Singapore Telecommunications Ltd.	69,000	150,247
StarHub Ltd.	18,000	29,138

Total Singapore		486,541

South Africa - 0.6%
African Bank Investments Ltd.	6,680	26,377
Kumba Iron Ore Ltd.	1,593	66,299
Pretoria Portland Cement Co., Ltd.	5,244	21,754
Redefine Properties Ltd.	29,703	27,898
Sanlam Ltd.	11,546	34,431
Standard Bank Group Ltd.	6,173	82,451

Total South Africa		259,210

South Korea - 0.4%
Kangwon Land, Inc.	1,300	19,681
Korea Exchange Bank	2,710	27,944
KT&G Corp.	684	33,697
LG Telecom Ltd.	2,660	16,674
SK Telecom Co., Ltd.	474	62,258

Total South Korea		160,254

Spain - 6.2%
Abertis Infraestructuras, S.A.	3,976	57,663
Acciona S.A.	350	26,919
ACS Actividades de Construccion y Servicios, S.A.(b)	2,514	92,967
Banco Bilbao Vizcaya Argentaria S.A.	19,821	209,089
Banco de Sabadell S.A.	5,200	23,695
Banco Espanol de Credito S.A.(b)	5,327	42,700
Banco Popular Espanol S.A.	7,704	39,700
Banco Santander S.A.	60,912	652,101
Bankinter, S.A.	3,117	19,220
Criteria Caixacorp S.A.	25,373	104,458
Ebro Puleva S.A.	1,185	20,132
Enagas	1,427	21,657
Ferrovial S.A.	2,638	17,287
Fomento de Construcciones y Contratas S.A.	1,298	28,038
Gas Natural SDG S.A.(b)	6,851	99,862
Iberdrola S.A.	36,255	205,701
Indra Sistemas S.A.	1,148	18,534
Mapfre S.A.	11,116	30,582
Red Electrica Corp. S.A.	671	24,197
Repsol YPF S.A.	7,590	154,934
Telefonica S.A.	36,097	674,503
Zardoya Otis S.A.	2,509	32,485

Total Spain		2,596,424

Sweden - 1.5%
Hennes & Mauritz AB Class B	6,355	176,065
Investor AB Class A	1,166	18,280
Nordea Bank AB	14,892	124,196
Ratos AB Class B	875	22,117
Skanska AB Class B	2,528	36,903
Svenska Cellulosa AB Class B	2,631	31,205
Svenska Handelsbanken AB Class A	2,620	64,709
TeliaSonera AB	21,190	137,100

Total Sweden		610,575

Switzerland - 3.5%
Baloise Holding AG	326	22,840
Credit Suisse Group AG	5,220	198,082
Geberit AG	193	30,158
Novartis AG	10,172	496,172

See Notes to Schedule of Investments.

12	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2010

Investments	Shares	Value
Roche Holding AG	2,730	$377,468
SGS S.A.	27	36,606
Swisscom AG	289	98,330
Zurich Financial Services AG	1,001	222,321

Total Switzerland		1,481,977

Taiwan - 1.7%
Asia Cement Corp.	21,000	18,561
Asustek Computer, Inc.	7,050	52,549
China Steel Corp.	55,000	51,009
Chunghwa Telecom Co., Ltd.	58,000	115,345
Compal Electronics, Inc.	17,000	20,449
Far EasTone Telecommunications Co., Ltd.	24,000	29,653
HTC Corp.	5,000	66,913
Pegatron Corp.*	18,975	17,746
Quanta Computer, Inc.	22,000	40,054
Siliconware Precision Industries Co.	16,000	17,453
Taiwan Cooperative Bank	31,000	18,813
Taiwan Mobile Co., Ltd.	29,000	59,297
Taiwan Semiconductor Manufacturing Co., Ltd.	119,000	224,434

Total Taiwan		732,276

Thailand - 0.3%
Advanced Info Service PCL	23,800	63,743
Charoen Pokphand Foods PCL	39,300	24,631
Thai Oil PCL	16,800	22,952

Total Thailand		111,326

Turkey - 0.7%
Ford Otomotiv Sanayi A.S.	6,465	42,059
Tupras Turkiye Petrol Rafine	2,197	40,242
Turk Telekomunikasyon A.S.	30,395	96,949
Turkcell Iletisim Hizmet A.S.	10,451	54,458
Turkiye Is Bankasi Class C	17,557	54,892

Total Turkey		288,600

United Kingdom - 12.6%
Admiral Group PLC	1,493	31,472
Amlin PLC	3,583	20,788
Ashmore Group PLC	5,576	20,297
AstraZeneca PLC	7,564	358,620
Aviva PLC	21,181	99,535
BAE Systems PLC	19,945	93,547
British American Tobacco PLC	10,186	325,587
British Land Co. PLC	5,769	37,597
British Sky Broadcasting Group PLC	5,590	58,584
Cable & Wireless Communications PLC	50,238	43,405
Centrica PLC	24,883	110,454
Diageo PLC	9,906	157,096
Firstgroup PLC	3,123	17,082
GlaxoSmithKline PLC	30,134	515,304
Hargreaves Lansdown PLC	3,655	18,505
Hays PLC	13,416	18,406
Home Retail Group PLC	5,654	18,144
HSBC Holdings PLC	65,587	603,663
ICAP PLC	3,757	22,776
Imperial Tobacco Group PLC	4,659	130,972
International Power PLC	7,125	32,011
J. Sainsbury PLC	9,464	45,521
Legal & General Group PLC	31,972	37,621
Man Group PLC	23,432	78,281
National Grid PLC	21,197	155,710
Next PLC	786	23,624
Pearson PLC	3,653	48,531
Prudential PLC	10,264	78,085
Reckitt Benckiser Group PLC	2,358	110,491
Reed Elsevier PLC	5,770	43,076
Rexam PLC	5,729	25,971
Royal Dutch Shell PLC Class B	18,142	442,690
RSA Insurance Group PLC	27,082	48,459
Sage Group PLC (The)	5,992	20,762
Scottish & Southern Energy PLC	6,506	108,919
Segro PLC	4,262	16,183
Severn Trent PLC	1,624	29,909
Smiths Group PLC	1,674	26,848
Standard Life PLC	17,532	45,771
Tate & Lyle PLC	3,093	20,810
Tesco PLC	29,225	166,171
Thomas Cook Group PLC	5,852	15,637
TUI Travel PLC	6,252	19,577
Unilever PLC	4,739	127,691
United Utilities Group PLC	5,340	41,983
Vodafone Group PLC	351,867	732,524
WM Morrison Supermarkets PLC	10,871	43,279

Total United Kingdom		5,287,969

United States - 19.6%
Abbott Laboratories	5,000	233,900
Alliant Energy Corp.	654	20,758
Altria Group, Inc.	13,869	277,935
AMB Property Corp.	695	16,479
Ameren Corp.	1,332	31,662
American Electric Power Co., Inc.	2,334	75,388
Ares Capital Corp.	1,500	18,795
Arthur J. Gallagher & Co.	793	19,333
AT&T, Inc.	37,317	902,698
AvalonBay Communities, Inc.	341	31,839
Bristol-Myers Squibb Co.	8,568	213,686
Capitol Federal Financial	655	21,720
CenterPoint Energy, Inc.	2,318	30,505
CenturyLink, Inc.	1,975	65,787
Chevron Corp.	7,200	488,592
Cincinnati Financial Corp.	1,082	27,991
ConocoPhillips	5,300	260,177
Consolidated Edison, Inc.	1,531	65,986
Diamond Offshore Drilling, Inc.(b)	1,702	105,847
Dominion Resources, Inc.	2,571	99,601
DTE Energy Co.	790	36,032
Duke Energy Corp.	7,478	119,648
Duke Realty Corp.	1,449	16,446
E.I. Du Pont de Nemours & Co.	3,961	137,011
Edison International	1,244	39,460
Eli Lilly & Co.	6,285	210,548
Entergy Corp.	800	57,296
Exelon Corp.	3,300	125,301
Federal Realty Investment Trust	294	20,659
FirstEnergy Corp.	1,810	63,766
Frontier Communications Corp.(b)	4,238	30,132
Genuine Parts Co.	698	27,536
H&R Block, Inc.	1,400	21,966
H.J. Heinz Co.	1,297	56,056
HCP, Inc.	1,642	52,955
Health Care REIT, Inc.	872	36,729
Hudson City Bancorp, Inc.	2,800	34,272
Integrys Energy Group, Inc.	506	22,132
Kimberly-Clark Corp.	1,408	85,367
Kraft Foods, Inc. Class A	5,963	166,964
Liberty Property Trust	810	23,369
Lorillard, Inc.	901	64,854
M&T Bank Corp.	418	35,509
Macerich Co. (The)	600	22,392
Mack-Cali Realty Corp.	600	17,838

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	13

Schedule of Investments (unaudited)(concluded)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2010

Investments	Shares	Value
Marsh & McLennan Cos., Inc.	1,886	$42,529
Mattel, Inc.	1,220	25,815
Maxim Integrated Products, Inc.	1,160	19,407
McDonald’s Corp.	4,000	263,480
MeadWestvaco Corp.	798	17,716
Merck & Co., Inc.	10,467	366,031
Mercury General Corp.	500	20,720
Microchip Technology, Inc.(b)	844	23,413
Nationwide Health Properties, Inc.	628	22,464
New York Community Bancorp, Inc.	2,493	38,068
NextEra Energy, Inc.	1,500	73,140
NiSource, Inc.	1,907	27,652
Northeast Utilities	800	20,384
NSTAR(b)	564	19,740
NYSE Euronext	1,200	33,156
Old Republic International Corp.	1,566	18,996
Oneok, Inc.	501	21,668
Paychex, Inc.	1,825	47,395
People’s United Financial, Inc.	1,700	22,950
Pepco Holdings, Inc.	1,652	25,903
Pfizer, Inc.	32,812	467,899
PG&E Corp.	1,541	63,335
Philip Morris International, Inc.	9,426	432,088
Pinnacle West Capital Corp.	687	24,979
Pitney Bowes, Inc.	1,330	29,207
Plum Creek Timber Co., Inc.(b)	810	27,969
PPL Corp.	2,000	49,900
Progress Energy, Inc.	1,789	70,165
ProLogis	2,686	27,209
Public Service Enterprise Group, Inc.	2,000	62,660
Qwest Communications International, Inc.	10,533	55,298
R.R. Donnelley & Sons Co.	1,435	23,491
Rayonier, Inc.	445	19,589
Realty Income Corp.(b)	800	24,264
Regency Centers Corp.	528	18,163
Reynolds American, Inc.	1,976	102,989
SCANA Corp.	727	25,998
Senior Housing Properties Trust	1,017	20,452
Southern Co.	4,126	137,313
Southern Copper Corp.	3,437	91,218
Spectra Energy Corp.	3,230	64,826
TECO Energy, Inc.	1,293	19,486
Ventas, Inc.	694	32,583
Verizon Communications, Inc.	17,872	500,773
Waste Management, Inc.	1,800	56,322
Windstream Corp.	4,074	43,021
Xcel Energy, Inc.	2,263	46,640

Total United States		8,221,381

TOTAL COMMON STOCKS (Cost: $46,272,283)		41,541,227

EXCHANGE-TRADED FUNDS - 0.4%
United States - 0.4%
WisdomTree DEFA Equity Income Fund(c)	4,054	136,133
WisdomTree Equity Income Fund(c)	1,502	48,965
TOTAL EXCHANGE-TRADED FUNDS (Cost: $199,845)		185,098

SHORT-TERM INVESTMENT - 1.0%
MONEY MARKET FUND - 1.0%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $427,871)	427,871	$427,871

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
MONEY MARKET FUND - 2.4%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(e) (Cost: $1,017,000)(f)	1,017,000	1,017,000

TOTAL INVESTMENTS IN SECURITIES - 102.9% (Cost: $47,916,999)(g)		43,171,196
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.9)%		(1,234,613)

NET ASSETS - 100.0%		$41,936,583

ADR	- American Depositary Receipt

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(c)	Affiliated companies (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(e)	Interest rate shown reflects yield as of June 30, 2010.
(f)	At June 30, 2010, the total market value of the Fund’s securities on loan was $912,858 and the total market value of the collateral held by the Fund was $1,017,000.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

14	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 98.2%
Austria - 2.0%
Conwert Immobilien Invest SE	9,206	$96,842
Flughafen Wien AG	3,117	164,442
Schoeller-Bleckmann Oilfield Equipment AG	1,753	80,146
Semperit AG Holding(a)	3,088	106,118

Total Austria		447,548

Belgium - 4.4%
Arseus N.V.	8,456	96,224
Befimmo SCA Sicafi	959	65,911
Cie D’entreprises CFE	2,370	105,583
Cie Maritime Belge S.A.	3,828	102,171
EVS Broadcast Equipment S.A.	4,069	165,024
Nyrstar	7,388	76,831
Omega Pharma S.A.	2,812	123,655
Recticel S.A.	5,013	46,913
Tessenderlo Chemie N.V.	7,820	200,195

Total Belgium		982,507

Denmark - 1.0%
Auriga Industries Class B	2,818	38,692
East Asiatic Co., Ltd. A/S	2,812	60,574
NKT Holding A/S	1,341	60,354
Rockwool International A/S Class B	769	61,203

Total Denmark		220,823

Finland - 6.0%
Ahlstrom Oyj	4,500	61,625
Alma Media Corp.	16,370	128,330
Amer Sports Oyj Class A	8,916	84,749
Atria PLC	2,993	39,961
Citycon Oyj	17,263	51,172
F-Secure Oyj	25,548	65,091
HKScan Oyj Class A	6,364	58,854
Huhtamaki Oyj	17,403	161,795
Lassila & Tikanoja Oyj	6,703	108,379
Oriola-KD Oyj Class B	13,615	63,873
Orion Oyj Class A	2,919	54,526
Raisio PLC Class V	19,236	64,089
Ramirent Oyj	8,505	72,299
Sponda Oyj	46,902	142,477
Technopolis PLC	11,452	44,467
Uponor Oyj	10,910	155,687

Total Finland		1,357,374

France - 4.7%
ABC Arbitrage	14,134	116,861
April Group	4,572	112,005
Canal Plus	31,164	195,445
Faiveley Transport	659	43,751
Ingenico	3,998	86,214
Plastic Omnium S.A.	1,748	77,080
Saft Groupe S.A.	2,706	82,566
Sechilienne-Sidec	7,988	204,496
Sequana	6,679	81,852
Stallergenes	795	50,618

Total France		1,050,888

Germany - 5.4%
Bauer AG(a)	2,496	85,896
BayWa AG	2,065	70,419
Bechtle AG	2,318	59,654
Carl Zeiss Meditec AG	5,178	71,290
CTS Eventim AG	1,713	82,797
Delticom AG	1,404	65,532
Drillisch AG	9,536	52,995
Gerry Weber International AG	2,719	79,932
H&R WASAG AG	2,385	53,155
Indus Holding AG(a)	3,895	77,171
Kontron AG	5,792	52,216
Medion AG	3,802	45,574
MLP AG	14,227	127,371
Sixt AG	2,255	52,605
Solarworld AG	7,204	80,830
Takkt AG	9,800	100,630
Wirecard AG	5,728	49,254

Total Germany		1,207,321

Ireland - 1.8%
FBD Holdings PLC	7,877	64,442
FBD Holdings PLC Redemption Shares*†	2,660	—
Glanbia PLC	26,607	97,773
Grafton Group PLC	12,297	43,983
Greencore Group PLC	57,292	89,476
United Drug PLC	39,441	110,488

Total Ireland		406,162

Italy - 9.2%
Ascopiave SpA	56,970	108,861
Astaldi SpA	12,006	61,361
Autostrada Torino-Milano SpA	6,469	79,318
Banca Generali SpA	20,834	201,094
Banco di Desio e della Brianza SpA	13,827	62,666
Brembo SpA	11,481	71,019
Buzzi Unicem SpA RSP	7,621	46,395
Cairo Communication SpA	21,057	64,482
Cementir Holding SpA	15,090	40,110
Danieli & C Officine Meccaniche SpA RSP	7,914	82,107
De’Longhi SpA	11,617	49,839
Fiat SpA RSP	17,089	112,302
Fondiaria-Sai SpA RSP	16,374	95,920
Immobiliare Grande Distribuzione	49,036	66,071
IMMSI SpA	59,345	53,792
Italcementi SpA RSP	13,641	60,152
Italmobiliare SpA	2,324	63,481
Italmobiliare SpA RSP	3,302	63,662
Maire Tecnimont SpA	25,161	81,056
MARR SpA	13,716	103,324
Milano Assicurazioni SpA	131,899	224,573
Piaggio & C. SpA	42,685	102,217
Piccolo Credito Valtellinese Scarl	23,291	107,127
Zignago Vetro SpA	14,556	73,636

Total Italy		2,074,565

Netherlands - 5.4%
Accell Group	1,002	42,344
Arcadis N.V.	6,617	119,551
Beter Bed Holding N.V.	4,504	96,547
BinckBank N.V.	14,584	183,463
Brit Insurance Holdings N.V.	11,392	154,244
Brunel International N.V.	2,213	63,430
Exact Holding N.V.	7,141	163,132
Grontmij CVA	4,452	84,171
Koninklijke BAM Groep N.V.	15,083	70,427
Mediq N.V.	5,387	99,143
Ten Cate N.V.	2,714	59,772
TKH Group N.V.	4,056	74,026

Total Netherlands		1,210,250

Norway - 4.1%
Atea ASA	12,176	71,148
Cermaq ASA*	8,845	71,746
Copeinca ASA	25,608	153,574
See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	15

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2010

Investments	Shares	Value
Leroy Seafood Group ASA	8,330	$154,991
Opera Software ASA	11,523	40,045
Salmar ASA	5,097	37,621
Sparebank 1 SMN	13,530	88,839
Sparebank 1 SR Bank	10,768	76,333
Tomra Systems ASA	16,870	70,820
Veidekke ASA	28,106	168,554

Total Norway		933,671

Portugal - 2.6%
BANIF, SGPS, S.A.	76,413	76,751
Martifer, SGPS, S.A.	27,268	60,121
Mota Engil, SGPS, S.A.	38,594	101,166
Novabase SGPS S.A.	12,740	53,682
REN - Redes Energeticas Nacionais S.A.	60,451	196,963
Semapa-Sociedade de Investimento e Gestao	11,759	105,881

Total Portugal		594,564

Spain - 2.7%
Banco Guipuzcoano S.A.	13,359	73,472
Caja de Ahorros del Mediterraneo	9,676	76,565
Cementos Portland Valderrivas S.A.	3,248	51,998
Duro Felguera S.A.	20,982	206,892
FAES FARMA S.A.	29,871	103,364
Fluidra S.A.	16,039	49,017
La Seda de Barcelona S.A. Class B*†	17,637	—
Pescanova S.A.	2,058	51,173

Total Spain		612,481

Sweden - 11.8%
AarhusKarlshamn AB	4,253	79,245
AF AB Class B	3,871	52,230
Axis Communications AB	10,265	118,716
Bjoern Borg AB	7,584	61,153
Cardo AB	4,213	109,088
Clas Ohlson AB Class B	7,599	104,972
Duni AB	7,470	50,395
Fabege AB	27,177	162,182
Hoganas AB Class B	1,797	46,992
HQ AB	11,254	80,262
Husqvarna AB Class A	10,099	61,085
Indutrade AB	3,630	78,365
Intrum Justitia AB	14,539	142,924
JM AB	6,358	85,991
KappAhl AB	6,951	42,874
Kungsleden AB	38,549	235,297
Loomis AB Class B	9,693	93,418
Mekonomen AB	4,792	106,530
Munters AB	9,158	56,134
NCC AB Class B	13,386	201,254
Nibe Industrier AB Class B	7,141	63,775
Niscayah Group AB	34,327	47,419
Nordnet AB Class B	13,535	48,004
ORC Software AB	5,171	86,050
Q-Med AB	8,085	67,791
SkiStar AB	5,132	79,961
SSAB AB Class B	4,800	58,319
Svenska Handelsbanken AB Class B	2,067	50,865
Tricorona AB	55,352	56,547
Wihlborgs Fastigheter AB	6,842	130,562

Total Sweden		2,658,400

Switzerland - 1.0%
Kudelski S.A.	1,794	48,828
Mobilezone Holding AG	11,857	100,609
Von Roll Holding AG	15,019	75,628

Total Switzerland		225,065

United Kingdom - 36.1%
A.G.Barr PLC	3,105	49,055
Ashtead Group PLC	43,550	58,542
Atkins WS PLC	14,573	149,021
BBA Aviation PLC	50,228	137,743
Big Yellow Group PLC	9,885	43,775
BlueBay Asset Management PLC	29,076	125,499
Bodycote PLC	28,747	85,587
Brewin Dolphin Holdings PLC	55,870	108,036
BSS Group PLC	8,671	54,485
Carpetright PLC	5,096	48,794
Chaucer PLC	200,326	125,128
Chesnara PLC	25,981	89,401
Chloride Group PLC	13,864	80,064
Cineworld Group PLC	26,021	77,081
Collins Stewart PLC	41,790	47,360
Computacenter PLC	18,999	81,010
Cranswick PLC	5,529	71,139
Dairy Crest Group PLC	23,055	127,312
Davis Service Group PLC	30,772	168,959
Dechra Pharmaceuticals PLC	8,895	51,235
Dignity PLC	5,551	53,898
Diploma PLC	13,382	45,647
Domino Printing Sciences PLC	9,605	65,369
Domino’s Pizza UK & IRL PLC	11,527	65,533
DS Smith PLC	39,812	72,071
Dunelm Group PLC	15,437	76,469
eaga PLC	30,569	52,411
Elementis PLC	69,813	65,541
Euromoney Institutional Investor PLC	7,833	70,255
Evolution Group PLC	39,764	51,906
F&C Asset Management PLC	206,104	160,343
Fenner PLC	19,458	57,989
Fidessa Group PLC	3,069	61,343
Filtrona PLC	20,156	65,498
Forth Ports PLC	3,824	67,452
Galliford Try PLC	9,206	43,282
Game Group PLC	98,491	94,158
Genus PLC	4,321	47,968
Go-Ahead Group PLC	12,342	197,943
Greggs PLC	14,338	98,675
Hansteen Holdings PLC	92,471	92,692
Headlam Group PLC	27,431	92,852
Helical Bar PLC	12,721	52,699
Hill & Smith Holdings PLC	9,539	42,457
HMV Group PLC(a)	220,908	208,215
Holidaybreak PLC	11,082	48,910
Hunting PLC	18,130	121,598
Interserve PLC	40,693	121,305
ITE Group PLC	36,659	79,032
James Fisher & Sons PLC	11,422	72,199
JD Wetherspoon PLC	21,397	125,007
JKX Oil & Gas PLC	21,030	76,770
Keller Group PLC	9,787	77,165
Kesa Electricals PLC	97,974	178,680
Kier Group PLC	7,691	111,325
Laird PLC	85,828	134,828
Marston’s PLC	128,965	179,438
Mcbride PLC	21,332	41,489
Mitie Group PLC	43,214	137,257
Moneysupermarket.com Group PLC	92,808	100,041
Morgan Crucible Co. PLC	34,011	93,982
Morgan Sindall Group PLC	12,994	99,923
Mothercare PLC	10,584	90,258
Mouchel Group PLC	22,059	44,966

See Notes to Schedule of Investments.

16	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2010

Investments	Shares	Value
N. Brown Group PLC	44,454	$166,469
Northern Foods PLC	180,986	117,786
Novae Group PLC	11,895	55,079
PayPoint PLC	18,693	74,111
Premier Farnell PLC	44,482	145,743
PV Crystalox Solar PLC	106,049	84,883
Restaurant Group PLC	42,660	134,030
Rightmove PLC	6,272	59,116
Robert Wiseman Dairies PLC	15,332	113,957
RPC Group PLC	15,324	58,920
RPS Group PLC	20,984	58,707
Safestore Holdings PLC	29,325	50,235
Savills PLC	16,576	68,198
Schroders PLC	6,965	104,308
Senior PLC	25,595	47,100
Severfield-Rowen PLC	21,687	68,785
Smiths News PLC	44,171	77,979
Spirent Communications PLC	26,531	43,543
Sthree PLC	17,328	65,304
Synergy Health PLC	6,654	64,857
Telecom Plus PLC	15,722	79,739
Tullett Prebon PLC	34,158	161,437
Umeco PLC	9,119	54,913
Wellstream Holdings PLC	11,102	83,547
WH Smith PLC	24,599	150,633
Wincanton PLC	28,450	101,302
WSP Group PLC	10,740	54,471
Xchanging PLC	18,275	53,589

Total United Kingdom		8,114,806

TOTAL COMMON STOCKS (Cost: $26,033,377)		22,096,425

EXCHANGE-TRADED FUND - 0.5%
United States - 0.5%
WisdomTree International MidCap Dividend Fund(b)
(Cost: $109,683)	2,564	105,175

SHORT-TERM INVESTMENT - 1.5%
MONEY MARKET FUND - 1.5%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $341,566)	341,566	341,566

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
MONEY MARKET FUND - 1.5%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d) (Cost: $348,000)(e)	348,000	348,000

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $26,832,626)(f)		22,891,166
Liabilities in Excess of Foreign Currency and Other Assets - (1.7)%		(390,496)

NET ASSETS - 100.0%		$22,500,670

RSP	- Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.

(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $297,262 and the total market value of the collateral held by the Fund was $348,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	17

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 102.2%
Advertising - 0.2%
Hakuhodo DY Holdings, Inc.	2,528	$127,986

Agriculture - 1.2%
Japan Tobacco, Inc.	305	957,153

Apparel - 0.3%
Onward Holdings Co., Ltd.(a)	16,182	129,105
Sanyo Shokai Ltd.	27,000	99,774

Total Apparel		228,879

Auto Manufacturers - 5.2%
Daihatsu Motor Co., Ltd.	14,000	131,314
Honda Motor Co., Ltd.	37,812	1,109,705
Mazda Motor Corp.	49,000	116,284
Suzuki Motor Corp.	7,114	141,251
Toyota Auto Body Co., Ltd.	7,300	92,395
Toyota Motor Corp.	78,300	2,725,325

Total Auto Manufacturers		4,316,274

Auto Parts & Equipment - 2.2%
Aisin Seiki Co., Ltd.	6,808	185,722
Bridgestone Corp.	15,512	247,869
DEnso Corp.	15,814	442,485
JTEKT Corp.	9,302	87,564
Koito Manufacturing Co., Ltd.	6,000	89,841
Stanley Electric Co., Ltd.	6,614	110,844
Sumitomo Electric Industries Ltd.	19,000	224,805
Sumitomo Rubber Industries, Inc.	11,624	103,511
Tokai Rika Co., Ltd.	5,002	87,616
Toyoda Gosei Co., Ltd.	4,402	110,485
Yokohama Rubber Co., Ltd. (The)	23,000	104,746

Total Auto Parts & Equipment		1,795,488

Banks - 11.9%
Bank of Yokohama Ltd. (The)	62,018	286,647
Chiba Bank Ltd. (The)	37,000	225,370
Chuo Mitsui Trust Holdings, Inc.	50,014	178,601
Daishi Bank Ltd. (The)	39,000	128,693
Fukuoka Financial Group, Inc.	42,504	178,681
Hokuetsu Bank Ltd. (The)	65,000	109,447
Hokuhoku Financial Group, Inc.	64,020	118,649
Hyakujushi Bank Ltd. (The)	31,000	115,256
Joyo Bank Ltd. (The)	46,018	183,573
Juroku Bank Ltd. (The)	30,000	107,131
Kiyo Holdings, Inc.	91,000	124,432
Mitsubishi UFJ Financial Group, Inc.	597,934	2,736,617
Mizuho Financial Group, Inc.	1,286,175	2,136,600
Nishi-Nippon City Bank Ltd. (The)	41,000	118,612
Ogaki Kyoritsu Bank Ltd. (The)	36,000	111,063
Resona Holdings, Inc.	18,861	232,539
Senshu Ikeda Holdings, Inc.	49,000	71,986
Shizuoka Bank Ltd. (The)	24,008	211,077
Sumitomo Mitsui Financial Group, Inc.	67,959	1,949,146
Sumitomo Trust & Banking Co., Ltd. (The)	64,010	330,575
Suruga Bank Ltd.	13,000	119,143
Tokyo Tomin Bank Ltd. (The)	7,700	88,234

Total Banks		9,862,072

Beverages - 1.4%
Asahi Breweries Ltd.	11,614	197,788
Coca-Cola Central Japan Co., Ltd.	8,300	106,740
Coca-Cola West Co., Ltd.	8,510	141,272
Ito En Ltd.	7,000	107,583
Kirin Holdings Co., Ltd.	32,008	405,842
Mikuni Coca-Cola Bottling Co., Ltd.	13,900	111,213
Sapporo Holdings Ltd.	19,000	82,450

Total Beverages		1,152,888

Building Materials - 1.7%
Asahi Glass Co., Ltd.	35,018	333,599
Daikin Industries Ltd.	6,220	192,385
JS Group Corp.	13,816	266,359
Nippon Sheet Glass Co., Ltd.	39,000	96,960
Panasonic Electric Works Co., Ltd.	20,014	199,258
Sanwa Holdings Corp.	38,000	115,945
Takara Standard Co., Ltd.	19,000	119,166
TOTO Ltd.	18,008	121,085

Total Building Materials		1,444,757

Chemicals - 4.2%
Aica Kogyo Co., Ltd.	11,300	120,419
Air Water, Inc.	11,000	120,952
Asahi Kasei Corp.	54,018	285,076
DIC Corp.	58,022	90,485
Earth Chemical Co., Ltd.	3,700	112,183
Hitachi Chemical Co., Ltd.	7,914	148,818
JSR Corp.	8,914	151,706
Kaneka Corp.	24,014	140,844
Mitsubishi Chemical Holdings Corp.	49,118	227,023
Mitsubishi Gas Chemical Co., Inc.	24,012	118,038
Nippon Kayaku Co., Ltd.	15,000	129,676
Nissan Chemical Industries Ltd.	9,000	102,113
Nitto Denko Corp.	4,610	153,111
Shin-Etsu Chemical Co., Ltd.	15,410	727,051
Showa Denko K.K.	59,010	108,030
Sumitomo Chemical Co., Ltd.	50,010	196,107
Taiyo Ink Manufacturing Co., Ltd.	4,100	108,419
Taiyo Nippon Sanso Corp.	15,022	120,699
Tosoh Corp.	35,000	91,762
Toyo Ink Manufacturing Co., Ltd.	25,000	96,904
Ube Industries Ltd.	40,020	95,878

Total Chemicals		3,445,294

Commercial Services - 1.8%
Dai Nippon Printing Co., Ltd.	38,004	443,645
Park24 Co., Ltd.	13,322	143,924
Secom Co., Ltd.	8,916	398,495
Sohgo Security Services Co., Ltd.	11,302	115,204
Toppan Forms Co., Ltd.	12,100	117,048
Toppan Printing Co., Ltd.	39,002	312,492

Total Commercial Services		1,530,808

Computers - 1.2%
Fujitsu Ltd.	39,000	247,248
Itochu Techno-Solutions Corp.	3,708	136,185
NEC Fielding Ltd.	8,100	99,133
NS Solutions Corp.	4,000	78,789
Obic Co., Ltd.	580	112,670
Otsuka Corp.	1,804	115,999
TDK Corp.	2,906	161,408

Total Computers		951,432

Cosmetics/Personal Care - 1.5%
Fancl Corp.	7,400	105,284
Kao Corp.	25,614	605,832
Lion Corp.	24,000	124,218
Shiseido Co., Ltd.	19,708	438,747

Total Cosmetics/Personal Care		1,274,081

See Notes to Schedule of Investments.

18	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2010

Investments	Shares	Value
Distribution/Wholesale - 4.2%
Ai Holdings Corp.	21,100	$70,580
Inaba Denki Sangyo Co., Ltd.	4,500	105,876
ITOCHU Corp.	56,316	448,670
Japan Pulp & Paper Co., Ltd.	29,000	100,282
Marubeni Corp.	53,000	276,110
Mitsubishi Corp.	50,500	1,063,758
Mitsui & Co., Ltd.	44,818	533,825
Ryoden Trading Co., Ltd.	16,000	88,417
Sinanen Co., Ltd.	24,000	99,808
Sumitomo Corp.	52,508	532,260
Toyota Tsusho Corp.	10,110	146,469

Total Distribution/Wholesale		3,466,055

Diversified Financial Services - 0.9%
Century Tokyo Leasing Corp.	8,200	100,265
Daiwa Securities Group, Inc.	98,006	418,649
Mizuho Securities Co., Ltd.	45,000	101,706
Tokai Tokyo Financial Holdings, Inc.	32,000	127,291

Total Diversified Financial Services		747,911

Electric - 7.2%
Chubu Electric Power Co., Inc.	35,416	881,298
Chugoku Electric Power Co., Inc. (The)	18,812	388,825
Electric Power Development Co., Ltd.	8,100	257,581
Hokkaido Electric Power Co., Inc.	11,508	248,393
Hokuriku Electric Power Co.	11,210	246,521
Kansai Electric Power Co., Inc. (The)	43,420	1,060,353
Kyushu Electric Power Co., Inc.	24,710	555,689
Shikoku Electric Power Co., Inc.	9,108	261,022
Tohoku Electric Power Co., Inc.	27,706	596,451
Tokyo Electric Power Co., Inc. (The)	54,414	1,482,565

Total Electric		5,978,698

Electrical Components & Equipment - 0.7%
Brother Industries Ltd.	10,104	106,304
Casio Computer Co., Ltd.	16,600	100,924
Furukawa Electric Co., Ltd.	22,000	97,457
Mabuchi Motor Co., Ltd.	2,822	130,114
Mitsubishi Electric Corp.	21,000	166,121

Total Electrical Components & Equipment		600,920

Electronics - 2.4%
Eizo Nanao Corp.	4,400	96,264
Hirose Electric Co., Ltd.	1,420	131,104
Hoya Corp.	23,524	506,687
Ibiden Co., Ltd.	3,700	101,186
Kaga Electronics Co., Ltd.	9,100	92,039
Kyocera Corp.	5,004	410,544
Mitsumi Electric Co., Ltd.	5,100	88,122
NGK Insulators Ltd.	7,012	110,541
Nippon Electric Glass Co., Ltd.	10,018	116,380
Ryosan Co., Ltd.	4,600	112,804
Shinko Shoji Co., Ltd.	9,502	81,716
Yamatake Corp.	5,410	127,103

Total Electronics		1,974,490

Engineering & Construction - 1.3%
COMSYS Holdings Corp.	11,900	107,583
JGC Corp.	8,018	123,591
Kajima Corp.	68,014	156,027
Kandenko Co., Ltd.	20,000	119,110
Obayashi Corp.	35,012	140,460
Shimizu Corp.	40,006	138,341
Shinko Plantech Co., Ltd.	7,700	68,829
Taisei Corp.	73,024	147,715
Takasago Thermal Engineering Co., Ltd.	11,900	100,993

Total Engineering & Construction		1,102,649

Entertainment - 0.9%
Avex Group Holdings, Inc.	7,000	87,886
Oriental Land Co., Ltd.	2,200	184,224
Sankyo Co., Ltd.	6,700	304,752
Toho Co., Ltd.	8,402	140,239

Total Entertainment		717,101

Environmental Control - 0.1%
Kurita Water Industries Ltd.	4,220	116,647

Food - 1.6%
Ajinomoto Co., Inc.	26,002	237,130
Fujicco Co., Ltd.	10,000	117,527
MEIJI Holdings Co., Ltd.	3,600	148,085
Morinaga & Co., Ltd.	48,000	109,572
Nichirei Corp.	24,000	101,435
Nippon Suisan Kaisha Ltd.	32,200	104,434
Nisshin Seifun Group, Inc.	11,006	125,371
Nissin Foods Holdings Co., Ltd.	4,700	173,415
Toyo Suisan Kaisha Ltd.	5,000	119,901
Yokohama Reito Co., Ltd.	16,000	113,730

Total Food		1,350,600

Forest Products & Paper - 0.7%
Hokuetsu Kishu Paper Co., Ltd.	20,500	103,322
Nippon Paper Group, Inc.	7,306	203,353
OJI Paper Co., Ltd.	47,022	232,214

Total Forest Products & Paper		538,889

Gas - 0.9%
Osaka Gas Co., Ltd.	86,014	311,046
Tokyo Gas Co., Ltd.	91,020	416,579

Total Gas		727,625

Hand/Machine Tools - 0.5%
Hitachi Koki Co., Ltd.	10,114	87,207
Makita Corp.	5,724	154,921
SMC Corp.	1,220	165,029

Total Hand/Machine Tools		407,157

Healthcare-Products - 0.2%
Terumo Corp.	2,802	135,524

Home Builders - 0.9%
Daiwa House Industry Co., Ltd.	22,022	200,336
Mitsui Home Co., Ltd.	18,000	86,654
PanaHome Corp.	17,000	101,051
Sekisui Chemical Co., Ltd.	22,008	138,778
Sekisui House Ltd.	17,022	146,963
Token Corp.	2,538	69,896

Total Home Builders		743,678

Home Furnishings - 1.4%
Panasonic Corp.	31,612	400,821
Sharp Corp.	33,002	352,807
Sony Corp.	15,908	428,396

Total Home Furnishings		1,182,024

Household Products/Wares - 0.1%
Kokuyo Co., Ltd.	13,802	114,328

Housewares - 0.1%
Sangetsu Co., Ltd.	5,700	118,973

Insurance - 1.6%
MS&AD Insurance Group Holdings	18,130	393,169
T&D Holdings, Inc.	12,866	279,013

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	19

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2010

Investments	Shares	Value
Tokio Marine Holdings, Inc.	25,824	$686,383

Total Insurance		1,358,565

Internet - 0.8%
Matsui Securities Co., Ltd.	17,602	108,806
Trend Micro, Inc.	8,808	240,182
Yahoo! Japan Corp.	850	342,440

Total Internet		691,428

Iron/Steel - 1.4%
Hitachi Metals Ltd.	11,018	113,056
JFE Holdings, Inc.	5,816	182,715
Kobe Steel Ltd.	63,000	121,743
Nippon Steel Corp.	56,010	187,354
Sumitomo Metal Industries Ltd.	200,002	458,813
Yamato Kogyo Co., Ltd.	3,900	98,503

Total Iron/Steel		1,162,184

Leisure Time - 0.4%
Sega Sammy Holdings, Inc.	13,518	195,842
Yamaha Corp.	14,410	149,165

Total Leisure Time		345,007

Machinery-Construction & Mining - 0.4%
Komatsu Ltd.	16,606	303,633

Machinery-Diversified - 1.6%
Amada Co., Ltd.	17,014	113,440
Daifuku Co., Ltd.	15,500	96,339
Fanuc Ltd.	2,200	252,096
Japan Steel Works Ltd. (The)	12,018	106,884
Kawasaki Heavy Industries Ltd.	46,006	112,818
Kubota Corp.	37,014	287,780
Max Co., Ltd.	10,000	112,781
Mitsubishi Heavy Industries Ltd.	73,016	254,966

Total Machinery-Diversified		1,337,104

Media - 0.2%
Nippon Television Network Corp.	1,226	169,443

Metal Fabricate/Hardware - 0.5%
Hanwa Co., Ltd.	23,000	92,270
Maruichi Steel Tube Ltd.	6,100	117,464
NSK Ltd.	16,000	113,007
NTN Corp.	27,012	112,334

Total Metal Fabricate/Hardware		435,075

Mining - 0.4%
DOWA Holdings Co., Ltd.	22,000	107,402
Sumitomo Metal Mining Co., Ltd.	16,000	202,509

Total Mining		309,911

Miscellaneous Manufacturing - 0.9%
Amano Corp.	13,400	108,575
FUJIFILM Holdings Corp.	8,704	254,559
Konica Minolta Holdings, Inc.	16,500	160,916
Mitsuboshi Belting Co., Ltd.	21,000	92,316
Olympus Corp.	6,600	158,120

Total Miscellaneous Manufacturing		774,486

Office/Business Equipment - 3.4%
Canon, Inc.	63,410	2,386,205
Ricoh Co., Ltd.	33,008	425,609

Total Office/Business Equipment		2,811,814

Oil & Gas - 1.2%
Cosmo Oil Co., Ltd.	61,006	147,534
Idemitsu Kosan Co., Ltd.	1,820	138,212
Showa Shell Sekiyu K.K.(a)	38,022	264,250
TonenGeneral Sekiyu K.K.(a)	47,004	409,008

Total Oil & Gas		959,004

Pharmaceuticals - 9.2%
Alfresa Holdings Corp.	2,300	111,504
Astellas Pharma, Inc.	33,208	1,122,069
Chugai Pharmaceutical Co., Ltd.	19,316	345,763
Daiichi Sankyo Co., Ltd.	44,408	797,929
Dainippon Sumitomo Pharma Co., Ltd.	21,518	165,841
Eisai Co., Ltd.	25,404	848,331
Hisamitsu Pharmaceutical Co., Inc.	4,104	163,715
Kaken Pharmaceutical Co., Ltd.	14,000	139,383
Kyorin Co., Ltd.	9,000	130,489
Kyowa Hakko Kirin Co., Ltd.	20,022	191,418
Medipal Holdings Corp.	9,400	112,388
Miraca Holdings, Inc.	3,500	105,566
Mitsubishi Tanabe Pharma Corp.	21,008	321,447
Shionogi & Co., Ltd.	13,618	283,625
Suzuken Co., Ltd.	4,000	134,524
Takeda Pharmaceutical Co., Ltd.	60,516	2,612,398

Total Pharmaceuticals		7,586,390

Real Estate - 2.1%
Arnest One Corp.	5,000	51,192
Daito Trust Construction Co., Ltd.	8,224	467,473
Mitsubishi Estate Co., Ltd.	21,018	296,186
Mitsui Fudosan Co., Ltd.	24,018	339,547
Nomura Real Estate Holdings, Inc.	12,300	155,957
Sumitomo Real Estate Sales Co., Ltd.	1,912	87,616
Sumitomo Realty & Development Co., Ltd.	11,012	190,025
Tokyo Tatemono Co., Ltd.	25,008	78,283
Tokyu Land Corp.	26,002	92,266

Total Real Estate		1,758,545

Retail - 4.7%
Aeon Co., Ltd.	26,700	285,134
Chiyoda Co., Ltd.	9,900	118,702
Circle K Sunkus Co., Ltd.	9,600	123,784
DCM Japan Holdings Co., Ltd.	17,400	96,153
EDION Corp.	8,700	66,659
FamilyMart Co., Ltd.	5,100	169,212
Fast Retailing Co., Ltd.	2,406	367,602
H2O Retailing Corp.	16,000	104,509
Isetan Mitsukoshi Holdings Ltd.	10,302	101,518
J Front Retailing Co., Ltd.	19,000	92,756
Kasumi Co., Ltd.	19,100	97,561
Kyoto Kimono Yuzen Co., Ltd.	9,100	89,262
Lawson, Inc.	7,700	338,055
Marui Group Co., Ltd.	17,418	118,692
Paris Miki Holdings, Inc.	13,100	99,186
Plenus Co., Ltd.	7,400	113,480
Ryohin Keikaku Co., Ltd.	2,700	108,012
Seven & I Holdings Co., Ltd.	39,408	911,608
Shimamura Co., Ltd.	1,300	118,115
Takashimaya Co., Ltd.	13,000	104,893
UNY Co., Ltd.	13,916	106,937
USS Co., Ltd.	1,882	135,477

Total Retail		3,867,307

Shipbuilding - 0.1%
Mitsui Engineering & Shipbuilding Co., Ltd.	51,020	104,358

Software - 1.4%
IT Holdings Corp.	6,700	80,182
Konami Corp.	10,814	169,011
NEC Mobiling Ltd.	3,400	90,869
Nomura Research Institute Ltd.	11,420	244,299

See Notes to Schedule of Investments.

20	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2010

Investments	Shares	Value
Oracle Corp.	9,124	$450,581
Square Enix Holdings Co., Ltd.	5,202	96,527

Total Software		1,131,469

Storage/Warehousing - 0.1%
Sumitomo Warehouse Co., Ltd. (The)	21,000	98,486

Telecommunications - 10.9%
Denki Kogyo Co., Ltd.	22,000	95,220
Hikari Tsushin, Inc.	5,900	106,546
KDDI Corp.	199	954,633
Nippon Telegraph & Telephone Corp.	86,702	3,566,451
NTT DoCoMo, Inc.	2,820	4,286,247

Total Telecommunications		9,009,097

Textiles - 0.5%
Kuraray Co., Ltd.	12,006	142,731
Toray Industries, Inc.	31,000	149,938
Toyobo Co., Ltd.	59,000	99,345

Total Textiles		392,014

Toys/Games/Hobbies - 0.2%
Namco Bandai Holdings, Inc.	18,406	162,865

Transportation - 3.3%
East Japan Railway Co.	12,412	831,768
Hankyu Hanshin Holdings, Inc.	36,012	159,529
Keio Corp.	23,000	149,452
Kintetsu Corp.	69,018	211,367
Nippon Express Co., Ltd.	56,008	255,071
Nippon Yusen K.K.	36,014	133,084
Nishi-Nippon Railroad Co., Ltd.	35,000	141,598
Odakyu Electric Railway Co., Ltd.	18,008	155,273
Sankyu, Inc.	25,000	100,576
Tobu Railway Co., Ltd.	28,000	151,565
Tokyu Corp.	47,000	192,270
Yamato Holdings Co., Ltd.	16,922	226,226

Total Transportation		2,707,779

TOTAL COMMON STOCKS (Cost: $91,826,275)		84,586,345

EXCHANGE-TRADED FUND - 0.1%
Equity Fund - 0.1%
WisdomTree Japan SmallCap Dividend Fund(b)

(Cost: $93,733)	2,222	87,125

SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $357,458)	357,458	357,458

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
MONEY MARKET FUND - 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d) (Cost: $478,000)(e)	478,000	478,000

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $92,755,466)(f)		85,508,928
Liabilities in Excess of Cash and Other Assets - (3.3)%		(2,732,501)

NET ASSETS - 100.0%		$82,776,427

(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $454,008 and the total market value of the collateral held by the Fund was $478,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	21

Schedule of Investments (unaudited)

WisdomTree World ex-U.S. Growth Fund (DNL)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 96.2%
Argentina - 0.2%
Telecom Argentina S.A., ADR*	2,500	$41,075

Australia - 2.9%
Cochlear Ltd.	1,300	81,607
Energy Resources of Australia Ltd.	3,700	41,565
Leighton Holdings Ltd.	7,300	178,504
MacArthur Coal Ltd.	3,800	38,901
Origin Energy Ltd.	18,177	229,377
Ramsay Health Care Ltd.	5,700	67,644
Wesfarmers Ltd. PPS	4,100	99,702

Total Australia		737,300

Belgium - 1.3%
Anheuser-Busch InBev N.V.	7,000	340,743

Brazil - 7.3%
Banco do Brasil S.A.	67,900	941,371
Cia de Bebidas das Americas	5,349	464,124
Cia de Concessoes Rodoviarias	7,800	160,111
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	5,500	59,928
Lojas Renner S.A.	2,000	54,824
Natura Cosmeticos S.A.	7,500	166,435
Sul America S.A.	3,000	71,318

Total Brazil		1,918,111

Canada - 2.1%
Canadian Imperial Bank of Commerce	7,100	441,908
Pembina Pipeline Income Fund	6,900	115,969

Total Canada		557,877

China - 2.0%
Byd Co., Ltd. Class H	6,800	50,910
China Life Insurance Co., Ltd. Class H	69,100	307,470
China Shenhua Energy Co., Ltd. Class H	28,000	102,476
Dongfeng Motor Group Co., Ltd. Class H	51,100	60,240

Total China		521,096

Denmark - 1.7%
FLSmidth & Co. A/S	800	52,159
Novo Nordisk A/S Class B	4,800	389,992

Total Denmark		442,151

Finland - 1.4%
Kone Oyj Class B	4,901	196,666
Metso Oyj	2,000	64,969
Wartsila Oyj	2,250	103,268

Total Finland		364,903

France - 2.5%
Bureau Veritas S.A.	1,746	95,192
Cie Generale d’Optique Essilor International S.A.	2,250	134,990
Eutelsat Communications	4,700	158,664
Pernod-Ricard S.A.	1,550	121,472
Societe BIC S.A.	1,150	81,940
Zodiac Aerospace	1,300	63,607

Total France		655,865

Germany - 6.7%
Fresenius Medical Care AG & Co. KGaA	2,650	143,878
Henkel AG & Co. KGaA	2,250	92,561
Muenchener Rueckversicherungs AG	4,950	626,637
Siemens AG	9,150	829,604
Symrise AG	2,800	58,459

Total Germany		1,751,139

Hong Kong - 4.2%
Beijing Enterprises Holdings Ltd.	10,100	66,212
China Overseas Land & Investment Ltd.	53,100	100,102
China Resources Power Holdings Co., Ltd.	52,800	120,420
Fushan International Energy Group Ltd.	120,800	68,877
Industrial & Commercial Bank of China Asia Ltd.	27,700	73,811
Sino Land Co., Ltd.	68,000	122,602
Sun Hung Kai Properties Ltd.	27,000	372,382
Wharf Holdings Ltd.	33,000	161,670

Total Hong Kong		1,086,076

Indonesia - 4.3%
Astra International Tbk PT	32,100	171,035
Bank Central Asia Tbk PT	193,400	126,942
Bank Danamon Indonesia TbK PT	75,800	45,154
Bank Mandiri Tbk PT	165,100	109,277
Bank Rakyat Indonesia	120,500	123,624
Indo Tambangraya Megah PT	27,700	113,520
Perusahaan Gas Negara PT	168,900	72,200
Semen Gresik Persero TbK PT	83,000	80,116
Tambang Batubara Bukit Asam TbK PT	37,400	71,169
Unilever Indonesia Tbk PT	65,800	123,398
United Tractors TbK PT	31,400	64,948

Total Indonesia		1,101,383

Italy - 0.8%
Mediolanum SpA	18,700	73,928
Saipem SpA	4,400	135,979

Total Italy		209,907

Japan - 1.4%
Fast Retailing Co., Ltd.	700	106,950
Mitsubishi Tanabe Pharma Corp.	7,000	107,108
Mitsui & Co., Ltd.	12,000	142,932

Total Japan		356,990

Malaysia - 0.5%
CIMB Group Holdings Bhd	65,000	140,541

Mexico - 4.4%
America Movil S.A.B de CV Series L	121,200	287,846
Coca-Cola Femsa S.A.B de CV Series L	15,000	94,452
Fomento Economico Mexicano S.A.B de CV	19,500	84,602
Grupo Mexico S.A.B de C.V. Series B	51,800	123,425
Grupo Modelo S.A.B de CV Series C	44,400	220,546
Telmex Internacional S.A.B de CV Class L	119,300	106,944
Wal-Mart de Mexico S.A.B de CV Series V	93,800	208,575

Total Mexico		1,126,390

Netherlands - 0.9%
Koninklijke Boskalis Westminster N.V.	1,600	62,921
Reed Elsevier N.V.	14,600	163,116

Total Netherlands		226,037

Norway - 0.2%
Aker Solutions ASA	5,200	60,171

Poland - 0.8%
Bank Zachodni WBK S.A.	1,000	57,386
Powszechna Kasa Oszczednosci Bank Polski S.A.	14,500	156,500

Total Poland		213,886

Portugal - 1.3%
Jeronimo Martins, SGPS, S.A.	9,300	85,892

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	22

Schedule of Investments (unaudited)(continued)

WisdomTree World ex-U.S. Growth Fund (DNL)

June 30, 2010

Investments	Shares	Value
Portugal Telecom, SGPS, S.A.	27,400	$274,539

Total Portugal		360,431

Russia - 0.2%
Novorossiysk Commercial Sea Port PJSC, Reg S, GDR*	3,900	42,900

Singapore - 2.1%
Great Eastern Holdings Ltd.	4,000	49,796
Jardine Cycle & Carriage Ltd.	5,000	107,442
Keppel Corp., Ltd.	34,000	207,249
SembCorp Marine Ltd.	41,000	113,359
Yangzijiang Shipbuilding Holdings Ltd.	67,000	64,787

Total Singapore		542,633

South Africa - 2.7%
FirstRand Ltd.	80,700	190,123
Kumba Iron Ore Ltd.	6,598	274,600
Massmart Holdings Ltd.	4,100	63,111
Shoprite Holdings Ltd.	8,772	94,806
Truworths International Ltd.	10,100	70,660

Total South Africa		693,300

South Korea - 4.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,200	49,101
Hyundai Heavy Industries Co., Ltd.	600	115,388
Hyundai Mobis	400	67,760
Hyundai Motor Co.	1,000	118,252
LG Chem Ltd.	456	115,496
LG Display Co., Ltd.	2,500	83,881
LG Electronics, Inc.	1,400	107,695
Samsung Electronics Co., Ltd.	700	443,384
Samsung Engineering Co., Ltd.	500	46,851
Woori Finance Holdings Co., Ltd.	3,200	38,234

Total South Korea		1,186,042

Spain - 3.5%
Criteria Caixacorp S.A.	107,600	442,977
Inditex S.A.	7,031	405,509
Tecnicas Reunidas S.A.	1,300	59,817

Total Spain		908,303

Sweden - 0.8%
Assa Abloy AB Class B	4,833	97,629
Tele2 AB Class B	6,200	93,374

Total Sweden		191,003

Switzerland - 4.2%
Schindler Holding AG Participating Shares	1,600	135,615
Zurich Financial Services AG	4,300	955,024

Total Switzerland		1,090,639

Taiwan - 1.3%
Compal Electronics, Inc.	74,000	89,012
Formosa Chemicals & Fibre Corp.	38,000	87,634
Mediatek, Inc.	13,000	183,076

Total Taiwan		359,722

Thailand - 1.7%
Banpu PCL	3,300	61,741
Charoen Pokphand Foods PCL	153,500	96,204
CP ALL PCL	78,200	69,412
Kasikornbank PCL	27,600	77,329
Siam Cement PCL	16,400	132,658

Total Thailand		437,344

Turkey - 3.6%
Akbank TAS	29,248	141,321
Anadolu EFES Biracilik VE Malt Sanayii A.S.	4,800	56,390
Bim Birlesik Magazalar A.S.	2,200	61,140
Bsh Ev Aletleri Sanayi VE Ticaret A.S.	500	38,213
KOC Holding A.S.	29,300	99,934
Migros Ticaret A.S	3,500	61,345
Turkiye Garanti Bankasi A.S.	40,500	170,109
Turkiye Halk Bankasi A.S.	11,800	87,946
Turkiye Is Bankasi Class C	70,100	219,166

Total Turkey		935,564

United Kingdom - 24.5%
Admiral Group PLC	6,475	136,493
Amlin PLC	15,841	91,907
Associated British Foods PLC	10,600	154,543
AstraZeneca PLC	32,733	1,551,917
Compass Group PLC	23,621	180,937
Fresnillo PLC	6,100	89,391
GlaxoSmithKline PLC	129,500	2,214,503
Hargreaves Lansdown PLC	15,500	78,473
IMI PLC	6,300	64,800
Inmarsat PLC	7,705	82,364
Investec PLC	8,215	55,750
Pearson PLC	16,105	213,961
Reckitt Benckiser Group PLC	10,835	507,705
Reed Elsevier PLC	25,400	189,624
SABMiller PLC	15,028	424,711
Sage Group PLC (The)	27,400	94,940
Smith & Nephew PLC	8,509	80,901
Smiths Group PLC	7,700	123,494
Vedanta Resources PLC	2,200	69,943

Total United Kingdom		6,406,357

TOTAL COMMON STOCKS (Cost: $24,794,837)		25,005,879

EXCHANGE-TRADED FUNDS - 3.3%
United States - 3.3%
WisdomTree DEFA Fund(a)	2,040	77,887
WisdomTree Emerging Markets Equity Income Fund(a)	1,280	58,291
WisdomTree India Earnings Fund(a)(b)	31,474	716,034
TOTAL EXCHANGE-TRADED FUNDS (Cost: $842,070)		852,212

WARRANTS - 0.0%
Hong Kong - 0.0%
Henderson Land Development Co., Ltd., expiring 6/01/11*
(Cost: $0)	2,800	474

TOTAL LONG-TERM INVESTMENTS (Cost: $25,636,907)		25,858,565

MONEY MARKET FUND - 0.4%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $115,539)	115,539	115,539

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%
MONEY MARKET FUND - 2.7%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $694,000)(e)	694,000	694,000

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	23

Schedule of Investments (unaudited)(concluded)

WisdomTree World ex-U.S. Growth Fund (DNL)

June 30, 2010

Investments	Shares	Value
TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $26,446,446)(f)		$26,668,104
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.6)%		(675,995)

NET ASSETS - 100.0%		$25,992,109

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PPS - Price Protected Shares

*	Non-income producing security.
(a)	Affiliated companies (See Note 4).
(b)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $674,544 and the total market value of the collateral held by the Fund was $694,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

24	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.6%
Advertising - 0.6%
Asatsu-DK, Inc.	14,100	$361,543
Moshi Moshi Hotline, Inc.	23,350	513,758

Total Advertising		875,301

Agriculture - 0.3%
Hokuto Corp.	25,600	507,429

Apparel - 2.1%
Atsugi Co., Ltd.	306,000	366,550
Gunze Ltd.	148,000	468,301
Japan Wool Textile Co., Ltd. (The)	87,000	592,847
Onward Holdings Co., Ltd.(a)	135,000	1,077,071
Sanyo Shokai Ltd.	173,000	639,293

Total Apparel		3,144,062

Auto Manufacturers - 1.1%
Kanto Auto Works Ltd.	32,900	244,268
Nissan Shatai Co., Ltd.	66,000	437,066
Shinmaywa Industries Ltd.	108,000	399,096
Toyota Auto Body Co., Ltd.	41,100	520,195

Total Auto Manufacturers		1,600,625

Auto Parts & Equipment - 2.8%
Aisan Industry Co., Ltd.	34,800	255,622
Exedy Corp.	19,300	500,330
FCC Co., Ltd.	20,300	382,876
Keihin Corp.	21,900	383,355
Musashi Seimitsu Industry Co., Ltd.	11,400	243,485
Nifco, Inc.	22,000	459,442
Nissin Kogyo Co., Ltd.	19,500	287,354
Riken Corp.	67,000	233,959
TS Tech Co., Ltd.	21,000	332,716
Unipres Corp.	17,800	280,608
Yokohama Rubber Co., Ltd. (The)	178,000	810,645

Total Auto Parts & Equipment		4,170,392

Banks - 9.3%
Akita Bank Ltd. (The)	126,000	439,982
Aomori Bank Ltd. (The)	159,000	388,112
Awa Bank Ltd. (The)	78,000	483,919
Bank of Nagoya Ltd. (The)	119,000	426,297
Bank of Saga Ltd. (The)	141,000	434,998
Daishi Bank Ltd. (The)	231,000	762,256
Fukui Bank Ltd. (The)	145,000	486,665
Higo Bank Ltd. (The)	85,000	472,596
Hokkoku Bank Ltd. (The)	176,000	656,345
Hokuetsu Bank Ltd. (The)	321,000	540,502
Hyakugo Bank Ltd. (The)	118,000	510,724
Hyakujushi Bank Ltd. (The)	104,000	386,665
Juroku Bank Ltd. (The)	189,000	674,924
Kagoshima Bank Ltd. (The)	65,000	421,630
Keiyo Bank Ltd. (The)	115,000	604,306
Kiyo Holdings, Inc.	486,000	664,550
Mie Bank Ltd. (The)	105,000	301,390
Miyazaki Bank Ltd. (The)	111,000	316,103
Musashino Bank Ltd. (The)	18,600	537,674
Ogaki Kyoritsu Bank Ltd. (The)	210,000	647,870
Oita Bank Ltd. (The)	92,000	313,979
San-In Godo Bank Ltd. (The)	47,000	363,826
Shiga Bank Ltd. (The)	78,000	455,712
Shikoku Bank Ltd. (The)	100,000	325,460
Tochigi Bank Ltd. (The)	71,000	309,707
Toho Bank Ltd. (The)	137,000	450,525
Tokyo Tomin Bank Ltd. (The)	48,400	554,612
Yamagata Bank Ltd. (The)	79,000	374,958
Yamanashi Chuo Bank Ltd. (The)	93,000	382,552

Total Banks		13,688,839

Beverages - 1.8%
Coca-Cola Central Japan Co., Ltd.	43,000	552,989
Ito En Ltd.	56,000	860,662
Mercian Corp.	201,000	338,445
Mikuni Coca-Cola Bottling Co., Ltd.	58,100	464,853
Takara Holdings, Inc.	85,000	433,213

Total Beverages		2,650,162

Building Materials - 2.1%
Central Glass Co., Ltd.	98,000	392,044
Daiken Corp.	110,000	262,290
Fujitec Co., Ltd.	53,000	274,314
Nichias Corp.	77,000	311,515
Sanwa Holdings Corp.	249,000	759,747
Sumitomo Osaka Cement Co., Ltd.	215,000	413,041
Takara Standard Co., Ltd.	103,000	646,005

Total Building Materials		3,058,956

Chemicals - 7.4%
ADEKA Corp.	54,400	515,782
Aica Kogyo Co., Ltd.	59,000	628,738
Chugoku Marine Paints Ltd.	41,000	284,484
DIC Corp.	483,000	753,238
Earth Chemical Co., Ltd.	18,000	545,757
Fujimi, Inc.	22,500	326,477
Hodogaya Chemical Co., Ltd.	71,000	246,322
Lintec Corp.	22,800	415,599
Nihon Parkerizing Co., Ltd.	33,000	433,710
Nippon Kayaku Co., Ltd.	112,000	968,245
Nippon Soda Co., Ltd.	100,000	333,371
Nippon Synthetic Chemical Industry Co., Ltd. (The)	46,000	268,234
NOF Corp.	106,000	424,048
Sanyo Chemical Industries Ltd.	76,000	492,982
Sumitomo Bakelite Co., Ltd.	124,000	613,764
Sumitomo Seika Chemicals Co., Ltd.	81,000	295,660
T. Hasegawa Co., Ltd.	20,600	318,929
Taiyo Ink Manufacturing Co., Ltd.	26,700	706,046
Toagosei Co., Ltd.	94,000	420,658
Tokai Carbon Co., Ltd.	87,000	412,928
Tokyo Ohka Kogyo Co., Ltd.	21,800	371,011
Toyo Ink Manufacturing Co., Ltd.	186,000	720,963
Zeon Corp.	62,000	366,437

Total Chemicals		10,863,383

Commercial Services - 2.3%
Daiseki Co., Ltd.	11,200	234,783
Nichii Gakkan Co.	29,400	266,125
Park24 Co., Ltd.	113,800	1,229,436
Sohgo Security Services Co., Ltd.	61,100	622,807
TKC Corp.	17,000	299,695
Toppan Forms Co., Ltd.	79,400	768,069

Total Commercial Services		3,420,915

Computers - 1.1%
DTS Corp.	27,700	339,637
Ines Corp.	32,000	216,974
NEC Fielding Ltd.	46,900	573,993
NS Solutions Corp.	28,400	559,399

Total Computers		1,690,003

Cosmetics/Personal Care - 2.0%
Fancl Corp.	43,400	617,478
Kose Corp.	27,900	659,586
Lion Corp.(a)	154,000	797,062

See Notes to Schedule of Investments.

25	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2010

Investments	Shares	Value
Mandom Corp.	17,600	$481,121
Pigeon Corp.	11,600	431,280

Total Cosmetics/Personal Care		2,986,527

Distribution/Wholesale - 3.0%
Ai Holdings Corp.	117,300	392,370
Inaba Denki Sangyo Co., Ltd.	19,500	458,798
Inabata & Co., Ltd.	58,300	265,509
Itochu Enex Co., Ltd.	105,400	546,713
Iwatani Corp.	159,000	442,016
Matsuda Sangyo Co., Ltd.	18,000	294,135
Nagase & Co., Ltd.	51,000	533,687
Ryoden Trading Co., Ltd.	81,000	447,610
San-Ai Oil Co., Ltd.	64,000	243,010
Sinanen Co., Ltd.	121,000	503,198
Yamazen Corp.	69,500	314,160

Total Distribution/Wholesale		4,441,206

Diversified Financial Services - 1.9%
Century Tokyo Leasing Corp.	70,755	865,148
Ichiyoshi Securities Co., Ltd.	57,800	388,643
Okasan Securities Group, Inc.	118,000	464,052
Tokai Tokyo Financial Holdings, Inc.	258,000	1,026,285

Total Diversified Financial Services		2,744,128

Electric - 0.3%
Okinawa Electric Power Co., Inc. (The)	7,300	370,816

Electrical Components & Equipment - 0.8%
Hitachi Cable Ltd.	184,000	492,801
Nippon Signal Co., Ltd. (The)	40,200	279,842
Toshiba TEC Corp.	135,000	442,423

Total Electrical Components & Equipment		1,215,066

Electronics - 4.5%
Eizo Nanao Corp.	22,300	487,883
Idec Corp.	47,100	398,665
Japan Aviation Electronics Industry Ltd.	36,000	229,043
Kaga Electronics Co., Ltd.	44,700	452,102
Kuroda Electric Co., Ltd.	22,800	299,397
Mitsumi Electric Co., Ltd.	38,800	670,417
Nichicon Corp.	27,900	343,351
Nidec Copal Corp.	24,300	350,673
Nissha Printing Co., Ltd.(a)	17,100	463,974
Ryosan Co., Ltd.	29,300	718,511
Sanshin Electronics Co., Ltd.	38,200	324,197
Sato Corp.	33,400	404,997
SMK Corp.	55,000	243,643
Star Micronics Co., Ltd.	43,500	455,696
Toyo Corp.	42,600	432,788
Ulvac, Inc.	19,000	373,602

Total Electronics		6,648,939

Engineering & Construction - 6.3%
COMSYS Holdings Corp.	76,900	695,220
Japan Airport Terminal Co., Ltd.	25,800	383,982
Kandenko Co., Ltd.	126,000	750,390
Kyowa Exeo Corp.	75,200	667,954
Maeda Corp.	140,000	368,629
Maeda Road Construction Co., Ltd.	67,000	548,932
NEC Networks & System Integration Corp.	28,300	354,030
Nippo Corp.	54,000	404,588
Nippon Road Co., Ltd. (The)	148,000	314,431
Nishimatsu Construction Co., Ltd.	256,000	306,656
Okumura Corp.	159,000	585,761
Sanki Engineering Co., Ltd.	56,000	417,674
Shinko Plantech Co., Ltd.	40,700	363,812
SHO-BOND Holdings Co., Ltd.	19,000	383,908
Taihei Kogyo Co., Ltd.	90,000	291,897
Taikisha Ltd.	27,400	433,186
Takasago Thermal Engineering Co., Ltd.	73,700	625,480
Toda Corp.	185,000	602,102
Toshiba Plant Systems & Services Corp.	32,000	402,848
Toyo Engineering Corp.	128,000	374,641

Total Engineering & Construction		9,276,121

Entertainment - 1.2%
Avex Group Holdings, Inc.	44,200	554,935
Mars Engineering Corp.	24,300	411,911
Toei Co., Ltd.	84,000	370,211
Tokyotokeiba Co., Ltd.	267,000	374,144

Total Entertainment		1,711,201

Environmental Control - 0.5%
Asahi Holdings, Inc.	12,000	264,437
Hitachi Zosen Corp.	322,500	437,337

Total Environmental Control		701,774

Food - 5.9%
Ariake Japan Co., Ltd.	29,400	464,141
Ezaki Glico Co., Ltd.	53,000	644,457
Fuji Oil Co., Ltd.	28,900	427,834
House Foods Corp.	25,000	368,403
J-Oil Mills, Inc.	136,000	405,741
Kato Sangyo Co., Ltd.	23,600	368,575
Marudai Food Co., Ltd.	112,000	331,608
Maruha Nichiro Holdings, Inc.	257,000	394,983
MEGMILK SNOW BRAND Co., Ltd.	26,026	472,050
Mitsui Sugar Co., Ltd.	100,000	344,672
Morinaga & Co., Ltd.	265,000	604,927
Morinaga Milk Industry Co., Ltd.	124,000	483,444
Nichirei Corp.	170,000	718,499
Nippon Beet Sugar Manufacturing Co., Ltd.	155,000	360,832
Nippon Flour Mills Co., Ltd.	104,000	520,646
Nippon Suisan Kaisha Ltd.	230,100	746,284
Nisshin Oillio Group Ltd. (The)	98,000	480,642
Yokohama Reito Co., Ltd.	69,000	490,462

Total Food		8,628,200

Forest Products & Paper - 1.1%
Chuetsu Pulp & Paper Co., Ltd.	145,000	276,924
Daio Paper Corp.	51,000	393,638
Hokuetsu Kishu Paper Co., Ltd.	128,000	645,135
Mitsubishi Paper Mills Ltd.*	258,000	300,305

Total Forest Products & Paper		1,616,002

Gas - 0.7%
Saibu Gas Co., Ltd.	290,000	816,024
Shizuoka Gas Co., Ltd.	38,000	259,374

Total Gas		1,075,398

Hand/Machine Tools - 0.7%
Hitachi Koki Co., Ltd.	80,100	690,657
Union Tool Co.	10,900	278,382

Total Hand/Machine Tools		969,039

Healthcare-Products - 1.3%
Hogy Medical Co., Ltd.	8,200	398,926
Nihon Kohden Corp.	20,000	374,280
Nipro Corp.	38,300	734,058
Paramount Bed Co., Ltd.	18,000	413,945

Total Healthcare-Products		1,921,209

Home Builders - 1.1%
Mitsui Home Co., Ltd.	94,000	452,526
PanaHome Corp.	123,000	731,133

See Notes to Schedule of Investments.

26	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2010

Investments	Shares	Value
Token Corp.	16,370	$450,827

Total Home Builders		1,634,486

Home Furnishings - 1.1%
Canon Electronics, Inc.	21,600	492,584
Foster Electric Co., Ltd.	11,800	309,102
Nidec Sankyo Corp.	53,000	404,283
Noritz Corp.	23,800	391,870

Total Home Furnishings		1,597,839

Household Products/Wares - 0.4%
Kokuyo Co., Ltd.	74,000	612,973

Housewares - 0.7%
Noritake Co., Ltd.	93,000	314,239
Sangetsu Co., Ltd.	36,900	770,192

Total Housewares		1,084,431

Internet - 0.3%
Kabu.com Securities Co., Ltd.	100,000	473,500

Iron/Steel - 1.2%
Aichi Steel Corp.	137,000	541,869
Kyoei Steel Ltd.	35,900	589,881
Yodogawa Steel Works Ltd.	158,000	653,498

Total Iron/Steel		1,785,248

Leisure Time - 0.9%
Mizuno Corp.	123,000	549,045
Round One Corp.	68,800	380,970
Tokyo Dome Corp.	133,000	347,192

Total Leisure Time		1,277,207

Lodging - 0.4%
Resorttrust, Inc.	37,860	538,657

Machinery-Construction & Mining - 0.6%
Aichi Corp.	77,300	315,350
Modec, Inc.	17,500	243,445
Tadano Ltd.	67,000	332,388

Total Machinery-Construction & Mining		891,183

Machinery-Diversified - 2.6%
Chugai Ro Co., Ltd.	128,000	332,693
Daifuku Co., Ltd.	97,000	602,893
Daihen Corp.	71,000	292,858
Hisaka Works Ltd.	29,000	295,276
Komori Corp.	42,400	412,069
Max Co., Ltd.	32,000	360,900
Miura Co., Ltd.	20,600	472,108
Sintokogio Ltd.	35,300	269,268
Toshiba Machine Co., Ltd.	61,000	249,542
Toyo Kanetsu K.K.	179,000	275,104
Tsubakimoto Chain Co.	75,000	305,119

Total Machinery-Diversified		3,867,830

Metal Fabricate/Hardware - 1.4%
Hanwa Co., Ltd.	163,000	653,916
JFE Shoji Holdings, Inc.	67,000	265,759
Kitz Corp.	63,000	300,441
Oiles Corp.	20,352	303,129
Onoken Co., Ltd.	27,100	239,181
Toho Zinc Co., Ltd.	79,000	282,111

Total Metal Fabricate/Hardware		2,044,537

Mining - 0.3%
Pacific Metals Co., Ltd.	71,000	485,422

Miscellaneous Manufacturing - 2.1%
Amano Corp.	75,300	610,126
Bando Chemical Industries Ltd.	93,000	297,423
KUREHA Corp.	101,000	490,790
Nikkiso Co., Ltd.	35,000	281,614
Sekisui Plastics Co., Ltd.	71,000	333,778
Shin-Etsu Polymer Co., Ltd.	48,800	291,730
Tamron Co., Ltd.	25,800	372,612
Tokai Rubber Industries, Inc.	29,500	354,040

Total Miscellaneous Manufacturing		3,032,113

Office Furnishings - 0.3%
Okamura Corp.	64,000	370,302

Office/Business Equipment - 0.2%
Uchida Yoko Co., Ltd.	101,000	319,584

Oil & Gas - 0.2%
AOC Holdings, Inc.*	63,000	322,511

Packaging & Containers - 0.7%
Nihon Yamamura Glass Co., Ltd.	147,000	397,028
Rengo Co., Ltd.	103,000	652,989

Total Packaging & Containers		1,050,017

Pharmaceuticals - 2.8%
Kaken Pharmaceutical Co., Ltd.	91,000	905,989
Kyorin Co., Ltd.	62,000	898,926
Mochida Pharmaceutical Co., Ltd.	83,000	794,451
Nippon Shinyaku Co., Ltd.	39,000	445,135
Sawai Pharmaceutical Co., Ltd.	3,800	364,584
Seikagaku Corp.	35,600	365,696
Toho Holdings Co., Ltd.	17,600	280,439

Total Pharmaceuticals		4,055,220

Real Estate - 1.3%
Arnest One Corp.	45,300	463,802
Goldcrest Co., Ltd.	21,950	384,478
Hulic Co., Ltd.	43,300	328,824
Sumitomo Real Estate Sales Co., Ltd.	16,520	757,019

Total Real Estate		1,934,123

Retail - 10.7%
Alpen Co., Ltd.	23,700	375,226
AOKI Holdings, Inc.	31,300	488,830
Arcs Co., Ltd.	37,110	501,985
ASKUL Corp.(a)	19,900	338,001
Belluna Co., Ltd.	72,300	343,975
Chiyoda Co., Ltd.	52,700	631,876
Circle K Sunkus Co., Ltd.	66,700	860,037
Culture Convenience Club Co., Ltd.	97,100	456,476
DCM Japan Holdings Co., Ltd.	117,400	648,758
Doutor Nichires Holdings Co., Ltd.	28,600	386,224
EDION Corp.	65,500	501,853
H2O Retailing Corp.	106,000	692,372
Heiwado Co., Ltd.	38,000	464,211
Izumiya Co., Ltd.	78,000	338,479
Joshin Denki Co., Ltd.	26,000	263,849
Komeri Co., Ltd.	21,400	483,429
K’s Holdings Corp.	18,020	370,826
Matsumotokiyoshi Holdings Co., Ltd.	22,400	481,971
Ministop Co., Ltd.	31,100	432,286
Nishimatsuya Chain Co., Ltd.	35,300	328,307
Parco Co., Ltd.	53,100	402,045
Plenus Co., Ltd.	42,400	650,207
Point, Inc.	11,740	647,431
Ryohin Keikaku Co., Ltd.	20,000	800,090
Shimachu Co., Ltd.	25,000	458,526
Tsuruha Holdings, Inc.	11,700	416,488
United Arrows Ltd.	30,600	361,709

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	27

Schedule of Investments (unaudited)(concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2010

Investments	Shares	Value
UNY Co., Ltd.	111,000	$852,978
Valor Co., Ltd.	56,400	438,504
WATAMI Co., Ltd.(a)	19,120	358,676
Xebio Co., Ltd.	23,300	440,249
Zensho Co., Ltd.(a)	45,400	433,529

Total Retail		15,649,403

Semiconductors - 0.2%
Megachips Corp.	18,600	280,398

Shipbuilding - 0.2%
Sasebo Heavy Industries Co., Ltd.	139,000	260,753

Software - 2.2%
Capcom Co., Ltd.	35,000	569,556
IT Holdings Corp.	53,800	643,849
Nihon Unisys Ltd.	41,800	306,096
NSD Co., Ltd.	43,100	493,880
Sumisho Computer Systems Corp.	35,300	493,059
Tecmo Koei Holdings Co., Ltd.	46,800	308,862
Zenrin Co., Ltd.	34,600	378,492

Total Software		3,193,794

Storage/Warehousing - 0.7%
Mitsui-Soko Co., Ltd.	121,000	441,666
Sumitomo Warehouse Co., Ltd. (The)	121,000	567,465

Total Storage/Warehousing		1,009,131

Telecommunications - 1.3%
Daimei Telecom Engineering Corp.	43,600	346,868
Denki Kogyo Co., Ltd.	69,000	298,644
Hikari Tsushin, Inc.(a)	49,200	888,480
Hitachi Kokusai Electric, Inc.	39,000	314,239

Total Telecommunications		1,848,231

Textiles - 1.2%
Kurabo Industries Ltd.	281,000	435,044
Nitto Boseki Co., Ltd.	129,000	287,185
Seiren Co., Ltd.	64,800	344,174
Toyobo Co., Ltd.	414,000	697,096

Total Textiles		1,763,499

Toys/Games/Hobbies - 0.3%
Tomy Co., Ltd.	51,700	395,535

Transportation - 3.1%
Fukuyama Transporting Co., Ltd.	131,000	609,922
Hitachi Transport System Ltd.	40,100	588,653
Iino Kaiun Kaisha Ltd.	80,900	411,402
Kintetsu World Express, Inc.	12,000	303,899
Nippon Konpo Unyu Soko Co., Ltd.	44,000	515,131
Nishi-Nippon Railroad Co., Ltd.	81,000	327,698
Sankyu, Inc.	182,000	732,196
Seino Holdings Corp.	83,000	575,907
Senko Co., Ltd.	135,000	416,488

Total Transportation		4,481,296

TOTAL COMMON STOCKS (Cost: $155,191,263)		146,234,916

EXCHANGE-TRADED FUND - 0.2%
Equity Fund - 0.2%
WisdomTree Japan Hedged Equity Fund(b)
(Cost: $328,205)	7,713	274,907

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $291,435)	291,435	$291,435

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
MONEY MARKET FUND - 2.0%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $2,920,000)(e)	2,920,000	2,920,000

TOTAL INVESTMENTS IN SECURITIES - 102.0% (Cost: $158,730,903)(f)		149,721,258
Liabilities in Excess of Foreign Currency and Other Assets - (2.0)%		(2,990,923)

NET ASSETS - 100.0%		$146,730,335

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $2,515,452 and the total market value of the collateral held by the Fund was $2,920,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

28	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.6%
Australia - 58.6%
AGL Energy Ltd.	30,390	$377,333
Amalgamated Holdings Ltd.	21,387	102,968
Amcor Ltd.	66,849	360,240
AMP Ltd.	139,503	613,901
Australia & New Zealand Banking Group Ltd.	167,152	3,051,007
Automotive Holdings Group	60,956	115,845
AXA Asia Pacific Holdings Ltd.	78,575	363,035
Bank of Queensland Ltd.	20,846	184,351
Bendigo and Adelaide Bank Ltd.	30,038	207,540
BHP Billiton Ltd.	115,924	3,686,509
Brambles Ltd.	75,330	347,406
Caltex Australia Ltd.	18,556	147,956
Coca-Cola Amatil Ltd.	45,319	457,813
Cochlear Ltd.	3,348	210,169
Commonwealth Bank of Australia	90,415	3,714,591
Computershare Ltd.	25,957	232,620
Consolidated Media Holdings Ltd.	87,052	233,821
Cromwell Group	266,139	156,232
Crown Ltd.	53,387	350,375
CSL Ltd.	14,682	404,030
CSR Ltd.	227,456	322,763
David Jones Ltd.	67,725	246,549
DUET Group(a)	146,324	199,602
Energy Resources of Australia Ltd.	12,547	140,951
Foster’s Group Ltd.	134,844	643,512
Goodman Fielder Ltd.	168,697	191,649
GWA International Ltd.	65,102	165,515
Harvey Norman Holdings Ltd.	79,818	223,155
Insurance Australia Group Ltd.	134,865	388,446
Kingsgate Consolidated Ltd.	11,332	90,643
Leighton Holdings Ltd.	18,943	463,206
Lend Lease Group(a)	46,714	289,220
MacArthur Coal Ltd.	14,673	150,210
Macquarie Group Ltd.	15,782	494,820
Metcash Ltd.	81,288	287,685
Monadelphous Group Ltd.	17,772	191,242
National Australia Bank Ltd.	158,502	3,116,697
Navitas Ltd.	51,221	201,609
New Hope Corp., Ltd.	49,421	184,506
OneSteel Ltd.	75,042	188,885
Orica Ltd.	18,245	388,348
Origin Energy Ltd.	46,797	590,535
Orotongroup Ltd.	16,368	92,353
Platinum Asset Management Ltd.	51,608	204,005
Primary Health Care Ltd.	53,402	160,577
QBE Insurance Group Ltd.	70,727	1,087,260
Rio Tinto Ltd.	7,282	410,009
Santos Ltd.	39,167	416,838
Sonic Healthcare Ltd.	31,081	273,814
SP AusNet(a)	371,011	239,731
Spark Infrastructure Group(b)	209,346	202,464
Suncorp-Metway Ltd.	78,635	534,009
TABCORP Holdings Ltd.	86,783	463,997
Tatts Group Ltd.	204,512	386,940
Telstra Corp., Ltd.	1,500,588	4,119,284
Toll Holdings Ltd.	56,922	263,474
Transurban Group(a)	81,818	293,016
UGL Ltd.	20,322	232,585
Wesfarmers Ltd.	71,645	1,733,754
West Australian Newspapers Holdings Ltd.	32,274	178,282
Westpac Banking Corp.	221,388	3,969,913
Woodside Petroleum Ltd.	25,872	914,321
Woolworths Ltd.	67,372	1,537,594
WorleyParsons Ltd.	15,760	295,653

Total Australia		42,487,363

Hong Kong - 28.2%
Bank of East Asia Ltd.	61,600	224,262
BOC Hong Kong Holdings Ltd.	502,500	1,152,495
Cheung Kong (Holdings) Ltd.	72,015	836,013
China Merchants Holdings International Co., Ltd.	74,339	247,728
China Mobile Ltd.	665,413	6,682,200
China Overseas Land & Investment Ltd.	131,707	248,288
China Resources Enterprise Ltd.	54,009	200,787
China Resources Power Holdings Co., Ltd.	122,500	279,383
China Unicom Hong Kong Ltd.(c)	438,777	593,890
Citic Pacific Ltd.	127,100	237,971
CLP Holdings Ltd.	108,531	786,754
CNOOC Ltd.	1,252,740	2,152,477
Denway Motors Ltd.	296,800	140,641
Fushan International Energy Group Ltd.	316,000	180,174
Hang Seng Bank Ltd.	89,527	1,202,561
Hong Kong & China Gas Co., Ltd.	145,892	362,334
Hong Kong Exchanges and Clearing Ltd.	38,604	607,777
Hongkong Electric Holdings Ltd.	100,525	599,627
Hutchison Whampoa Ltd.	159,000	986,202
Industrial & Commercial Bank of China Asia Ltd.	72,000	191,855
MTR Corp.	134,030	458,692
New World Development Ltd.	144,022	236,364
Shanghai Industrial Holdings Ltd.	51,006	204,033
Sino Land Co., Ltd.	176,022	317,362
Sun Hung Kai Properties Ltd.	63,000	868,893
Wharf Holdings Ltd.	87,017	426,305

Total Hong Kong		20,425,068

New Zealand - 1.4%
Auckland International Airport Ltd.	248,315	319,310
Telecom Corp. of New Zealand Ltd.	309,055	401,666
Vector Ltd.	179,242	266,232

Total New Zealand		987,208

Singapore - 11.4%
CapitaLand Ltd.	138,000	355,848
DBS Group Holdings Ltd.	88,000	862,288
Fraser and Neave Ltd.	79,070	291,677
Jardine Cycle & Carriage Ltd.	14,250	306,210
Keppel Corp., Ltd.	83,000	505,931
K-Green Trust*	20,800	15,644
Oversea-Chinese Banking Corp., Ltd.	102,000	648,048
SembCorp Industries Ltd.	106,000	309,777
SembCorp Marine Ltd.	105,800	292,521
SIA Engineering Co., Ltd.	95,000	270,826
Singapore Airlines Ltd.	22,400	234,253
Singapore Exchange Ltd.	59,000	312,306
Singapore Press Holdings Ltd.	147,000	399,062
Singapore Technologies Engineering Ltd.	169,000	398,259
Singapore Telecommunications Ltd.	664,450	1,446,836
StarHub Ltd.	206,080	333,601
United Overseas Bank Ltd.	47,000	660,511
Venture Corp., Ltd.	35,000	223,874
Wilmar International Ltd.	94,000	389,170

Total Singapore		8,256,642

TOTAL COMMON STOCKS (Cost: $79,323,710)		72,156,281

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	29

Schedule of Investments (unaudited)(concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

June 30, 2010

Investments	Shares	Value
WARRANTS - 0.0%
Hong Kong - 0.0%
Henderson Land Development Co., Ltd., expiring 6/01/11*
(Cost: $0)	15,200	$2,577

TOTAL LONG-TERM INVESTMENTS (Cost: $79,323,710)		72,158,858

SHORT-TERM INVESTMENT - 1.1%
MONEY MARKET FUND - 1.1%
Invesco Treasury Fund Private Class, 0.02%(d)
(Cost: $817,454)	817,454	817,454

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
MONEY MARKET FUND - 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(e)
(Cost: $573,000)(f)	573,000	573,000

TOTAL INVESTMENTS IN SECURITIES - 101.5% (Cost: $80,714,164)(g)		73,549,312
Liabilities in Excess of Foreign Currency and Other Assets - (1.5)%		(1,066,420)

NET ASSETS - 100.0%		$72,482,892

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At June 30, 2010, the aggregate value of these securities amounted to $202,464 representing 0.3% of net assets.

(c)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(e)	Interest rate shown reflects yield as of June 30, 2010.
(f)	At June 30, 2010, the total market value of the Fund’s securities on loan was $534,689 and the total market value of the collateral held by the Fund was $573,000.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

30	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.5%
Australia - 90.5%
Adelaide Brighton Ltd.	207,435	$469,563
AGL Energy Ltd.	68,123	845,840
Amalgamated Holdings Ltd.	78,296	376,957
AMP Ltd.	301,517	1,326,864
Ausdrill Ltd.	76,146	106,123
Austereo Group Ltd.	250,832	353,815
Australia & New Zealand Banking Group Ltd.	249,419	4,552,618
Automotive Holdings Group	189,321	359,798
Bank of Queensland Ltd.	54,720	483,916
Bendigo and Adelaide Bank Ltd.	78,214	540,399
BT Investment Management Ltd.	74,292	153,739
Cabcharge Australia Ltd.	80,775	350,685
Challenger Infrastructure Fund Class A(a)	298,961	348,474
Coal & Allied Industries Ltd.	17,192	1,350,474
Commonwealth Bank of Australia	118,652	4,874,674
Consolidated Media Holdings Ltd.	195,637	525,479
Corporate Express Australia Ltd.	81,627	390,925
Count Financial Ltd.	145,706	142,147
Crane Group Ltd.	50,734	344,962
Cromwell Group	713,430	418,806
Crown Ltd.	123,003	807,260
CSR Ltd.	541,261	768,056
David Jones Ltd.	167,738	610,641
DUET Group(a)	358,063	488,437
Envestra Ltd.(a)	965,321	399,526
Fleetwood Corp., Ltd.	48,354	375,340
Foster’s Group Ltd.	289,756	1,382,795
Goodman Fielder Ltd.	434,552	493,675
GUD Holdings Ltd.(b)	50,404	368,263
GWA International Ltd.	157,209	399,688
Hastings Diversified Utilities Fund(a)	98,126	105,260
Insurance Australia Group Ltd.	325,473	937,446
Iress Market Technology Ltd.(b)	52,024	381,857
Lend Lease Group(a)	120,822	748,044
Metcash Ltd.	186,331	659,441
Monadelphous Group Ltd.	42,248	454,624
National Australia Bank Ltd.	231,186	4,545,916
NIB Holdings Ltd.	86,472	91,298
Perpetual Ltd.	23,289	555,904
Primary Health Care Ltd.	150,173	451,563
QBE Insurance Group Ltd.	150,425	2,312,429
Salmat Ltd.	29,216	98,956
Sonic Healthcare Ltd.	75,721	667,079
SP AusNet(a)	806,056	520,839
Spark Infrastructure Group(c)	516,182	499,212
Suncorp-Metway Ltd.	173,908	1,181,007
TABCORP Holdings Ltd.	183,816	982,797
Tatts Group Ltd.	433,987	821,111
Telstra Corp., Ltd.	1,957,052	5,372,329
Toll Holdings Ltd.	180,693	836,371
UGL Ltd.	47,521	543,878
West Australian Newspapers Holdings Ltd.	77,349	427,277
Westpac Banking Corp.	275,177	4,934,453
Westpac Office Trust	143,783	100,193
Woolworths Ltd.	137,266	3,132,746

Total Australia		55,771,969

Hong Kong - 1.2%
Henderson Investment Ltd.	1,624,000	131,386
PCCW Ltd.	2,184,000	639,453

Total Hong Kong		770,839

New Zealand - 4.1%
Air New Zealand Ltd.	644,379	474,125
Freightways Ltd.	139,540	267,714
Sky City Entertainment Group Ltd.	175,853	344,637
Telecom Corp. of New Zealand Ltd.	580,681	754,687
Vector Ltd.	256,703	381,287
Warehouse Group Ltd. (The)	128,958	299,731

Total New Zealand		2,522,181

Singapore - 3.7%
Ascendas India Trust	161,000	108,402
Cityspring Infrastructure Trust	558,000	235,814
M1 Ltd.	262,000	401,604
Pacific Century Regional Developments Ltd.	1,111,000	139,263
Singapore Press Holdings Ltd.	265,000	719,397
StarHub Ltd.	402,000	650,756

Total Singapore		2,255,236

TOTAL COMMON STOCKS (Cost: $70,999,799)		61,320,225

EXCHANGE-TRADED FUND - 0.2%
United States - 0.2%
WisdomTree Pacific ex-Japan Total Dividend Fund(d)
(Cost: $128,635)	2,257	120,388

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(e)
(Cost: $48,223)	48,223	48,223

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
MONEY MARKET FUND - 0.7%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(f)
(Cost: $464,000)(g)	464,000	464,000

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $71,640,657)(h)		61,952,836
Liabilities in Excess of Foreign Currency and Other Assets - (0.5)%		(333,419)

NET ASSETS - 100.0%		$61,619,417

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At June 30, 2010, the aggregate value of these securities amounted to $499,212 representing 0.8% of net assets.

(d)	Affiliated companies (See Note 4).
(e)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(f)	Interest rate shown reflects yield as of June 30, 2010.
(g)	At June 30, 2010, the total market value of the Fund’s securities on loan was $95,470 and the total market value of the collateral held by the Fund was $464,000.
(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

31	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.6%
Australia - 10.4%
AMP Ltd.	80,691	$355,091
Australia & New Zealand Banking Group Ltd.	68,624	1,252,587
BHP Billiton Ltd.	50,791	1,615,209
Commonwealth Bank of Australia	36,426	1,496,518
Foster’s Group Ltd.	73,052	348,624
Leighton Holdings Ltd.	10,334	252,693
Macquarie Group Ltd.	7,340	230,134
National Australia Bank Ltd.	64,008	1,258,619
QBE Insurance Group Ltd.	31,701	487,328
Telstra Corp., Ltd.	582,280	1,598,425
Wesfarmers Ltd.	30,468	737,302
Westpac Banking Corp.	88,352	1,584,321
Woodside Petroleum Ltd.	12,377	437,405
Woolworths Ltd.	29,428	671,619

Total Australia		12,325,875

Austria - 0.3%
Bank Austria Creditanstalt AG*(a)	1,715	—
Verbund AG	10,189	313,947

Total Austria		313,947

Belgium - 0.7%
Anheuser-Busch InBev N.V.	8,276	402,855
Belgacom S.A.	14,088	446,337

Total Belgium		849,192

Denmark - 0.4%
Novo Nordisk A/S Class B	5,658	459,704

Finland - 1.3%
Fortum Oyj	23,342	516,936
Nokia Oyj	83,338	684,962
Sampo Oyj Class A	17,546	373,318

Total Finland		1,575,216

France - 18.0%
Accor S.A.(b)	7,554	353,923
Air Liquide S.A.	4,953	506,346
AXA S.A.	49,879	778,679
BNP Paribas	17,909	982,108
Bouygues S.A.	10,631	415,725
Carrefour S.A.	13,326	534,416
Christian Dior S.A.	3,300	319,574
CNP Assurances	3,954	270,932
Compagnie de Saint-Gobain	10,796	408,556
Credit Agricole S.A.	55,670	588,822
Danone	11,047	598,091
Electricite de France S.A.	33,278	1,281,157
France Telecom S.A.	132,618	2,320,510
GDF Suez	70,890	2,040,580
Lafarge S.A.(b)	7,989	441,092
L’Oreal S.A.	6,767	671,152
LVMH Moet Hennessy Louis Vuitton S.A.	5,714	628,587
PPR	2,844	357,245
Sanofi-Aventis S.A.	29,649	1,798,784
Schneider Electric S.A.	4,529	463,999
TOTAL S.A.	72,472	3,281,419
Vallourec S.A.	1,923	336,245
Veolia Environnement	17,041	404,007
Vinci S.A.	14,930	628,002
Vivendi S.A.	51,816	1,067,238

Total France		21,477,189

Germany - 8.0%
Allianz SE	9,131	915,457
BASF SE	16,376	904,860
Bayer AG	10,418	587,006
Deutsche Bank AG	4,465	255,411
Deutsche Post AG	31,424	462,280
Deutsche Telekom AG	142,501	1,693,654
E.ON AG	46,404	1,260,717
Metro AG	5,434	279,024
Muenchener Rueckversicherungs AG	4,835	612,079
RWE AG	14,186	933,462
SAP AG	9,336	419,460
Siemens AG	10,014	907,941
Volkswagen AG	2,923	250,484

Total Germany		9,481,835

Hong Kong - 5.7%
BOC Hong Kong Holdings Ltd.	232,000	532,097
Cheung Kong (Holdings) Ltd.	41,000	475,964
China Mobile Ltd.	263,919	2,650,324
China Unicom Hong Kong Ltd.	194,000	262,581
CNOOC Ltd.	548,529	942,491
Hang Seng Bank Ltd.	41,995	564,093
Hong Kong Exchanges and Clearing Ltd.	21,700	341,642
Hutchison Whampoa Ltd.	89,000	552,025
Sun Hung Kai Properties Ltd.	36,442	502,606

Total Hong Kong		6,823,823

Ireland - 0.2%
CRH PLC	11,876	248,607

Italy - 4.5%
Enel SpA(b)	417,896	1,786,464
ENI SpA	106,905	1,989,100
Intesa Sanpaolo SpA	169,741	454,296
Snam Rete Gas SpA	114,891	461,243
Telecom Italia SpA	309,189	344,640
UniCredit SpA	148,118	333,649

Total Italy		5,369,392

Japan - 9.4%
Astellas Pharma, Inc.	12,700	429,122
Canon, Inc.	19,500	733,812
Daiichi Sankyo Co., Ltd.	18,200	327,020
East Japan Railway Co.	6,700	448,988
Eisai Co., Ltd.	12,500	417,420
Honda Motor Co., Ltd.	14,700	431,415
Hoya Corp.	14,600	314,472
Kansai Electric Power Co., Inc. (The)	21,700	529,932
Mitsubishi Corp.	21,900	461,313
Mitsubishi UFJ Financial Group, Inc.	156,500	716,267
Mizuho Financial Group, Inc.	345,698	574,275
Nippon Telegraph & Telephone Corp.	21,694	892,374
NTT DoCoMo, Inc.	725	1,101,961
Seven & I Holdings Co., Ltd.	18,100	418,699
Shin-Etsu Chemical Co., Ltd.	7,700	363,290
Sumitomo Metal Industries Ltd.	159,000	364,753
Sumitomo Mitsui Financial Group, Inc.	17,900	513,394
Takeda Pharmaceutical Co., Ltd.	17,700	764,086
Tokyo Electric Power Co., Inc. (The)	21,800	593,963
Toyota Motor Corp.	23,100	804,023

Total Japan		11,200,579

Netherlands - 1.5%
Koninklijke KPN N.V.	48,335	620,178
Koninklijke Philips Electronics N.V.	16,901	511,755

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	32

Schedule of Investments (unaudited)(concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2010

Investments	Shares	Value
Unilever N.V. CVA	24,845	$685,952

Total Netherlands		1,817,885

Norway - 1.3%
Statoil ASA	59,728	1,160,917
Telenor ASA	25,182	320,044

Total Norway		1,480,961

Portugal - 0.5%
EDP-Energias de Portugal S.A.	110,104	329,074
Portugal Telecom, SGPS, S.A.	29,530	295,881

Total Portugal		624,955

Singapore - 1.6%
DBS Group Holdings Ltd.	49,000	480,137
Keppel Corp., Ltd.	59,000	359,638
Singapore Telecommunications Ltd.	292,500	636,917
United Overseas Bank Ltd.	29,000	407,550

Total Singapore		1,884,242

Spain - 7.9%
ACS Actividades de Construccion y Servicios, S.A.(b)	13,721	507,399
Banco Bilbao Vizcaya Argentaria S.A.	79,681	840,542
Banco Santander S.A.	234,563	2,511,144
Criteria Caixacorp S.A.	111,305	458,231
Gas Natural SDG S.A.	29,750	433,645
Iberdrola S.A.*	79	394
Iberdrola S.A.	149,738	849,574
Inditex S.A.	8,235	474,949
Repsol YPF S.A.(b)	34,604	706,370
Telefonica S.A.	137,639	2,571,902

Total Spain		9,354,150

Sweden - 1.9%
Hennes & Mauritz AB Class B	28,147	779,812
Nordea Bank AB	64,201	535,421
Telefonaktiebolaget LM Ericsson Class B	36,536	409,633
TeliaSonera AB	87,458	565,858

Total Sweden		2,290,724

Switzerland - 7.0%
Credit Suisse Group AG	22,153	840,637
Nestle S.A.	46,391	2,245,663
Novartis AG	40,097	1,955,860
Roche Holding AG	13,055	1,805,073
Swisscom AG	1,486	505,600
Zurich Financial Services AG	4,517	1,003,219

Total Switzerland		8,356,052

United Kingdom - 19.0%
AstraZeneca PLC	28,707	1,361,038
Aviva PLC	93,196	437,951
BAE Systems PLC	93,677	439,370
Barclays PLC	61,544	249,111
BG Group PLC	21,948	330,334
BHP Billiton PLC	33,452	878,083
British American Tobacco PLC	41,362	1,322,101
British Sky Broadcasting Group PLC	36,634	383,931
Centrica PLC	114,198	506,916
Diageo PLC	43,752	693,848
GlaxoSmithKline PLC	114,306	1,954,680
HSBC Holdings PLC	250,866	2,308,971
Imperial Tobacco Group PLC	20,213	568,222
National Grid PLC	91,344	670,999
Prudential PLC	46,370	352,767
Reckitt Benckiser Group PLC	11,102	520,216
Rio Tinto PLC	7,775	345,301
Royal Dutch Shell PLC Class A	85,130	2,166,443
Royal Dutch Shell PLC Class B	64,111	1,564,396
SABMiller PLC	16,986	480,047
Scottish & Southern Energy PLC	28,968	484,963
Standard Chartered PLC	24,027	589,887
Tesco PLC	122,898	698,789
Unilever PLC	20,950	564,492
Vodafone Group PLC	1,323,776	2,755,866

Total United Kingdom		22,628,722

TOTAL COMMON STOCKS (Cost: $143,693,170)		118,563,050

EXCHANGE-TRADED FUND - 0.1%
United States - 0.1%
WisdomTree DEFA Fund(c)
(Cost: $125,425)	3,145	120,076

SHORT-TERM INVESTMENT - 1.6%
MONEY MARKET FUND - 1.6%
Invesco Treasury Fund Private Class, 0.02%(d)
(Cost: $1,917,730)	1,917,730	1,917,730

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
MONEY MARKET FUND - 2.6%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(e)
(Cost: $3,075,000)(f)	3,075,000	3,075,000

TOTAL INVESTMENTS IN SECURITIES - 103.9% (Cost: $148,811,325)(g)		123,675,856
Liabilities in Excess of Foreign Currency and Other Assets - (3.9)%		(4,634,747)

NET ASSETS - 100.0%		$119,041,109

*	Non-income producing security.
(a)	Escrow security - additional shares issued as a result of a corporate action.
(b)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(c)	Affiliated companies (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(e)	Interest rate shown reflects yield as of June 30, 2010.
(f)	At June 30, 2010, the total market value of the Fund’s securities on loan was $2,833,149 and the total market value of the collateral held by the Fund was $3,075,000.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	33

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.2%
Australia - 15.6%
Amcor Ltd.	222,978	$1,201,599
BHP Billiton Ltd.	28,176	896,027
Coal & Allied Industries Ltd.	28,068	2,204,811
Coca-Cola Amatil Ltd.	146,814	1,483,118
Foster’s Group Ltd.	368,185	1,757,080
Leighton Holdings Ltd.	51,243	1,253,026
Orica Ltd.	51,816	1,102,913
Origin Energy Ltd.	94,370	1,190,862
Santos Ltd.	109,305	1,163,289
Telstra Corp., Ltd.	1,315,257	3,610,529
Wesfarmers Ltd.	59,870	1,448,808
Woodside Petroleum Ltd.	23,972	847,174
Woolworths Ltd.	65,920	1,504,456

Total Australia		19,663,692

Austria - 0.7%
OMV AG	30,234	916,212

Belgium - 2.8%
Belgacom S.A.	75,455	2,390,569
Solvay S.A.	12,610	1,083,845

Total Belgium		3,474,414

Finland - 1.8%
Nokia Oyj	145,101	1,192,597
UPM-Kymmene Oyj	84,408	1,129,034

Total Finland		2,321,631

France - 21.7%
Accor S.A.(a)	30,288	1,419,067
Bouygues S.A.	38,440	1,503,194
Cap Gemini S.A.	16,163	718,571
Carrefour S.A.	26,492	1,062,415
Casino Guichard Perrachon S.A.	18,997	1,451,547
Dassault Systemes S.A.	6,141	375,918
Eutelsat Communications	29,633	1,000,358
France Telecom S.A.(a)	185,875	3,252,385
GDF Suez	69,687	2,005,951
Lafarge S.A.(a)	26,967	1,488,912
PPR	9,361	1,175,868
Sanofi-Aventis S.A.	25,990	1,576,795
Sodexo	17,607	986,682
TOTAL S.A.	45,645	2,066,734
Vallourec S.A.	7,850	1,372,608
Veolia Environnement	76,016	1,802,183
Vinci S.A.	33,591	1,412,941
Vivendi S.A.	127,137	2,618,602

Total France		27,290,731

Germany - 5.9%
BASF SE	19,098	1,055,265
Bayer AG	14,047	791,484
Deutsche Post AG	88,114	1,296,250
Deutsche Telekom AG	195,742	2,326,434
RWE AG	23,508	1,546,865
SAP AG	8,173	367,207

Total Germany		7,383,505

Ireland - 0.7%
CRH PLC	42,105	881,407

Italy - 6.7%
Atlantia SpA	75,329	1,346,227
Enel SpA(a)	630,811	2,696,655
ENI SpA	92,408	1,719,365
Mediaset SpA	183,314	1,053,099
Snam Rete Gas SpA	386,842	1,553,020

Total Italy		8,368,366

Japan - 5.6%
Astellas Pharma, Inc.	33,900	1,145,451
Canon, Inc.	17,500	658,549
Daiichi Sankyo Co., Ltd.	55,500	997,231
Eisai Co., Ltd.	39,600	1,322,387
Hoya Corp.	34,100	734,485
Kyocera Corp.	4,400	360,990
Ricoh Co., Ltd.	44,000	567,341
Takeda Pharmaceutical Co., Ltd.	29,200	1,260,527

Total Japan		7,046,961

Netherlands - 3.8%
Koninklijke DSM N.V.	25,324	1,018,986
Koninklijke KPN N.V.	147,318	1,890,212
Reed Elsevier N.V.	115,956	1,295,497
STMicroelectronics N.V.	62,843	506,813

Total Netherlands		4,711,508

Norway - 1.8%
Orkla ASA	187,979	1,212,311
Statoil ASA	54,849	1,066,085

Total Norway		2,278,396

Portugal - 2.6%
EDP-Energias de Portugal S.A.	514,647	1,538,155
Portugal Telecom, SGPS, S.A.	168,911	1,692,435

Total Portugal		3,230,590

Spain - 8.3%
Abertis Infraestructuras, S.A.	95,606	1,386,556
ACS Actividades de Construccion y Servicios, S.A.(a)	52,170	1,929,233
Gas Natural SDG S.A.	131,702	1,919,730
Iberdrola S.A.	271,182	1,538,616
Repsol YPF S.A.	77,908	1,590,333
Telefonica S.A.	108,563	2,028,592

Total Spain		10,393,060

Sweden - 2.6%
Hennes & Mauritz AB Class B	34,163	946,484
Svenska Cellulosa AB Class B	90,598	1,074,556
TeliaSonera AB	201,806	1,305,697

Total Sweden		3,326,737

Switzerland - 2.9%
Novartis AG	22,349	1,090,145
Roche Holding AG	7,548	1,043,638
Swisscom AG	4,500	1,531,089

Total Switzerland		3,664,872

United Kingdom - 15.7%
AstraZeneca PLC	32,692	1,549,973
BAE Systems PLC	321,772	1,509,198
British American Tobacco PLC	44,778	1,431,291
Diageo PLC	65,135	1,032,953
GlaxoSmithKline PLC	91,057	1,557,112
Imperial Tobacco Group PLC	44,526	1,251,702
J. Sainsbury PLC	267,643	1,287,352
National Grid PLC	308,720	2,267,809
Pearson PLC	81,076	1,077,124
Reed Elsevier PLC	172,499	1,287,797
Royal Dutch Shell PLC Class B	70,020	1,708,584
Scottish & Southern Energy PLC	119,576	2,001,863

See Notes to Schedule of Investments.

34	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2010

Investments	Shares	Value
Vodafone Group PLC	880,272	$1,832,569

Total United Kingdom		19,795,327

TOTAL COMMON STOCKS (Cost: $139,480,539)		124,747,409

EXCHANGE-TRADED FUNDS - 0.2%
United States - 0.2%
WisdomTree International LargeCap Dividend Fund(b)
(Cost: $267,939)	5,854	218,179

SHORT-TERM INVESTMENT - 2.4%
MONEY MARKET FUND - 2.4%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $3,012,760)	3,012,760	3,012,760

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%
MONEY MARKET FUND - 4.4%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $5,490,000)(e)	5,490,000	5,490,000

TOTAL INVESTMENTS IN SECURITIES - 106.2% (Cost: $148,251,238)(f)		133,468,348
Liabilities in Excess of Foreign Currency and Other Assets - (6.2)%		(7,742,428)

NET ASSETS - 100.0%		$125,725,920

(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $5,154,415 and the total market value of the collateral held by the Fund was $5,490,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	35

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.4%
Australia - 11.8%
AGL Energy Ltd.	47,771	$593,142
Amcor Ltd.	103,204	556,153
Bank of Queensland Ltd.	28,830	254,958
Bendigo and Adelaide Bank Ltd.	45,459	314,087
Billabong International Ltd.	26,677	196,936
Boral Ltd.	49,440	201,281
Brambles Ltd.	118,841	548,070
Caltex Australia Ltd.	24,017	191,500
Coca-Cola Amatil Ltd.	76,169	769,461
Cochlear Ltd.	4,945	310,419
Computershare Ltd.	31,756	284,589
Crown Ltd.	92,239	605,358
CSR Ltd.	350,210	496,952
David Jones Ltd.	101,434	369,265
Downer EDI Ltd.	60,572	184,184
Energy Resources of Australia Ltd.	18,642	209,421
Felix Resources Ltd. In Specie*† ††	16,737	1,438
Harvey Norman Holdings Ltd.	127,273	355,829
Insurance Australia Group Ltd.	251,003	722,953
Lend Lease Group(a)	65,292	404,241
MacArthur Coal Ltd.	17,779	182,006
Metcash Ltd.	126,137	446,410
New Hope Corp., Ltd.	63,766	238,061
OneSteel Ltd.	100,773	253,651
Orica Ltd.	29,909	636,619
Platinum Asset Management Ltd.	69,255	273,762
Ramsay Health Care Ltd.	20,231	240,088
Sims Metal Management Ltd.	10,622	153,509
Sonic Healthcare Ltd.	50,239	442,591
SP AusNet(a)	470,214	303,832
TABCORP Holdings Ltd.	148,988	796,585
Tatts Group Ltd.	333,325	630,656
Toll Holdings Ltd.	83,930	388,485
Transurban Group(a)	125,087	447,976
UGL Ltd.	24,082	275,619
WorleyParsons Ltd.	25,170	472,181

Total Australia		13,752,268

Austria - 2.0%
Andritz AG	3,282	184,926
Raiffeisen International Bank Holding AG*	9,617	370,948
Strabag SE	8,394	182,605
Telekom Austria AG	66,874	748,284
Vienna Insurance Group(b)	8,959	376,185
voestalpine AG(b)	16,967	469,901

Total Austria		2,332,849

Belgium - 2.5%
Ageas	192,396	436,218
Delhaize Group S.A.	7,118	520,776
Mobistar S.A.	15,184	811,562
Solvay S.A.	3,682	316,472
UCB S.A.(b)	16,262	514,616
Umicore	10,444	305,174

Total Belgium		2,904,818

Denmark - 0.8%
FLSmidth & Co. A/S	2,897	188,882
H. Lundbeck A/S	14,466	198,150
Novozymes A/S Class B	1,649	177,201
Tryg A/S	6,642	351,795

Total Denmark		916,028

Finland - 2.2%
Metso Oyj	8,310	269,945
Neste Oil Oyj	14,227	208,249
Nokian Renkaat Oyj	7,627	188,248
Outokumpu Oyj	13,143	200,109
Pohjola Bank PLC	27,348	280,885
Rautaruukki Oyj	12,510	184,188
Sanoma Oyj	17,918	311,000
UPM-Kymmene Oyj	39,093	522,904
Wartsila Oyj	8,849	406,143

Total Finland		2,571,671

France - 8.6%
Aeroports de Paris	6,906	447,490
Bourbon S.A.	4,985	202,632
Bureau Veritas S.A.	5,766	314,364
Cap Gemini S.A.	8,358	371,578
CFAO S.A.	7,244	196,718
Ciments Francais S.A.	3,724	279,165
Dassault Systemes S.A.(b)	3,512	214,985
Eiffage S.A.(b)	7,617	333,830
Eutelsat Communications	16,060	542,157
ICADE	5,845	496,371
Imerys S.A.	4,632	239,035
Ipsen S.A.	5,104	156,297
Klepierre(b)	23,925	667,145
Lagardere SCA	16,028	504,757
Legrand S.A.	19,045	570,375
M6-Metropole Television S.A.	41,750	854,287
Neopost S.A.	5,645	411,486
PagesJaunes Groupe(b)	71,647	743,857
Remy Cointreau S.A.	4,475	240,169
Sa des Ciments Vicat	3,259	219,877
SCOR SE(b)	25,538	490,807
SEB S.A.	2,745	179,079
Societe BIC S.A.	3,321	236,629
Societe Television Francaise 1(b)	22,238	293,504
Technip S.A.	7,731	450,758
Thales S.A.	7,117	231,365
Zodiac Aerospace	3,496	171,054

Total France		10,059,771

Germany - 3.3%
Bilfinger Berger AG	4,692	262,332
Celesio AG	11,028	242,540
Fielmann AG(b)	3,603	273,626
Fraport AG Frankfurt Airport Services Worldwide(b)	6,779	290,294
Gea Group AG	9,115	183,273
Hamburger Hafen und Logistik AG	7,633	245,896
Hannover Rueckversicherung AG	13,107	566,733
Hochtief AG	4,668	281,260
Salzgitter AG	4,906	294,399
Suedzucker AG(b)	14,935	271,481
Symrise AG	9,459	197,489
United Internet AG Registered Shares	24,361	269,543
Wacker Chemie AG	1,542	225,806
Wincor Nixdorf AG	3,829	216,145

Total Germany		3,820,817

Hong Kong - 3.9%
Bank of East Asia Ltd.	102,000	371,343
Beijing Enterprises Holdings Ltd.	35,500	232,726
China Everbright Ltd.	84,000	193,735
China Merchants Holdings International Co., Ltd.	114,000	379,895

See Notes to Schedule of Investments.

36	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2010

Investments	Shares	Value
Citic Pacific Ltd.	200,000	$374,463
Denway Motors Ltd.	492,000	233,138
Fushan International Energy Group Ltd.	500,000	285,085
Guangdong Investment Ltd.	398,808	188,978
Hopewell Holdings Ltd.	85,662	243,109
Hysan Development Co., Ltd.	80,000	228,068
Industrial & Commercial Bank of China Asia Ltd.	99,000	263,800
New World Development Ltd.	203,482	333,948
PCCW Ltd.	867,000	253,849
Shanghai Industrial Holdings Ltd.	74,000	296,013
Sino Land Co., Ltd.	272,000	490,408
Television Broadcasts Ltd.	52,074	242,744

Total Hong Kong		4,611,302

Ireland - 0.3%
DCC PLC	9,116	207,245
Kerry Group PLC Class A	6,318	175,673

Total Ireland		382,918

Italy - 6.0%
A2A SpA(b)	472,326	650,871
Banca Carige SpA(b)	159,754	315,049
Banca Popolare di Sondrio S.c.r.l.	28,935	236,047
Edison SpA	447,381	494,293
ERG SpA	17,695	208,076
Finmeccanica SpA	46,428	485,667
Hera SpA	131,868	218,221
Intesa Sanpaolo SpA RSP	98,868	199,579
Lottomatica SpA	24,071	312,537
Mediaset SpA	105,713	607,298
Mediolanum SpA(b)	76,373	301,930
Parmalat SpA	200,830	470,838
Pirelli & C. SpA	421,311	235,067
Prysmian SpA	13,824	200,487
Societa Iniziative Autostradali e Servizi SpA	20,885	176,516
Telecom Italia SpA RSP	843,904	776,824
Terna Rete Elettrica Nazionale SpA	206,818	747,961
Unione di Banche Italiane SCPA	47,572	413,724

Total Italy		7,050,985

Japan - 18.1%
Ajinomoto Co., Inc.	37,000	337,428
Asahi Kasei Corp.	70,000	369,420
Bank of Yokohama Ltd. (The)	68,000	314,295
Chiba Bank Ltd. (The)	42,000	255,826
Chugoku Electric Power Co., Inc. (The)	20,000	413,380
Chuo Mitsui Trust Holdings, Inc.	56,000	199,977
Coca-Cola West Co., Ltd.	11,900	197,549
Cosmo Oil Co., Ltd.	86,000	207,978
Daihatsu Motor Co., Ltd.	23,000	215,731
Dainippon Sumitomo Pharma Co., Ltd.	27,500	211,945
Daito Trust Construction Co., Ltd.	9,300	528,636
Daiwa House Industry Co., Ltd.	28,000	254,718
Daiwa Securities Group, Inc.	116,000	495,514
Electric Power Development Co., Ltd.	8,900	283,022
FamilyMart Co., Ltd.	6,200	205,709
Fukuoka Financial Group, Inc.	47,000	197,582
Hitachi Chemical Co., Ltd.	10,500	197,446
Hokkaido Electric Power Co., Inc.	13,400	289,230
Hokuriku Electric Power Co.	13,500	296,881
Joyo Bank Ltd. (The)	52,000	207,436
JS Group Corp.	18,500	356,662
JSR Corp.	13,000	221,245
Kajima Corp.	89,000	204,170
Kaneka Corp.	31,000	181,817
Kintetsu Corp.	78,000	238,875
Kobe Steel Ltd.	118,000	228,026
Konami Corp.	13,100	204,738
Konica Minolta Holdings, Inc.	23,500	229,184
Kuraray Co., Ltd.	18,000	213,990
Kyowa Hakko Kirin Co., Ltd.	26,000	248,571
Lawson, Inc.	8,700	381,958
Mabuchi Motor Co., Ltd.	4,200	193,649
Makita Corp.	7,000	189,456
Matsui Securities Co., Ltd.	27,100	167,518
MEIJI Holdings Co., Ltd.	5,100	209,786
Mitsubishi Chemical Holdings Corp.	66,500	307,362
Mitsubishi Tanabe Pharma Corp.	25,000	382,529
Mizuho Securities Co., Ltd.	72,000	162,730
Namco Bandai Holdings, Inc.	20,900	184,933
NGK Insulators Ltd.	10,000	157,645
Nippon Electric Glass Co., Ltd.	16,000	185,874
Nippon Express Co., Ltd.	67,000	305,131
Nippon Paper Group, Inc.	8,200	228,236
Nisshin Seifun Group, Inc.	18,000	205,040
Nissin Foods Holdings Co., Ltd.	6,500	239,829
Nitori Co., Ltd.	2,250	194,514
Nitto Denko Corp.	6,300	209,241
Nomura Real Estate Holdings, Inc.	14,100	178,780
Nomura Research Institute Ltd.	13,900	297,352
Obayashi Corp.	46,000	184,541
OJI Paper Co., Ltd.	56,000	276,551
Olympus Corp.	9,200	220,409
Oracle Corp.	10,468	516,953
Oriental Land Co., Ltd.	4,400	368,448
Osaka Gas Co., Ltd.	102,000	368,855
Panasonic Electric Works Co., Ltd.	25,000	248,898
Sankyo Co., Ltd.	7,900	359,334
Sega Sammy Holdings, Inc.	14,900	215,864
Sekisui House Ltd.	24,000	207,210
Shikoku Electric Power Co., Inc.	11,200	320,976
Shimizu Corp.	56,000	193,649
Shionogi & Co., Ltd.	16,600	345,732
Shiseido Co., Ltd.	20,400	454,153
Shizuoka Bank Ltd. (The)	29,000	254,967
Showa Shell Sekiyu K.K.(b)	48,900	339,852
Stanley Electric Co., Ltd.	11,100	186,024
Sumitomo Chemical Co., Ltd.	65,000	254,888
Suzuken Co., Ltd.	5,900	198,422
T&D Holdings, Inc.	16,850	365,410
Taiyo Nippon Sanso Corp.	22,000	176,766
TDK Corp.	4,200	233,281
Tokyu Corp.	64,000	261,815
TonenGeneral Sekiyu K.K.	63,104	549,103
Toppan Printing Co., Ltd.	51,000	408,623
Toray Industries, Inc.	46,000	222,488
Toyoda Gosei Co., Ltd.	7,400	185,732
Toyota Tsusho Corp.	14,000	202,825
Trend Micro, Inc.	10,300	280,867
Yamato Holdings Co., Ltd.	22,000	294,112

Total Japan		21,085,292

Netherlands - 2.5%
Fugro N.V. CVA	6,642	311,275
Koninklijke Boskalis Westminster N.V.	6,368	250,424
Koninklijke DSM N.V.	12,263	493,438
Koninklijke Vopak N.V.	5,462	201,984
Reed Elsevier N.V.	60,379	674,573
SBM Offshore N.V.	14,661	211,997
STMicroelectronics N.V.	29,496	237,878

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	37

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2010

Investments	Shares	Value
Wolters Kluwer N.V.	24,918	$481,486

Total Netherlands		2,863,055

New Zealand - 0.9%
Contact Energy Ltd.*	58,414	228,558
Fletcher Building Ltd.	40,874	220,640
Telecom Corp. of New Zealand Ltd.	422,589	549,222

Total New Zealand		998,420

Norway - 1.4%
Aker Solutions ASA	19,225	222,458
Fred Olsen Energy ASA	8,249	213,863
Marine Harvest ASA	461,108	308,084
Norsk Hydro ASA*	53,209	243,416
Orkla ASA	99,058	638,843

Total Norway		1,626,664

Portugal - 1.7%
Banco BPI S.A. Registered Shares	112,413	210,811
Banco Comercial Portugues S.A. Class R(b)	336,203	255,325
Banco Espirito Santo S.A.(b)	102,651	408,646
Brisa Auto-Estradas de Portugal S.A.	80,569	490,978
Cimpor Cimentos de Portugal, SGPS, S.A.	64,496	365,143
Jeronimo Martins, SGPS, S.A.	30,854	284,960

Total Portugal		2,015,863

Singapore - 4.2%
ComfortDelgro Corp., Ltd.	166,000	173,598
Fraser and Neave Ltd.	87,402	322,413
Jardine Cycle & Carriage Ltd.	18,904	406,217
Keppel Land Ltd.	64,000	178,784
Olam International Ltd.	98,000	181,806
SembCorp Industries Ltd.	130,000	379,916
SembCorp Marine Ltd.	150,360	415,722
SIA Engineering Co., Ltd.	86,536	246,697
Singapore Airport Terminal Services Ltd.	97,000	186,204
Singapore Exchange Ltd.	89,000	471,105
Singapore Press Holdings Ltd.	203,148	551,487
Singapore Technologies Engineering Ltd.	233,000	549,080
SMRT Corp., Ltd.	112,000	178,096
StarHub Ltd.	275,594	446,130
Yangzijiang Shipbuilding Holdings Ltd.	210,000	203,066

Total Singapore		4,890,321

Spain - 5.8%
Acciona S.A.	6,320	486,081
Banco de Sabadell S.A.	92,209	420,162
Banco Espanol de Credito S.A.	89,665	718,732
Banco Popular Espanol S.A.	136,533	703,576
Bankinter, S.A.(b)	55,411	341,672
Bolsas y Mercados Espanoles S.A.(b)	16,992	372,770
Ebro Puleva S.A.	20,764	352,767
Enagas	24,899	377,880
Ferrovial S.A.	47,965	314,325
Fomento de Construcciones y Contratas S.A.	21,820	471,336
Grifols S.A.	21,268	219,794
Grupo Catalana Occidente S.A.	13,461	200,993
Indra Sistemas S.A.	17,905	289,062
Red Electrica Corp. S.A.	12,067	435,149
Sociedad General de Aguas de Barcelona S.A. Class A*	10,837	265,485
Tecnicas Reunidas S.A.	5,443	250,451
Zardoya Otis S.A.	40,736	527,417

Total Spain		6,747,652

Sweden - 4.6%
Alfa Laval AB(b)	22,631	297,210
Assa Abloy AB Class B	16,288	329,025
Atlas Copco AB Class B	24,339	324,958
Boliden AB	21,256	238,317
Electrolux AB Series B	14,759	341,190
Getinge AB Class B	10,563	205,912
Hakon Invest AB	18,851	255,804
Kinnevik Investment AB Class B(b)	14,046	227,241
Ratos AB Class B	13,365	337,818
Scania AB Class B	15,956	246,045
Securitas AB Class B	33,873	309,480
Skanska AB Class B	40,896	596,991
SKF AB Class B	22,704	411,951
Svenska Cellulosa AB Class B	44,359	526,129
Swedish Match AB	15,641	344,295
Tele2 AB Class B	27,439	413,242

Total Sweden		5,405,608

Switzerland - 2.5%
Baloise Holding AG	5,825	408,104
BKW FMB Energie AG	4,276	269,840
Geberit AG	3,068	479,397
Julius Baer Group Ltd.	7,282	209,070
Partners Group Holding AG	2,349	284,054
Schindler Holding AG	2,510	210,418
Schindler Holding AG Participating Shares	3,125	264,872
Sonova Holding AG	1,713	211,434
Sulzer AG	2,365	222,168
Swatch Group AG (The)	1,406	399,628

Total Switzerland		2,958,985

United Kingdom - 16.3%
Aberdeen Asset Management PLC	120,154	231,893
Admiral Group PLC	22,182	467,597
AMEC PLC	18,574	229,533
Amlin PLC	49,016	284,385
Ashmore Group PLC	85,812	312,356
Balfour Beatty PLC	63,759	228,268
British Land Co. PLC	93,490	609,275
Bunzl PLC	19,986	201,383
Burberry Group PLC	16,892	192,447
Cable & Wireless Communications PLC	847,603	732,327
Capita Group PLC (The)	31,970	354,422
Carillion PLC	35,963	166,255
Cobham PLC	56,247	179,494
Daily Mail & General Trust N.V. Class A	29,492	193,700
Firstgroup PLC	51,822	283,453
G4S PLC	84,961	339,765
Hargreaves Lansdown PLC	51,812	262,314
Hays PLC	213,736	293,229
Home Retail Group PLC	114,105	366,178
ICAP PLC	62,383	378,178
IG Group Holdings PLC	33,671	212,079
IMI PLC	21,059	216,606
Inmarsat PLC	30,301	323,906
Intercontinental Hotels Group PLC	17,883	284,403
International Power PLC	118,855	533,990
Investec PLC	31,195	211,699
Johnson Matthey PLC	12,404	277,251
Kingfisher PLC	127,888	404,096
Legal & General Group PLC	556,274	654,557
Logica PLC	103,122	168,475
London Stock Exchange Group PLC	26,302	221,739
Man Group PLC	415,581	1,388,368
Marks & Spencer Group PLC	59,802	296,861

See Notes to Schedule of Investments.

38	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2010

Investments	Shares	Value
Meggitt PLC	43,348	$203,703
Next PLC	13,085	393,291
Northumbrian Water Group PLC	46,609	212,403
Pennon Group PLC	29,074	240,542
Rexam PLC	90,394	409,772
RSA Insurance Group PLC	433,735	776,097
Sage Group PLC (The)	85,599	296,598
Schroders PLC	13,248	240,420
Segro PLC*	69,241	262,915
Severn Trent PLC	26,402	486,245
Smith & Nephew PLC	28,829	274,098
Smiths Group PLC	24,981	400,650
Stagecoach Group PLC	90,051	238,464
Standard Life PLC	293,315	765,755
Tate & Lyle PLC	50,922	342,601
Thomas Cook Group PLC	114,164	305,050
Tomkins PLC	51,411	174,445
TUI Travel PLC	117,710	368,589
United Utilities Group PLC	87,292	686,290
Whitbread PLC	11,986	252,665
William Hill PLC	76,360	195,697

Total United Kingdom		19,026,772

TOTAL COMMON STOCKS (Cost: $136,813,742)		116,022,059

EXCHANGE-TRADED FUNDS - 0.2%
United States - 0.2%
WisdomTree International LargeCap Dividend Fund(c)	3,017	112,444
WisdomTree International SmallCap Dividend Fund(c)	2,978	121,443

TOTAL EXCHANGE-TRADED FUNDS (Cost: $243,124)		233,887

WARRANTS - 0.0%
France - 0.0%
Etablissements Maurel et Prom, expiring 6/30/14*
(Cost: $0)	26,369	5,329

TOTAL LONG-TERM INVESTMENTS (Cost: $137,056,866)		116,261,275

SHORT-TERM INVESTMENT - 1.5%
MONEY MARKET FUND - 1.5%
Invesco Treasury Fund Private Class, 0.02%(d)
(Cost: $1,768,233)	1,768,233	1,768,233

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%
MONEY MARKET FUND - 4.7%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(e)
(Cost: $5,508,000)(f)	5,508,000	5,508,000

TOTAL INVESTMENTS IN SECURITIES - 105.8% (Cost: $144,333,099)(g)		123,537,508
Liabilities in Excess of Foreign Currency and Other Assets - (5.8)%		(6,837,288)

NET ASSETS - 100.0%		$116,700,220

RSP - Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,438, which represents .0012% of net assets.
††	Restricted security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(c)	Affiliated companies (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(e)	Interest rate shown reflects yield as of June 30, 2010.
(f)	At June 30, 2010, the total market value of the Fund’s securities on loan was $5,017,922 and the total market value of the collateral held by the Fund was $5,508,000.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	39

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.7%
Australia - 15.9%
Adelaide Brighton Ltd.	678,159	$1,535,123
Ansell Ltd.	46,180	512,148
APN News & Media Ltd.	302,564	507,288
ARB Corp., Ltd.	91,143	438,809
Aspen Group	1,520,438	577,907
Ausdrill Ltd.	477,361	665,285
Austal Ltd.	224,284	414,877
Austbrokers Holdings Ltd.	146,895	611,689
Austereo Group Ltd.	590,006	832,242
Automotive Holdings Group	444,174	844,136
Bradken Ltd.	120,581	733,311
BT Investment Management Ltd.	267,764	554,109
Cabcharge Australia Ltd.	220,519	957,384
Campbell Brothers Ltd.	38,912	990,941
Cardno Ltd.	136,321	460,574
carsales.com.au Ltd.	145,847	586,383
Centennial Coal Co., Ltd.	177,956	671,888
Challenger Infrastructure Fund Class A(a)	610,022	711,052
Coffey International Ltd.	647,714	525,208
ConnectEast Group(a)	3,039,731	975,654
Consolidated Media Holdings Ltd.	790,192	2,122,446
Corporate Express Australia Ltd.	178,899	856,777
Count Financial Ltd.	630,648	615,242
Crane Group Ltd.	119,585	813,110
Cromwell Group	1,660,372	974,691
DUET Group(a)	1,472,504	2,008,658
DWS Advanced Business Solutions Ltd.	492,178	598,634
Envestra Ltd.(a)	2,885,019	1,194,048
Fleetwood Corp., Ltd.	112,718	874,955
Flight Centre Ltd.	40,549	569,573
Goodman Fielder Ltd.	1,706,665	1,938,865
GUD Holdings Ltd.(b)	123,128	899,601
GWA International Ltd.	431,213	1,096,315
Hastie Group Ltd.	516,447	599,798
Hastings Diversified Utilities Fund(a)	667,156	715,662
Healthscope Ltd.	253,724	1,112,259
Hills Industries Ltd.	315,182	572,370
IMF Australia Ltd.	331,943	442,994
Invocare Ltd.	143,464	734,332
IOOF Holdings Ltd.	197,312	998,291
Iress Market Technology Ltd.	119,655	878,269
JB Hi-Fi Ltd.	72,746	1,171,755
Kingsgate Consolidated Ltd.	73,338	586,619
Mineral Resources Ltd.	82,972	567,667
Mitchell Communications Group Ltd.	701,318	524,246
Monadelphous Group Ltd.	129,811	1,396,876
Mortgage Choice Ltd.	471,749	448,271
Myer Holdings Ltd.	483,690	1,291,014
Navitas Ltd.	329,860	1,298,352
NIB Holdings Ltd.	719,609	759,772
Peet Ltd.	388,975	693,236
Perpetual Ltd.	52,242	1,247,007
Primary Health Care Ltd.	590,950	1,776,960
Prime Infrastructure Group(a)	124,997	344,187
Ridley Corp., Ltd.	478,343	464,637
SAI Global Ltd.	180,535	613,006
Salmat Ltd.	126,911	429,854
Servcorp Ltd.	161,672	365,971
Seven Group Holdings Ltd.	233,709	1,133,090
SMS Management & Technology Ltd.	125,176	630,150
Spark Infrastructure Group(c)	1,930,223	1,866,766
Spotless Group Ltd.	354,344	640,495
STW Communications Group Ltd.	595,519	460,250
Super Cheap Auto Group Ltd.	127,199	579,094
Technology One Ltd.	807,748	538,989
Tower Australia Group Ltd.	267,171	458,102
TPG Telecom Ltd.	275,512	446,806
Transfield Services Infrastructure Fund(a)	1,102,450	581,990
Transfield Services Ltd.	357,148	938,179
Watpac Ltd.	494,028	511,169
West Australian Newspapers Holdings Ltd.	225,943	1,248,112
Westpac Office Trust	970,082	675,989
Wotif.com Holdings Ltd.	187,060	853,201

Total Australia		60,264,710

Austria - 1.5%
bwin Interactive Entertainment AG	13,750	612,136
Conwert Immobilien Invest SE	83,121	874,387
Flughafen Wien AG	25,336	1,336,637
Oesterreichische Post AG	30,302	747,535
Schoeller-Bleckmann Oilfield Equipment AG	17,637	806,353
Semperit AG Holding(b)	32,432	1,114,512

Total Austria		5,491,560

Belgium - 1.4%
Cie D’entreprises CFE	14,604	650,603
Cie Maritime Belge S.A.	47,776	1,275,169
EVS Broadcast Equipment S.A.	19,843	804,761
Nyrstar	60,174	625,774
Omega Pharma S.A.	18,015	792,190
Tessenderlo Chemie N.V.	37,356	956,329

Total Belgium		5,104,826

Denmark - 0.3%
Auriga Industries Class B(b)	39,477	542,039
NKT Holding A/S	13,833	622,574

Total Denmark		1,164,613

Finland - 3.4%
Amer Sports Oyj Class A	59,612	566,626
Citycon Oyj	143,937	426,666
F-Secure Oyj	189,542	482,914
HKScan Oyj Class A	43,305	400,484
Huhtamaki Oyj	92,956	864,211
Kemira Oyj	85,126	919,669
Konecranes Oyj	47,489	1,250,058
Lassila & Tikanoja Oyj	46,573	753,024
Orion Oyj Class B	147,793	2,780,647
Outotec Oyj	22,173	698,819
Ramirent Oyj	55,806	474,396
Sponda Oyj	271,261	824,024
Stockmann Oyj Abp Class B	24,642	763,655
Tieto Oyj	48,162	802,314
Uponor Oyj	64,470	919,993

Total Finland		12,927,500

France - 2.8%
Canal Plus	132,373	830,176
Etablissements Maurel et Prom	193,451	2,177,172
Ingenico	44,440	958,321
IPSOS(b)	24,863	841,615
Nexity	31,723	913,734
Rallye S.A.(b)	66,830	2,038,316
Saft Groupe S.A.(b)	21,024	641,490
Sechilienne-Sidec*	29,997	767,936
Sequana	27,132	332,506
Teleperformance	49,716	1,250,523

Total France		10,751,789

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	40

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2010

Investments	Shares	Value
Germany - 2.8%
Bauer AG(b)	18,317	$630,353
Bechtle AG	21,814	561,387
Carl Zeiss Meditec AG	37,083	510,554
Comdirect Bank AG	146,161	1,357,425
CTS Eventim AG	14,275	689,976
Douglas Holding AG	15,172	637,159
Drillisch AG	86,437	480,362
ElringKlinger AG	22,815	491,851
Gerry Weber International AG	23,447	689,286
H&R WASAG AG	26,409	588,579
Indus Holding AG(b)	42,295	837,981
Kontron AG	62,479	563,265
MLP AG	78,684	704,442
Sixt AG	21,868	510,142
Solarworld AG	45,291	508,169
Vossloh AG	4,395	358,106
Wirecard AG	41,247	354,675

Total Germany		10,473,712

Hong Kong - 2.0%
Allied Properties HK Ltd.	675,691	141,435
BYD Electronic International Co., Ltd.	799,500	447,637
China Pharmaceutical Group Ltd.	1,392,000	841,941
China Power International Development Ltd.	2,952,000	648,237
Citic 1616 Holdings Ltd.	2,113,000	561,683
Dah Chong Hong Holdings Ltd.	1,193,000	743,025
Goldlion Holdings Ltd.	2,109,000	698,744
Henderson Investment Ltd.	7,036,000	569,230
Shun Tak Holdings Ltd.	1,940,000	1,013,953
Sinotrans Shipping Ltd.	1,594,500	614,281
Sun Hung Kai & Co., Ltd.	917,189	555,933
Vitasoy International Holdings Ltd.	954,364	730,435

Total Hong Kong		7,566,534

Ireland - 0.9%
C&C Group PLC	153,939	612,820
FBD Holdings PLC	4,650	38,042
FBD Holdings PLC Redemption Shares*†	14,316	—
Glanbia PLC	161,889	594,894
Greencore Group PLC(b)	380,000	593,464
Paddy Power PLC	29,563	920,556
United Drug PLC	259,923	728,134

Total Ireland		3,487,910

Italy - 5.5%
Actelios SpA	121,448	435,872
Ansaldo STS SpA	42,214	684,096
Astaldi SpA	98,918	505,560
Autostrada Torino-Milano SpA	56,114	688,028
Banca Generali SpA	122,959	1,186,827
Benetton Group SpA	145,653	981,257
Brembo SpA	101,167	625,793
Cairo Communication SpA(b)	254,134	778,222
Cementir Holding SpA	158,818	422,144
De’Longhi SpA	124,569	534,428
Enia SpA(b)	149,572	947,200
Fiat SpA RSP	98,480	647,170
Fondiaria-Sai SpA	95,888	909,088
Fondiaria-Sai SpA RSP	70,601	413,587
Geox SpA	246,484	1,113,324
Immobiliare Grande Distribuzione	436,210	587,745
IMMSI SpA	590,266	535,032
Indesit Co. SpA	36,695	416,665
Iren SpA	925,560	1,394,474
Italcementi SpA	78,870	606,214
Maire Tecnimont SpA	175,629	565,787
MARR SpA	105,963	798,234
Milano Assicurazioni SpA	723,271	1,231,449
Piaggio & C. SpA	312,559	748,479
Piccolo Credito Valtellinese Scarl	116,019	533,629
Recordati SpA	172,351	1,217,065
Societa Cattolica di Assicurazioni SCRL	20,663	518,857
Unipol Gruppo Finanziario SpA	1,440,353	976,534

Total Italy		21,002,760

Japan - 28.9%
ADEKA Corp.	76,200	722,475
Aica Kogyo Co., Ltd.	89,800	956,960
Aichi Steel Corp.	181,000	715,900
Akita Bank Ltd. (The)	151,000	527,280
Alpen Co., Ltd.	22,900	362,560
Amano Corp.	107,800	873,461
AOKI Holdings, Inc.	41,900	654,377
Asahi Holdings, Inc.	29,100	641,259
Avex Group Holdings, Inc.	56,100	704,341
Bank of Nagoya Ltd. (The)	142,000	508,690
Bank of Saga Ltd. (The)	174,000	536,806
Capcom Co., Ltd.	39,600	644,412
Century Tokyo Leasing Corp.	65,110	796,124
Chiyoda Co., Ltd.	41,200	493,990
Chuetsu Pulp & Paper Co., Ltd.	360,000	687,535
Circle K Sunkus Co., Ltd.	71,100	916,771
Coca-Cola Central Japan Co., Ltd.	37,500	482,258
COMSYS Holdings Corp.	96,400	871,511
Culture Convenience Club Co., Ltd.	113,500	533,574
Daifuku Co., Ltd.	134,500	835,970
Daio Paper Corp.	76,000	586,597
Daishi Bank Ltd. (The)	217,000	716,058
DCM Japan Holdings Co., Ltd.	142,100	785,251
DIC Corp.	493,000	768,833
DOWA Holdings Co., Ltd.	195,000	951,972
EDION Corp.	73,300	561,616
Ehime Bank Ltd. (The)	202,000	586,665
Ezaki Glico Co., Ltd.	65,000	790,372
Fancl Corp.	48,000	682,925
Fukui Bank Ltd. (The)	168,000	563,860
Fukuyama Transporting Co., Ltd.	150,000	698,384
Gunze Ltd.	211,000	667,646
H2O Retailing Corp.	121,000	790,349
Hanwa Co., Ltd.	203,000	814,386
Higo Bank Ltd. (The)	98,000	544,875
Hikari Tsushin, Inc.	48,400	874,033
Hitachi Cable Ltd.	232,000	621,358
Hitachi Koki Co., Ltd.	87,200	751,877
Hokkoku Bank Ltd. (The)	162,000	604,136
Hokuetsu Bank Ltd. (The)	363,000	611,222
Hokuetsu Kishu Paper Co., Ltd.	166,000	836,659
Hokuto Corp.	33,800	669,965
House Foods Corp.	54,400	801,645
Hulic Co., Ltd.	80,900	614,361
Hyakugo Bank Ltd. (The)	129,000	558,334
Hyakujushi Bank Ltd. (The)	178,000	661,792
Inaba Denki Sangyo Co., Ltd.	36,800	865,833
IT Holdings Corp.	56,100	671,374
Ito En Ltd.	53,700	825,314
Itochu Enex Co., Ltd.	144,200	747,969
Iwatani Corp.	244,000	678,314
Izumi Co., Ltd.	49,800	672,517
Japan Pulp & Paper Co., Ltd.	146,000	504,871
Japan Wool Textile Co., Ltd. (The)	68,000	463,374

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	41

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2010

Investments	Shares	Value
J-Oil Mills, Inc.	190,000	$566,844
Juroku Bank Ltd. (The)	158,000	564,222
Kabu.com Securities Co., Ltd.	130,200	616,497
Kagome Co., Ltd.	32,000	582,936
Kagoshima Bank Ltd. (The)	79,000	512,442
Kaken Pharmaceutical Co., Ltd.	102,000	1,015,505
Kandenko Co., Ltd.	161,000	958,831
Keiyo Bank Ltd. (The)	107,000	562,267
Kewpie Corp.	66,900	771,894
Kiyo Holdings, Inc.	474,800	649,235
Kokuyo Co., Ltd.	93,900	777,813
Komeri Co., Ltd.	27,100	612,192
Kose Corp.	27,700	654,858
Kurabo Industries Ltd.	440,000	681,207
KUREHA Corp.	141,000	685,162
Kyoei Steel Ltd.	45,000	739,406
Kyorin Co., Ltd.	67,000	971,420
Kyowa Exeo Corp.	100,400	891,789
Kyudenko Corp.	67,000	371,760
Lion Corp.(b)	142,000	734,953
Maeda Road Construction Co., Ltd.	97,000	794,723
Mars Engineering Corp.	23,400	396,655
Maruichi Steel Tube Ltd.	54,200	1,043,698
Max Co., Ltd.	34,000	383,456
MEGMILK SNOW BRAND Co., Ltd.	29,400	533,247
Mie Bank Ltd. (The)	165,000	473,613
Ministop Co., Ltd.	27,700	385,027
Mitsumi Electric Co., Ltd.	47,400	819,015
Miura Co., Ltd.	32,700	749,413
Mizuno Corp.	163,000	727,596
Mochida Pharmaceutical Co., Ltd.	95,000	909,312
Morinaga & Co., Ltd.	338,000	771,567
Morinaga Milk Industry Co., Ltd.	157,000	612,103
Moshi Moshi Hotline, Inc.	31,350	689,778
Musashino Bank Ltd. (The)	22,000	635,959
Nagase & Co., Ltd.	79,000	826,692
Nichirei Corp.	181,000	764,990
Nihon Yamamura Glass Co., Ltd.	259,000	699,525
Nippon Beet Sugar Manufacturing Co., Ltd.	308,000	717,008
Nippon Flour Mills Co., Ltd.	133,000	665,827
Nippon Kayaku Co., Ltd.	124,000	1,071,986
Nippon Suisan Kaisha Ltd.	249,700	809,853
Nipro Corp.	41,900	803,056
Nishi-Nippon Railroad Co., Ltd.	202,000	817,222
Nissha Printing Co., Ltd.(b)	18,800	510,101
Nisshin Oillio Group Ltd. (The)	121,000	593,446
NOF Corp.	141,000	564,064
NS Solutions Corp.	32,300	636,218
NSD Co., Ltd.	62,500	716,183
Ogaki Kyoritsu Bank Ltd. (The)	204,000	629,359
Okasan Securities Group, Inc.	179,000	703,944
Okumura Corp.	214,000	788,383
Onward Holdings Co., Ltd.(b)	127,000	1,013,244
PanaHome Corp.	146,000	867,849
Parco Co., Ltd.	82,500	624,647
Park24 Co., Ltd.	106,000	1,145,169
Plenus Co., Ltd.	59,900	918,570
Point, Inc.	13,640	752,212
Rengo Co., Ltd.	116,000	735,405
Ryohin Keikaku Co., Ltd.	22,200	888,100
Ryosan Co., Ltd.	41,800	1,025,042
Saibu Gas Co., Ltd.	302,000	849,791
Sangetsu Co., Ltd.	47,500	991,440
Sankyu, Inc.	179,000	720,127
Sanwa Holdings Corp.	297,000	906,204
Sanyo Chemical Industries Ltd.	97,000	629,201
Sanyo Shokai Ltd.	222,000	820,364
Senshu Ikeda Holdings, Inc.	382,900	562,516
Shimachu Co., Ltd.	37,600	689,624
Shinko Plantech Co., Ltd.	73,100	653,431
Sinanen Co., Ltd.	105,000	436,659
Sohgo Security Services Co., Ltd.	83,900	855,213
Sumisho Computer Systems Corp.	31,100	434,395
Sumitomo Bakelite Co., Ltd.	156,000	772,155
Sumitomo Osaka Cement Co., Ltd.	288,000	553,283
Sumitomo Real Estate Sales Co., Ltd.	17,830	817,049
Sumitomo Warehouse Co., Ltd. (The)	145,000	680,020
Taiyo Ink Manufacturing Co., Ltd.	33,800	893,796
Takara Holdings, Inc.	110,000	560,628
Takara Standard Co., Ltd.	75,000	470,392
Takasago Thermal Engineering Co., Ltd.	101,300	859,716
Toda Corp.	254,000	826,670
Toho Bank Ltd. (The)	167,000	549,181
Tokai Tokyo Financial Holdings, Inc.	258,000	1,026,285
Tokyo Tatemono Co., Ltd.	235,000	735,620
Tokyo Tomin Bank Ltd. (The)	52,700	603,885
Tokyotokeiba Co., Ltd.	520,000	728,670
Toppan Forms Co., Ltd.	94,900	918,007
Toshiba TEC Corp.	216,000	707,877
Tosoh Corp.	312,000	817,991
Toyo Ink Manufacturing Co., Ltd.	204,000	790,733
Toyobo Co., Ltd.	456,000	767,816
Toyota Auto Body Co., Ltd.	64,600	817,629
UNY Co., Ltd.	103,500	795,344
Valor Co., Ltd.	52,500	408,182
Wacoal Holdings Corp.	76,000	927,562
Xebio Co., Ltd.	25,500	481,817
Yamanashi Chuo Bank Ltd. (The)	126,000	518,296
Yodogawa Steel Works Ltd.	203,000	839,620
Yokohama Rubber Co., Ltd. (The)	191,000	869,850

Total Japan		109,432,520

Netherlands - 1.9%
Aalberts Industries N.V.	37,334	488,630
Arcadis N.V.	44,004	795,033
BinckBank N.V.	79,628	1,001,698
Brit Insurance Holdings N.V.	52,878	715,952
Exact Holding N.V.	37,224	850,360
Grontmij CVA	40,293	761,793
Koninklijke BAM Groep N.V.	87,057	406,497
Mediq N.V.	33,936	624,562
Sligro Food Group N.V.	29,505	856,534
TKH Group N.V.	38,458	701,897

Total Netherlands		7,202,956

New Zealand - 2.7%
Air New Zealand Ltd.	1,011,355	744,140
Auckland International Airport Ltd.	1,136,372	1,461,267
Fisher & Paykel Healthcare Corp., Ltd.	401,985	862,446
Freightways Ltd.	318,849	611,726
Infratil Ltd.	567,903	628,735
Ryman Healthcare Ltd.	342,569	468,780
Sky City Entertainment Group Ltd.	637,735	1,249,835
Sky Network Television Ltd.	292,997	944,938
Tower Ltd.	430,716	539,051
Vector Ltd.	1,244,668	1,848,736
Warehouse Group Ltd. (The)	435,510	1,012,237

Total New Zealand		10,371,891

Norway - 1.6%
Aker ASA Class A	35,640	605,587

See Notes to Schedule of Investments.

42	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2010

Investments	Shares	Value
Atea ASA	115,806	$676,692
Austevoll Seafood ASA	153,622	779,549
Cermaq ASA*	74,533	604,571
Copeinca ASA(b)	73,012	437,860
Sparebank 1 SMN	118,660	779,127
Sparebank 1 SR Bank	55,752	395,219
Tomra Systems ASA	171,393	719,502
Veidekke ASA	200,885	1,204,726

Total Norway		6,202,833

Portugal - 1.7%
BANIF, SGPS, S.A.	534,990	537,354
Martifer, SGPS, S.A.	174,362	384,437
Mota Engil, SGPS, S.A.	285,564	748,545
Portucel Empresa Produtora de Pasta e Papel S.A.(b)	500,602	1,299,344
REN - Redes Energeticas Nacionais S.A.	376,538	1,226,849
Semapa-Sociedade de Investimento e Gestao	104,975	945,220
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	329,513	1,284,321

Total Portugal		6,426,070

Singapore - 3.9%
Ascendas India Trust	1,421,000	956,765
Boustead Singapore Ltd.	1,030,000	627,104
Cityspring Infrastructure Trust	1,805,649	763,078
First Resources Ltd.	638,000	479,837
Guocoland Ltd.	449,102	691,619
Hi-P International Ltd.	1,526,000	705,014
Ho Bee Investment Ltd.	581,000	636,724
Hong Leong Asia Ltd.	253,000	614,333
Hyflux Ltd.	203,000	472,566
K1 Ventures Ltd.	5,471,000	548,628
M1 Ltd.	880,800	1,350,127
Pacific Century Regional Developments Ltd.	4,787,000	600,047
Singapore Post Ltd.	1,698,000	1,374,357
Straits Asia Resources Ltd.	712,000	1,019,984
United Engineers Ltd.	389,000	615,780
UOB-Kay Hian Holdings Ltd.	917,000	978,676
Venture Corp., Ltd.	295,000	1,886,935
Wing Tai Holdings Ltd.	540,000	611,131

Total Singapore		14,932,705

Spain - 1.6%
Abengoa S.A.*(b)	31,351	615,774
Almirall S.A.	157,570	1,242,969
Antena 3 de Television S.A.	205,982	1,183,322
Banco Pastor S.A.	97,581	470,339
Duro Felguera S.A.	134,907	1,330,243
FAES FARMA S.A.	172,789	597,909
FAES FARMA S.A.*(d)	5,975	20,273
La Seda de Barcelona S.A. Class B*†	160,685	—
Viscofan S.A.	18,678	508,364

Total Spain		5,969,193

Sweden - 5.4%
AarhusKarlshamn AB(b)	27,520	512,773
Axfood AB	50,644	1,334,107
Axis Communications AB	68,869	796,480
Cardo AB	27,390	709,212
Castellum AB	174,819	1,597,228
Clas Ohlson AB Class B	48,440	669,147
Fabege AB	186,809	1,114,805
Hoganas AB Class B	20,025	523,656
Holmen AB Class B	36,794	878,952
HQ AB	89,012	634,820
Husqvarna AB Class A	85,441	516,796
Intrum Justitia AB(b)	87,362	858,801
JM AB	44,841	606,466
KappAhl AB	58,733	362,270
Kungsleden AB(b)	230,120	1,404,613
Loomis AB Class B(b)	62,600	603,315
Mekonomen AB	34,595	769,074
NCC AB Class B	76,256	1,146,486
Nordnet AB Class B	142,238	504,468
Peab AB	347,755	1,711,516
Q-Med AB	74,419	623,983
Saab AB Class B	54,742	626,768
SkiStar AB	28,212	439,566
Trelleborg AB Class B	77,393	467,421
Wihlborgs Fastigheter AB	50,762	968,666

Total Sweden		20,381,389

Switzerland - 0.3%
Kudelski S.A.	22,369	608,828
Mobilezone Holding AG	66,222	561,906

Total Switzerland		1,170,734

United Kingdom - 15.2%
Ashtead Group PLC	311,152	418,265
Atkins WS PLC	81,791	836,381
BBA Aviation PLC	300,489	824,046
BlueBay Asset Management PLC	156,852	677,012
Bodycote PLC	216,459	644,450
Brewin Dolphin Holdings PLC	339,612	656,710
Britvic PLC	132,299	940,971
Carpetright PLC	35,259	337,606
Chaucer PLC	1,203,889	751,975
Chemring Group PLC	10,962	487,743
Chesnara PLC	146,460	503,973
Chloride Group PLC	90,591	523,158
Cineworld Group PLC	258,585	766,000
Close Brothers Group PLC	119,333	1,237,240
Computacenter PLC	124,871	532,435
Dairy Crest Group PLC	127,508	704,112
Davis Service Group PLC	176,467	968,924
De La Rue PLC	78,320	1,110,228
Domino Printing Sciences PLC	83,661	569,376
DS Smith PLC	296,104	536,031
Dunelm Group PLC	91,196	451,747
eaga PLC	251,674	431,502
Electrocomponents PLC	478,792	1,553,699
Elementis PLC	560,469	526,169
Euromoney Institutional Investor PLC	62,031	556,363
F&C Asset Management PLC	1,166,638	907,611
Fidessa Group PLC	21,587	431,478
Filtrona PLC	195,971	636,813
Forth Ports PLC	26,499	467,416
Game Group PLC	530,244	506,917
Go-Ahead Group PLC	66,928	1,073,403
Greene King PLC	217,334	1,275,576
Greggs PLC	73,878	508,432
Halfords Group PLC	127,466	933,866
Halma PLC	263,431	1,080,280
Hansteen Holdings PLC	686,963	688,602
Headlam Group PLC	197,016	666,884
Helical Bar PLC	124,106	514,134
Hill & Smith Holdings PLC	96,069	427,593
HMV Group PLC(b)	1,182,503	1,114,559
Hunting PLC	82,567	553,778

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	43

Schedule of Investments (unaudited)(concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2010

Investments	Shares	Value
Interserve PLC	254,866	$759,750
ITE Group PLC	257,379	554,878
JD Wetherspoon PLC	128,316	749,656
Keller Group PLC	69,571	548,528
Kesa Electricals PLC	510,107	930,305
Kier Group PLC	50,731	734,319
Laird PLC	522,786	821,247
Marston’s PLC	720,218	1,002,091
Mcbride PLC	152,344	296,298
Melrose PLC	335,203	1,055,149
Micro Focus International PLC	74,539	471,274
Mitie Group PLC	217,349	690,348
Moneysupermarket.com Group PLC	607,960	655,344
Morgan Crucible Co. PLC(b)	223,062	616,386
Morgan Sindall Group PLC	88,697	682,075
Mothercare PLC	64,782	552,446
N. Brown Group PLC	231,085	865,352
Northern Foods PLC	1,099,232	715,384
PayPoint PLC	138,269	548,190
Premier Farnell PLC	312,600	1,024,220
Provident Financial PLC	148,721	1,869,011
PV Crystalox Solar PLC	697,544	558,323
Restaurant Group PLC	276,202	867,774
Robert Wiseman Dairies PLC	91,809	682,381
RPC Group PLC	136,405	524,474
RPS Group PLC	144,325	403,779
Safestore Holdings PLC	270,175	462,819
Savills PLC	130,029	534,975
Schroders PLC	29,126	436,190
Severfield-Rowen PLC	193,946	615,144
Spectris PLC	73,916	858,145
Spirax-Sarco Engineering PLC	36,501	748,145
Sthree PLC	133,677	503,785
Synergy Health PLC	46,265	450,949
Ted Baker PLC	52,471	426,265
Telecom Plus PLC	93,109	472,228
Tullett Prebon PLC	183,888	869,087
Ultra Electronics Holdings PLC	23,211	533,738
Victrex PLC	29,298	479,530
WH Smith PLC	123,671	757,303
Wincanton PLC	210,120	748,178
Xchanging PLC	117,645	344,977

Total United Kingdom		57,753,898

TOTAL COMMON STOCKS (Cost: $409,019,973)		378,080,103

EXCHANGE-TRADED FUNDS - 0.1%
United States - 0.1%
WisdomTree Europe SmallCap Dividend Fund(e)	5,036	161,464
WisdomTree Japan SmallCap Dividend Fund(e)	2,852	111,827

TOTAL EXCHANGE-TRADED FUNDS (Cost: $302,843)		273,291

SHORT-TERM INVESTMENT - 0.7%
MONEY MARKET FUND - 0.7%
Invesco Treasury Fund Private Class, 0.02%(f)
(Cost: $2,491,753)	2,491,753	2,491,753

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
MONEY MARKET FUND - 2.4%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(g)
(Cost: $9,082,000)(h)	9,082,000	$9,082,000

TOTAL INVESTMENTS IN SECURITIES - 102.9% (Cost: $420,896,569)(i)		389,927,147
Liabilities in Excess of Foreign Currency and Other Assets - (2.9)%		(10,874,281)

NET ASSETS - 100.0%		$379,052,866

RSP - Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0% of net assets.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At June 30, 2010, the aggregate value of these securities amounted to $1,866,766 representing 0.5% of net assets.

(d)	A bonus share security is booked under an unlisted line that will assimilate into an ordinary line on a later date not currently disclosed.
(e)	Affiliated companies (See Note 4).
(f)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(g)	Interest rate shown reflects yield as of June 30, 2010.
(h)	At June 30, 2010, the total market value of the Fund’s securities on loan was $8,260,898 and the total market value of the collateral held by the Fund was $9,082,000.
(i)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

44	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 98.9%
Argentina - 0.1%
Petrobras Energia S.A., ADR	33,832	$487,519

Brazil - 18.5%
AES Tiete S.A.	228,892	2,259,078
Banco do Brasil S.A.	1,575,200	21,838,695
Cia de Bebidas das Americas	127,000	11,019,584
Cia de Saneamento de Minas Gerais-COPASA	61,300	850,208
Cia Energetica de Minas Gerais	210,805	2,272,367
Cia Siderurgica Nacional S.A.	672,395	9,885,419
Cielo S.A.	603,000	5,131,772
CPFL Energia S.A.	296,443	6,512,701
Cremer S.A.	22,600	222,803
Drogasil S.A.	19,900	380,888
EDP - Energias do Brasil S.A.	88,000	1,730,707
Eternit S.A.	69,000	323,850
Grendene S.A.	60,897	261,832
JHSF Participacoes S.A.	277,883	403,913
Light S.A.	238,239	2,782,209
LPS Brasil Consultoria de Imoveis S.A.	17,263	220,085
Natura Cosmeticos S.A.	143,900	3,193,343
Redecard S.A.	462,400	6,544,146
Souza Cruz S.A.	203,520	7,677,870
Sul America S.A.	45,700	1,086,405
Tegma Gestao Logistica	17,973	151,960
Tele Norte Leste Participacoes S.A.	63,100	1,314,510
Telecomunicacoes de Sao Paulo S.A.	71,023	1,292,008
Tivit Terceirizacao de Tecnologia e Servicos S.A.	32,000	321,331
Tractebel Energia S.A.	273,451	3,201,008

Total Brazil		90,878,692

Chile - 3.7%
AES Gener S.A.	3,089,016	1,348,805
Banco de Chile	49,007,510	4,936,973
Banco Santander Chile	72,924,018	4,747,148
Cia Cervecerias Unidas S.A.	130,620	1,133,995
CorpBanca S.A.	168,276,208	1,627,637
ENTEL Chile S.A.	136,355	1,829,016
Inversiones Aguas Metropolitanas S.A.	604,194	745,388
Madeco S.A.	10,455,938	560,054
Parque Arauco S.A.	276,784	382,810
Sociedad de Inversiones Oro Blanco S.A.	11,118,980	150,161
Sociedad Matriz Banco de Chile Class B	2,898,157	547,421

Total Chile		18,009,408

China - 4.4%
Anhui Expressway Co. Class H	244,000	135,362
Bank of China Ltd. Class H	26,518,000	13,519,254
Beijing Capital Land Ltd. Class H	1,078,000	307,322
Chongqing Machinery & Electric Co., Ltd. Class H	1,306,000	315,299
Dalian Port PDA Co., Ltd. Class H	2,410,000	1,052,246
Great Wall Technology Co., Ltd. Class H	424,000	176,958
Guangzhou R&F Properties Co., Ltd. Class H	1,129,600	1,449,144
Huaneng Power International, Inc. Class H(a)	1,470,000	875,905
Jiangsu Expressway Co., Ltd. Class H	555,642	505,898
Shandong Chenming Paper Holdings Ltd. Class H	195,500	147,118
Sichuan Expressway Co., Ltd. Class H	1,268,000	698,551
Weiqiao Textile Co. Class H	596,000	366,609
Xiamen International Port Co., Ltd. Class H	1,044,000	186,353
Zhejiang Expressway Co., Ltd. Class H	1,872,715	1,736,322

Total China		21,472,341

Czech Republic - 4.9%
CEZ AS	293,933	12,066,237
Komercni Banka AS	19,124	3,100,837
Telefonica O2 Czech Republic AS	468,881	9,145,494

Total Czech Republic		24,312,568

Hungary - 0.7%
Magyar Telekom Telecommunications PLC	1,296,608	3,582,293

Indonesia - 2.5%
Elnusa PT	3,944,000	171,857
Indo Tambangraya Megah PT	577,303	2,365,891
International Nickel Indonesia TbK PT	5,577,000	2,307,088
Medco Energi Internasional TbK PT	1,528,500	497,416
Sampoerna Agro Tbk PT	623,500	156,477
Telekomunikasi Indonesia TbK PT	7,242,500	6,151,930
Timah TbK PT	2,732,000	647,965

Total Indonesia		12,298,624

Israel - 5.8%
Bezeq Israeli Telecommunication Corp., Ltd.	4,133,801	9,089,783
Blue Square-Israel Ltd.	8,277	87,429
Clal Industries and Investments Ltd.	151,219	985,660
Delek Automotive Systems Ltd.	115,319	1,183,048
Delek Group Ltd.	5,451	1,137,527
Discount Investment Corp.	220,899	3,528,465
Gazit-Globe Ltd.	57,408	486,152
Industrial Buildings Corp.	413,758	625,727
Israel Chemicals Ltd.	455,768	4,783,715
Ituran Location and Control Ltd.	20,080	315,569
Koor Industries Ltd.	79,663	1,420,245
Makhteshim-Agan Industries Ltd.	184,216	616,980
Melisron Ltd.	11,374	243,216
Migdal Insurance & Financial Holding Ltd.	318,118	499,941
Oil Refineries Ltd.	1,449,259	607,856
Partner Communications Co., Ltd.	158,691	2,453,036
Shikun & Binui Ltd.	279,806	491,778

Total Israel		28,556,127

Malaysia - 5.7%
Boustead Holdings Bhd	469,800	573,192
British American Tobacco Malaysia Bhd	133,200	1,805,348
DIGI.Com Bhd	733,700	5,212,386
Lafarge Malayan Cement Bhd	457,200	958,884
Malaysia Airports Holdings Bhd	484,300	747,954
Malaysian Bulk Carriers Bhd	120,800	105,968
Media Prima Bhd	393,500	256,459
Multi-Purpose Holdings Bhd	424,700	267,610
OSK Holdings Bhd	434,500	171,787
Petronas Dagangan Bhd	453,800	1,313,392
Petronas Gas Bhd	843,072	2,575,438
PLUS Expressways Bhd	2,440,700	2,570,745
Public Bank Bhd	1,426,376	5,242,896
RHB Capital Bhd	802,200	1,456,969
Telekom Malaysia Bhd	2,335,155	2,416,299
WCT Bhd	264,800	224,109
YTL Power International Bhd	3,230,037	2,204,906

Total Malaysia		28,104,342

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	45

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2010

Investments	Shares	Value
Mexico - 3.0%
Alsea S.A.B de C.V.	220,600	$206,999
Bolsa Mexicana de Valores S.A.B de C.V.	202,100	318,732
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	178,337	280,286
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	120,916	553,790
Grupo Continental S.A.B de C.V.	388,000	1,080,187
Industrias Penoles S.A.B de C.V.	187,770	3,683,582
Kimberly-Clark de Mexico S.A.B de C.V. Class A	407,838	2,377,504
Telefonos de Mexico S.A.B de C.V.	8,842,600	6,307,123

Total Mexico		14,808,203

Philippines - 2.3%
Bank of The Philippine Islands	1,253,300	1,243,702
Globe Telecom, Inc.	181,268	3,499,835
Philippine Long Distance Telephone Co.	112,877	5,844,134
Universal Robina Corp.	771,400	515,875

Total Philippines		11,103,546

Poland - 2.5%
KGHM Polska Miedz S.A.	245,766	6,447,705
Telekomunikacja Polska S.A.	1,398,595	5,922,126

Total Poland		12,369,831

Russia - 3.7%
Lukoil OAO ADR	262,787	13,638,645
Tatneft ADR	158,701	4,475,368

Total Russia		18,114,013

South Africa - 7.0%
Acucap Properties Ltd.	125,909	530,356
African Bank Investments Ltd.	445,370	1,758,636
Allied Technologies Ltd.	55,141	442,377
Astral Foods Ltd.	27,351	399,608
Aveng Ltd.	167,666	753,489
AVI Ltd.	142,749	411,536
City Lodge Hotels Ltd.	19,902	199,518
Emira Property Fund	467,805	759,150
Foschini Ltd.	97,085	821,179
Grindrod Ltd.	207,897	388,902
Group Five Ltd.	49,031	220,664
Hudaco Industries Ltd.	19,132	173,830
Kumba Iron Ore Ltd.	138,947	5,782,782
Lewis Group Ltd.	52,260	401,470
Metropolitan Holdings Ltd.	343,391	719,411
Murray & Roberts Holdings Ltd.	159,251	806,040
Pick’n Pay Holdings Ltd.	237,730	564,414
Pick’n Pay Stores Ltd.	191,945	1,086,698
Pretoria Portland Cement Co., Ltd.	357,397	1,482,588
Raubex Group Ltd.	87,186	216,094
Redefine Properties Ltd.	2,315,723	2,175,012
Resilient Property Income Fund Ltd.	200,764	733,308
Reunert Ltd.	89,058	666,733
SA Corporate Real Estate Fund Nominees Pty Ltd.	2,144,037	811,097
Sanlam Ltd.	938,761	2,799,457
Santam Ltd.	52,810	769,643
Spar Group Ltd. (The)	68,987	718,146
Standard Bank Group Ltd.	566,908	7,572,035

Total South Africa		34,164,173

South Korea - 3.9%
Daeduck Electronics Co.	27,160	166,921
Daekyo Co., Ltd.	51,060	227,729
Daishin Securities Co., Ltd.	39,620	460,409
Grand Korea Leisure Co., Ltd.	30,280	597,192
GS Home Shopping, Inc.	3,497	220,071
Huchems Fine Chemical Corp.	15,160	324,423
Jinro Ltd.	29,960	831,156
Kangwon Land, Inc.	124,310	1,881,998
Korea Exchange Bank	267,520	2,758,469
Korea Petrochemical Industries Co., Ltd.	4,001	182,048
KT&G Corp.	65,381	3,220,989
LG Telecom Ltd.	264,640	1,658,920
Paradise Co., Ltd.	78,072	212,756
SK Telecom Co., Ltd., ADR	381,952	5,626,153
SK Telecom Co., Ltd.	5,511	723,847
Woongjin Thinkbig Co., Ltd.	15,590	323,419

Total South Korea		19,416,500

Taiwan - 18.2%
AcBel Polytech, Inc.	330,635	220,207
Accton Technology Corp.	220,000	109,892
Advantech Co., Ltd.	218,964	450,447
Altek Corp.	154,495	200,983
Arcadyan Technology Corp.	54,000	100,836
Asia Cement Corp.	1,716,624	1,517,269
ASROCK Inc.	71,000	268,475
AV Tech Corp.	64,000	188,227
Avermedia Technologies, Inc.	126,460	165,890
Chang Hwa Commercial Bank	2,781,000	1,276,621
Cheng Uei Precision Industry Co., Ltd.	229,000	370,602
China Steel Chemical Corp.	118,520	346,728
China Steel Corp.	4,832,951	4,482,266
Chinese Maritime Transport Ltd.	246,800	549,955
Chung Hsin Electric & Machinery Manufacturing Corp.	242,873	129,254
Chunghwa Telecom Co., Ltd.	5,560,060	11,057,306
Compal Communications, Inc.	270,184	225,353
CSBC Corp. Taiwan	262,000	207,111
CTCI Corp.	381,992	375,673
Cyberlink Corp.	61,000	246,798
Darfon Electronics Corp.*	117,000	128,537
Depo Auto Parts Industries Co., Ltd.	82,163	192,293
Dynamic Electronics Co., Ltd.	194,000	153,961
Eternal Chemical Co., Ltd.*	426,000	409,673
Far EasTone Telecommunications Co., Ltd.	2,168,595	2,679,403
Farglory Land Development Co., Ltd.	285,000	569,441
Feng Hsin Iron & Steel Co.	256,922	340,628
Feng TAY Enterprise Co., Ltd.*	210,000	197,050
Flytech Technology Co., Ltd.	38,000	99,460
Formosa Petrochemical Corp.	1,184,000	2,870,504
Formosa Taffeta Co., Ltd.	1,081,956	764,371
FSP Technology, Inc.	118,000	140,653
Gemtek Technology Corp.	199,544	278,839
Getac Technology Corp.	267,321	156,408
Global Mixed Mode Technology, Inc.	35,000	154,677
Great China Metal Industry	116,000	88,449
Great Wall Enterprise Co.	183,000	159,754
Greatek Electronics, Inc.	259,639	250,092
Green Energy Technology, Inc.	61,000	121,311
Holtek Semiconductor, Inc.	109,454	150,224
HTC Corp.	447,000	5,981,980
Hua Nan Financial Holdings Co., Ltd.	2,238,000	1,292,031
Huaku Development Co., Ltd.	145,223	361,120
Hung Poo Real Estate Development Corp.	194,385	242,289
Hung Sheng Construction Co., Ltd.	388,000	195,621
See Notes to Schedule of Investments.

46	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2010

Investments	Shares	Value
Infortrend Technology, Inc.	210,000	$267,961
Inventec Appliances Corp.	633,224	454,253
Inventec Co., Ltd.	1,350,192	722,758
I-Sheng Electric Wire & Cable Co., Ltd.	64,000	112,737
KYE Systems Corp.	114,611	112,002
Lite-On Technology Corp.	831,117	918,247
Long Bon International Co., Ltd.	284,000	109,600
Merida Industry Co., Ltd.	97,646	137,057
Merry Electronics Co., Ltd.	92,000	125,410
Nan Ya Printed Circuit Board Corp.	316,569	1,295,577
Novatek Microelectronics Corp., Ltd.	287,415	779,106
Oriental Union Chemical Corp.	337,155	250,782
Quanta Computer, Inc.	2,072,990	3,774,175
Radiant Opto-Electronics Corp.	159,121	216,658
Senao International Co., Ltd.	196,000	314,757
Shih Wei Navigation Co., Ltd.	412,901	548,067
Siliconware Precision Industries Co.	1,468,514	1,601,899
Sincere Navigation	383,410	449,260
Sonix Technology Co., Ltd.	75,011	155,711
Star Comgistic Capital Co., Ltd.*	58,588	54,063
Sunrex Technology Corp.	141,000	138,009
Syncmold Enterprise Corp.	63,000	127,053
Taiwan Cement Corp.	1,529,396	1,299,426
Taiwan Cogeneration Corp.	394,000	207,230
Taiwan Cooperative Bank	2,310,000	1,401,895
Taiwan Mobile Co., Ltd.	2,675,000	5,469,633
Taiwan Navigation Co., Ltd.	451,000	541,091
Taiwan Secom Co., Ltd.	264,635	415,918
Taiwan Semiconductor Manufacturing Co., Ltd.	11,775,000	22,207,647
Taiwan Sogo Shin Kong SEC	173,000	126,527
Teco Electric and Machinery Co., Ltd.	697,624	288,763
Ton Yi Industrial Corp.*	680,683	293,402
Tsann Kuen Enterprise Co., Ltd.	61,144	114,556
TSRC Corp.	395,222	548,586
Tung Ho Steel Enterprise Corp.	454,095	358,963
U-Ming Marine Transport Corp.	789,858	1,514,254
Universal Scientific Industrial Co., Ltd.*	1,154,486	747,345
Young Fast Optoelectronics Co., Ltd.	52,000	396,496
Yung Shin Pharmaceutical Industrial Co., Ltd.	117,000	116,885
Zinwell Corp.	187,000	280,516

Total Taiwan		89,462,937

Thailand - 5.0%
Advanced Info Service PCL	2,138,190	5,726,705
Asian Property Development PCL	1,547,700	265,197
Bangkok Expressway PCL	587,588	315,654
BEC World PCL	956,469	812,068
Big C Supercenter PCL	296,300	503,134
Charoen Pokphand Foods PCL	2,671,700	1,674,452
Delta Electronics Thai PCL	882,700	629,527
Electricity Generating PCL	334,598	847,084
Esso Thailand PCL	2,644,868	522,604
Glow Energy PCL	705,800	811,703
Hana Microelectronics PCL	458,100	381,868
IRPC PCL	8,071,200	1,031,638
Kiatnakin Bank PCL	367,978	309,583
Land and Houses PCL	6,256,700	1,023,789
LPN Development PCL	988,800	261,014
Major Cineplex Group PCL	320,000	92,868
MCOT PCL	501,000	368,132
Precious Shipping PCL	918,373	516,035
Preuksa Real Estate PCL	734,000	407,904
PTT Aromatics & Refining PCL	1,311,400	1,022,317
Quality Houses PCL	5,151,400	321,267
Ratchaburi Electricity Generating Holding PCL	817,196	908,276
Siam City Cement PCL	119,700	790,855
Siam Makro PCL	126,600	429,947
Thai Oil PCL	1,082,791	1,479,268
Thai Tap Water Supply PCL	2,526,600	346,345
Thai Union Frozen Products PCL	351,996	483,601
Thai Vegetable Oil PCL	639,000	392,593
Thanachart Capital PCL	467,200	418,302
Tisco Financial Group PCL	601,182	533,621
Total Access Communication PCL	912,400	1,035,218

Total Thailand		24,662,569

Turkey - 7.0%
Adana Cimento Class A	70,941	212,386
Akcansa Cimento A.S.	102,920	419,286
Aksigorta A.S.	448,115	520,784
Anadolu Hayat Emeklilik A.S.	130,291	337,403
Anadolu Sigorta	183,318	118,101
Cimsa Cimento Sanayi ve Tica	103,344	571,142
Dogan Sirketler Grubu Holdings	2,350,538	1,499,475
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret As	12,507	371,280
Ford Otomotiv Sanayi A.S.	551,414	3,587,282
Hurriyet Gazetecilik A.S.	412,012	335,699
Is Yatirim Menkul Degerler A.S.	103,458	135,918
Mardin Cimento Sanayii	99,605	471,838
Migros Ticaret A.S	71,874	1,259,753
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	330,382	452,821
Tofas Turk Otomobil Fabrikasi A.S.	231,795	790,584
Tupras Turkiye Petrol Rafine	192,922	3,533,705
Turk Telekomunikasyon A.S.	2,827,386	9,018,348
Turkcell Iletisim Hizmet A.S.	988,025	5,148,401
Turkiye Is Bankasi Class C	1,550,526	4,847,689
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	305,290	617,040

Total Turkey		34,248,935

TOTAL COMMON STOCKS (Cost: $492,768,029)		486,052,621

WARRANTS - 0.0%
Thailand - 0.0%
Ticon Industrial Connection PCL, expiring 1/22/14*
(Cost: $0)	69,333	1,370

TOTAL LONG-TERM INVESTMENTS (Cost: $492,768,029)		486,053,991

SHORT-TERM INVESTMENT - 1.9%
MONEY MARKET FUND - 1.9%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $9,540,121)	9,540,121	9,540,121

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
MONEY MARKET FUND - 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $847,000)(d)	847,000	847,000

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $503,155,150)(e)		496,441,112
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.0)%		(5,145,114)

NET ASSETS - 100.0%		$491,295,998

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	47

Schedule of Investments (unaudited)(concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2010

ADR - American Depositary Receipt

PCL - Public Company Limited

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(c)	Interest rate shown reflects yield as of June 30, 2010.
(d)	At June 30, 2010, the total market value of the Fund’s securities on loan was $788,593 and the total market value of the collateral held by the Fund was $847,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

48	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.2%
Brazil - 7.6%
AES Tiete S.A.	491,927	$4,855,135
American Banknote S.A.	77,627	641,688
B2W Cia Global Do Varejo	26,758	438,816
Bematech S.A.	13,355	63,422
Brasil Brokers Participacoes S.A.	133,402	433,695
Brookfield Incorporacoes S.A.	244,072	1,056,179
Camargo Correa Desenvolvimento Imobiliario S.A.	89,363	253,836
CETIP S.A. - Balcao Organizado de Ativos E Derivativos	158,961	1,260,223
CiA de Saneamento de Minas Gerais- COPASA	148,274	2,056,505
CiA Hering	21,566	562,331
Cremer S.A.	11,231	110,721
Diagnosticos da America S.A.	102,668	967,158
Drogasil S.A.	26,770	512,380
Equatorial Energia S.A.	135,123	1,210,672
Estacio Participacoes S.A.	32,844	366,249
Eternit S.A.	52,260	245,281
Even Construtora E Incorporadora S.A.	153,756	555,313
Ez Tec Empreendimentos e Participacoes S.A.	91,288	419,342
Grendene S.A.	35,938	154,519
Industrias Romi S.A.	13,839	86,220
Iochpe Maxion S.A.	66,048	622,189
JHSF Participacoes S.A.	844,721	1,227,833
Kroton Educacional S.A.	23,256	172,243
Localiza Rent A Car S.A.	76,767	884,577
Lojas Americanas S.A.	108,221	600,394
LPS Brasil Consultoria de Imoveis S.A.	21,382	272,598
M Dias Branco S.A.	21,326	472,189
Marisa Lojas S.A.*	28,166	324,397
Obrascon Huarte Lain Brasil S.A.	50,471	1,173,223
Odontoprev S.A.	16,379	567,018
Positivo Informatica S.A.	76,713	711,165
Rossi Residencial S.A.	130,076	940,300
Santos Brasil Participacoes S.A.	16,604	138,175
Sao Martinho S.A.	26,775	205,733
Springs Global Participacoes S.A.	140,223	334,513
Tegma Gestao Logistica	20,762	175,541
Tivit Terceirizacao de Tecnologia e Servicos S.A.	95,029	954,244
Totvs S.A.	18,424	1,352,695

Total Brazil		27,378,712

Chile - 3.5%
CorpBanca S.A.	419,486,415	4,057,447
Empresas La Polar S.A.	162,486	880,707
Inversiones Aguas Metropolitanas S.A.	1,935,782	2,388,153
Madeco S.A.	22,276,573	1,193,206
Parque Arauco S.A.	974,669	1,348,030
Sociedad de Inversiones Oro Blanco S.A.	23,287,609	314,496
Sociedad Matriz Banco de Chile Class B	1,656,665	312,921
Sonda S.A.	535,582	850,363
Vina Concha y Toro S.A.	540,669	1,119,919

Total Chile		12,465,242

China - 6.0%
Angang Steel Co., Ltd. Class H	190,340	229,763
Anhui Expressway Co. Class H	614,721	341,023
BBMG Corp. Class H	344,540	359,267
Beijing Capital Land Ltd. Class H	2,468,948	703,860
Beijing Jingkelong Co., Ltd. Class H	177,198	204,797
China National Materials Co., Ltd. Class H	415,456	252,886
China Oilfield Services Ltd. Class H	435,549	515,131
China Shipping Development Co., Ltd. Class H	302,449	386,453
China South Locomotive and Rolling Stock Corp. Class H	652,352	449,023
Chongqing Machinery & Electric Co., Ltd. Class H	2,799,305	675,818
Dalian Port PDA Co., Ltd. Class H	5,714,560	2,495,073
Datang International Power Generation Co., Ltd. Class H	1,765,378	720,919
First Tractor Co., Ltd. Class H	357,762	194,337
Great Wall Motor Co., Ltd. Class H	489,761	855,351
Great Wall Technology Co., Ltd. Class H	685,492	286,093
Guangshen Railway Co., Ltd. Class H	1,315,964	459,657
Guangzhou Shipyard International Co., Ltd. Class H	46,858	66,432
Harbin Power Equipment Co., Ltd. Class H	302,174	217,691
Huadian Power International Co., Ltd. Class H	820,649	200,232
Huaneng Power International, Inc. Class H(a)	3,959,046	2,359,011
Jiangsu Expressway Co., Ltd. Class H	1,569,062	1,428,591
Lianhua Supermarket Holdings Co., Ltd. Class H	81,205	298,764
Maanshan Iron & Steel Class H	483,917	213,772
Shandong Chenming Paper Holdings Ltd. Class H	567,447	427,016
Shanghai Forte Land Co. Class H	1,901,240	502,951
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,322,182	300,529
Shenzhen Expressway Co., Ltd. Class H	709,970	314,543
Sichuan Expressway Co., Ltd. Class H	3,423,271	1,885,906
Sinopec Shanghai Petrochemical Co., Ltd. Class H	939,849	359,663
Sinotrans Ltd. Class H	855,490	196,648
Tong Ren Tang Technologies Co., Ltd. Class H	92,648	180,843
Travelsky Technology Ltd. Class H	948,137	784,113
Weichai Power Co., Ltd. Class H	51,899	338,567
Weiqiao Textile Co. Class H	1,354,532	833,194
Xiamen International Port Co., Ltd. Class H	1,879,546	335,497
Xinjiang Xinxin Mining Industry Co., Ltd. Class H	93,054	46,006
Zhuzhou CSR Times Electric Co., Ltd. Class H	349,091	745,956
ZTE Corp. Class H	121,031	372,240

Total China		21,537,616

Indonesia - 2.4%
AKR Corporindo TbK PT	2,345,900	274,314
Aneka Tambang Tbk PT	6,090,325	1,303,390
Elnusa PT	7,635,970	332,731
Global Mediacom TbK PT	3,141,802	114,373
Indika Energy TbK PT	3,019,371	949,278
Jasa Marga Persero Tbk PT	4,646,910	1,038,058
Kalbe Farma Tbk PT	2,054,011	475,833
Medco Energi Internasional TbK PT	3,766,214	1,225,630
Media Nusantara Citra TbK PT	3,579,790	142,165
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	600,402	549,734

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	49

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2010

Investments	Shares	Value
Sampoerna Agro Tbk PT	1,496,356	$375,533
Summarecon Agung TbK PT	3,631,954	340,558
Timah TbK PT	6,530,852	1,548,961

Total Indonesia		8,670,558

Israel - 8.3%
Blue Square-Israel Ltd.	5,212	55,054
Clal Industries and Investments Ltd.	395,557	2,578,280
Delek Automotive Systems Ltd.	31,470	322,848
Discount Investment Corp.	508,420	8,121,098
Elbit Systems Ltd.	12,455	635,345
Gazit-Globe Ltd.	236,451	2,002,356
Industrial Buildings Corp.	692,662	1,047,514
Ituran Location and Control Ltd.	6,324	99,385
Koor Industries Ltd.	99,639	1,776,380
Makhteshim-Agan Industries Ltd.	631,468	2,114,926
Melisron Ltd.	3,748	80,145
Migdal Insurance & Financial Holding Ltd.	1,299,191	2,041,753
Oil Refineries Ltd.	5,482,479	2,299,491
Ormat Industries	143,411	1,067,777
Osem Investments Ltd.	65,251	832,133
Shikun & Binui Ltd.	979,258	1,721,112
Shufersal Ltd.	337,506	1,782,526
Strauss Group Ltd.	101,693	1,362,369

Total Israel		29,940,492

Malaysia - 5.0%
Affin Holdings Bhd	493,500	458,822
Alliance Financial Group Bhd	835,400	761,214
Berjaya Corp. Bhd	566,300	222,147
Berjaya Retail Bhd*	56,630	22,740
Boustead Holdings Bhd	218,500	266,587
Dialog Group Bhd	1,478,915	479,648
EON Capital Bhd*	93,100	198,422
Gamuda Bhd	1,670,983	1,646,467
Genting Plantation Bhd	335,200	690,590
Hartalega Holdings Bhd	88,400	219,259
IGB Corp. Bhd	1,032,519	558,118
IJM Corp. Bhd	403,400	613,043
Kulim Malaysia Bhd	266,100	612,338
Lafarge Malayan Cement Bhd	1,243,500	2,607,989
Malaysia Airports Holdings Bhd	127,100	196,293
Malaysian Bulk Carriers Bhd	1,115,700	978,714
Media Prima Bhd	325,900	212,401
Multi-Purpose Holdings Bhd	701,008	441,716
Parkson Holdings Bhd	451,205	759,558
SapuraCrest Petroleum Bhd	599,100	408,961
SP Setia Bhd	1,372,326	1,776,076
TAN Chong Motor Holdings Bhd	88,100	117,013
Top Glove Corp. Bhd	132,700	562,361
UMW Holdings Bhd	1,289,826	2,521,884
Wah Seong Corp. Bhd	301,678	201,274
WCT Bhd	712,200	602,758

Total Malaysia		18,136,393

Mexico - 1.9%
Alsea S.A.B de C.V.	776,974	729,069
Banco Compartamos S.A. de C.V.	117,398	612,484
Bolsa Mexicana de Valores S.A.B de C.V.	545,242	859,902
CIA Minera Autlan S.A.B. de C.V. Series B*	117,128	244,266
Consorcio ARA S.A.B de C.V.	583,162	348,963
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	532,788	837,366
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	315,174	922,939
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	359,047	1,644,420
Grupo Continental S.A.B de C.V.	230,944	642,945

Total Mexico		6,842,354

Philippines - 2.9%
Aboitiz Equity Ventures, Inc.	3,563,525	1,518,275
Banco de Oro Unibank, Inc.	357,709	370,403
Energy Development Corp.	12,831,256	1,259,459
Filinvest Land, Inc.	17,685,679	366,266
First Philippine Holdings Corp.	580,840	701,694
International Container Terminal Services, Inc.	694,928	472,230
Jollibee Foods Corp.	450,923	685,796
Manila Water Co., Inc.	1,594,027	567,392
Megaworld Corp.	9,758,640	298,938
Metropolitan Bank & Trust	807,230	1,097,087
Philex Mining Corp.	703,735	193,563
Robinsons Land Corp.	2,876,292	915,226
Security Bank Corp.	227,025	330,583
Universal Robina Corp.	2,145,013	1,434,482
Vista Land & Lifescapes, Inc.	3,303,456	133,977

Total Philippines		10,345,371

Poland - 0.5%
Asseco Poland S.A.	45,764	731,758
Eurocash S.A.	35,605	228,570
PBG S.A.	843	52,170
TVN S.A.	181,143	855,524

Total Poland		1,868,022

South Africa - 10.9%
Acucap Properties Ltd.	43,741	184,246
Adcock Ingram Holdings Ltd.	95,353	721,448
Aeci Ltd.	52,877	469,049
African Oxygen Ltd.(a)	181,197	535,379
Allied Technologies Ltd.	18,513	148,523
Astral Foods Ltd.	79,873	1,166,972
Aveng Ltd.	439,218	1,973,840
AVI Ltd.	450,140	1,297,724
Barloworld Ltd.(a)	148,670	789,333
Basil Read Holdings Ltd.	14,435	24,668
City Lodge Hotels Ltd.	53,247	533,804
Emira Property Fund	1,307,714	2,122,148
Foschini Ltd.	318,542	2,694,339
Grindrod Ltd.	501,379	937,903
Group Five Ltd.	101,999	459,047
Hudaco Industries Ltd.	6,959	63,228
Illovo Sugar Ltd.	348,044	1,259,910
Investec Ltd.	183,200	1,286,926
JD Group Ltd.	99,207	524,131
JSE Ltd.	52,134	446,816
Lewis Group Ltd.	168,029	1,290,828
Medi-Clinic Corp., Ltd.	363,415	1,247,761
Metropolitan Holdings Ltd.	791,744	1,658,719
Mondi Ltd.	97,155	572,730
Mr. Price Group Ltd.	243,702	1,422,639
Murray & Roberts Holdings Ltd.	395,841	2,003,526
Nampak Ltd.	391,590	980,788
Northam Platinum Ltd.(a)	101,845	604,496
Pick’n Pay Holdings Ltd.	339,396	805,788
Raubex Group Ltd.	181,611	450,130
Resilient Property Income Fund Ltd.	278,671	1,017,870
Reunert Ltd.	245,044	1,834,522

See Notes to Schedule of Investments.

50	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2010

Investments	Shares	Value
SA Corporate Real Estate Fund Nominees Pty Ltd.	5,972,281	$2,259,336
Santam Ltd.	116,655	1,700,109
Spar Group Ltd. (The)	225,252	2,344,845
Tongaat Hulett Ltd.	60,457	847,414
Wilson Bayly Holmes-Ovcon Ltd.	43,957	626,745

Total South Africa		39,307,680

South Korea - 10.6%
Bukwang Pharmaceutical Co., Ltd.	20,939	240,754
Busan Bank	87,218	795,834
Cheil Worldwide, Inc.	111,900	1,176,724
CJ CheilJedang Corp.	2,032	373,320
CJ Corp.	14,806	726,993
Daeduck Electronics Co.	65,937	405,238
Daegu Bank Ltd.	50,679	580,627
Daekyo Co., Ltd.	57,542	256,639
Daewoong Pharmaceutical Co., Ltd.	2,721	102,987
Daishin Securities Co., Ltd.	93,127	1,082,194
Dong-A Pharmaceutical Co., Ltd.	1,398	140,719
Dongbu Insurance Co., Ltd.	27,523	799,586
Dongbu Steel Co., Ltd.	36,708	315,421
Dongkuk Steel Mill Co., Ltd.	45,171	813,249
Doosan Corp.	6,578	600,219
Grand Korea Leisure Co., Ltd.	26,693	526,448
Green Cross Corp.	1,853	213,056
GS Home Shopping, Inc.	570	35,871
Halla Climate Control Corp.	105,610	1,417,393
Halla Engineering & Construction Corp.	9,536	100,669
Handsome Co., Ltd.	28,224	353,388
Hanjin Heavy Industries & Construction Co., Ltd.	17,339	369,635
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	16,970	163,178
Hanmi Pharm Co., Ltd.	3,600	253,952
Hansol Paper Co.	55,054	635,257
Hanssem Co., Ltd.	27,022	280,842
Hanwha Chem Corp.	116,323	1,689,683
Hanwha Corp.	38,587	1,177,853
Hotel Shilla Co., Ltd.	25,758	522,763
Huchems Fine Chemical Corp.	15,178	324,809
Hyosung Corp.	15,375	983,928
Hyundai Department Store Co., Ltd.	4,024	386,934
Hyundai Development Co.	32,068	721,682
Hyundai Hysco	27,847	406,778
Hyundai Marine & Fire Insurance Co., Ltd.	47,063	943,598
Hyundai Securities Co.	91,641	881,189
Jinro Ltd.	10,737	297,868
KIWOOM Securities Co., Ltd.	3,351	113,394
Korea Petrochemical Industries Co., Ltd.	5,205	236,830
Korea Plant Service & Engineering Co., Ltd.	15,441	861,789
Korean Reinsurance Co.	73,364	578,764
KP Chemical Corp.	52,078	494,372
LG Fashion Corp.	23,941	560,337
LG Hausys Ltd.	2,709	205,065
LG International Corp.	17,585	444,674
LIG Insurance Co., Ltd.	30,162	603,504
LS Corp.	10,346	748,456
LS Industrial Systems Co., Ltd.	19,778	1,262,462
MegaStudy Co., Ltd.	342	45,452
Mirae Asset Securities Co., Ltd.	6,006	265,412
Nexen Tire Corp.	42,593	262,815
Orion Corp.	217	65,439
Paradise Co., Ltd.	160,269	436,752
Poongsan Corp.	25,218	636,659
S&T Dynamics Co., Ltd.	24,412	373,582
S1 Corp.	31,007	1,324,560
Samsung Fine Chemicals Co., Ltd.	12,140	637,815
Samyang Corp.	3,105	144,074
Seah Besteel Corp.	25,283	413,809
SK Chemicals Co., Ltd.	8,142	445,757
SK Networks Co., Ltd.	93,654	797,078
SKC Co., Ltd.	19,831	477,938
STX Engine Co., Ltd.	13,396	229,668
STX Offshore & Shipbuilding Co., Ltd.	40,068	377,083
STX Pan Ocean Co., Ltd.	70,546	652,367
Sungwoo Hitech Co., Ltd.	18,979	264,813
Taeyoung Engineering & Construction	49,094	190,436
Woongjin Thinkbig Co., Ltd.	16,255	337,214
Woori Investment & Securities Co., Ltd.	111,788	1,454,566
Youngone Corp.	18,509	125,719
Youngone Holdings Co., Ltd.	10,455	211,758
Yuhan Corp.	4,533	567,569

Total South Korea		37,945,260

Taiwan - 21.7%
Ability Enterprise Co., Ltd.	386,162	575,671
AcBel Polytech, Inc.	735,599	489,919
Accton Technology Corp.*	502,092	250,800
ACES Electronic Co., Ltd.	37,987	110,775
Advantech Co., Ltd.	532,019	1,094,454
Alpha Networks, Inc.	367,606	283,157
Altek Corp.	403,294	524,647
Ambassador Hotel (The)	144,977	168,297
AmTRAN Technology Co., Ltd.	394,038	356,249
Arcadyan Technology Corp.	108,238	202,116
Asia Polymer	148,174	122,666
ASROCK Inc.	41,986	158,763
AV Tech Corp.	137,296	403,793
Avermedia Technologies, Inc.	304,763	399,787
BES Engineering Corp.	314,987	71,170
Catcher Technology Co., Ltd.	255,314	556,214
Cheng Uei Precision Industry Co., Ltd.	594,401	961,949
Chicony Electronics Co., Ltd.	521,227	1,166,339
China Electric Manufacturing Corp.	165,101	127,687
China Steel Chemical Corp.	350,232	1,024,596
China Synthetic Rubber Corp.	570,202	543,911
Chinese Maritime Transport Ltd.	560,218	1,248,358
Chin-Poon Industrial Co., Ltd.	91,647	65,031
Chroma ATE, Inc.*	239,767	463,394
Chung Hsin Electric & Machinery Manufacturing Corp.	489,531	260,523
Compal Communications, Inc.	623,231	519,820
Continental Holdings Corp.	48,584	17,766
CSBC Corp. Taiwan	517,967	409,454
CTCI Corp.	991,032	974,639
Cyberlink Corp.	150,450	608,702
Darfon Electronics Corp.	208,963	229,569
Depo Auto Parts Industries Co., Ltd.	192,126	449,648
D-Link Corp.	283,163	216,350
Dynamic Electronics Co., Ltd.	272,959	216,624
Elite Semiconductor Memory Technology, Inc.*	127,282	225,793
Elitegroup Computer Systems Co., Ltd.	338,414	117,434
Eternal Chemical Co., Ltd.	1,047,011	1,006,882
Everlight Electronics Co., Ltd.	378,579	975,564
Far Eastern Department Stores Co., Ltd.	386,966	318,543
Faraday Technology Corp.	320,360	498,514
Farglory Land Development Co., Ltd.	718,746	1,436,083

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	51

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2010

Investments	Shares	Value
Feng Hsin Iron & Steel Co.	617,950	$819,279
Feng TAY Enterprise Co., Ltd.*	389,091	365,096
First Steamship Co., Ltd.	114,977	190,009
Flytech Technology Co., Ltd.	52,309	136,912
Formosa Advanced Technologies Co., Ltd.	150,398	198,696
Formosa International Hotels Corp.	41,684	513,080
Formosa Taffeta Co., Ltd.	2,559,031	1,807,883
Formosan Rubber Group, Inc.	186,080	131,460
FSP Technology, Inc.	178,635	212,929
Gemtek Technology Corp.	483,288	675,338
Getac Technology Corp.	529,235	309,653
Giant Manufacturing Co., Ltd.	186,650	569,276
Gigabyte Technology Co., Ltd.	526,221	516,698
Global Mixed Mode Technology, Inc.	90,848	401,488
Global Unichip Corp.	82,433	300,162
Great China Metal Industry	251,763	191,967
Great Wall Enterprise Co.	490,689	428,359
Greatek Electronics, Inc.	587,725	566,114
Green Energy Technology, Inc.	139,792	278,005
Hannstar Board Corp.	145,056	109,701
Holtek Semiconductor, Inc.	257,482	353,390
Holystone Enterprise Co., Ltd.	270,754	357,702
Hotai Motor Co., Ltd.	255,567	621,190
Huaku Development Co., Ltd.*	403,553	1,003,498
Hung Poo Real Estate Development Corp.	418,619	521,784
Hung Sheng Construction Co., Ltd.	944,496	476,194
I-Chiun Precision Industry Co., Ltd.	100,542	132,360
Infortrend Technology, Inc.	130,000	165,881
Inventec Appliances Corp.	1,415,289	1,015,278
Inventec Co., Ltd.	3,575,599	1,914,019
I-Sheng Electric Wire & Cable Co., Ltd.	123,230	217,071
ITE Technology, Inc.	67,481	105,008
ITEQ Corp.	203,381	256,984
Kindom Construction Co., Ltd.	347,132	236,056
King Slide Works Co., Ltd.	37,094	197,987
Kinsus Interconnect Technology Corp.	289,368	561,058
KYE Systems Corp.	234,316	228,982
Largan Precision Co., Ltd.	73,876	1,186,375
LEE Chang Yung Chem Industries Corp.	583,602	699,273
Lien Hwa Industrial Corp.	284,449	139,872
LITE-ON IT Corp.	727,227	794,413
Long Bon International Co., Ltd.	456,639	176,223
Macronix International	2,636,722	1,751,988
Makalot Industrial Co., Ltd.	132,144	316,670
Merida Industry Co., Ltd.	222,102	311,744
Merry Electronics Co., Ltd.	211,203	287,901
Micro-Star International Co., Ltd.	657,420	348,848
MIN AIK Technology Co., Ltd.	78,819	117,745
Mitac International Corp.	539,798	204,956
Nantex Industry Co., Ltd.	93,250	62,686
National Petroleum Co., Ltd.	271,250	304,329
Nien Hsing Textile Co., Ltd.	334,345	182,097
Novatek Microelectronics Corp., Ltd.	734,417	1,990,810
Oriental Union Chemical Corp.*	870,698	647,641
Paragon Technologies Co., Ltd.	47,528	118,334
Phihong Technology Co., Ltd.	244,769	245,291
Pou Chen Corp.	1,529,322	1,197,032
Powertech Technology, Inc.	463,890	1,300,795
Radiant Opto-Electronics Corp.	381,988	520,112
Ralink Technology Corp.	69,157	279,801
Realtek Semiconductor Corp.	315,844	698,894
Richtek Technology Corp.	88,645	749,019
Ruentex Development Co., Ltd.	411,043	656,257
Senao International Co., Ltd.*	460,697	739,834
Shih Wei Navigation Co., Ltd.	980,611	1,301,622
Shihlin Electric & Engineering Corp.	181,543	198,880
Shin Zu Shing Co., Ltd.	104,597	318,366
Silitech Technology Corp.	130,797	337,866
Sincere Navigation	973,687	1,140,915
Sonix Technology Co., Ltd.	172,302	357,672
Standard Foods Corp.	178,408	434,755
Star Comgistic Capital Co., Ltd.*	48,400	44,662
Sunrex Technology Corp.	189,353	185,337
Syncmold Enterprise Corp.	142,905	288,198
Taiflex Scientific Co., Ltd.	89,904	158,926
Taiwan Cogeneration Corp.	689,480	362,641
Taiwan Glass Industrial Corp.	278,150	256,236
Taiwan HON Chuan Enterprise Co., Ltd.	305,610	562,114
Taiwan Navigation Co., Ltd.	705,000	845,829
Taiwan Secom Co., Ltd.	655,936	1,030,913
Taiwan Sogo Shin Kong SEC	164,269	120,141
Teco Electric and Machinery Co., Ltd.	1,663,683	688,638
Test Research, Inc.	82,009	116,129
Test-Rite International Co.	490,218	280,722
Ton Yi Industrial Corp.	1,761,037	759,079
Tong Hsing Electronic Industries Ltd.	57,561	216,762
Transcend Information, Inc.	324,616	864,794
Tripod Technology Corp.	205,344	766,889
Tsann Kuen Enterprise Co., Ltd.	162,875	305,155
TSRC Corp.	1,026,928	1,425,423
Tung Ho Steel Enterprise Corp.	1,242,559	982,245
TXC Corp.	267,962	417,811
U-Ming Marine Transport Corp.	2,131,681	4,086,692
United Integrated Services Co., Ltd.	187,031	178,116
Universal Scientific Industrial Co., Ltd.	2,442,391	1,581,057
Wah Lee Industrial Corp.	155,152	208,839
Wistron NeWeb Corp.	127,035	217,052
WPG Holdings Co., Ltd.	515,648	962,883
WT Microelectronics Co., Ltd.	98,749	103,569
Yageo Corp.	439,432	179,156
Yieh Phui Enterprise	573,557	207,956
Yosun Industrial Corp.	167,877	254,965
Young Fast Optoelectronics Co., Ltd.	131,100	999,627
Yung Shin Pharmaceutical Industrial Co., Ltd.	196,655	196,462
Yungtay Engineering Co., Ltd.	285,994	234,089
Zinwell Corp.	460,317	690,515

Total Taiwan		77,836,836

Thailand - 9.8%
Airports of Thailand PCL	379,672	398,544
Asian Property Development PCL	4,393,986	752,906
Bangkok Dusit Medical Services PCL	818,844	739,462
Bangkok Expressway PCL	1,794,277	963,891
Bangkok Life Assurance PCL	520,012	437,491
BEC World PCL	2,797,006	2,374,735
Big C Supercenter PCL	354,439	601,857
Bumrungrad Hospital PCL	461,866	442,045
Central Pattana PCL	2,006,380	1,238,889
Delta Electronics Thai PCL	2,266,072	1,616,124
Electricity Generating PCL	934,003	2,364,565
Esso Thailand PCL	6,154,763	1,216,131
Glow Energy PCL	1,803,977	2,074,657
Hana Microelectronics PCL	1,286,996	1,072,828
Khon Kaen Sugar Industry PCL	516,288	200,841
Kiatnakin Bank PCL	756,510	636,459
Land and Houses PCL	16,296,763	2,666,652
LPN Development PCL	2,794,702	737,718

See Notes to Schedule of Investments.

52	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2010

Investments	Shares	Value
Major Cineplex Group PCL	834,457	$242,170
MCOT PCL	1,330,510	977,652
Minor International PCL	1,850,731	577,103
Precious Shipping PCL	2,539,498	1,426,949
Preuksa Real Estate PCL	2,014,981	1,119,779
Quality Houses PCL	14,796,172	922,762
Ratchaburi Electricity Generating Holding PCL	2,258,689	2,510,429
Siam City Cement PCL	24,283	160,437
Siam Makro PCL	89,396	303,599
Thai Airways International PCL	409,571	325,608
Thai Tap Water Supply PCL	8,019,903	1,099,363
Thai Union Frozen Products PCL	1,097,876	1,508,351
Thai Vegetable Oil PCL	1,807,231	1,110,339
Thanachart Capital PCL	1,157,543	1,036,392
Thoresen Thai Agencies PCL	617,571	442,348
Tisco Financial Group PCL	685,729	608,667
TPI Polene PCL	518,489	166,480

Total Thailand		35,074,223

Turkey - 8.1%
Adana Cimento Class A	66,696	199,677
Akcansa Cimento A.S.	118,380	482,268
Aksa Akrilik Kimya Sanayii	386,803	625,432
Aksigorta A.S.	1,251,706	1,454,691
Albaraka Turk Katilim Bankasi A.S	309,382	574,504
Anadolu Hayat Emeklilik A.S.	376,631	975,327
Anadolu Sigorta	967,159	623,087
Asya Katilim Bankasi A.S.	354,619	819,773
Cimsa Cimento Sanayi ve Tica	91,401	505,137
Dogan Sirketler Grubu Holdings(a)	6,725,496	4,290,384
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	676,147	960,891
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret As	36,135	1,072,696
Ford Otomotiv Sanayi A.S.	938,896	6,108,087
Hurriyet Gazetecilik A.S.	1,320,782	1,076,146
Is Yatirim Menkul Degerler A.S.	165,153	216,970
Mardin Cimento Sanayii	35,968	170,384
Sekerbank TAS	465,822	438,386
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	991,501	1,358,950
Tekfen Holding As	208,126	617,838
Tofas Turk Otomobil Fabrikasi A.S.	689,743	2,352,511
Turcas Petrolculuk A.S.	149,902	478,134
Turkiye Sinai Kalkinma Bankasi A.S.	747,403	835,562
Ulker Biskuvi Sanayi A.S.	318,929	854,103
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	849,938	1,717,860
Yazicilar Holding A.S. Class A	40,899	242,824

Total Turkey		29,051,622

TOTAL COMMON STOCKS (Cost: $351,709,200)		356,400,381

EXCHANGE-TRADED FUNDS - 1.0%
United States - 1.0%
WisdomTree Emerging Markets Equity Income Fund(a)(b)	14,820	674,903
WisdomTree India Earnings Fund(a)(b)	133,686	3,041,356

TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,518,859)		3,716,259

WARRANTS - 0.0%
Thailand - 0.0%
Minor International PCL, expiring 5/18/13*	188,523	$13,969
Ticon Industrial Connection PCL, expiring 1/22/14*	87,000	1,719

TOTAL WARRANTS (Cost: $0)		15,688

TOTAL LONG-TERM INVESTMENTS (Cost: $355,228,059)		360,132,328

SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET FUND - 0.6%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $1,997,107)	1,997,107	1,997,107

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
MONEY MARKET FUND - 1.5%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $5,470,000)(e)	5,470,000	5,470,000

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $362,695,166)(f)		367,599,435
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.3)%		(8,290,303)

NET ASSETS - 100.0%		$359,309,132

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $4,910,247 and the total market value of the collateral held by the Fund was $5,470,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	53

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.8%
Egypt - 12.0%
Commercial International Bank Egypt S.A.E	8,102	$96,083
Eastern Tobacco	826	17,979
Egyptian Co. for Mobile Services	10,334	305,938
Egyptian Financial Group-Hermes Holding S.A.E.	1,581	8,105
Egyptian International Pharmaceutical Industrial Co.	5,768	35,432
Ghabbour Auto	489	3,367
Maridive & Oil Services S.A.E.	14,073	44,471
National Societe Generale Bank S.A.E	14,979	83,757
Orascom Construction Industries	8,084	322,792
Orascom Telecom Holding S.A.E	230,048	201,130
Sidi Kerir Petrochemcials Co.	71,128	150,348
Telecom Egypt	138,020	381,397

Total Egypt		1,650,799

Jordan - 1.3%
Arab Bank	10,050	151,407
Jordan Petroleum Refinery Co.	47	409
Jordan Phosphate Mines	1,372	28,147

Total Jordan		179,963

Kuwait - 29.5%
Boubyan Petrochemicals Co.*	35,000	58,824
Kuwait Finance House	55,599	186,887
Kuwait Projects Co. Holdings KSC	36,125	40,270
Mobile Telecommunications Co. KSC	795,124	3,054,497
National Bank of Kuwait	111,625	444,127
National Mobile Telecommunication Co. KSC	45,000	271,652

Total Kuwait		4,056,257

Morocco - 9.6%
Attijariwafa Bank	92	3,124
Maroc Telecom	80,562	1,317,354

Total Morocco		1,320,478

Oman - 3.5%
Oman Telecommunications Co.	149,918	450,436
Raysut Cement Co.	8,218	29,924

Total Oman		480,360

Qatar - 23.8%
Barwa Real Estate Co.	9,832	77,754
Commercial Bank of Qatar	18,669	340,904
Doha Bank QSC	18,349	228,748
Gulf International Services OSC	7,665	59,986
Industries Qatar	26,766	712,927
Qatar Electricity & Water Co.	10,578	301,502
Qatar Gas Transport Co. Nakilat	12,509	63,889
Qatar Insurance Co.	4,001	72,840
Qatar International Islamic Bank	10,827	128,732
Qatar Islamic Bank	16,764	326,833
Qatar National Bank S.A.Q	10,631	392,925
Qatar Telecom Q-Telephone QSC	12,739	571,231

Total Qatar		3,278,271

United Arab Emirates - 20.1%
Abu Dhabi National Hotels	173,875	132,079
Air Arabia	912,311	212,622
Aldar Properties PJSC	104,388	78,442
DP World Ltd.	371,393	163,413
Drake & Scull International	1,341,617	281,261
Dubai Financial Market	477,702	185,988
Dubai Investments PJSC	728,331	148,724
Dubai Islamic Bank PJSC	576,877	306,273
Emirates NBD PJSC	634,129	419,540
First Gulf Bank PJSC	92,162	376,387
Gulf Navigation Holding	640,189	85,233
National Bank of Abu Dhabi PJSC	91,629	273,173
Tamweel PJSC*†	65,235	—
Waha Capital PJSC	732,830	109,738

Total United Arab Emirates		2,772,873

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $14,050,641)(a)		13,739,001
Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		31,872

NET ASSETS - 100.0%		$13,770,873

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0% of net assets.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	54

Schedule of Investments (unaudited)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 101.2%
Australia - 11.1%
Adelaide Brighton Ltd.	3,283	$7,432
AGL Energy Ltd.	984	12,218
Amalgamated Holdings Ltd.	1,459	7,024
Amcor Ltd.	2,192	11,812
AMP Ltd.	4,102	18,051
Australia & New Zealand Banking Group Ltd.	5,248	95,791
AXA Asia Pacific Holdings Ltd.	2,533	11,703
Bank of Queensland Ltd.	793	7,013
Bendigo and Adelaide Bank Ltd.	1,119	7,732
BHP Billiton Ltd.	3,662	116,456
Brambles Ltd.	2,376	10,958
Cabcharge Australia Ltd.	1,789	7,767
Coal & Allied Industries Ltd.	257	20,188
Coca-Cola Amatil Ltd.	1,559	15,749
Cochlear Ltd.	136	8,537
Commonwealth Bank of Australia	2,868	117,828
Consolidated Media Holdings Ltd.	3,032	8,144
Crane Group Ltd.	967	6,575
Cromwell Group	11,446	6,719
Crown Ltd.	1,784	11,708
CSL Ltd.	521	14,337
CSR Ltd.	8,011	11,368
David Jones Ltd.	2,545	9,265
DUET Group(a)	5,467	7,458
Envestra Ltd.(a)	15,974	6,611
Fleetwood Corp., Ltd.	850	6,598
Foster’s Group Ltd.	4,626	22,077
Goodman Fielder Ltd.	6,823	7,751
GWA International Ltd.	2,685	6,826
Harvey Norman Holdings Ltd.	2,952	8,253
Insurance Australia Group Ltd.	4,556	13,123
Leighton Holdings Ltd.	612	14,965
Lend Lease Group(a)	1,492	9,237
Macquarie Group Ltd.	487	15,269
Metcash Ltd.	3,067	10,854
Monadelphous Group Ltd.	716	7,705
National Australia Bank Ltd.	5,002	98,357
OneSteel Ltd.	2,754	6,932
Orica Ltd.	599	12,750
Origin Energy Ltd.	1,409	17,780
Platinum Asset Management Ltd.	1,814	7,171
Primary Health Care Ltd.	2,264	6,808
QBE Insurance Group Ltd.	2,181	33,528
Rio Tinto Ltd.	221	12,443
Salmat Ltd.	2,303	7,800
Santos Ltd.	1,300	13,835
Sonic Healthcare Ltd.	1,154	10,166
SP AusNet(a)	12,810	8,277
Spark Infrastructure Group(b)	8,301	8,028
Suncorp-Metway Ltd.	2,518	17,100
TABCORP Holdings Ltd.	2,924	15,634
Tatts Group Ltd.	7,063	13,363
Telstra Corp., Ltd.	47,155	129,446
Toll Holdings Ltd.	1,860	8,609

Transurban Group(a)	2,638	9,448
UGL Ltd.	733	8,389
Wesfarmers Ltd.	2,267	54,860
Westpac Banking Corp.	7,049	126,402
Woodside Petroleum Ltd.	794	28,060
Woolworths Ltd.	2,087	47,631
WorleyParsons Ltd.	542	10,168

Total Australia		1,394,087

Austria - 0.8%
Erste Group Bank AG	333	10,750
Oesterreichische Post AG	548	13,519
OMV AG	427	12,940
Raiffeisen International Bank Holding AG*	217	8,370
Strabag SE	286	6,222
Telekom Austria AG	1,394	15,598
Verbund AG Class A	565	17,409
Vienna Insurance Group	227	9,532
voestalpine AG	419	11,604

Total Austria		105,944

Belgium - 1.2%
Ageas	3,633	8,237
Anheuser-Busch InBev N.V.	518	25,215
Befimmo SCA Sicafi	143	9,828
Belgacom S.A.	991	31,397
Cie Maritime Belge S.A.	263	7,020
Cofinimmo	100	11,321
Mobistar S.A.	282	15,072
Solvay S.A.	164	14,096
Tessenderlo Chemie N.V.	274	7,014
UCB S.A.	332	10,506
Umicore	254	7,422

Total Belgium		147,128

Denmark - 0.4%
FLSmidth & Co. A/S	115	7,498
H. Lundbeck A/S	557	7,630
Novo Nordisk A/S Class B	380	30,874
Tryg A/S	195	10,328

Total Denmark		56,330

Finland - 1.5%
Fortum Oyj	1,608	35,611
Kone Oyj Class B	354	14,205
Konecranes Oyj	283	7,449
Metso Oyj	244	7,926
Nokia Oyj	6,541	53,761
Orion Oyj Class B	511	9,614
Pohjola Bank PLC	720	7,395
Sampo Oyj Class A	1,101	23,426
Sanoma Oyj	507	8,800
UPM-Kymmene Oyj	881	11,784
Wartsila Oyj	246	11,291

Total Finland		191,262

France - 15.9%
ABC Arbitrage	1,198	9,905
Accor S.A.	458	21,458
Aeroports de Paris	173	11,210
Air Liquide S.A.	315	32,203
Alstom S.A.	375	17,216
AXA S.A.	3,956	61,759
BNP Paribas	1,472	80,723
Bouygues S.A.	716	27,999
Canal Plus	1,355	8,498
Cap Gemini S.A.	217	9,647
Carrefour S.A.	960	38,499
Casino Guichard Perrachon S.A.	228	17,421
CFAO S.A.	210	5,703
Christian Dior S.A.	190	18,400
Cie Generale des Etablissements Michelin Class B	152	10,748
Cie Generale d’Optique Essilor International S.A.	193	11,579

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	55

Schedule of Investments (unaudited)(continued)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2010

Investments	Shares	Value
Ciments Francais S.A.	122	$9,146
CNP Assurances	338	23,160
Compagnie de Saint-Gobain	720	27,247
Credit Agricole S.A.	4,566	48,295
Danone	766	41,472
Eiffage S.A.	168	7,363
Electricite de France S.A.	2,639	101,598
Eutelsat Communications	387	13,064
France Telecom S.A.	11,041	193,192
GDF Suez	5,792	166,724
ICADE	144	12,229
Klepierre	526	14,667
Lafarge S.A.	582	32,134
Lagardere SCA	351	11,054
Legrand S.A.	428	12,818
L’Oreal S.A.	483	47,904
LVMH Moet Hennessy Louis Vuitton S.A.	393	43,233
M6-Metropole Television S.A.	951	19,459
Neopost S.A.	158	11,517
Nexity	284	8,180
PagesJaunes Groupe	1,542	16,009
Pernod-Ricard S.A.	122	9,561
PPR	198	24,871
Publicis Groupe S.A.	249	10,028
Rallye S.A.	277	8,449
Remy Cointreau S.A.	137	7,353
Sanofi-Aventis S.A.	2,479	150,399
Schneider Electric S.A.	270	27,662
SCOR SE	610	11,723
Societe Generale	230	9,663
Societe Immobiliere de Location pour l’Industrie et le Commerce	96	9,525
Societe Television Francaise 1	575	7,589
Sodexo	242	13,561
Suez Environnement Co.	1,048	17,439
Technip S.A.	186	10,845
TOTAL S.A.	5,899	267,098
Vallourec S.A.	113	19,759
Veolia Environnement	1,174	27,833
Vinci S.A.	948	39,876
Vivendi S.A.	4,012	82,634

Total France		1,999,301

Germany - 6.8%
Allianz SE	692	69,379
BASF SE	1,153	63,709
Bayer AG	817	46,034
Bayerische Motoren Werke AG	222	10,895
Bilfinger Berger AG	139	7,772
Deutsche Bank AG	315	18,019
Deutsche Boerse AG	287	17,606
Deutsche Post AG	2,144	31,541
Deutsche Telekom AG	11,388	135,349
E.ON AG	3,662	99,490
Fielmann AG	121	9,189
Fraport AG Frankfurt Airport Services Worldwide	205	8,779
Fresenius Medical Care AG & Co. KGaA	233	12,650
Hamburger Hafen und Logistik AG	237	7,635
Hannover Rueckversicherung AG	287	12,410
Hochtief AG	128	7,712
Linde AG	151	16,001
Merck KGAA	144	10,581
Metro AG	331	16,996
Muenchener Rueckversicherungs AG	349	44,181
RWE AG	1,062	69,881
Salzgitter AG	142	8,521
SAP AG	585	26,284
Siemens AG	661	59,931
ThyssenKrupp AG	472	11,765
United Internet AG Registered shares	717	7,933
Volkswagen AG	239	20,481

Total Germany		850,724

Hong Kong - 5.3%
Bank of East Asia Ltd.	2,400	8,738
BOC Hong Kong Holdings Ltd.	17,000	38,990
Cheung Kong (Holdings) Ltd.	2,000	23,218
China Merchants Holdings International Co., Ltd.	2,000	6,665
China Mobile Ltd.	21,500	215,907
China Overseas Land & Investment Ltd.	4,000	7,541
China Resources Enterprise Ltd.	2,000	7,435
China Resources Power Holdings Co., Ltd.	4,000	9,123
China Unicom Hong Kong Ltd.	14,000	18,949
Citic Pacific Ltd.	4,000	7,489
CLP Holdings Ltd.	3,500	25,372
CNOOC Ltd.	41,000	70,447
Denway Motors Ltd.	12,000	5,686
Fushan International Energy Group Ltd.	12,000	6,842
Hang Seng Bank Ltd.	3,100	41,640
Hong Kong & China Gas Co., Ltd.	4,600	11,424
Hong Kong Exchanges and Clearing Ltd.	1,300	20,467
Hongkong Electric Holdings Ltd.	3,500	20,877
Hutchison Whampoa Ltd.	5,000	31,013
Industrial & Commercial Bank of China Asia Ltd.	3,000	7,994
MTR Corp.	4,500	15,400
New World Development Ltd.	5,000	8,206
Shanghai Industrial Holdings Ltd.	2,000	8,000
Sino Land Co., Ltd.	6,000	10,818
Sun Hung Kai Properties Ltd.	2,000	27,584
Wharf Holdings Ltd.	3,000	14,697

Total Hong Kong		670,522

Ireland - 0.2%
CRH PLC	935	19,630
DCC PLC	358	8,139

Total Ireland		27,769

Italy - 4.9%
A2A SpA	10,771	14,843
Assicurazioni Generali SpA	1,157	20,450
Atlantia SpA	1,149	20,534
Banca Carige SpA	4,484	8,843
Banca Popolare di Sondrio S.c.r.l.	1,192	9,724
Beni Stabili SpA*	1,188	902
Edison SpA	10,541	11,646
Enel SpA	32,282	138,002
ENI SpA	8,185	152,292
Enia SpA	1,103	6,985
Fiat SpA	988	10,305
Finmeccanica SpA	914	9,561
Intesa Sanpaolo SpA	13,627	36,471
Iren SpA	4,808	7,244
Lottomatica SpA	628	8,154
Mediaset SpA	2,461	14,138
Parmalat SpA	5,266	12,346
Pirelli & C. SpA	12,271	6,847
Prysmian SpA	447	6,483
Saipem SpA	445	13,752
Snam Rete Gas SpA	6,761	27,143

See Notes to Schedule of Investments.

56	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2010

Investments	Shares	Value
Telecom Italia SpA	32,676	$36,423
Terna Rete Elettrica Nazionale SpA	4,670	16,889
UniCredit SpA	10,221	23,024
Unione di Banche Italiane SCPA	1,163	10,114

Total Italy		623,115

Japan - 12.5%
Aeon Co., Ltd.	900	9,611
Aisin Seiki Co., Ltd.	300	8,184
Ajinomoto Co., Inc.	1,000	9,120
Asahi Glass Co., Ltd.	1,000	9,527
Asahi Kasei Corp.	2,000	10,555
Astellas Pharma, Inc.	800	27,031
Bank of Yokohama Ltd. (The)	2,000	9,244
Bridgestone Corp.	600	9,588
Canon, Inc.	1,300	48,921
Chiyoda Co., Ltd.	700	8,393
Chubu Electric Power Co., Inc.	800	19,907
Chugai Pharmaceutical Co., Ltd.	600	10,740
Chugoku Electric Power Co., Inc. (The)	600	12,401
Circle K Sunkus Co., Ltd.	800	10,315
Coca-Cola West Co., Ltd.	600	9,961
Cosmo Oil Co., Ltd.	3,000	7,255
Dai Nippon Printing Co., Ltd.	1,000	11,674
Daiichi Sankyo Co., Ltd.	1,000	17,968
Daikin Industries Ltd.	300	9,279
Daito Trust Construction Co., Ltd.	200	11,369
Daiwa House Industry Co., Ltd.	1,000	9,097
Daiwa Securities Group, Inc.	3,000	12,815
DEnso Corp.	400	11,192
East Japan Railway Co.	300	20,104
Eisai Co., Ltd.	600	20,036
Fast Retailing Co., Ltd.	100	15,279
FUJIFILM Holdings Corp.	300	8,774
Honda Motor Co., Ltd.	800	23,478
House Foods Corp.	700	10,315
Hoya Corp.	700	15,077
ITOCHU Corp.	1,600	12,747
Itochu Techno-Solutions Corp.	200	7,346
Japan Tobacco, Inc.	7	21,968
JS Group Corp.	600	11,567
Kajima Corp.	4,000	9,176
Kaken Pharmaceutical Co., Ltd.	1,000	9,956
Kandenko Co., Ltd.	2,000	11,911
Kansai Electric Power Co., Inc. (The)	900	21,979
Kao Corp.	700	16,557
KDDI Corp.	4	19,189
Kirin Holdings Co., Ltd.	1,000	12,679
Komatsu Ltd.	500	9,142
Konami Corp.	500	7,814
Konica Minolta Holdings, Inc.	500	4,876
Kubota Corp.	1,000	7,775
Kyocera Corp.	200	16,409
Kyushu Electric Power Co., Inc.	700	15,742
Lawson, Inc.	300	13,171
Mabuchi Motor Co., Ltd.	200	9,221
Marubeni Corp.	2,000	10,419
Maruichi Steel Tube Ltd.	600	11,554
MEIJI Holdings Co., Ltd.	200	8,227
Mitsubishi Chemical Holdings Corp.	2,000	9,244
Mitsubishi Corp.	1,000	21,065
Mitsubishi Heavy Industries Ltd.	3,000	10,476
Mitsubishi Tanabe Pharma Corp.	1,000	15,301
Mitsubishi UFJ Financial Group, Inc.	11,500	52,633
Mitsui & Co., Ltd.	1,100	13,102
Mitsui Fudosan Co., Ltd.	1,000	14,137
Mizuho Financial Group, Inc.	25,000	41,530
MS&AD Insurance Group Holdings	500	10,843
Nichirei Corp.	2,000	8,453
Nippon Express Co., Ltd.	2,000	9,108
Nippon Kayaku Co., Ltd.	1,000	8,645
Nippon Telegraph & Telephone Corp.	1,600	65,815
Nomura Research Institute Ltd.	500	10,696
NTT DoCoMo, Inc.	53	80,557
Obic Co., Ltd.	50	9,713
OJI Paper Co., Ltd.	2,000	9,877
Oracle Corp.	300	14,815
Panasonic Corp.	800	10,144
Park24 Co., Ltd.	900	9,723
Ricoh Co., Ltd.	1,000	12,894
Sankyo Co., Ltd.	200	9,097
Secom Co., Ltd.	300	13,408
Seven & I Holdings Co., Ltd.	900	20,819
Sharp Corp.	1,000	10,691
Shimizu Corp.	2,000	6,916
Shin-Etsu Chemical Co., Ltd.	400	18,872
Shiseido Co., Ltd.	600	13,357
Showa Shell Sekiyu K.K.	1,400	9,730
Sony Corp.	400	10,772
Sumitomo Corp.	1,400	14,191
Sumitomo Electric Industries Ltd.	800	9,466
Sumitomo Metal Industries Ltd.	6,000	13,764
Sumitomo Mitsui Financial Group, Inc.	1,300	37,286
Sumitomo Trust & Banking Co., Ltd. (The)	2,000	10,329
T&D Holdings, Inc.	400	8,674
Taisei Corp.	4,000	8,091
Takeda Pharmaceutical Co., Ltd.	1,200	51,803
Tohoku Electric Power Co., Inc.	800	17,222
Tokai Tokyo Financial Holdings, Inc.	2,000	7,956
Tokio Marine Holdings, Inc.	600	15,948
Tokyo Electric Power Co., Inc. (The)	1,000	27,246
TonenGeneral Sekiyu K.K.	2,000	17,403
Toppan Printing Co., Ltd.	2,000	16,024
Toyota Motor Corp.	1,600	55,690
Trend Micro, Inc.	300	8,181
Yahoo! Japan Corp.	32	12,892

Total Japan		1,571,234

Netherlands - 1.6%
Akzo Nobel N.V.	277	14,592
Fugro N.V. CVA	184	8,623
Heineken N.V.	320	13,668
Koninklijke DSM N.V.	265	10,663
Koninklijke KPN N.V.	3,431	44,023
Koninklijke Philips Electronics N.V.	874	26,464
Reed Elsevier N.V.	1,169	13,060
TNT N.V.	387	9,851
Unilever N.V. CVA	1,673	46,190
Wolters Kluwer N.V.	523	10,106

Total Netherlands		197,240

New Zealand - 0.3%
Telecom Corp. of New Zealand Ltd.	9,228	11,993
TrustPower Ltd.	2,284	11,293
Warehouse Group Ltd. (The)	3,964	9,213

Total New Zealand		32,499

Norway - 1.3%
Aker ASA Class A	446	7,578
Aker Solutions ASA	513	5,936
DnB NOR ASA	1,568	15,226
Fred Olsen Energy ASA	290	7,519

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	57

Schedule of Investments (unaudited)(continued)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2010

Investments	Shares	Value
Marine Harvest ASA	11,312	$7,558
Orkla ASA	2,017	13,008
Statoil ASA	4,174	81,129
Telenor ASA	1,575	20,017
Yara International ASA	299	8,506

Total Norway		166,477

Portugal - 0.8%
Banco Espirito Santo S.A.	2,484	9,889
Brisa Auto-Estradas de Portugal S.A.	2,095	12,767
Cimpor Cimentos de Portugal, SGPS, S.A.	1,878	10,632
EDP-Energias de Portugal S.A.	7,536	22,523
Galp Energia, SGPS, S.A. Class B	702	10,576
Novabase SGPS S.A.	1,766	7,441
Portugal Telecom, SGPS, S.A.	2,168	21,723
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	1,897	7,394

Total Portugal		102,945

Singapore - 2.2%
Ascendas India Trust	11,000	7,406
CapitaLand Ltd.	4,000	10,315
Cityspring Infrastructure Trust	22,000	9,297
DBS Group Holdings Ltd.	3,000	29,396
Fraser and Neave Ltd.	3,000	11,067
Keppel Corp., Ltd.	3,000	18,287
K-Green Trust*	200	150
Oversea-Chinese Banking Corp., Ltd.	3,000	19,060
SembCorp Industries Ltd.	4,000	11,690
SembCorp Marine Ltd.	4,000	11,059
Singapore Exchange Ltd.	2,000	10,587
Singapore Press Holdings Ltd.	5,000	13,574
Singapore Technologies Engineering Ltd.	6,000	14,139
Singapore Telecommunications Ltd.	20,000	43,550
StarHub Ltd.	7,000	11,332
United Overseas Bank Ltd.	2,000	28,107
UOB-Kay Hian Holdings Ltd.	9,000	9,605
Venture Corp., Ltd.	1,000	6,396
Wilmar International Ltd.	3,000	12,420

Total Singapore		277,437

Spain - 7.2%
Abertis Infraestructuras, S.A.	1,474	21,377
Acciona S.A.(c)	134	10,306
ACS Actividades de Construccion y Servicios, S.A.(c)	763	28,216
Banco Bilbao Vizcaya Argentaria S.A.	6,330	66,774
Banco Espanol de Credito S.A.	1,806	14,476
Banco Popular Espanol S.A.	2,821	14,537
Banco Santander S.A.	19,181	205,345
Bankinter, S.A.	1,407	8,676
Bolsas y Mercados Espanoles S.A.	448	9,828
Criteria Caixacorp S.A.	7,753	31,918
Ebro Puleva S.A.	655	11,128
Enagas	617	9,364
Endesa S.A.	1,070	22,930
Ferrovial S.A.	1,229	8,054
Fomento de Construcciones y Contratas S.A.	520	11,233
Gas Natural SDG S.A.	2,247	32,753
Grifols S.A.	698	7,213
Iberdrola S.A.	11,313	64,187
Inditex S.A.	552	31,836
Mapfre S.A.	4,134	11,373
Red Electrica Corp. S.A.	274	9,881
Repsol YPF S.A.	2,459	50,196
Telefonica S.A.	11,168	208,684
Zardoya Otis S.A.	881	11,406

Total Spain		901,691

Sweden - 2.7%
Alfa Laval AB	697	9,154
Assa Abloy AB Class B	475	9,595
Atlas Copco AB Class A	1,144	16,906
Electrolux AB Series B	392	9,062
Hakon Invest AB	670	9,092
Hennes & Mauritz AB Class B	2,027	56,158
Kungsleden AB	1,107	6,757
Nordea Bank AB	4,600	38,363
Peab AB	1,323	6,511
Ratos AB Class B	417	10,540
Skandinaviska Enskilda Banken AB Class A	1,982	10,646
Skanska AB Class B	936	13,663
SKF AB Class B	608	11,032
Svenska Cellulosa AB Class B	1,150	13,640
Svenska Handelsbanken AB Class A	918	22,673
Swedish Match AB	469	10,324
Tele2 AB Class B	613	9,232
Telefonaktiebolaget LM Ericsson Class B	2,847	31,920
TeliaSonera AB	6,660	43,090

Total Sweden		338,358

Switzerland - 6.1%
Baloise Holding AG	136	9,528
Credit Suisse Group AG	1,646	62,460
Geberit AG	76	11,876
Holcim Ltd.	238	16,078
Kuehne + Nagel International AG	119	12,338
Nestle S.A.	3,511	169,958
Novartis AG	3,154	153,846
Partners Group Holding AG	73	8,828
Roche Holding AG	1,010	140,739
Schindler Holding AG	132	11,066
SGS S.A.	14	18,981
Sulzer AG	84	7,891
Swatch Group AG (The) Class B	33	9,380
Swiss Reinsurance Co., Ltd.	297	12,314
Swisscom AG	91	30,962
Syngenta AG	79	18,359
Vontobel Holding AG	318	8,478
Zurich Financial Services AG	313	69,517

Total Switzerland		772,599

United Kingdom - 18.4%
Admiral Group PLC	583	12,290
Antofagasta PLC	897	10,555
Ashmore Group PLC	2,409	8,769
Associated British Foods PLC	904	13,180
AstraZeneca PLC	2,349	111,369
Atkins WS PLC	700	7,158
Aviva PLC	7,188	33,778
BAE Systems PLC	6,143	28,812
Barclays PLC	4,906	19,858
BG Group PLC	1,387	20,875
BHP Billiton PLC	2,194	57,590
British American Tobacco PLC	3,181	101,678
British Land Co. PLC	2,089	13,614
British Sky Broadcasting Group PLC	1,919	20,111
BT Group PLC	7,330	14,267
Cable & Wireless Communications PLC	19,488	16,838
Centrica PLC	7,621	33,829
Chaucer PLC	9,706	6,063

See Notes to Schedule of Investments.

58	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2010

Investments	Shares	Value
Compass Group PLC	1,962	$15,029
Davis Service Group PLC	1,587	8,714
De La Rue PLC	665	9,427
Diageo PLC	3,024	47,957
Electrocomponents PLC	2,759	8,953
Eurasian Natural Resources Corp. PLC	533	6,866
Firstgroup PLC	1,433	7,838
Fresnillo PLC	536	7,855
G4S PLC	2,647	10,586
GlaxoSmithKline PLC	9,330	159,547
Go-Ahead Group PLC	426	6,832
Halfords Group PLC	981	7,187
Hargreaves Lansdown PLC	1,768	8,951
Hays PLC	7,111	9,756
HMV Group PLC	6,310	5,947
Home Retail Group PLC	2,980	9,563
HSBC Holdings PLC	20,493	188,618
ICAP PLC	1,442	8,742
IG Group Holdings PLC	1,032	6,500
IMI PLC	811	8,342
Imperial Tobacco Group PLC	1,438	40,425
Inmarsat PLC	754	8,060
Intercontinental Hotels Group PLC	476	7,570
International Power PLC	2,678	12,032
Interserve PLC	1,919	5,721
J. Sainsbury PLC	3,321	15,974
Johnson Matthey PLC	356	7,957
Kingfisher PLC	3,094	9,776
Legal & General Group PLC	11,264	13,254
Man Group PLC	7,805	26,075
National Grid PLC	6,382	46,881
Next PLC	336	10,099
Pearson PLC	1,299	17,258
Premier Farnell PLC	2,154	7,057
Provident Financial PLC	720	9,048
Prudential PLC	3,343	25,432
Reckitt Benckiser Group PLC	788	36,924
Reed Elsevier PLC	2,066	15,424
Rexam PLC	2,380	10,789
Rio Tinto PLC	489	21,717
Robert Wiseman Dairies PLC	964	7,165
Royal Dutch Shell PLC Class A	6,554	166,790
Royal Dutch Shell PLC Class B	5,502	134,256
RSA Insurance Group PLC	8,308	14,866
SABMiller PLC	1,144	32,331
Sage Group PLC (The)	2,901	10,052
Schroders PLC	406	7,368
Scottish & Southern Energy PLC	1,995	33,399
Segro PLC	1,818	6,903
Severn Trent PLC	658	12,118
Smiths Group PLC	597	9,575
Stagecoach Group PLC	3,205	8,487
Standard Chartered PLC	1,775	43,578
Standard Life PLC	6,076	15,863
Tate & Lyle PLC	1,431	9,628
Tesco PLC	8,878	50,480
Thomas Cook Group PLC	2,799	7,479
TUI Travel PLC	2,798	8,761
Unilever PLC	1,457	39,258
United Utilities Group PLC	1,957	15,386
Vedanta Resources PLC	244	7,757
Vodafone Group PLC	109,395	227,741
WM Morrison Supermarkets PLC	3,732	14,858
Xstrata PLC	589	7,814

Total United Kingdom		2,313,230

TOTAL COMMON STOCKS (Cost: $14,075,373)		12,739,892

WARRANTS - 0.0%
Hong Kong - 0.0%
Henderson Land Development Co., Ltd., expiring 6/01/11*
(Cost: $0)	600	102

TOTAL LONG-TERM INVESTMENTS (Cost: $14,075,373)		12,739,994

SHORT-TERM INVESTMENT - 2.4%
MONEY MARKET FUND - 2.4%
Invesco Treasury Fund Private Class, 0.02%(d)
(Cost: $304,178)	304,178	304,178

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
MONEY MARKET FUND - 0.3%
BNY Mellon O/N Government Money Market Fund, 0.03%(e)
(Cost: $36,000)(f)	36,000	36,000

TOTAL INVESTMENTS IN SECURITIES - 103.9% (Cost: $14,415,551)(g)		13,080,172
Liabilities in Excess of Foreign Currency and Other Assets - (3.9)%		(490,441)

NET ASSETS - 100.0%		$12,589,731

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At June 30, 2010, the aggregate value of these securities amounted to $8,028 representing 0.06% of net assets.

(c)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(e)	Interest rate shown reflects yield as of June 30, 2010.
(f)	At June 30, 2010, the total market value of the Fund’s securities on loan was $34,636 and the total market value of the collateral held by the Fund was $36,000.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	59

Schedule of Investments (unaudited)

WisdomTree International Basic Materials Sector Fund (DBN)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.7%
Australia - 23.0%
Adelaide Brighton Ltd.	69,912	$158,257
Alumina Ltd.	72,397	93,254
Amcor Ltd.	78,608	423,608
BHP Billiton Ltd.	168,417	5,355,843
Boral Ltd.	31,536	128,390
Brickworks Ltd.	11,968	120,800
Felix Resources Ltd. In Specie*† ††	12,885	1,107
Incitec Pivot Ltd.	35,274	81,338
MacArthur Coal Ltd.	9,733	99,638
Newcrest Mining Ltd.	5,426	160,866
OneSteel Ltd.	61,025	153,604
Orica Ltd.	22,351	475,745
Rio Tinto Ltd.	9,223	519,295
Sims Metal Management Ltd.	5,138	74,254

Total Australia		7,845,999

Austria - 1.0%
voestalpine AG(a)	12,295	340,510

Belgium - 2.0%
Solvay S.A.	5,300	455,542
Tessenderlo Chemie N.V.	3,650	93,441
Umicore	4,821	140,870

Total Belgium		689,853

Denmark - 0.4%
Novozymes A/S Class B	1,183	127,125

Finland - 2.6%
Ahlstrom Oyj	5,441	74,511
Huhtamaki Oyj	8,870	82,464
Kemira Oyj	7,574	81,827
Outokumpu Oyj	7,957	121,149
Rautaruukki Oyj	8,042	118,405
UPM-Kymmene Oyj	30,412	406,788

Total Finland		885,144

France - 10.5%
Air Liquide S.A.*	13,389	1,368,760
Arkema S.A.	2,708	95,165
Ciments Francais S.A.	3,471	260,200
Eramet	424	106,390
Imerys S.A.	3,630	187,326
Lafarge S.A.(a)	23,999	1,325,042
Rhodia S.A.	3,913	66,336
Sa des Ciments Vicat	2,618	176,630

Total France		3,585,849

Germany - 12.4%
BASF SE	50,951	2,815,310
K+S AG	1,555	72,151
Lanxess AG	1,831	78,083
Linde AG	5,222	553,355
Salzgitter AG	2,860	171,623
Symrise AG	5,384	112,409
ThyssenKrupp AG	12,115	301,987
Wacker Chemie AG	812	118,907

Total Germany		4,223,825

Hong Kong - 0.9%
Fosun International	156,000	110,181
Fushan International Energy Group Ltd.	340,000	193,858

Total Hong Kong		304,039

Ireland - 2.2%
CRH PLC	35,787	750,902

Italy - 0.6%
Buzzi Unicem SpA	6,923	70,215
Italcementi SpA	8,439	64,864
Italmobiliare SpA	2,424	66,212

Total Italy		201,291

Japan - 14.5%
Air Water, Inc.	9,000	98,960
Asahi Kasei Corp.	47,000	248,039
Denki Kagaku Kogyo K.K.	15,000	70,686
DIC Corp.	46,000	71,737
DOWA Holdings Co., Ltd.	19,000	92,756
Hitachi Chemical Co., Ltd.	6,800	127,870
Hitachi Metals Ltd.	9,000	92,349
Hokuetsu Kishu Paper Co., Ltd.	16,500	83,162
JFE Holdings, Inc.	5,400	169,646
JSR Corp.	7,700	131,045
Kaneka Corp.	20,000	117,301
Kobe Steel Ltd.	60,000	115,945
Kuraray Co., Ltd.	10,500	124,828
Maruichi Steel Tube Ltd.	5,700	109,762
Mitsubishi Chemical Holdings Corp.	42,500	196,435
Mitsubishi Gas Chemical Co., Inc.	21,000	103,232
Nippon Kayaku Co., Ltd.	12,000	103,741
Nippon Paper Group, Inc.	6,600	183,702
Nippon Steel Corp.	58,000	194,011
Nissan Chemical Industries Ltd.	7,000	79,421
Nitto Denko Corp.	3,900	129,530
OJI Paper Co., Ltd.	43,000	212,352
Shin-Etsu Chemical Co., Ltd.	13,000	613,346
Showa Denko K.K.	48,000	87,874
Sumitomo Chemical Co., Ltd.	43,000	168,618
Sumitomo Metal Industries Ltd.	171,000	392,282
Sumitomo Metal Mining Co., Ltd.	15,000	189,852
Taiyo Ink Manufacturing Co., Ltd.	3,200	84,620
Taiyo Nippon Sanso Corp.	12,000	96,418
Toray Industries, Inc.	28,000	135,428
Tosoh Corp.	28,000	73,409
Toyo Ink Manufacturing Co., Ltd.	20,000	77,523
Ube Industries Ltd.	33,000	79,060
Yamato Kogyo Co., Ltd.	3,400	85,874

Total Japan		4,940,814

Netherlands - 2.9%
Akzo Nobel N.V.	11,154	587,558
Koninklijke DSM N.V.	10,049	404,351

Total Netherlands		991,909

New Zealand - 0.5%
Fletcher Building Ltd.	33,043	178,368

Norway - 1.2%
Norsk Hydro ASA*	26,504	121,248
Yara International ASA	9,826	279,528

Total Norway		400,776

Portugal - 1.3%
Cimpor Cimentos de Portugal, SGPS, S.A.	45,207	255,939
Portucel Empresa Produtora de Pasta e
Papel S.A.	43,112	111,900
Semapa-Sociedade de Investimento e
Gestao	8,786	79,111

Total Portugal		446,950

See Notes to Schedule of Investments.

60	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree International Basic Materials Sector Fund (DBN)

June 30, 2010

Investments	Shares	Value
Spain - 0.2%
Cementos Portland Valderrivas S.A.	4,735	$75,805

Sweden - 2.2%
Boliden AB	13,964	156,561
Holmen AB Class B	4,189	100,069
Svenska Cellulosa AB Class B	40,341	478,472

Total Sweden		735,102

Switzerland - 4.7%
Givaudan S.A.	303	258,928
Holcim Ltd.	9,086	613,822
Syngenta AG	3,183	739,704

Total Switzerland		1,612,454

United Kingdom - 16.6%
Antofagasta PLC	27,159	319,575
BHP Billiton PLC	99,328	2,607,266
Croda International PLC	6,611	99,698
Eurasian Natural Resources Corp. PLC	15,996	206,051
Fresnillo PLC	16,816	246,427
Johnson Matthey PLC	9,695	216,700
Kazakhmys PLC	4,974	73,969
Mondi PLC	14,728	84,635
Rexam PLC	81,838	370,986
Rio Tinto PLC	21,438	952,098
Vedanta Resources PLC	5,734	182,296
Xstrata PLC	21,765	288,765

Total United Kingdom		5,648,466

TOTAL COMMON STOCKS (Cost: $40,359,717)		33,985,181

SHORT-TERM INVESTMENT - 1.4%
MONEY MARKET FUND - 1.4%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $457,866)	457,866	457,866

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%
MONEY MARKET FUND - 5.0%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $1,712,000)(d)	1,712,000	1,712,000

TOTAL INVESTMENTS IN SECURITIES - 106.1% (Cost: $42,529,583)(e)		36,155,047
Liabilities in Excess of Foreign Currency and Other Assets - (6.1)%		(2,074,011)

NET ASSETS - 100.0%		$34,081,036

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,107, which represents .0032% of net assets.
††	Restricted Security.
(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(c)	Interest rate shown reflects yield as of June 30, 2010.
(d)	At June 30, 2010, the total market value of the Fund’s securities on loan was $1,655,758 and the total market value of the collateral held by the Fund was $1,712,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.
See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	61

Schedule of Investments (unaudited)

WisdomTree International Energy Sector Fund (DKA)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.8%
Australia - 17.9%
Beach Energy Ltd.	88,934	$51,832
Caltex Australia Ltd.	15,000	119,603
Centennial Coal Co., Ltd.	13,066	49,332
Coal & Allied Industries Ltd.	17,900	1,406,089
Energy Resources of Australia Ltd.	82,400	925,669
New Hope Corp., Ltd.	250,942	936,855
Origin Energy Ltd.	108,500	1,369,170
Santos Ltd.	112,442	1,196,674
Whitehaven Coal Ltd.	11,393	46,191
Woodside Petroleum Ltd.	46,752	1,652,223
WorleyParsons Ltd.	55,459	1,040,393

Total Australia		8,794,031

Austria - 2.6%
OMV AG	40,809	1,236,677
Schoeller-Bleckmann Oilfield Equipment AG	740	33,833

Total Austria		1,270,510

Finland - 0.3%
Neste Oil Oyj	9,921	145,219

France - 12.6%
Bourbon S.A.	23,800	967,430
Etablissements Maurel et Prom	7,545	84,914
Technip S.A.	17,483	1,019,351
TOTAL S.A.	90,764	4,109,652

Total France		6,181,347

Hong Kong - 6.4%
CNOOC Ltd.	1,819,618	3,126,495

Italy - 9.5%
ENI SpA	184,910	3,440,479
ERG SpA	14,815	174,210
Saipem SpA	34,539	1,067,401

Total Italy		4,682,090

Japan - 4.7%
AOC Holdings, Inc.*	1,500	7,679
Cosmo Oil Co., Ltd.	30,000	72,550
Idemitsu Kosan Co., Ltd.	400	30,376
Itochu Enex Co., Ltd.	5,400	28,010
Japan Drilling Co., Ltd.	1,000	28,286
Kanto Natural Gas Development Ltd.	3,000	15,324
Modec, Inc.	200	2,782
San-Ai Oil Co., Ltd.	3,000	11,391
Shinko Plantech Co., Ltd.	1,000	8,939
Showa Shell Sekiyu K.K.(a)	145,700	1,012,606
Sinanen Co., Ltd.	9,000	37,428
TonenGeneral Sekiyu K.K.	119,250	1,037,660

Total Japan		2,293,031

Netherlands - 3.7%
Fugro N.V. CVA	18,981	889,539
SBM Offshore N.V.	62,647	905,872

Total Netherlands		1,795,411

Norway - 11.5%
Aker ASA Class A	52,980	900,224
Aker Solutions ASA	72,100	834,292
Fred Olsen Energy ASA	36,300	941,110
Statoil ASA	153,489	2,983,325

Total Norway		5,658,951

Portugal - 2.6%
Galp Energia, SGPS, S.A. Class B	83,330	1,255,473

Singapore - 0.7%
Boustead Singapore Ltd.	118,000	71,843
China Aviation Oil Singapore Corp., Ltd.	56,000	54,552
Ezra Holdings Ltd.	37,000	48,234
Falcon Energy Group Ltd.	160,000	60,741
Straits Asia Resources Ltd.	87,000	124,633

Total Singapore		360,003

Spain - 6.9%
Repsol YPF S.A.(a)	118,725	2,423,529
Tecnicas Reunidas S.A.	21,100	970,882

Total Spain		3,394,411

United Kingdom - 20.4%
AMEC PLC	78,500	970,086
BG Group PLC	93,004	1,399,780
Hunting PLC	6,965	46,714
James Fisher & Sons PLC	6,500	41,087
JKX Oil & Gas PLC	6,943	25,345
John Wood Group PLC	14,347	67,227
Royal Dutch Shell PLC Class A	131,186	3,338,506
Royal Dutch Shell PLC Class B	134,074	3,271,590
Tullow Oil PLC	54,822	822,652
Wellstream Holdings PLC	4,030	30,327

Total United Kingdom		10,013,314

TOTAL COMMON STOCKS (Cost: $59,544,089)		48,970,286

WARRANTS - 0.1%
France - 0.1%
Etablissements Maurel et Prom, expiring 6/30/14*
(Cost: $0)	82,037	16,580

TOTAL LONG-TERM INVESTMENTS (Cost: $59,544,089)		48,986,866

SHORT-TERM INVESTMENT - 1.3%
MONEY MARKET FUND - 1.3%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $648,847)	648,847	648,847

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
MONEY MARKET FUND - 1.8%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $879,000)(d)	879,000	879,000

TOTAL INVESTMENTS IN SECURITIES - 103.0% (Cost: $61,071,936)(e)		50,514,713
Liabilities in Excess of Foreign Currency and Other Assets - (3.0)%		(1,460,651)

NET ASSETS - 100.0%		$49,054,062

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(c)	Interest rate shown reflects yield as of June 30, 2010.
(d)	At June 30, 2010, the total market value of the Fund’s securities on loan was $831,663 and the total market value of the collateral held by the Fund was $879,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

62	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Utilities Sector Fund (DBU)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.5%
Australia - 3.3%
AGL Energy Ltd.	27,105	$336,545
Challenger Infrastructure Fund Class A(a)	36,900	43,011
DUET Group(a)	144,500	197,114
Envestra Ltd.(a)	154,700	64,027
Hastings Diversified Utilities Fund(a)	32,100	34,434
Prime Infrastructure Group(a)	7,800	21,478
SP AusNet(a)	333,700	215,623
Spark Infrastructure Group(b)	202,400	195,746

Total Australia		1,107,978

Austria - 1.6%
EVN AG	5,272	79,107
Verbund AG	14,746	454,359

Total Austria		533,466

Finland - 2.8%
Fortum Oyj	41,711	923,740

France - 17.2%
Electricite de France S.A.	53,508	2,059,984
GDF Suez	83,914	2,415,478
Sechilienne-Sidec	2,350	60,161
Suez Environnement Co.	27,350	455,111
Veolia Environnement(c)	31,642	750,167

Total France		5,740,901

Germany - 12.2%
E.ON AG	77,030	2,092,773
RWE AG	30,407	2,000,831

Total Germany		4,093,604

Hong Kong - 5.9%
China Power International Development Ltd.	165,700	36,386
China Resources Power Holdings Co., Ltd.	131,700	300,366
CLP Holdings Ltd.	94,822	687,376
Guangdong Investment Ltd.	162,000	76,765
Hong Kong & China Gas Co., Ltd.	138,996	345,208
Hongkong Electric Holdings Ltd.	89,386	533,183

Total Hong Kong		1,979,284

Italy - 13.1%
A2A SpA(c)	261,686	360,607
Edison SpA	265,481	293,319
Enel SpA(c)	523,409	2,237,522
Enia SpA	6,800	43,063
Hera SpA	104,537	172,992
Iren SpA	97,946	147,568
Snam Rete Gas SpA	180,783	725,773
Terna Rete Elettrica Nazionale SpA	111,831	404,439

Total Italy		4,385,283

Japan - 12.3%
Chubu Electric Power Co., Inc.	19,800	492,707
Chugoku Electric Power Co., Inc. (The)	12,400	256,296
Electric Power Development Co., Ltd.	7,142	227,117
Hokkaido Electric Power Co., Inc.	9,500	205,051
Hokuriku Electric Power Co.	9,100	200,120
Kansai Electric Power Co., Inc. (The)	23,600	576,332
Kyushu Electric Power Co., Inc.	15,100	339,575
Osaka Gas Co., Ltd.	63,000	227,822
Shikoku Electric Power Co., Inc.	6,561	188,029
Tohoku Electric Power Co., Inc.	16,700	359,515
Tokyo Electric Power Co., Inc. (The)	27,900	760,164
Tokyo Gas Co., Ltd.	60,000	274,607

Total Japan		4,107,335

New Zealand - 1.4%
Contact Energy Ltd.*	55,389	216,722
TrustPower Ltd.	10,400	51,420
Vector Ltd.	146,796	218,040

Total New Zealand		486,182

Portugal - 2.0%
EDP-Energias de Portugal S.A.	201,536	602,342
REN - Redes Energeticas Nacionais S.A.	21,900	71,355

Total Portugal		673,697

Spain - 13.7%
Acciona S.A.	3,800	292,264
Enagas	15,423	234,067
Endesa S.A.(c)	28,100	602,173
Gas Natural SDG S.A.(c)	57,092	832,191
Iberdrola Renovables S.A.	66,700	210,134
Iberdrola S.A.	329,223	1,867,925
Red Electrica Corp. S.A.	6,870	247,739
Sociedad General de Aguas de Barcelona S.A. Class A*	11,411	279,547

Total Spain		4,566,040

Switzerland - 0.6%
BKW FMB Energie AG	3,046	192,220

United Kingdom - 13.4%
Centrica PLC	201,579	894,794
Drax Group PLC	12,851	72,349
International Power PLC	70,726	317,757
National Grid PLC	169,158	1,242,609
Northumbrian Water Group PLC	40,654	185,265
Pennon Group PLC	23,514	194,541
Scottish & Southern Energy PLC	53,209	890,790
Severn Trent PLC	16,110	296,697
United Utilities Group PLC	48,343	380,073

Total United Kingdom		4,474,875

TOTAL COMMON STOCKS (Cost: $51,669,610)		33,264,605

SHORT-TERM INVESTMENT - 1.9%
MONEY MARKET FUND - 1.9%
Invesco Treasury Fund Private Class, 0.02%(d)
(Cost: $636,885)	636,885	636,885

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.5%
MONEY MARKET FUND - 13.5%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(e)
(Cost: $4,493,000)(f)	4,493,000	4,493,000

TOTAL INVESTMENTS IN SECURITIES - 114.9% (Cost: $56,799,495)(g)		38,394,490
Liabilities in Excess of Foreign Currency and Other Assets - (14.9)%		(4,977,020)

NET ASSETS - 100.0%		$33,417,470

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	63

Schedule of Investments (unaudited)(concluded)

WisdomTree International Utilities Sector Fund (DBU)

June 30, 2010

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At June 30, 2010, the aggregate value of these securities amounted to $195,746 representing 0.6% of net assets.

(c)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(e)	Interest rate shown reflects yield as of June 30, 2010.
(f)	At June 30, 2010, the total market value of the Fund’s securities on loan was $4,126,118 and the total market value of the collateral held by the Fund was $4,493,000.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

64	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Real Estate Fund (DRW)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.3%
Australia - 19.8%
Abacus Property Group	392,723	$136,003
ALE Property Group	61,300	108,214
Ardent Leisure Group	145,100	121,333
Aspen Group	244,000	92,743
Astro Japan Property Group	510,075	140,021
Australand Property Group	161,268	329,640
Bunnings Warehouse Property Trust	87,300	138,996
CFS Retail Property Trust	589,184	940,567
Challenger Diversified Property Group	271,300	119,160
Charter Hall Office REIT	1,130,767	238,776
Charter Hall Retail REIT	581,576	270,175
Commonwealth Property Office Fund	509,074	399,890
Cromwell Group	332,900	195,423
Dexus Property Group	1,275,979	829,872
Goodman Group	501,000	268,713
GPT Group In Specie* † ††	2,305,813	—
ING Office Fund(a)	905,554	443,628
Lend Lease Group(a)	130,385	807,251
Mirvac Group Class REIT	504,400	560,245
Peet Ltd.	73,000	130,101
Stockland	582,926	1,831,611
Westfield Group	612,826	6,304,656
Westpac Office Trust	150,500	104,874

Total Australia		14,511,892

Austria - 0.2%
Conwert Immobilien Invest SE	11,800	124,130

Belgium - 1.9%
Befimmo SCA Sicafi	6,000	412,375
Cofinimmo	4,253	481,462
Intervest Offices	6,000	157,351
Warehouses De Pauw SCA	5,000	197,760
Wereldhave Belgium N.V.	2,000	147,233

Total Belgium		1,396,181

Finland - 0.2%
Sponda Oyj	59,250	179,987

France - 11.3%
Anf Immobilier	3,000	107,375
Fonciere des Murs	4,000	76,924
Fonciere des Regions	11,944	994,708
Gecina S.A.(b)	20,343	1,853,661
ICADE	13,333	1,132,269
Klepierre	54,322	1,514,761
Mercialys S.A.(b)	22,105	630,880
Societe de la Tour Eiffel	2,750	166,605
Societe Immobiliere de Location pour l’Industrie et le Commerce	5,358	531,604
Unibail-Rodamco SE	7,824	1,291,393

Total France		8,300,180

Germany - 0.5%
Alstria Office REIT-AG	16,077	153,603
Deutsche Euroshop AG	7,289	198,476

Total Germany		352,079

Hong Kong - 25.8%
Champion Real Estate Investment Trust	1,340,000	624,644
Cheung Kong (Holdings) Ltd.	262,238	3,044,286
China Overseas Land & Investment Ltd.	413,000	778,570
GZI Real Estate Investment Trust	369,133	155,955
Hang Lung Group Ltd.	94,649	514,136
Hang Lung Properties Ltd.	361,283	1,398,802
Henderson Land Development Co., Ltd.	170,320	1,006,109
Hopewell Holdings Ltd.	166,500	472,529
Hysan Development Co., Ltd.	132,115	376,640
Kowloon Development Co., Ltd.	291,398	288,137
Link REIT (The)	382,946	954,027
New World Development Ltd.	367,125	602,513
Regal Real Estate Investment Trust	1,157,000	271,898
Shenzhen Investment Ltd.(b)	791,900	229,827
Silver Grant International	404,900	115,431
Sino Land Co., Ltd.(b)	543,305	979,563
Sino-Ocean Land Holdings Ltd.	319,600	232,708
Sun Hung Kai Properties Ltd.	227,871	3,142,786
Sunlight Real Estate Investment Trust	703,000	178,748
Swire Pacific Ltd. Class A	110,459	1,262,445
Swire Pacific Ltd. Class B	393,298	841,430
Wharf Holdings Ltd.	264,545	1,296,032
Wheelock & Co., Ltd.	50,231	143,201

Total Hong Kong		18,910,417

Italy - 0.3%
Beni Stabili SpA	232,800	178,223
Beni Stabili SpA*	92,712	70,409

Total Italy		248,632

Japan - 15.1%
Aeon Mall Co., Ltd.	8,396	168,508
DA Office Investment Corp.	171	381,846
Daito Trust Construction Co., Ltd.	17,500	994,745
Daiwa House Industry Co., Ltd.	46,000	418,465
Frontier Real Estate Investment Corp.	37	255,057
Fukuoka REIT Co.	41	237,688
Japan Excellent, Inc.	61	290,214
Japan Logistics Fund, Inc.	29	226,455
Japan Prime Realty Investment Corp.	191	405,138
Japan Real Estate Investment Corp.	86	704,599
Japan Retail Fund Investment Corp.	452	553,699
Kenedix Realty Investment Corp.	73	204,671
MID REIT, Inc.	97	189,089
Mitsubishi Estate Co., Ltd.	47,589	670,624
Mitsui Fudosan Co., Ltd.	54,308	767,763
Mori Hills REIT Investment Corp.	53	108,707
Mori Trust Sogo REIT, Inc.	46	344,129
Nippon Accommodations Fund, Inc.	35	184,315
Nippon Building Fund, Inc.	112	891,038
Nippon Commercial Investment Corp.	147	141,701
Nomura Real Estate Holdings, Inc.	23,765	301,326
Nomura Real Estate Office Fund, Inc.	75	375,466
Orix JREIT, Inc.	74	309,832
Premier Investment Corp.	54	206,871
Sumitomo Real Estate Sales Co., Ltd.	2,666	122,168
Sumitomo Realty & Development Co., Ltd.	23,279	401,707
Tokyo Tatemono Co., Ltd.	46,751	146,344
Tokyu Land Corp.	45,168	160,275
Tokyu REIT, Inc.	47	245,649
Top REIT, Inc.	50	220,929
United Urban Investment Corp.	69	414,047

Total Japan		11,043,065

Netherlands - 4.0%
Corio N.V.	24,196	1,183,877
Eurocommercial Properties N.V.	11,295	363,175
Nieuwe Steen Investments Funds N.V.	16,822	276,420
Vastned Offices/Industrial N.V.	13,904	170,736
VastNed Retail N.V.	8,042	406,930
Wereldhave N.V.	6,768	505,698

Total Netherlands		2,906,836

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds	65

Schedule of Investments (unaudited)(concluded)

WisdomTree International Real Estate Fund (DRW)

June 30, 2010

Investments	Shares	Value
New Zealand - 0.9%
AMP NZ Office Trust	349,267	$170,523
Goodman Property Trust	299,670	187,522
ING Property Trust	253,200	118,397
Kiwi Income Property Trust	246,212	152,377

Total New Zealand		628,819

Singapore - 10.2%
Allgreen Properties Ltd.	237,000	174,851
Ascendas India Trust	238,000	160,246
Ascendas Real Estate Investment Trust	401,901	523,931
Ascott Residence Trust	164,000	132,741
Cambridge Industrial Trust	392,472	139,155
CapitaCommercial Trust	632,635	552,836
CapitaLand Ltd.	451,589	1,164,473
CapitaMall Trust	567,786	748,318
CapitaMalls Asia Ltd.	82,000	123,931
CapitaRetail China Trust	174,000	154,545
CDL Hospitality Trusts	151,432	189,819
City Developments Ltd.	26,103	207,538
Fortune Real Estate Investment Trust	375,000	170,955
Frasers Centrepoint Trust	140,432	130,765
Frasers Commercial Trust	1,055,070	105,802
Guocoland Ltd.	82,000	126,280
Keppel Land Ltd.	109,168	304,960
K-REIT Asia	248,000	202,507
Lippo-Mapletree Indonesia Retail Trust	450,782	153,371
Mapletree Logistics Trust	482,285	288,452
Parkway Life Real Estate Investment Trust	138,000	134,432
Singapore Land Ltd.	47,544	217,270
Starhill Global REIT	523,526	208,120
Suntec Real Estate Investment Trust	420,828	397,889
United Industrial Corp., Ltd.	76,000	114,319
UOL Group Ltd.	82,000	223,193
Wheelock Properties Singapore Ltd.	153,000	202,743
Wing Tai Holdings Ltd.	86,000	97,328
Yanlord Land Group Ltd.	82,000	101,612

Total Singapore		7,452,382

Sweden - 2.0%
Atrium Ljungberg AB Class B	6,500	52,622
Castellum AB	36,443	332,960
Fabege AB	34,580	206,360
Hufvudstaden AB Class A	30,792	236,025
Klovern AB	40,800	126,877
Kungsleden AB	48,000	292,984
Wallenstam AB Class B	6,500	109,837
Wihlborgs Fastigheter AB	7,666	146,286

Total Sweden		1,503,951

Switzerland - 0.5%
Allreal Holding AG	2,000	219,780
Intershop Holdings	650	176,613

Total Switzerland		396,393

United Kingdom - 6.6%
British Land Co. PLC	213,045	1,388,416
Capital Shopping Centres Group PLC	113,600	529,586
Daejan Holdings PLC	2,900	101,959
Derwent London PLC	9,481	177,306
Great Portland Estates PLC	40,600	176,697
Hammerson PLC	110,999	570,767
Land Securities Group PLC	134,861	1,126,860
Primary Health Properties PLC	22,500	98,294
Savills PLC	23,200	95,451
Segro PLC*	156,129	592,837

Total United Kingdom		4,858,173

TOTAL COMMON STOCKS (Cost: $85,455,261)		72,813,117

WARRANTS - 0.0%
Hong Kong - 0.0%
Henderson Land Development Co., Ltd., expiring 6/01/11*
(Cost: $0)	39,064	6,622

TOTAL LONG-TERM INVESTMENTS (Cost: $85,455,261)		72,819,739

SHORT-TERM INVESTMENT - 1.7%
MONEY MARKET FUND - 1.7%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $1,209,277)	1,209,277	1,209,277

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
MONEY MARKET FUND - 2.6%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $1,925,000)(e)	1,925,000	1,925,000

TOTAL INVESTMENTS IN SECURITIES - 103.6% (Cost: $88,589,538)(f)		75,954,016
Liabilities in Excess of Foreign Currency and Other Assets - (3.6)%		(2,630,658)

NET ASSETS - 100.0%		$73,323,358

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0% of net assets.
††	Restricted security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $1,822,019 and the total market value of the collateral held by the Fund was $1,925,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

66	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.8%
AAR Corp.*	270	$4,520
Alliant Techsystems, Inc.*	203	12,598
Ceradyne, Inc.*	234	5,001
Cubic Corp.	234	8,513
Curtiss-Wright Corp.	177	5,140
DynCorp International, Inc. Class A*	893	15,645
Esterline Technologies Corp.*	136	6,453
General Dynamics Corp.	2,450	143,472
Goodrich Corp.	602	39,883
HEICO Corp.	286	10,273
Hexcel Corp.*	641	9,942
Honeywell International, Inc.	3,313	129,306
ITT Corp.	670	30,096
L-3 Communications Holdings, Inc.	818	57,947
Lockheed Martin Corp.	1,944	144,828
Moog, Inc. Class A*	183	5,898
Northrop Grumman Corp.	1,058	57,598
Orbital Sciences Corp.*	227	3,580
Precision Castparts Corp.	671	69,059
Raytheon Co.	2,217	107,281
Rockwell Collins, Inc.	755	40,113
Spirit Aerosystems Holdings, Inc. Class A*	684	13,037
Stanley, Inc.*	344	12,859
Teledyne Technologies, Inc.*	136	5,247
TransDigm Group, Inc.	392	20,004
Triumph Group, Inc.	116	7,729
United Technologies Corp.	3,540	229,781

Total Aerospace & Defense		1,195,803

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc.*	166	7,885
C.H. Robinson Worldwide, Inc.	529	29,444
Expeditors International of Washington, Inc.	624	21,534
Forward Air Corp.	111	3,025
HUB Group, Inc. Class A*	139	4,172
United Parcel Service, Inc. Class B	2,082	118,445

Total Air Freight & Logistics		184,505

Airlines - 0.1%
Allegiant Travel Co.*	189	8,069
Hawaiian Holdings, Inc.*	1,231	6,364
Republic Airways Holdings, Inc.*	454	2,774
Skywest, Inc.	342	4,179

Total Airlines		21,386

Automobiles - 0.0%
Harley-Davidson, Inc.	755	16,784

Beverages - 2.7%
Brown-Forman Corp. Class B	703	40,233
Coca-Cola Bottling Co. Consolidated	163	7,811
Coca-Cola Co. (The)	8,947	448,423
Coca-Cola Enterprises, Inc.	2,450	63,357
Constellation Brands, Inc. Class A*	550	8,591
Dr. Pepper Snapple Group, Inc.	1,554	58,104
Hansen Natural Corp.*	271	10,599
Molson Coors Brewing Co. Class B	842	35,667
PepsiCo, Inc.	7,617	464,256

Total Beverages		1,137,041

Biotechnology - 1.8%
Alkermes, Inc.*	1,027	12,786
Amgen, Inc.*	6,965	366,359
Biogen Idec, Inc.*	1,439	68,281
Celgene Corp.*	625	31,762
Cephalon, Inc.*	373	21,168
Cubist Pharmaceuticals, Inc.*	1,024	21,094
Emergent Biosolutions, Inc.*	143	2,337
Genzyme Corp.*	822	41,733
Gilead Sciences, Inc.*	4,598	157,619
Immunomedics, Inc.*(a)	2,853	8,816
Martek Biosciences Corp.*	487	11,547
Myriad Genetics, Inc.*	509	7,610
PDL BioPharma, Inc.	2,860	16,073

Total Biotechnology		767,185

Building Products - 0.0%
A.O. Smith Corp.	161	7,759
Ameron International Corp.	63	3,801
Apogee Enterprises, Inc.	340	3,682
Armstrong World Industries, Inc.*	1	30
Simpson Manufacturing Co., Inc.	138	3,388

Total Building Products		18,660

Capital Markets - 2.0%
Ameriprise Financial, Inc.	297	10,731
BlackRock Kelso Capital Corp.	1,378	13,601
BlackRock, Inc.	232	33,269
Charles Schwab Corp. (The)	4,274	60,605
Eaton Vance Corp.	435	12,010
Federated Investors, Inc. Class B	481	9,961
Franklin Resources, Inc.	773	66,625
GAMCO Investors, Inc. Class A(a)	133	4,948
GFI Group, Inc.	1,261	7,036
Gleacher & Co., Inc.*	1,801	4,592
Goldman Sachs Group, Inc. (The)	2,540	333,426
Greenhill & Co., Inc.	72	4,401
Investment Technology Group, Inc.*	250	4,015
Knight Capital Group, Inc. Class A*	1,195	16,479
Northern Trust Corp.(a)	1,418	66,221
optionsXpress Holdings, Inc.*	372	5,855
Prospect Capital Corp.(a)	304	2,934
Raymond James Financial, Inc.	548	13,530
SEI Investments Co.	520	10,587
State Street Corp.	3,108	105,113
Stifel Financial Corp.*	74	3,211
T. Rowe Price Group, Inc.	622	27,611
TD Ameritrade Holding Corp.*	3,067	46,925
Waddell & Reed Financial, Inc. Class A	158	3,457

Total Capital Markets		867,143

Chemicals - 1.6%
Air Products & Chemicals, Inc.	576	37,331
Airgas, Inc.	440	27,368
Albemarle Corp.	271	10,761
Arch Chemicals, Inc.	140	4,304
Ashland, Inc.	1	46
Balchem Corp.	411	10,275
Celanese Corp. Series A	824	20,526
CF Industries Holdings, Inc.	513	32,550
Eastman Chemical Co.	155	8,271
Ecolab, Inc.	520	23,353
FMC Corp.	272	15,621
H.B. Fuller Co.	317	6,020
Huntsman Corp.	4,064	35,235
Innophos Holdings, Inc.	479	12,492
International Flavors & Fragrances, Inc.	316	13,405
Intrepid Potash, Inc.*(a)	302	5,910
Koppers Holdings, Inc.	186	4,181
Lubrizol Corp.	322	25,860
Monsanto Co.	2,034	94,011

See Notes to Schedule of Investments.

1	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2010

Investments	Shares	Value
Mosaic Co. (The)	1,123	$43,774
NewMarket Corp.	131	11,439
Olin Corp.	430	7,779
PPG Industries, Inc.	279	16,854
Praxair, Inc.	1,080	82,069
RPM International, Inc.	776	13,844
Scotts Miracle-Gro Co. (The) Class A	316	14,034
Sensient Technologies Corp.	188	4,875
Sherwin-Williams Co. (The)	589	40,753
Sigma-Aldrich Corp.	547	27,257
Stepan Co.	139	9,512
Valspar Corp.	362	10,903
W.R. Grace & Co.*	1	21

Total Chemicals		670,634

Commercial Banks - 2.1%
Associated Banc-Corp.	507	6,216
Bancfirst Corp.	71	2,591
BancorpSouth, Inc.	321	5,739
Bank of Hawaii Corp.	211	10,202
Bank of the Ozarks, Inc.	338	11,989
BB&T Corp.(a)	2,626	69,090
BOK Financial Corp.	387	18,371
Camden National Corp.(a)	279	7,664
City National Corp.	158	8,094
Commerce Bancshares, Inc.	439	15,800
Community Bank System, Inc.(a)	159	3,503
Community Trust Bancorp, Inc.	390	9,789
Cullen/Frost Bankers, Inc.	204	10,486
CVB Financial Corp.(a)	413	3,923
First Citizens BancShares, Inc. Class A	42	8,078
First Financial Bancorp	1,371	20,496
First Financial Bankshares, Inc.	86	4,136
FirstMerit Corp.	322	5,516
FNB Corp.	361	2,899
Fulton Financial Corp.	709	6,842
Glacier Bancorp, Inc.	247	3,623
Hancock Holding Co.	114	3,803
International Bancshares Corp.	873	14,570
M&T Bank Corp.	362	30,752
NBT Bancorp, Inc.	154	3,145
Old National Bancorp	298	3,087
Park National Corp.	69	4,488
PNC Financial Services Group, Inc.	990	55,935
Prosperity Bancshares, Inc.	166	5,769
Republic Bancorp, Inc. Class A	476	10,662
S&T Bancorp, Inc.	117	2,312
Simmons First National Corp. Class A	341	8,955
Susquehanna Bancshares, Inc.	318	2,649
SVB Financial Group*	206	8,493
TCF Financial Corp.	635	10,547
Tompkins Financial Corp.	241	9,098
Trustmark Corp.	248	5,163
U.S. Bancorp	5,131	114,678
UMB Financial Corp.	116	4,125
United Bankshares, Inc.	160	3,830
Valley National Bancorp(a)	364	4,958
Wells Fargo & Co.	13,490	345,344
Westamerica Bancorp.	91	4,779

Total Commercial Banks		892,189

Commercial Services & Supplies - 0.8%
ABM Industries, Inc.	208	4,358
Cintas Corp.	550	13,184
Clean Harbors, Inc.*	72	4,782
Consolidated Graphics, Inc.*	166	7,178
Copart, Inc.*	273	9,776
Cornell Cos., Inc.*	435	11,688
Corrections Corp. of America*	419	7,995
Covanta Holding Corp.*	350	5,807
Deluxe Corp.	1,071	20,081
Ennis, Inc.	619	9,291
Geo Group, Inc. (The)*	183	3,797
Herman Miller, Inc.	482	9,095
HNI Corp.	277	7,642
Iron Mountain, Inc.	646	14,509
Knoll, Inc.	505	6,711
M&F Worldwide Corp.*	232	6,287
McGrath Rentcorp	409	9,317
Mine Safety Appliances Co.	154	3,816
Mobile Mini, Inc.*	600	9,768
Pitney Bowes, Inc.	1,118	24,551
Republic Services, Inc.	818	24,319
Rollins, Inc.	271	5,607
Stericycle, Inc.*	296	19,412
SYKES Enterprises, Inc.*	246	3,501
Tetra Tech, Inc.*	184	3,608
United Stationers, Inc.*	163	8,879
Waste Connections, Inc.*	201	7,013
Waste Management, Inc.	2,215	69,307

Total Commercial Services & Supplies		331,279

Communications Equipment - 1.7%
ADTRAN, Inc.	327	8,917
Arris Group, Inc.*	503	5,126
Black Box Corp.	113	3,152
Cisco Systems, Inc.*	20,198	430,419
Comtech Telecommunications Corp.*	109	3,262
F5 Networks, Inc.*	211	14,468
Harris Corp.	749	31,196
Juniper Networks, Inc.*	827	18,872
Polycom, Inc.*	348	10,367
QUALCOMM, Inc.	5,145	168,962
Tekelec*	292	3,866
Tellabs, Inc.	1,675	10,703

Total Communications Equipment		709,310

Computers & Peripherals - 3.3%
Apple, Inc.*	2,423	609,457
Dell, Inc.*	8,787	105,971
Diebold, Inc.	224	6,104
EMC Corp.*	4,664	85,351
Hewlett-Packard Co.	11,425	494,474
Lexmark International, Inc. Class A*	163	5,384
NetApp, Inc.*	713	26,602
QLogic Corp.*	524	8,709
Synaptics, Inc.*(a)	339	9,323
Teradata Corp.*	777	23,683
Western Digital Corp.*	1,073	32,362

Total Computers & Peripherals		1,407,420

Construction & Engineering - 0.5%
Aecom Technology Corp.*	594	13,698
EMCOR Group, Inc.*	389	9,013
Fluor Corp.	1,326	56,355
Granite Construction, Inc.	137	3,231
Jacobs Engineering Group, Inc.*	850	30,974
KBR, Inc.	1,400	28,476
MasTec, Inc.*	394	3,704
Quanta Services, Inc.*	828	17,098
Tutor Perini Corp.*	759	12,508

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	2

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2010

Investments	Shares	Value
URS Corp.*	455	$17,904

Total Construction & Engineering		192,961

Construction Materials - 0.0%
Martin Marietta Materials, Inc.(a)	91	7,718
Texas Industries, Inc.	92	2,718
Vulcan Materials Co.	157	6,881

Total Construction Materials		17,317

Consumer Finance - 0.3%
Advance America, Cash Advance Centers, Inc.	1,510	6,236
American Express Co.	1,242	49,307
Cash America International, Inc.	177	6,066
Credit Acceptance Corp.*(a)	251	12,241
Dollar Financial Corp.*	317	6,274
Ezcorp, Inc. Class A*	205	3,803
First Cash Financial Services, Inc.*	418	9,113
Nelnet, Inc. Class A	517	9,968
Student Loan Corp. (The)	140	3,371
World Acceptance Corp.*	159	6,091

Total Consumer Finance		112,470

Containers & Packaging - 0.4%
AEP Industries, Inc.*	228	5,445
Aptargroup, Inc.	205	7,753
Ball Corp.	505	26,679
Bemis Co., Inc.	297	8,019
Boise, Inc.*	1,738	9,541
Crown Holdings, Inc.*	324	8,113
Greif, Inc. Class A	70	3,888
Packaging Corp. of America	898	19,774
Pactiv Corp.*	666	18,548
Rock-Tenn Co. Class A	326	16,192
Sealed Air Corp.	965	19,030
Silgan Holdings, Inc.	552	15,666
Sonoco Products Co.	252	7,681
Temple-Inland, Inc.	551	11,389

Total Containers & Packaging		177,718

Distributors - 0.1%
Core-Mark Holding Co., Inc.*	296	8,111
Genuine Parts Co.	773	30,495
LKQ Corp.*	526	10,141

Total Distributors		48,747

Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A*	899	38,181
Career Education Corp.*	232	5,341
Corinthian Colleges, Inc.*(a)	646	6,363
DeVry, Inc.	294	15,432
H&R Block, Inc.	2,061	32,337
Hillenbrand, Inc.	462	9,882
ITT Educational Services, Inc.*(a)	235	19,510
Matthews International Corp. Class A	112	3,279
Pre-Paid Legal Services, Inc.*(a)	88	4,003
Regis Corp.	322	5,014
Service Corp. International	2,103	15,562
Strayer Education, Inc.	23	4,781
Weight Watchers International, Inc.	617	15,851

Total Diversified Consumer Services		175,536

Diversified Financial Services - 1.9%
Bank of America Corp.	21,348	306,771
CME Group, Inc.	224	63,067
Interactive Brokers Group, Inc. Class A*	520	8,632
IntercontinentalExchange, Inc.*	254	28,709
JPMorgan Chase & Co.	8,726	319,459
Moody’s Corp.	1,301	25,916
MSCI, Inc. Class A*	378	10,357
NASDAQ OMX Group, Inc. (The)*	1,264	22,474
Portfolio Recovery Associates, Inc.*	224	14,959

Total Diversified Financial Services		800,344

Diversified Telecommunication Services - 2.4%
AboveNet, Inc.*	155	7,313
Alaska Communications Systems Group, Inc.	600	5,094
AT&T, Inc.	23,808	575,916
CenturyLink, Inc.	847	28,214
Cincinnati Bell, Inc.*	5,034	15,152
Frontier Communications Corp.(a)	1,050	7,465
Qwest Communications International, Inc.	4,802	25,211
Verizon Communications, Inc.	10,769	301,747
Windstream Corp.	3,100	32,736

Total Diversified Telecommunication Services		998,848

Electric Utilities - 2.3%
Allegheny Energy, Inc.	990	20,473
ALLETE, Inc.	158	5,410
American Electric Power Co., Inc.	2,353	76,002
Cleco Corp.	234	6,180
DPL, Inc.	727	17,375
Duke Energy Corp.	5,588	89,408
Edison International	1,530	48,532
El Paso Electric Co.*	185	3,580
Entergy Corp.	1,049	75,129
Exelon Corp.	3,915	148,653
FirstEnergy Corp.	1,162	40,937
Great Plains Energy, Inc.	849	14,450
Hawaiian Electric Industries, Inc.	294	6,697
IDACORP, Inc.	183	6,088
ITC Holdings Corp.	318	16,825
MGE Energy, Inc.	115	4,145
NextEra Energy, Inc.	2,335	113,855
Northeast Utilities	891	22,703
NV Energy, Inc.	911	10,759
Pepco Holdings, Inc.	733	11,493
Portland General Electric Co.	252	4,619
PPL Corp.	1,193	29,765
Progress Energy, Inc.	1,468	57,575
Southern Co.	3,663	121,905
UIL Holdings Corp.	117	2,928
Unisource Energy Corp.	292	8,813
Westar Energy, Inc.(a)	419	9,055

Total Electric Utilities		973,354

Electrical Equipment - 0.6%
Acuity Brands, Inc.	208	7,567
AMETEK, Inc.	372	14,936
AZZ, Inc.	269	9,891
Baldor Electric Co.	297	10,716
Brady Corp. Class A	281	7,002
Emerson Electric Co.	3,223	140,813
EnerSys*	1	21
General Cable Corp.(a)	280	7,462
Hubbell, Inc. Class B	299	11,867
II-VI, Inc.*	202	5,985
Powell Industries, Inc.*	273	7,464
Regal-Beloit Corp.	188	10,487
Rockwell Automation, Inc.	251	12,322
Roper Industries, Inc.	297	16,620
Thomas & Betts Corp.*	98	3,401

See Notes to Schedule of Investments.

3	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2010

Investments	Shares	Value
Woodward Governor Co.	293	$7,480

Total Electrical Equipment		274,034

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. Class A	599	23,529
Anixter International, Inc.*	110	4,686
Arrow Electronics, Inc.*	302	6,750
Avnet, Inc.*	442	10,656
AVX Corp.	848	10,871
Benchmark Electronics, Inc.*	369	5,849
Checkpoint Systems, Inc.*	327	5,677
Corning, Inc.	6,385	103,118
Dolby Laboratories, Inc. Class A*	501	31,408
FLIR Systems, Inc.*	686	19,956
Ingram Micro, Inc. Class A*	959	14,567
MTS Systems Corp.	135	3,915
Multi-Fineline Electronix, Inc.*	326	8,137
National Instruments Corp.	251	7,977
Plexus Corp.*	280	7,487
Rofin-Sinar Technologies, Inc.*	184	3,831
Scansource, Inc.*	204	5,086
SYNNEX Corp.*	1	25
Tech Data Corp.*	322	11,469
Trimble Navigation Ltd.*	364	10,192

Total Electronic Equipment, Instruments & Components		295,186

Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc.*	663	16,920
Baker Hughes, Inc.	1,806	75,075
Bristow Group, Inc.*	166	4,880
Cal Dive International, Inc.*	1,916	11,209
Cameron International Corp.*	1,192	38,764
CARBO Ceramics, Inc.	111	8,013
Diamond Offshore Drilling, Inc.(a)	1,150	71,519
Dresser-Rand Group, Inc.*	740	23,347
Dril-Quip, Inc.*	133	5,855
FMC Technologies, Inc.*	503	26,488
Gulfmark Offshore, Inc. Class A*	226	5,921
Halliburton Co.	4,627	113,593
Helmerich & Payne, Inc.	602	21,985
Hornbeck Offshore Services, Inc.*	301	4,395
Lufkin Industries, Inc.	230	8,968
National Oilwell Varco, Inc.	3,245	107,312
Oceaneering International, Inc.*	209	9,384
Oil States International, Inc.*	396	15,674
Parker Drilling Co.*	1,486	5,870
Patterson-UTI Energy, Inc.	458	5,894
Pride International, Inc.*	1,507	33,666
Rowan Cos., Inc.*	1,148	25,187
RPC, Inc.	573	7,821
SEACOR Holdings, Inc.*	209	14,768
Smith International, Inc.	988	37,198
Superior Energy Services, Inc.*	411	7,673
Tidewater, Inc.	597	23,116
Willbros Group, Inc.*	552	4,085

Total Energy Equipment & Services		734,580

Food & Staples Retailing - 4.4%

BJ’s Wholesale* Club, Inc.*	200	7,402
Casey’s General Stores, Inc.	212	7,399
Costco Wholesale Corp.	1,602	87,838
CVS Caremark Corp.	9,629	282,322
Ingles Markets, Inc. Class A	202	3,040
Kroger Co. (The)	4,884	96,166
Pantry, Inc. (The)*	693	9,778
Pricesmart, Inc.	459	10,663
Ruddick Corp.	178	5,516
Safeway, Inc.	3,015	59,275
Spartan Stores, Inc.	661	9,069
SUPERVALU, Inc.	1,831	19,848
Sysco Corp.	3,044	86,967
United Natural Foods, Inc.*	159	4,751
Walgreen Co.	4,283	114,356
Wal-Mart Stores, Inc.	21,658	1,041,100
Whole Foods Market, Inc.*	527	18,982

Total Food & Staples Retailing		1,864,472

Food Products - 2.2%
American Dairy, Inc.*(a)	432	6,890
American Italian Pasta Co. Class A*	276	14,592
Archer-Daniels-Midland Co.	2,815	72,683
Cal-Maine Foods, Inc.	272	8,685
Campbell Soup Co.	1,666	59,693
Chiquita Brands International, Inc.*	235	2,855
ConAgra Foods, Inc.	2,423	56,504
Corn Products International, Inc.	389	11,787
Darling International, Inc.*	777	5,835
Dean Foods Co.*	1,149	11,571
Del Monte Foods Co.	1,483	21,340
Flowers Foods, Inc.	249	6,083
General Mills, Inc.	2,926	103,932
H.J. Heinz Co.	1,464	63,274
Hershey Co. (The)	852	40,836
Hormel Foods Corp.	709	28,700
J.M. Smucker Co. (The)	543	32,700
Kellogg Co.	1,650	82,995
Kraft Foods, Inc. Class A	6,387	178,836
Lancaster Colony Corp.	119	6,350
McCormick & Co., Inc.	623	23,649
Mead Johnson Nutrition Co.	801	40,146
Ralcorp Holdings, Inc.*	343	18,797
Sara Lee Corp.	1,946	27,439
Seneca Foods Corp. Class A*	390	12,581
Tyson Foods, Inc. Class A	503	8,244

Total Food Products		946,997

Gas Utilities - 0.4%
AGL Resources, Inc.	547	19,594
Atmos Energy Corp.	385	10,410
Energen Corp.	458	20,303
EQT Corp.	182	6,577
Laclede Group, Inc. (The)	90	2,982
National Fuel Gas Co.	163	7,478
New Jersey Resources Corp.	181	6,371
Nicor, Inc.	182	7,371
Northwest Natural Gas Co.	98	4,270
Oneok, Inc.	526	22,749
Piedmont Natural Gas Co., Inc.	225	5,693
Questar Corp.	820	37,302
South Jersey Industries, Inc.	134	5,757
Southwest Gas Corp.	177	5,222
UGI Corp.	778	19,792
WGL Holdings, Inc.	189	6,432

Total Gas Utilities		188,303

Health Care Equipment & Supplies - 2.1%
Align Technology, Inc.*(a)	507	7,539
American Medical Systems Holdings, Inc.*	483	10,684
Baxter International, Inc.	3,018	122,652
Beckman Coulter, Inc.	179	10,792
Becton Dickinson and Co.	1,279	86,486
C.R. Bard, Inc.	497	38,532

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	4

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2010

Investments	Shares	Value
Conmed Corp.*	138	$2,571
Cooper Cos., Inc. (The)	235	9,351
Cyberonics, Inc.*	453	10,727
DENTSPLY International, Inc.	689	20,608
Edwards Lifesciences Corp.*	264	14,789
Gen-Probe, Inc.*	120	5,450
Greatbatch, Inc.*	483	10,776
Haemonetics Corp.*	67	3,586
Hill-Rom Holdings, Inc.	208	6,329
Hospira, Inc.*	731	41,996
IDEXX Laboratories, Inc.*(a)	180	10,962
Immucor, Inc.*	183	3,486
Intuitive Surgical, Inc.*	46	14,519
Kinetic Concepts, Inc.*	409	14,933
Medtronic, Inc.	4,783	173,479
ResMed, Inc.*	327	19,885
St. Jude Medical, Inc.*	910	32,842
STERIS Corp.	229	7,117
Stryker Corp.	1,712	85,703
SurModics, Inc.*(a)	366	6,006
Symmetry Medical, Inc.*	1,173	12,363
Teleflex, Inc.	250	13,570
Varian Medical Systems, Inc.*	619	32,361
West Pharmaceutical Services, Inc.	112	4,087
Zimmer Holdings, Inc.*	963	52,050

Total Health Care Equipment & Supplies		886,231

Health Care Providers & Services - 4.0%
Aetna, Inc.	2,881	76,001
Amedisys, Inc.*(a)	320	14,070
AMERIGROUP Corp.*	292	9,484
AmerisourceBergen Corp.	1,645	52,229
Amsurg Corp.*	155	2,762
Cardinal Health, Inc.	2,303	77,404
Catalyst Health Solutions, Inc.*	165	5,692
Centene Corp.*	249	5,353
Chemed Corp.	113	6,174
CIGNA Corp.	1,761	54,697
Community Health Systems, Inc.*	611	20,658
Coventry Health Care, Inc.*	982	17,362
DaVita, Inc.*	552	34,467
Emergency Medical Services Corp. Class A*	138	6,766
Ensign Group, Inc. (The)	615	10,160
Express Scripts, Inc.*	1,654	77,771
Five Star Quality Care, Inc.*	2,715	8,199
Gentiva Health Services, Inc.*	178	4,808
Hanger Orthopedic Group, Inc.*	647	11,620
Health Management Associates, Inc. Class A*	1,851	14,382
Health Net, Inc.*	461	11,235
Healthsouth Corp.*	480	8,981
Healthspring, Inc.*	853	13,230
Healthways, Inc.*	301	3,588
Henry Schein, Inc.*	485	26,626
Humana, Inc.*	1,805	82,434
inVentiv Health, Inc.*	272	6,963
Kindred Healthcare, Inc.*	269	3,454
Laboratory Corp. of America Holdings*	559	42,121
Landauer, Inc.	154	9,376
LHC Group, Inc.*(a)	258	7,159
LifePoint Hospitals, Inc.*	315	9,891
Lincare Holdings, Inc.*(a)	549	17,848
Magellan Health Services, Inc.*	143	5,194
McKesson Corp.	1,556	104,501
Medco Health Solutions, Inc.*	1,599	88,073
Mednax, Inc.*	204	11,344
Molina Healthcare, Inc.*	207	5,962
National Healthcare Corp.(a)	247	8,512
Odyssey HealthCare, Inc.*	594	15,872
Omnicare, Inc.	940	22,278
Owens & Minor, Inc.	210	5,960
Patterson Cos., Inc.	478	13,637
PSS World Medical, Inc.*(a)	186	3,934
Psychiatric Solutions, Inc.*	621	20,319
Quest Diagnostics, Inc.	963	47,929
Skilled Healthcare Group, Inc. Class A*	1,210	8,216
Sun Healthcare Group, Inc.*	1,279	10,334
Tenet Healthcare Corp.*	2,835	12,304
Triple-S Management Corp. Class B*	551	10,221
UnitedHealth Group, Inc.	10,109	287,096
Universal American Corp.*	1,346	19,382
Universal Health Services, Inc. Class B	778	29,681
VCA Antech, Inc.*	317	7,849
WellPoint, Inc.*	4,185	204,772

Total Health Care Providers & Services		1,696,335

Health Care Technology - 0.1%
Cerner Corp.*	202	15,330
Eclipsys Corp.*	254	4,531

Total Health Care Technology		19,861

Hotels, Restaurants & Leisure - 1.8%
Ameristar Casinos, Inc.	394	5,934
Bally Technologies, Inc.*	254	8,227
Bob Evans Farms, Inc.	166	4,087
Brinker International, Inc.	643	9,298
Burger King Holdings, Inc.	890	14,988
CEC Entertainment, Inc.*	142	5,007
Cheesecake Factory (The)*	390	8,681
Chipotle Mexican Grill, Inc.*	67	9,166
Choice Hotels International, Inc.(a)	185	5,589
CKE Restaurants, Inc.	1,097	13,745
Cracker Barrel Old Country Store, Inc.	159	7,403
Darden Restaurants, Inc.	936	36,364
Domino’s Pizza, Inc.*	662	7,481
Einstein Noah Restaurant Group, Inc.*	1,027	11,081
International Game Technology	709	11,131
International Speedway Corp. Class A	204	5,255
Interval Leisure Group, Inc.*	738	9,188
Jack In The Box, Inc.*	642	12,487
Life Time Fitness, Inc.*	339	10,777
McDonald’s Corp.	5,541	364,986
Panera Bread Co. Class A*	68	5,120
Papa John’s International, Inc.*	384	8,878
Penn National Gaming, Inc.*	273	6,306
Sonic Corp.*	271	2,100
Speedway Motorsports, Inc.	776	10,522
Starbucks Corp.	1,326	32,222
Starwood Hotels & Resorts Worldwide, Inc.	304	12,595
Texas Roadhouse, Inc.*	826	10,424
Vail Resorts, Inc.*	201	7,017
WMS Industries, Inc.*	143	5,613
Wyndham Worldwide Corp.	801	16,132
Yum! Brands, Inc.	2,312	90,260

Total Hotels, Restaurants & Leisure		768,064

Household Durables - 0.3%
Blyth, Inc.	117	3,986
Jarden Corp.	132	3,547
Leggett & Platt, Inc.	419	8,405
National Presto Industries, Inc.	91	8,450
Newell Rubbermaid, Inc.	1,302	19,061

See Notes to Schedule of Investments.

5	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2010

Investments	Shares	Value
NVR, Inc.*	26	$17,031
Stanley Black & Decker, Inc.	363	18,339
Tempur-Pedic International, Inc.*	224	6,888
Tupperware Brands Corp.	164	6,536
Whirlpool Corp.	188	16,510

Total Household Durables		108,753

Household Products - 2.7%
Central Garden and Pet Co. Class A*	896	8,037
Church & Dwight Co., Inc.	338	21,196
Clorox Co.	707	43,947
Colgate-Palmolive Co.	2,036	160,355
Energizer Holdings, Inc.*	315	15,838
Kimberly-Clark Corp.	2,107	127,748
Procter & Gamble Co. (The)	12,526	751,310
WD-40 Co.	281	9,385

Total Household Products		1,137,816

Independent Power Producers & Energy Traders - 0.3%
AES Corp. (The)*	1,369	12,650
Calpine Corp.*	1,348	17,146
NRG Energy, Inc.*	3,639	77,183
Ormat Technologies, Inc.(a)	114	3,225

Total Independent Power Producers & Energy Traders		110,204

Industrial Conglomerates - 2.3%
3M Co.	2,174	171,724
Carlisle Cos., Inc.	118	4,263
General Electric Co.	55,033	793,576
Seaboard Corp.	5	7,550

Total Industrial Conglomerates		977,113

Insurance - 6.8%
Alleghany Corp.*	44	12,905
Allstate Corp. (The)	1,856	53,323
American Family Life Assurance Co., Inc.	3,817	162,871
American Financial Group, Inc.	1,602	43,767
American Physicians Capital, Inc.	94	2,900
AMERISAFE, Inc.*	162	2,843
Amtrust Financial Services, Inc.(a)	646	7,778
AON Corp.	842	31,255
Arthur J. Gallagher & Co.	272	6,631
Assurant, Inc.	1,349	46,810
Berkshire Hathaway, Inc. Class B*	11,405	908,864
Brown & Brown, Inc.	868	16,613
Chubb Corp.	3,631	181,586
Cincinnati Financial Corp.	987	25,534
CNA Financial Corp.*	1,917	48,998
CNA Surety Corp.*	921	14,800
Delphi Financial Group, Inc. Class A	761	18,576
Employers Holdings, Inc.	371	5,465
Erie Indemnity Co. Class A	202	9,191
FBL Financial Group, Inc. Class A	482	10,122
Fidelity National Financial, Inc. Class A	819	10,639
First American Financial Corp.	142	1,801
First Mercury Financial Corp.	663	7,015
FPIC Insurance Group, Inc.*	103	2,642
Hanover Insurance Group, Inc. (The)	371	16,138
Harleysville Group, Inc.(a)	161	4,996
HCC Insurance Holdings, Inc.	1,010	25,008
Horace Mann Educators Corp.	274	4,192
Infinity Property & Casualty Corp.	316	14,593
Lincoln National Corp.	1,399	33,982
Loews Corp.	368	12,258
Markel Corp.*	68	23,120
Marsh & McLennan Cos., Inc.	189	4,262
MBIA, Inc.*(a)	5,452	30,586
Mercury General Corp.	184	7,625
MetLife, Inc.	2,124	80,202
National Interstate Corp.(a)	503	9,969
National Western Life Insurance Co. Class A	51	7,791
Navigators Group, Inc. (The)*	270	11,105
Principal Financial Group, Inc.	2,336	54,756
ProAssurance Corp.*	338	19,185
Progressive Corp. (The)	4,553	85,232
Protective Life Corp.	530	11,337
Prudential Financial, Inc.	4,404	236,319
Reinsurance Group of America, Inc.	735	33,597
RLI Corp.	255	13,390
Safety Insurance Group, Inc.	109	4,035
Selective Insurance Group, Inc.	141	2,095
StanCorp Financial Group, Inc.	501	20,311
Torchmark Corp.	894	44,262
Tower Group, Inc.	165	3,552
Transatlantic Holdings, Inc.	825	39,567
Travelers Cos., Inc. (The)	5,604	275,997
Unitrin, Inc.	417	10,675
Universal Insurance Holdings, Inc.	1,254	5,242
Unum Group	3,384	73,433
W.R. Berkley Corp.	1,165	30,826
Wesco Financial Corp.	4	1,293

Total Insurance		2,883,860

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.*	481	52,554
NetFlix, Inc.*	154	16,732
priceline.com, Inc.*	178	31,424

Total Internet & Catalog Retail		100,710

Internet Software & Services - 1.3%
Akamai Technologies, Inc.*	442	17,932
Digital River, Inc.*	177	4,232
Earthlink, Inc.	2,243	17,854
eBay, Inc.*	4,969	97,442
Equinix, Inc.*	142	11,533
Google, Inc. Class A*	690	307,016
j2 Global Communications, Inc.*	668	14,589
Limelight Networks, Inc.*	2,413	10,593
Sohu.com, Inc.*(a)	279	11,464
ValueClick, Inc.*	461	4,928
VeriSign, Inc.*	691	18,346
WebMD Health Corp.*	1	47
Yahoo!, Inc.*	1,829	25,295

Total Internet Software & Services		541,271

IT Services - 3.9%
Acxiom Corp.*	690	10,136
Alliance Data Systems Corp.*(a)	246	14,642
Automatic Data Processing, Inc.	2,555	102,864
Broadridge Financial Solutions, Inc.	694	13,221
CACI International, Inc. Class A*	116	4,928
Cognizant Technology Solutions Corp. Class A*	1,032	51,662
Computer Sciences Corp.	1,163	52,626
CoreLogic, Inc.	142	2,508
CSG Systems International, Inc.*	229	4,198
DST Systems, Inc.	486	17,564
Euronet Worldwide, Inc.*	274	3,504
Fidelity National Information Services, Inc.	799	21,429
Fiserv, Inc.*	799	36,482
Gartner, Inc.*	340	7,905
Global Payments, Inc.	258	9,427

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	6

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2010

Investments	Shares	Value
Hewitt Associates, Inc. Class A*	500	$17,230
International Business Machines Corp.	6,506	803,361
Lender Processing Services, Inc.	488	15,279
Mantech International Corp. Class A*	109	4,640
Mastercard, Inc. Class A	487	97,171
MAXIMUS, Inc.	109	6,308
MoneyGram International, Inc.*	4,121	10,096
NeuStar, Inc. Class A*	277	5,712
Paychex, Inc.	1,415	36,748
SAIC, Inc.*	2,060	34,484
Sapient Corp.	1,162	11,783
SRA International, Inc. Class A*	246	4,839
Syntel, Inc.(a)	186	6,315
TeleTech Holdings, Inc.*	396	5,104
Total System Services, Inc.	1,278	17,381
Visa, Inc. Class A	2,307	163,220
Western Union Co. (The)	3,916	58,388
Wright Express Corp.*	530	15,741

Total IT Services		1,666,896

Leisure Equipment & Products - 0.2%
Hasbro, Inc.	804	33,044
Mattel, Inc.	1,464	30,978
Polaris Industries, Inc.	205	11,197
Pool Corp.	229	5,020

Total Leisure Equipment & Products		80,239

Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc. Class A*	68	5,881
Bruker Corp.*	716	8,707
Charles River Laboratories International, Inc.*	293	10,023
Covance, Inc.*	184	9,443
Dionex Corp.*	41	3,053
Furiex Pharmaceuticals, Inc.*	57	579
Illumina, Inc.*	156	6,791
Mettler-Toledo International, Inc.*	136	15,182
Millipore Corp.*	232	24,743
Parexel International Corp.*	345	7,480
PerkinElmer, Inc.	459	9,487
Pharmaceutical Product Development, Inc.	688	17,482
Techne Corp.	203	11,662
Thermo Fisher Scientific, Inc.*	1,392	68,278
Waters Corp.*	482	31,185

Total Life Sciences Tools & Services		229,976

Machinery - 1.7%
Actuant Corp. Class A	362	6,816
AGCO Corp.*	387	10,437
Astec Industries, Inc.*	120	3,327
Barnes Group, Inc.	407	6,671
Bucyrus International, Inc.	478	22,681
Caterpillar, Inc.	1,188	71,363
Chart Industries, Inc.*	341	5,313
CIRCOR International, Inc.	158	4,042
CLARCOR, Inc.	159	5,648
Crane Co.	163	4,924
Cummins, Inc.	206	13,417
Danaher Corp.	2,510	93,171
Deere & Co.	1,257	69,990
Donaldson Co., Inc.	248	10,577
Dover Corp.	1,078	45,050
Eaton Corp.	392	25,652
EnPro Industries, Inc.*	226	6,362
ESCO Technologies, Inc.	90	2,317
Federal Signal Corp.	391	2,362
Flowserve Corp.	346	29,341
Graco, Inc.	298	8,401
Harsco Corp.	178	4,183
IDEX Corp.	339	9,685
Illinois Tool Works, Inc.	1,324	54,655
John Bean Technologies Corp.	547	8,342
Joy Global, Inc.	589	29,503
Kaydon Corp.	133	4,370
Middleby Corp.*	120	6,383
Mueller Industries, Inc.	231	5,683
Nordson Corp.	184	10,319
PACCAR, Inc.	364	14,513
Pall Corp.	320	10,998
Parker Hannifin Corp.	414	22,960
Pentair, Inc.	294	9,467
Robbins & Myers, Inc.	250	5,435
Snap-On, Inc.	255	10,432
SPX Corp.	295	15,579
Toro Co. (The)	185	9,087
Trinity Industries, Inc.	414	7,336
Valmont Industries, Inc.	109	7,920
WABCO Holdings, Inc.*	1	31
Wabtec Corp.	158	6,303
Watts Water Technologies, Inc. Class A	161	4,614

Total Machinery		705,660

Marine - 0.1%
Alexander & Baldwin, Inc.	166	4,944
American Commercial Lines, Inc.*	157	3,534
International Shipholding Corp.	303	6,705
Kirby Corp.*	251	9,601

Total Marine		24,784

Media - 2.5%
Belo Corp. Class A	1	6
Cablevision Systems Corp. Class A	432	10,372
CBS Corp. Class B	1,300	16,809
Comcast Corp. Class A	15,027	261,019
DIRECTV Class A*	3,244	110,036
Discovery Communications, Inc. Class C*	1,533	47,416
DISH Network Corp. Class A	3,567	64,741
DreamWorks Animation SKG, Inc. Class A*	364	10,392
Harte-Hanks, Inc.	596	6,228
Interactive Data Corp.	623	20,796
Interpublic Group of Cos., Inc. (The)*	1,345	9,590
John Wiley & Sons, Inc. Class A	202	7,811
Madison Square Garden, Inc. Class A*	105	2,065
McGraw-Hill Cos., Inc. (The)	1,369	38,524
Meredith Corp.	338	10,522
Morningstar, Inc.*	157	6,676
Omnicom Group, Inc.	1,783	61,157
Regal Entertainment Group Class A	363	4,734
Scholastic Corp.	211	5,089
Scripps Networks Interactive, Inc. Class A	648	26,140
Viacom, Inc. Class B	2,860	89,718
Walt Disney Co. (The)	7,604	239,526
Washington Post Co. (The) Class B	20	8,210
World Wrestling Entertainment, Inc. Class A	294	4,575

Total Media		1,062,152

Metals & Mining - 0.4%
AMCOL International Corp.	137	3,220
Cliffs Natural Resources, Inc.	276	13,016
Compass Minerals International, Inc.	248	17,430
Haynes International, Inc.	180	5,549
Newmont Mining Corp.	1,258	77,669
Reliance Steel & Aluminum Co.	249	9,001

See Notes to Schedule of Investments.

7	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2010

Investments	Shares	Value
Southern Copper Corp.	1,170	$31,052
Walter Energy, Inc.	346	21,054

Total Metals & Mining		177,991

Multiline Retail - 0.9%
Big Lots, Inc.*	488	15,660
Dollar Tree, Inc.*	746	31,035
Family Dollar Stores, Inc.	911	34,336
J.C. Penney Co., Inc.	253	5,434
Kohl’s Corp.*	1,401	66,547
Nordstrom, Inc.	800	25,752
Target Corp.	3,686	181,241

Total Multiline Retail		360,005

Multi-Utilities - 1.7%
Alliant Energy Corp.	250	7,935
Ameren Corp.	1,307	31,067
Avista Corp.	231	4,512
CenterPoint Energy, Inc.	1,762	23,188
CH Energy Group, Inc.	212	8,319
CMS Energy Corp.	1,172	17,170
Consolidated Edison, Inc.	896	38,618
Dominion Resources, Inc.	3,249	125,866
DTE Energy Co.	894	40,775
Integrys Energy Group, Inc.	223	9,754
NiSource, Inc.	1,027	14,892
NorthWestern Corp.	182	4,768
NSTAR(a)	550	19,250
OGE Energy Corp.	440	16,086
PG&E Corp.	1,692	69,541
Public Service Enterprise Group, Inc.	3,591	112,506
SCANA Corp.	670	23,959
Sempra Energy	1,538	71,963
TECO Energy, Inc.	690	10,398
Vectren Corp.	274	6,483
Wisconsin Energy Corp.	276	14,004
Xcel Energy, Inc.	2,083	42,931

Total Multi-Utilities		713,985

Office Electronics - 0.1%
Xerox Corp.	4,140	33,286
Zebra Technologies Corp. Class A*	293	7,433

Total Office Electronics		40,719

Oil, Gas & Consumable Fuels - 7.1%
Arch Coal, Inc.	393	7,785
Arena Resources, Inc.*	154	4,913
Berry Petroleum Co. Class A	1	26
Bill Barrett Corp.*	235	7,231
Cabot Oil & Gas Corp.	143	4,479
Chevron Corp.	10,587	718,434
Concho Resources, Inc.*	205	11,343
Consol Energy, Inc.	1,014	34,233
Contango Oil & Gas Co.*	74	3,311
CVR Energy, Inc.*	1,231	9,257
EOG Resources, Inc.	546	53,710
Exxon Mobil Corp.	27,416	1,564,631
Frontier Oil Corp.	1,055	14,190
Hess Corp.	294	14,800
Holly Corp.	324	8,612
Marathon Oil Corp.	3,772	117,271
Massey Energy Co.	256	7,002
Murphy Oil Corp.	799	39,590
Noble Energy, Inc.	163	9,834
Occidental Petroleum Corp.	2,564	197,813
Patriot Coal Corp.*	922	10,833
Peabody Energy Corp.	1,126	44,060
Range Resources Corp.	110	4,416
Southern Union Co.	694	15,171
Spectra Energy Corp.	3,215	64,525
Tesoro Corp.	573	6,687
Western Refining, Inc.*(a)	526	2,646
Williams Cos., Inc. (The)	1,350	24,678
World Fuel Services Corp.	482	12,503

Total Oil, Gas & Consumable Fuels		3,013,984

Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.*	988	9,830
Clearwater Paper Corp.*	211	11,554
International Paper Co.	1,533	34,692
KapStone Paper and Packaging Corp.*	1,033	11,508
PH Glatfelter Co.	755	8,192
Verso Paper Corp.*(a)	4,067	9,395

Total Paper & Forest Products		85,171

Personal Products - 0.2%
Alberto-Culver Co.	278	7,531
American Oriental Bioengineering, Inc.*	2,193	5,526
Avon Products, Inc.	1,510	40,015
Estee Lauder Cos., Inc. (The) Class A	508	28,311
NBTY, Inc.*	279	9,489
Nu Skin Enterprises, Inc. Class A	276	6,881

Total Personal Products		97,753

Pharmaceuticals - 6.5%
Abbott Laboratories	8,219	384,485
Allergan, Inc.	818	47,657
Bristol-Myers Squibb Co.	9,546	238,077
Endo Pharmaceuticals Holdings, Inc.*	847	18,481
Forest Laboratories, Inc.*	1,857	50,937
Johnson & Johnson	14,702	868,300
Merck & Co., Inc.	13,442	470,067
Mylan, Inc.(a)	490	8,350
Par Pharmaceutical Cos., Inc.*	364	9,449
Perrigo Co.	456	26,936
Pfizer, Inc.	41,598	593,187
Questcor Pharmaceuticals, Inc.*	822	8,393
Watson Pharmaceuticals, Inc.*	566	22,963

Total Pharmaceuticals		2,747,282

Professional Services - 0.2%
Administaff, Inc.	177	4,276
Corporate Executive Board Co. (The)	200	5,254
Dun & Bradstreet Corp.	294	19,733
Equifax, Inc.	477	13,385
FTI Consulting, Inc.*	160	6,975
IHS, Inc. Class A*(a)	296	17,292
Manpower, Inc.	154	6,650
Robert Half International, Inc.	254	5,982
Towers Watson & Co. Class A	158	6,138

Total Professional Services		85,685

Real Estate Investment Trusts (REITs) - 0.9%

Alexander’s, Inc.*	49	14,843
Alexandria Real Estate Equities, Inc.	88	5,577
BioMed Realty Trust, Inc.	341	5,487
Boston Properties, Inc.	87	6,207
BRE Properties, Inc.	112	4,136
Cogdell Spencer, Inc.	1,577	10,661
DiamondRock Hospitality Co.	623	5,121
Digital Realty Trust, Inc.(a)	186	10,728
Equity Lifestyle Properties, Inc.	182	8,778
Equity One, Inc.	234	3,650
Essex Property Trust, Inc.	110	10,729
See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	8

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2010

Investments	Shares	Value
Extra Space Storage, Inc.	776	$10,786
Federal Realty Investment Trust	90	6,324
Getty Realty Corp.	394	8,830
HCP, Inc.	321	10,352
Health Care REIT, Inc.	179	7,539
Hospitality Properties Trust	865	18,252
HRPT Properties Trust	1,399	8,688
Liberty Property Trust	248	7,155
LTC Properties, Inc.	325	7,888
Macerich Co. (The)	521	19,444
Mack-Cali Realty Corp.	178	5,292
Medical Properties Trust, Inc.	937	8,845
National Health Investors, Inc.	135	5,206
National Retail Properties, Inc.	315	6,754
Nationwide Health Properties, Inc.	225	8,048
Omega Healthcare Investors, Inc.	297	5,919
Plum Creek Timber Co., Inc.(a)	691	23,860
Potlatch Corp.	138	4,931
Public Storage	648	56,966
Rayonier, Inc.	525	23,110
Realty Income Corp.(a)	206	6,248
Senior Housing Properties Trust	350	7,038
Simon Property Group, Inc.	348	28,101
Ventas, Inc.	275	12,911
Weingarten Realty Investors(a)	255	4,858

Total Real Estate Investment Trusts (REITs)		399,262

Real Estate Management & Development - 0.0%
Forestar Group, Inc.*	414	7,435

Road & Rail - 0.9%
CSX Corp.	1,923	95,438
Genesee & Wyoming, Inc. Class A*	114	4,253
Heartland Express, Inc.(a)	226	3,282
JB Hunt Transport Services, Inc.	344	11,238
Kansas City Southern*	131	4,762
Knight Transportation, Inc.(a)	184	3,724
Landstar System, Inc.	142	5,537
Norfolk Southern Corp.	1,644	87,214
Old Dominion Freight Line, Inc.*	161	5,658
Union Pacific Corp.	2,335	162,306
Werner Enterprises, Inc.(a)	188	4,115

Total Road & Rail		387,527

Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp.	848	21,039
Amkor Technology, Inc.*	1,509	8,315
Analog Devices, Inc.	761	21,201
Cymer, Inc.*	229	6,879
First Solar, Inc.*(a)	389	44,280
GT Solar International, Inc.*(a)	1,603	8,977
Hittite Microwave Corp.*	211	9,440
Intel Corp.	9,925	193,041
Linear Technology Corp.	762	21,191
Microchip Technology, Inc.(a)	373	10,347
PMC-Sierra, Inc.*	1	8
Sigma Designs, Inc.*(a)	501	5,015
Skyworks Solutions, Inc.*	416	6,985
SunPower Corp. Class A*(a)	112	1,355

Tessera Technologies, Inc.*	362	5,810
Texas Instruments, Inc.	2,944	68,536
Xilinx, Inc.	987	24,932

Total Semiconductors & Semiconductor Equipment		457,351

Software - 4.0%
Activision Blizzard, Inc.	2,529	26,529
Adobe Systems, Inc.*	1,371	36,236
ANSYS, Inc.*	204	8,276
BMC Software, Inc.*	799	27,669
CA, Inc.	2,608	47,987
Citrix Systems, Inc.*	346	14,612
Compuware Corp.*	1,102	8,794
Factset Research Systems, Inc.	156	10,450
Fair Isaac Corp.	298	6,493
Informatica Corp.*	274	6,543
Intuit, Inc.*	1,211	42,106
Jack Henry & Associates, Inc.	294	7,021
McAfee, Inc.*	211	6,482
MICROS Systems, Inc.*	345	10,995
Microsoft Corp.	38,163	878,131
MicroStrategy, Inc. Class A*	98	7,359
Net 1 UEPS Technologies, Inc.*(a)	409	5,485
Oracle Corp.	19,394	416,195
Parametric Technology Corp.*	409	6,409
Progress Software Corp.*	184	5,526
Quest Software, Inc.*	525	9,471
Red Hat, Inc.*	366	10,592
S1 Corp.*	1,464	8,799
Salesforce.com, Inc.*	138	11,843
Sybase, Inc.*	348	22,502
Synopsys, Inc.*	910	18,992
TeleCommunication Systems, Inc. Class A*	1,033	4,277
TIBCO Software, Inc.*	617	7,441
Tyler Technologies, Inc.*	474	7,356
VMware, Inc. Class A*	500	31,295

Total Software		1,711,866

Specialty Retail - 2.7%
Aaron’s, Inc.	265	4,524
Advance Auto Parts, Inc.	557	27,950
Aeropostale, Inc.*	580	16,611
American Eagle Outfitters, Inc.	638	7,497
AutoNation, Inc.*(a)	1,093	21,313
AutoZone, Inc.*	342	66,081
Barnes & Noble, Inc.(a)	320	4,128
Bed Bath & Beyond, Inc.*	1,058	39,231
Best Buy Co., Inc.	2,221	75,203
Buckle, Inc. (The)(a)	248	8,040
Cabela’s, Inc.*	550	7,777
CarMax, Inc.*(a)	596	11,860
Cato Corp. (The) Class A	455	10,019
Childrens Place Retail Stores, Inc. (The)*	301	13,250
Collective Brands, Inc.*	317	5,009
Dick’s Sporting Goods, Inc.*	457	11,375
Dress Barn, Inc. (The)*	390	9,286
GameStop Corp. Class A*	1,445	27,152
Gap, Inc. (The)	3,840	74,726
Group 1 Automotive, Inc.*	324	7,624
Guess ?, Inc.	415	12,965
Gymboree Corp.*	200	8,542
Home Depot, Inc.	6,964	195,479
J Crew Group, Inc.*	157	5,779
JOS A Bank Clothiers, Inc.*	120	6,479
Lowe’s Cos., Inc.	6,091	124,378
Ltd. Brands, Inc.	1,049	23,151
Men’s Wearhouse, Inc. (The)	278	5,104
O’Reilly Automotive, Inc.*	663	31,532
PetSmart, Inc.	463	13,969
RadioShack Corp.	870	16,974
Rent-A-Center, Inc.*	847	17,160
Ross Stores, Inc.	795	42,366
Sally Beauty Holdings, Inc.*	785	6,437

See Notes to Schedule of Investments.

9	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Total Earnings Fund (EXT)

June 30, 2010

Investments	Shares	Value
Staples, Inc.	2,609	$49,701
Systemax, Inc.	364	5,485
Tiffany & Co.	304	11,525
TJX Cos., Inc.	2,399	100,638
Tractor Supply Co.	116	7,073
Urban Outfitters, Inc.*	432	14,856

Total Specialty Retail		1,148,249

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.*	228	5,985
Coach, Inc.	1,442	52,705
Columbia Sportswear Co.	160	7,467
Deckers Outdoor Corp.*	65	9,287
Fossil, Inc.*	202	7,009
Hanesbrands, Inc.*	209	5,029
Iconix Brand Group, Inc.*	369	5,303
Maidenform Brands, Inc.*	552	11,239
NIKE, Inc. Class B	2,288	154,554
Phillips-Van Heusen Corp.	141	6,524
Polo Ralph Lauren Corp.	419	30,570
Timberland Co. (The) Class A*	275	4,441
Under Armour, Inc. Class A*(a)	132	4,373
Unifirst Corp.	121	5,326
VF Corp.	479	34,095
Warnaco Group, Inc. (The)*	211	7,626
Wolverine World Wide, Inc.	223	5,624

Total Textiles, Apparel & Luxury Goods		357,157

Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	249	3,426
Capitol Federal Financial	96	3,183
Dime Community Bancshares	807	9,950
First Niagara Financial Group, Inc.	319	3,997
Flushing Financial Corp.	841	10,286
Hudson City Bancorp, Inc.	3,018	36,940
New York Community Bancorp, Inc.	1,921	29,334
NewAlliance Bancshares, Inc.	758	8,497
Northwest Bancshares, Inc.	392	4,496
People’s United Financial, Inc.	541	7,304
TFS Financial Corp.	299	3,711
Washington Federal, Inc.	211	3,414

Total Thrifts & Mortgage Finance		124,538

Tobacco - 2.2%
Alliance One International, Inc.*	2,012	7,163
Altria Group, Inc.	12,777	256,051
Lorillard, Inc.	980	70,540
Philip Morris International, Inc.	10,771	493,743
Reynolds American, Inc.	1,806	94,129
Universal Corp.(a)	365	14,483
Vector Group Ltd.(a)	302	5,079

Total Tobacco		941,188

Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	269	6,811
Beacon Roofing Supply, Inc.*	553	9,965
Fastenal Co.(a)	367	18,420
GATX Corp.	321	8,564
H&E Equipment Services, Inc.*	481	3,603
Interline Brands, Inc.*	294	5,083
MSC Industrial Direct Co. Class A	269	13,628
TAL International Group, Inc.	250	5,617
W.W. Grainger, Inc.	366	36,399
Watsco, Inc.	109	6,313
WESCO International, Inc.*	569	19,158

Total Trading Companies & Distributors		133,561

Water Utilities - 0.1%
American States Water Co.	256	8,484
American Water Works Co., Inc.	712	14,667
Aqua America, Inc.	273	4,827

Total Water Utilities		27,978

Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A*	556	24,742
MetroPCS Communications, Inc.*(a)	1,691	13,849
NII Holdings, Inc.*	866	28,162
Syniverse Holdings, Inc.*	459	9,387
Telephone & Data Systems, Inc.	796	24,191
USA Mobility, Inc.	876	11,318

Total Wireless Telecommunication Services		111,649

TOTAL COMMON STOCKS (Cost: $47,910,981)		42,150,467

EXCHANGE-TRADED FUND - 0.5%
WisdomTree LargeCap Dividend Fund(b)
(Cost: $201,145)	5,068	193,749

SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET FUND - 0.6%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $239,860)	239,860	239,860

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
MONEY MARKET FUND - 1.7%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $742,000)(e)	742,000	742,000

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $49,093,986)(f)		43,326,076
Liabilities in Excess of Other Assets - (2.1)%		(898,234)

NET ASSETS - 100.0%		$42,427,842

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $721,893 and the total market value of the collateral held by the Fund was $742,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	10

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.9%
Alliant Techsystems, Inc.*	341	$21,162
General Dynamics Corp.	4,581	268,263
Goodrich Corp.	1,283	84,999
Honeywell International, Inc.	6,397	249,675
ITT Corp.	1,202	53,994
L-3 Communications Holdings, Inc.	1,521	107,748
Lockheed Martin Corp.	3,621	269,765
Northrop Grumman Corp.	2,038	110,949
Precision Castparts Corp.	1,298	133,590
Raytheon Co.	4,142	200,431
Rockwell Collins, Inc.	1,466	77,889
United Technologies Corp.	6,696	434,637

Total Aerospace & Defense		2,013,102

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	933	51,931
Expeditors International of Washington, Inc.	1,096	37,823
United Parcel Service, Inc. Class B	3,861	219,652

Total Air Freight & Logistics		309,406

Automobiles - 0.0%
Harley-Davidson, Inc.	1,481	32,923

Beverages - 3.0%
Brown-Forman Corp. Class B	1,273	72,854
Coca-Cola Co. (The)	16,837	843,871
Coca-Cola Enterprises, Inc.	4,597	118,878
Constellation Brands, Inc. Class A*	765	11,949
Dr. Pepper Snapple Group, Inc.	2,777	103,832
Hansen Natural Corp.*	570	22,293
Molson Coors Brewing Co. Class B	1,553	65,785
PepsiCo, Inc.	14,040	855,738

Total Beverages		2,095,200

Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc.*	228	11,671
Amgen, Inc.*	12,844	675,594
Biogen Idec, Inc.*	2,673	126,834
Celgene Corp.*	1,087	55,241
Cephalon, Inc.*	676	38,363
Genzyme Corp.*	1,505	76,409
Gilead Sciences, Inc.*	8,499	291,346

Total Biotechnology		1,275,458

Capital Markets - 2.1%
Ameriprise Financial, Inc.	662	23,918
BlackRock, Inc.	453	64,960
Charles Schwab Corp. (The)	7,891	111,894
Eaton Vance Corp.	650	17,947
Franklin Resources, Inc.	1,471	126,786
Goldman Sachs Group, Inc. (The)	4,817	632,328
Northern Trust Corp.(a)	2,564	119,739
Raymond James Financial, Inc.	999	24,665
SEI Investments Co.	1,522	30,988
State Street Corp.	5,764	194,938
T. Rowe Price Group, Inc.	1,166	51,759
TD Ameritrade Holding Corp.*	5,371	82,176

Total Capital Markets		1,482,098

Chemicals - 1.4%
Air Products & Chemicals, Inc.	1,123	72,782
Airgas, Inc.	737	45,841
Albemarle Corp.	470	18,664
Celanese Corp. Series A	1,510	37,614
CF Industries Holdings, Inc.	1,004	63,704
Eastman Chemical Co.	263	14,034
Ecolab, Inc.	1,156	51,916
FMC Corp.	502	28,830
International Flavors & Fragrances, Inc.(a)	587	24,900
Lubrizol Corp.	622	49,953
Monsanto Co.	3,850	177,947
Mosaic Co. (The)	2,386	93,006
PPG Industries, Inc.	573	34,615
Praxair, Inc.	1,997	151,752
Sherwin-Williams Co. (The)	1,039	71,888
Sigma-Aldrich Corp.	961	47,887

Total Chemicals		985,333

Commercial Banks - 1.8%
BB&T Corp.	4,550	119,710
BOK Financial Corp.	597	28,340
Commerce Bancshares, Inc.	620	22,314
Cullen/Frost Bankers, Inc.	552	28,373
M&T Bank Corp.	688	58,446
PNC Financial Services Group, Inc.	1,911	107,971
U.S. Bancorp	9,795	218,918
Wells Fargo & Co.	25,280	647,168

Total Commercial Banks		1,231,240

Commercial Services & Supplies - 0.5%
Cintas Corp.	1,140	27,326
Corrections Corp. of America*	909	17,344
Iron Mountain, Inc.	1,044	23,448
Pitney Bowes, Inc.	2,252	49,454
Republic Services, Inc.	1,316	39,125
Stericycle, Inc.*	463	30,363
Waste Management, Inc.	4,163	130,260

Total Commercial Services & Supplies		317,320

Communications Equipment - 1.7%
Cisco Systems, Inc.*	37,707	803,536
F5 Networks, Inc.*	275	18,857
Harris Corp.	1,335	55,603
Juniper Networks, Inc.*	1,454	33,180
QUALCOMM, Inc.	9,453	310,436

Total Communications Equipment		1,221,612

Computers & Peripherals - 3.7%
Apple, Inc.*	4,519	1,136,664
Dell, Inc.*	16,590	200,076
EMC Corp.*	8,780	160,674
Hewlett-Packard Co.	21,314	922,470
NetApp, Inc.*	1,294	48,279
Teradata Corp.*	1,173	35,753
Western Digital Corp.*	2,270	68,463

Total Computers & Peripherals		2,572,379

Construction & Engineering - 0.4%
Aecom Technology Corp.*	1,054	24,305
Fluor Corp.	2,447	103,997
Jacobs Engineering Group, Inc.*	1,531	55,790

KBR, Inc.	2,503	50,911
Quanta Services, Inc.*	1,207	24,925
URS Corp.*	825	32,464

Total Construction & Engineering		292,392

Construction Materials - 0.0%
Martin Marietta Materials, Inc.(a)	224	18,997
Vulcan Materials Co.	30	1,315

Total Construction Materials		20,312

Consumer Finance - 0.2%
American Express Co.	2,850	113,145

See Notes to Schedule of Investments.

11	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2010

Investments	Shares	Value
Containers & Packaging - 0.2%
Ball Corp.	827	$43,690
Bemis Co., Inc.	832	22,464
Crown Holdings, Inc.*	820	20,533
Pactiv Corp.*	1,082	30,134
Sealed Air Corp.(a)	1,587	31,295
Sonoco Products Co.	512	15,606

Total Containers & Packaging		163,722

Distributors - 0.1%
Genuine Parts Co.	1,365	53,849

Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A*	1,632	69,311
DeVry, Inc.	579	30,392
H&R Block, Inc.	3,753	58,884
ITT Educational Services, Inc.*	429	35,616

Total Diversified Consumer Services		194,203

Diversified Financial Services - 2.0%
Bank of America Corp.	40,244	578,306
CME Group, Inc.	403	113,465
IntercontinentalExchange, Inc.*	421	47,586
JPMorgan Chase & Co.	16,212	593,521
Moody’s Corp.	2,224	44,302
MSCI, Inc. Class A*	314	8,603
NASDAQ OMX Group Inc. (The)*	2,373	42,192

Total Diversified Financial Services		1,427,975

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	44,952	1,087,389
CenturyLink, Inc.	1,720	57,293
Qwest Communications International, Inc.	10,011	52,558
Verizon Communications, Inc.	20,046	561,689
Windstream Corp.	4,948	52,251

Total Diversified Telecommunication Services		1,811,180

Electric Utilities - 2.3%
Allegheny Energy, Inc.	1,777	36,748
American Electric Power Co., Inc.	4,475	144,542
DPL, Inc.	1,275	30,473
Duke Energy Corp.	10,473	167,568
Edison International	2,797	88,721
Entergy Corp.	1,946	139,373
Exelon Corp.	7,440	282,497
FirstEnergy Corp.	2,184	76,942
NextEra Energy, Inc.	4,319	210,594
Northeast Utilities	1,361	34,678
Pepco Holdings, Inc.	1,707	26,766
Pinnacle West Capital Corp.	107	3,891
PPL Corp.	2,054	51,247
Progress Energy, Inc.	2,776	108,875
Southern Co.	6,818	226,903

Total Electric Utilities		1,629,818

Electrical Equipment - 0.5%
AMETEK, Inc.	687	27,583
Emerson Electric Co.	5,999	262,096
Rockwell Automation, Inc.	493	24,201
Roper Industries, Inc.	662	37,046

Total Electrical Equipment		350,926

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	1,168	45,879
Arrow Electronics, Inc.*	540	12,069
Avnet, Inc.*	790	19,047
Corning, Inc.	12,868	207,818
Dolby Laboratories, Inc. Class A*	817	51,218
FLIR Systems, Inc.*	1,181	34,355

Total Electronic Equipment, Instruments & Components		370,386

Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	3,550	147,574
Cameron International Corp.*	2,134	69,398
Diamond Offshore Drilling, Inc.(a)	2,143	133,273
FMC Technologies, Inc.*	939	49,448
Halliburton Co.	8,569	210,369
Helmerich & Payne, Inc.	1,374	50,178
National Oilwell Varco, Inc.	6,149	203,347
Oceaneering International, Inc.*	505	22,675
Pride International, Inc.*	2,637	58,911
Rowan Cos., Inc.*	2,225	48,816
Smith International, Inc.	1,897	71,422

Total Energy Equipment & Services		1,065,411

Food & Staples Retailing - 4.8%
Costco Wholesale Corp.	2,907	159,391
CVS Caremark Corp.	17,793	521,691
Kroger Co. (The)	9,052	178,234
Safeway, Inc.	5,611	110,312
SUPERVALU, Inc.	3,631	39,360
Sysco Corp.	5,621	160,592
Walgreen Co.	8,163	217,952
Wal-Mart Stores, Inc.	40,258	1,935,202
Whole Foods Market, Inc.*	693	24,962

Total Food & Staples Retailing		3,347,696

Food Products - 2.2%
Archer-Daniels-Midland Co.	5,370	138,653
Campbell Soup Co.	3,116	111,646
ConAgra Foods, Inc.	4,518	105,360
Dean Foods Co.*	2,181	21,963
General Mills, Inc.	5,438	193,158
H.J. Heinz Co.	2,791	120,627
Hershey Co. (The)	1,600	76,688
Hormel Foods Corp.	1,282	51,895
J.M. Smucker Co. (The)	975	58,715
Kellogg Co.	3,077	154,773
Kraft Foods, Inc. Class A	11,918	333,704
McCormick & Co., Inc.	1,079	40,959
Mead Johnson Nutrition Co.	1,351	67,712
Ralcorp Holdings, Inc.*	620	33,976
Sara Lee Corp.	3,851	54,299
Tyson Foods, Inc. Class A	291	4,769

Total Food Products		1,568,897

Gas Utilities - 0.2%
Energen Corp.	820	36,351
EQT Corp.	521	18,829
National Fuel Gas Co.	286	13,122
Oneok, Inc.	1,002	43,336
Questar Corp.	1,357	61,730

Total Gas Utilities		173,368

Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	5,788	235,224
Beckman Coulter, Inc.	273	16,459
Becton Dickinson and Co.	2,505	169,388
C.R. Bard, Inc.	1,011	78,383
DENTSPLY International, Inc.	1,167	34,905
Edwards Lifesciences Corp.*	606	33,948
Hospira, Inc.*	1,350	77,557
IDEXX Laboratories, Inc.* (a)	325	19,793

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	12

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2010

Investments	Shares	Value
Intuitive Surgical, Inc.*	114	$35,981
Inverness Medical Innovations, Inc.*	78	2,079
Medtronic, Inc.	8,908	323,093
ResMed, Inc.*	470	28,581
St. Jude Medical, Inc.*	1,745	62,977
Stryker Corp.	3,359	168,152
Varian Medical Systems, Inc.*	1,099	57,456
Zimmer Holdings, Inc.*	1,866	100,857

Total Health Care Equipment & Supplies		1,444,833

Health Care Providers & Services - 3.4%
Aetna, Inc.	5,770	152,213
AmerisourceBergen Corp.	3,003	95,345
Cardinal Health, Inc.	4,277	143,750
CIGNA Corp.	3,400	105,604
Community Health Systems, Inc.*	1,001	33,844
Coventry Health Care, Inc.*	1,825	32,266
DaVita, Inc.*	1,027	64,126
Express Scripts, Inc.*	3,020	142,000
Henry Schein, Inc.*	853	46,830
Humana, Inc.*	3,339	152,492
Laboratory Corp. of America Holdings*	1,021	76,932
McKesson Corp.	2,894	194,361
Medco Health Solutions, Inc.*	2,950	162,486
Patterson Cos., Inc.	1,097	31,297
Quest Diagnostics, Inc.	1,779	88,541
UnitedHealth Group, Inc.	18,749	532,472
WellPoint, Inc.*	7,446	364,333

Total Health Care Providers & Services		2,418,892

Health Care Technology - 0.0%
Cerner Corp.* (a)	378	28,686

Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	1,748	67,910
International Game Technology	1,311	20,582
McDonald’s Corp.	10,386	684,126
Starbucks Corp.*	2,601	63,204
Starwood Hotels & Resorts Worldwide, Inc.	653	27,054
Wyndham Worldwide Corp.	1,428	28,760
Yum! Brands, Inc.	4,277	166,974

Total Hotels, Restaurants & Leisure		1,058,610

Household Durables - 0.2%
Fortune Brands, Inc.	170	6,661
Leggett & Platt, Inc.	389	7,803
Newell Rubbermaid, Inc.	2,461	36,029
NVR, Inc.*	26	17,031
Stanley Black & Decker, Inc.	795	40,163
Tupperware Brands Corp.	581	23,153
Whirlpool Corp.	385	33,811

Total Household Durables		164,651

Household Products - 3.0%
Church & Dwight Co., Inc.	577	36,184
Clorox Co.	1,353	84,102
Colgate-Palmolive Co.	3,814	300,391
Energizer Holdings, Inc.*	736	37,006
Kimberly-Clark Corp.	4,065	246,461
Procter & Gamble Co. (The)	23,701	1,421,586

Total Household Products		2,125,730

Independent Power Producers & Energy Traders - 0.3%
AES Corp. (The)*	2,953	27,286
Calpine Corp.*	2,463	31,329
NRG Energy, Inc.*	6,776	143,719

Total Independent Power Producers & Energy Traders		202,334

Industrial Conglomerates - 2.6%
3M Co.	4,139	326,940
General Electric Co.	102,068	1,471,820

Total Industrial Conglomerates		1,798,760

Insurance - 6.9%
Allstate Corp. (The)	3,741	107,479
American Family Life Assurance Co., Inc.	7,185	306,584
American Financial Group, Inc.	3,301	90,183
American National Insurance Co.	36	2,915
AON Corp.	1,588	58,947
Assurant, Inc.	2,770	96,119
Berkshire Hathaway, Inc. Class B*	21,345	1,700,983
Chubb Corp.	6,855	342,818
Cincinnati Financial Corp.	1,337	34,588
CNA Financial Corp.*	3,768	96,310
Fidelity National Financial, Inc. Class A	1,529	19,862
First American Financial Corp.	531	6,733
HCC Insurance Holdings, Inc.	1,947	48,208
Lincoln National Corp.	2,789	67,745
Loews Corp.	1,049	34,942
Markel Corp.*	124	42,160
Marsh & McLennan Cos., Inc.	688	15,514
MetLife, Inc.	4,310	162,746
Principal Financial Group, Inc.	4,176	97,885
Progressive Corp. (The)	8,509	159,288
Prudential Financial, Inc.	7,816	419,407
Reinsurance Group of America, Inc.	1,430	65,365
Torchmark Corp.	1,835	90,851
Transatlantic Holdings, Inc.	1,682	80,669
Travelers Cos., Inc. (The)	10,397	512,052
Unum Group	6,438	139,705
W.R. Berkley Corp.	2,284	60,435

Total Insurance		4,860,493

Internet & Catalog Retail - 0.3%
Amazon.com, Inc.*	902	98,552
NetFlix, Inc.*	278	30,205
priceline.com, Inc.*	309	54,551

Total Internet & Catalog Retail		183,308

Internet Software & Services - 1.3%
Akamai Technologies, Inc.*	857	34,769
eBay, Inc.*	9,568	187,628
Equinix, Inc.*	228	18,518
Google, Inc. Class A*	1,280	569,536
VeriSign, Inc.*	1,204	31,966
Yahoo!, Inc.*	3,113	43,053

Total Internet Software & Services		885,470

IT Services - 4.1%
Alliance Data Systems Corp.* (a)	415	24,701
Automatic Data Processing, Inc.	4,665	187,813
Broadridge Financial Solutions, Inc.	1,435	27,337
Cognizant Technology Solutions Corp. Class A*	1,785	89,357
Computer Sciences Corp.*	2,072	93,758
CoreLogic, Inc.	531	9,377
Fidelity National Information Services, Inc.	1,483	39,774
Fiserv, Inc.*	1,474	67,303
Global Payments, Inc.	430	15,712
Hewitt Associates, Inc. Class A*	883	30,428
International Business Machines Corp.	12,252	1,512,877

See Notes to Schedule of Investments.

13	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2010

Investments	Shares	Value
Lender Processing Services, Inc.	906	$28,367
Mastercard, Inc. Class A	851	169,800
Paychex, Inc.	2,469	64,120
SAIC, Inc.*	3,748	62,742
Total System Services, Inc.	1,979	26,914
Visa, Inc. Class A	4,114	291,066
Western Union Co. (The)	7,332	109,320

Total IT Services		2,850,766

Leisure Equipment & Products - 0.2%
Hasbro, Inc.	1,412	58,033
Mattel, Inc.	2,932	62,041

Total Leisure Equipment & Products		120,074

Life Sciences Tools & Services - 0.4%
Covance, Inc.*	481	24,685
Illumina, Inc.*	481	20,938
Mettler-Toledo International, Inc.*	223	24,893
Millipore Corp.*	323	34,448
Thermo Fisher Scientific, Inc.*	2,603	127,677
Waters Corp.*	780	50,466

Total Life Sciences Tools & Services		283,107

Machinery - 1.5%
AGCO Corp.*	925	24,947
Bucyrus International, Inc.	827	39,241
Caterpillar, Inc.	2,560	153,779
Cummins, Inc.	497	32,370
Danaher Corp.	4,586	170,232
Deere & Co.	2,453	136,583
Donaldson Co., Inc.	421	17,956
Dover Corp.	1,599	66,822
Eaton Corp.	809	52,941
Flowserve Corp.	671	56,901
Illinois Tool Works, Inc.	2,569	106,048
Joy Global, Inc.	1,132	56,702
PACCAR, Inc.	753	30,022
Pall Corp.	829	28,493
Parker Hannifin Corp.	826	45,810
Pentair, Inc.	421	13,556

Total Machinery		1,032,403

Media - 2.7%
Cablevision Systems Corp. Class A	925	22,209
CBS Corp. Class B	2,348	30,360
Comcast Corp. Class A	28,317	491,866
DIRECTV Class A*	6,008	203,791
Discovery Communications, Inc. Class C*	2,806	86,790
DISH Network Corp. Class A	6,884	124,945
DreamWorks Animation SKG, Inc. Class A*	596	17,016
Interpublic Group of Cos., Inc. (The)*	3,455	24,634
Madison Square Garden, Inc. Class A*	231	4,544
McGraw-Hill Cos., Inc. (The)	2,716	76,428
Omnicom Group, Inc.	3,347	114,802
Scripps Networks Interactive, Inc. Class A	1,116	45,019
Viacom, Inc. Class B	5,526	173,351
Walt Disney Co. (The)	14,432	454,608
Washington Post Co. (The) Class B	31	12,725

Total Media		1,883,088

Metals & Mining - 0.4%
Cliffs Natural Resources, Inc.	556	26,221
Newmont Mining Corp.	2,339	144,410
Reliance Steel & Aluminum Co.	425	15,364
Southern Copper Corp.	2,543	67,491
Walter Energy, Inc.	715	43,508

Total Metals & Mining		296,994

Multiline Retail - 0.9%
Dollar Tree, Inc.*	1,264	52,620
Family Dollar Stores, Inc.	1,584	59,701
J.C. Penney Co., Inc.	576	12,372
Kohl’s Corp.*	2,536	120,460
Nordstrom, Inc.	1,408	45,324
Target Corp.	6,856	337,110

Total Multiline Retail		627,587

Multi-Utilities - 1.8%
Alliant Energy Corp.	382	12,125
Ameren Corp.	2,531	60,162
CenterPoint Energy, Inc.	3,040	40,006
CMS Energy Corp.	1,933	28,318
Consolidated Edison, Inc.	1,632	70,339
Dominion Resources, Inc.	6,088	235,849
DTE Energy Co.	1,468	66,955
Integrys Energy Group, Inc.	421	18,415
NiSource, Inc.	1,671	24,230
NSTAR	860	30,100
OGE Energy Corp.	965	35,280
PG&E Corp.	3,165	130,082
Public Service Enterprise Group, Inc.	6,657	208,564
SCANA Corp.	1,292	46,202
Sempra Energy	2,867	134,147
TECO Energy, Inc.	1,517	22,861
Wisconsin Energy Corp.	458	23,239
Xcel Energy, Inc.	3,923	80,853

Total Multi-Utilities		1,267,727

Office Electronics - 0.1%
Xerox Corp.	9,161	73,654

Oil, Gas & Consumable Fuels - 7.9%
Alpha Natural Resources, Inc.*	146	4,945
Arch Coal, Inc.	666	13,193
Cabot Oil & Gas Corp.	469	14,689
Chevron Corp.	19,974	1,355,436
Concho Resources, Inc.*	347	19,199
Consol Energy, Inc.	1,828	61,713
Continental Resources, Inc.*	80	3,570
EOG Resources, Inc.	1,117	109,879
Exxon Mobil Corp.	51,454	2,936,480
Hess Corp.	790	39,769
Marathon Oil Corp.	7,485	232,709
Massey Energy Co.	436	11,925
Murphy Oil Corp.	1,596	79,082
Noble Energy, Inc.	437	26,364
Occidental Petroleum Corp.	4,842	373,560
Peabody Energy Corp.	2,113	82,682
Range Resources Corp.	202	8,110
Spectra Energy Corp.	6,023	120,882
Williams Cos., Inc. (The)	2,852	52,134

Total Oil, Gas & Consumable Fuels		5,546,321

Paper & Forest Products - 0.1%
International Paper Co.	3,081	69,723

Personal Products - 0.2%
Avon Products, Inc.	2,721	72,106
Estee Lauder Cos., Inc. (The) Class A	938	52,275

Total Personal Products		124,381

Pharmaceuticals - 7.3%
Abbott Laboratories	15,576	728,645
Allergan, Inc.	1,388	80,865
Bristol-Myers Squibb Co.	17,907	446,601

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	14

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2010

Investments	Shares	Value
Forest Laboratories, Inc.*	3,529	$96,801
Johnson & Johnson	27,746	1,638,679
Merck & Co., Inc.	25,475	890,861
Mylan, Inc.* (a)	932	15,881
Perrigo Co.	675	39,872
Pfizer, Inc.	78,609	1,120,964
Watson Pharmaceuticals, Inc.*	935	37,933

Total Pharmaceuticals		5,097,102

Professional Services - 0.2%
Dun & Bradstreet Corp.	496	33,291
Equifax, Inc.	1,098	30,810
IHS, Inc. Class A* (a)	363	21,206
Manpower, Inc.	238	10,277
Robert Half International, Inc.(a)	401	9,444

Total Professional Services		105,028

Real Estate Investment Trusts (REITs) - 0.6%
AvalonBay Communities, Inc.	126	11,765
Boston Properties, Inc.	202	14,411
Digital Realty Trust, Inc.(a)	148	8,537
Federal Realty Investment Trust	271	19,043
HCP, Inc.	532	17,157
Health Care REIT, Inc.	443	18,659
Liberty Property Trust	610	17,598
Nationwide Health Properties, Inc.	517	18,493
Plum Creek Timber Co., Inc.(a)	1,235	42,645
Public Storage	1,160	101,976
Rayonier, Inc.(a)	904	39,794
Simon Property Group, Inc.	654	52,810
Ventas, Inc.	657	30,846

Total Real Estate Investment Trusts (REITs)		393,734

Road & Rail - 0.9%
CSX Corp.	3,544	175,889
JB Hunt Transport Services, Inc.	648	21,170
Norfolk Southern Corp.	3,072	162,970
Union Pacific Corp.	4,375	304,106

Total Road & Rail		664,135

Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp.	1,662	41,234
Analog Devices, Inc.	1,277	35,577
Cree, Inc.*	128	7,684
First Solar, Inc.* (a)	698	79,453
Intel Corp.	18,743	364,552
Linear Technology Corp.	1,388	38,600
Microchip Technology, Inc.(a)	936	25,965
National Semiconductor Corp.	279	3,755
Texas Instruments, Inc.	5,771	134,349
Xilinx, Inc.	2,018	50,975

Total Semiconductors & Semiconductor Equipment		782,144

Software - 4.3%
Activision Blizzard, Inc.	4,477	46,964
Adobe Systems, Inc.*	2,777	73,396
ANSYS, Inc.*	417	16,918
Autodesk, Inc.*	111	2,704
BMC Software, Inc.*	1,390	48,136
CA, Inc.	4,794	88,209

Citrix Systems, Inc.*	595	25,127
Factset Research Systems, Inc.	326	21,839
Intuit, Inc.*	2,182	75,868
McAfee, Inc.*	616	18,923
Microsoft Corp.	71,281	1,640,176
Oracle Corp.	36,330	779,642
Red Hat, Inc.*	459	13,283
Salesforce.com, Inc.*	168	14,418
Sybase, Inc.*	551	35,628
Synopsys, Inc.*	1,428	29,802
VMware, Inc. Class A*	937	58,647

Total Software		2,989,680

Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A	123	3,775
Advance Auto Parts, Inc.	972	48,775
American Eagle Outfitters, Inc.	1,332	15,651
AutoNation, Inc.* (a)	1,934	37,713
AutoZone, Inc.*	627	121,149
Bed Bath & Beyond, Inc.*	1,834	68,005
Best Buy Co., Inc.	4,082	138,216
CarMax, Inc.* (a)	943	18,766
GameStop Corp. Class A*	2,613	49,098
Gap, Inc. (The)	7,009	136,395
Guess ?, Inc.	699	21,837
Home Depot, Inc.	12,858	360,924
Lowe’s Cos., Inc.	11,247	229,664
Ltd. Brands, Inc.	2,060	45,464
O’Reilly Automotive, Inc.*	1,126	53,552
PetSmart, Inc.	1,117	33,700
Ross Stores, Inc.	1,357	72,314
Staples, Inc.	4,716	89,840
Tiffany & Co.	623	23,618
TJX Cos., Inc.	4,366	183,154
Urban Outfitters, Inc.*	885	30,435

Total Specialty Retail		1,782,045

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	2,641	96,529
NIKE, Inc. Class B	4,193	283,237
Polo Ralph Lauren Corp.	805	58,733
VF Corp.	1,000	71,180

Total Textiles, Apparel & Luxury Goods		509,679

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	5,949	72,815
New York Community Bancorp, Inc.	3,666	55,980
People’s United Financial, Inc.	888	11,988
TFS Financial Corp.	324	4,021

Total Thrifts & Mortgage Finance		144,804

Tobacco - 2.4%
Altria Group, Inc.	24,052	482,002
Lorillard, Inc.	1,792	128,988
Philip Morris International, Inc.	20,245	928,031
Reynolds American, Inc.	3,391	176,739

Total Tobacco		1,715,760

Trading Companies & Distributors - 0.2%
Fastenal Co.(a)	785	39,399
MSC Industrial Direct Co. Class A	397	20,112
W.W. Grainger, Inc.	637	63,350

Total Trading Companies & Distributors		122,861

Water Utilities - 0.0%
American Water Works Co., Inc.	1,314	27,068

Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A*	938	41,741
NII Holdings, Inc.*	1,631	53,040
Telephone & Data Systems, Inc.	1,325	40,267
United States Cellular Corp.* (a)	81	3,333

Total Wireless Telecommunication Services		138,381

TOTAL COMMON STOCKS (Cost: $81,343,214)		69,939,364

See Notes to Schedule of Investments.

15	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2010

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.2%
WisdomTree LargeCap Dividend Fund(b) (Cost: $162,038)	4,099	$156,705

SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET FUND - 0.6%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $382,036)	382,036	382,036

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
MONEY MARKET FUND - 0.7%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d) (Cost: $484,000)(e)	484,000	484,000

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $82,371,288)(f)		70,962,105
Liabilities in Excess of Other Assets - (1.1)%		(761,070)

NET ASSETS - 100.0%		$70,201,035

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $471,575 and the total market value of the collateral held by the Fund was $484,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	16

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 2.7%
Cubic Corp.	2,233	$81,237
Curtiss-Wright Corp.	5,125	148,830
DigitalGlobe, Inc.*	3,734	98,204
DynCorp International, Inc. Class A*	11,068	193,911
Esterline Technologies Corp.*	4,914	233,169
HEICO Corp.	2,710	97,343
Hexcel Corp.*	12,097	187,625
Moog, Inc. Class A*	4,706	151,675
Spirit Aerosystems Holdings, Inc. Class A*	16,438	313,308
Teledyne Technologies, Inc.*	3,602	138,965
TransDigm Group, Inc.	6,845	349,300
Triumph Group, Inc.	3,623	241,401

Total Aerospace & Defense		2,234,968

Air Freight & Logistics - 0.1%
HUB Group, Inc. Class A*	2,709	81,297

Airlines - 0.3%
Allegiant Travel Co.	3,498	149,330
Skywest, Inc.	9,952	121,613

Total Airlines		270,943

Auto Components - 0.2%
Fuel Systems Solutions, Inc.* (a)	1,515	39,314
Gentex Corp.	4,723	84,920

Total Auto Components		124,234

Automobiles - 0.1%
Thor Industries, Inc.	1,862	44,223

Biotechnology - 1.6%
Alkermes, Inc.*	17,441	217,140
BioMarin Pharmaceutical, Inc.*	2,556	48,462
Cubist Pharmaceuticals, Inc.*	23,984	494,070
Myriad Genetics, Inc.*	11,627	173,824
PDL BioPharma, Inc.	70,864	398,256

Total Biotechnology		1,331,752

Building Products - 0.4%
A.O. Smith Corp.	1,783	85,923
Armstrong World Industries, Inc.*	2,700	81,486
Lennox International, Inc.(a)	2,959	123,005
Simpson Manufacturing Co., Inc.	1,438	35,303

Total Building Products		325,717

Capital Markets - 1.6%
Ares Capital Corp.	3,646	45,684
Federated Investors, Inc. Class B(a)	14,556	301,455
GAMCO Investors, Inc. Class A(a)	1,750	65,100
Greenhill & Co., Inc.	1,586	96,952
Investment Technology Group, Inc.*	7,947	127,629
Knight Capital Group, Inc. Class A*	20,732	285,894
optionsXpress Holdings, Inc.*	8,393	132,106
Stifel Financial Corp.*	2,278	98,843
Waddell & Reed Financial, Inc. Class A	5,123	112,091

Total Capital Markets		1,265,754

Chemicals - 3.1%
Ashland, Inc.	371	17,222
H.B. Fuller Co.	3,639	69,105
Huntsman Corp.	96,062	832,857
Intrepid Potash, Inc.* (a)	5,169	101,157
NewMarket Corp.	2,274	198,566
Olin Corp.	11,524	208,469
RPM International, Inc.	14,270	254,577
Scotts Miracle-Gro Co. (The) Class A	7,337	325,836
Sensient Technologies Corp.	7,032	182,340
Valspar Corp.	10,504	316,380
W.R. Grace & Co.*	1,024	21,545

Total Chemicals		2,528,054

Commercial Banks - 3.3%
Associated Banc-Corp.	5,169	63,372
BancorpSouth, Inc.(a)	7,902	141,288
Bank of Hawaii Corp.	5,679	274,580
City National Corp.	873	44,724
CVB Financial Corp.(a)	11,065	105,117
First Citizens BancShares, Inc. Class A	375	72,124
First Financial Bankshares, Inc.	1,895	91,131
FirstMerit Corp.	8,851	151,618
Fulton Financial Corp.	3,741	36,101
Glacier Bancorp, Inc.	6,151	90,235
Hancock Holding Co.	2,240	74,726
Iberiabank Corp.	382	19,665
International Bancshares Corp.	14,221	237,348
Old National Bancorp	4,107	42,548
Park National Corp.	1,970	128,129
Prosperity Bancshares, Inc.	5,048	175,418
Signature Bank*	2,580	98,066
SVB Financial Group*	1,450	59,783
TCF Financial Corp.(a)	10,659	177,046
Trustmark Corp.	7,320	152,402
UMB Financial Corp.	4,494	159,807
Valley National Bancorp(a)	11,610	158,128
Westamerica Bancorp.	3,075	161,499

Total Commercial Banks		2,714,855

Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	4,866	101,943
Brink’s Co. (The)	3,494	66,491
Clean Harbors, Inc.*	1,320	87,661
Copart, Inc.*	7,515	269,112
Covanta Holding Corp.	10,561	175,207
Geo Group, Inc. (The)*	6,649	137,967
Healthcare Services Group, Inc.	2,805	53,155
Herman Miller, Inc.	4,114	77,631
HNI Corp.	1,897	52,338
Mine Safety Appliances Co.	1,741	43,142
RINO International Corp.* (a)	2,540	31,775
Rollins, Inc.	7,451	154,161
SYKES Enterprises, Inc.*	4,604	65,515
Tetra Tech, Inc.*	6,591	129,250
United Stationers, Inc.*	2,994	163,083
Waste Connections, Inc.*	6,800	237,252

Total Commercial Services & Supplies		1,845,683

Communications Equipment - 1.2%
ADTRAN, Inc.	6,605	180,118
Arris Group, Inc.*	5,229	53,284
Blue Coat Systems, Inc.*	686	14,015
Comtech Telecommunications Corp.*	2,739	81,978
Emulex Corp.*	489	4,489
InterDigital, Inc.*	3,297	81,403
Polycom, Inc.*	5,339	159,049
Riverbed Technology, Inc.*	2,518	69,547
Tekelec*	8,906	117,915
Tellabs, Inc.	24,112	154,076
Viasat, Inc.*	2,445	79,609

Total Communications Equipment		995,483

Computers & Peripherals - 0.8%
Diebold, Inc.	5,682	154,834
Lexmark International, Inc. Class A*	6,802	224,670

See Notes to Schedule of Investments.

17	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2010

Investments	Shares	Value
QLogic Corp.*	8,364	$139,010
Synaptics, Inc.* (a)	4,174	114,785

Total Computers & Peripherals		633,299

Construction & Engineering - 1.1%
EMCOR Group, Inc.*	13,002	301,256
Granite Construction, Inc.	4,263	100,522
Insituform Technologies, Inc. Class A*	1,707	34,959
MasTec, Inc.*	11,367	106,850
Shaw Group, Inc. (The)*	1,413	48,353
Tutor Perini Corp.*	16,333	269,168

Total Construction & Engineering		861,108

Construction Materials - 0.1%
Eagle Materials, Inc.	3,012	78,101
Texas Industries, Inc.	495	14,622

Total Construction Materials		92,723

Consumer Finance - 1.0%
AmeriCredit Corp.*	1,937	35,292
Cash America International, Inc.	4,785	163,982
Credit Acceptance Corp.*	6,124	298,668
Nelnet, Inc. Class A	12,297	237,086
Student Loan Corp. (The)	4,600	110,768

Total Consumer Finance		845,796

Containers & Packaging - 2.2%
Aptargroup, Inc.	6,453	244,052
Greif, Inc. Class A	3,416	189,724
Packaging Corp. of America	19,783	435,622
Rock-Tenn Co. Class A	8,054	400,042
Silgan Holdings, Inc.	10,307	292,513
Temple-Inland, Inc.	12,816	264,907

Total Containers & Packaging		1,826,860

Distributors - 0.3%
LKQ Corp.*	10,376	200,049

Diversified Consumer Services - 2.3%
Bridgepoint Education, Inc.*	4,403	69,612
Capella Education Co.*	1,058	86,068
Career Education Corp.*	8,181	188,327
Coinstar, Inc.*	1,971	84,694
Corinthian Colleges, Inc.* (a)	14,219	140,057
Grand Canyon Education, Inc.*	2,120	49,672
Hillenbrand, Inc.	10,339	221,151
Matthews International Corp. Class A	3,044	89,128
Regis Corp.	8,586	133,684
Service Corp. International	39,872	295,053
Strayer Education, Inc.(a)	916	190,427
Weight Watchers International, Inc.	14,171	364,053

Total Diversified Consumer Services		1,911,926

Diversified Telecommunication Services - 0.5%
AboveNet, Inc.*	2,841	134,039
Frontier Communications Corp.(a)	30,303	215,454
tw telecom, inc.* (a)	3,009	50,190

Total Diversified Telecommunication Services		399,683

Electric Utilities - 2.7%
ALLETE, Inc.	2,852	97,652
Cleco Corp.	6,773	178,875

El Paso Electric Co.*	6,028	116,642
Great Plains Energy, Inc.	14,371	244,594
Hawaiian Electric Industries, Inc.	4,029	91,781
IDACORP, Inc.	5,428	180,590
ITC Holdings Corp.	4,589	242,804
MGE Energy, Inc.	2,247	80,982
NV Energy, Inc.	24,431	288,530
PNM Resources, Inc.	1,951	21,812
Portland General Electric Co.	8,000	146,640
UIL Holdings Corp.	3,196	79,996
Unisource Energy Corp.	6,537	197,287
Westar Energy, Inc.(a)	12,535	270,881

Total Electric Utilities		2,239,066

Electrical Equipment - 2.0%
Acuity Brands, Inc.	4,334	157,671
Baldor Electric Co.	5,203	187,724
Brady Corp. Class A	3,610	89,961
EnerSys*	5,071	108,367
General Cable Corp.* (a)	8,290	220,928
GrafTech International Ltd.*	2,027	29,635
Hubbell, Inc. Class B	6,339	251,595
II-VI, Inc.*	1,746	51,734
Regal-Beloit Corp.	3,005	167,619
Thomas & Betts Corp.*	4,761	165,207
Woodward Governor Co.	6,935	177,051

Total Electrical Equipment		1,607,492

Electronic Equipment, Instruments & Components - 1.8%
Anixter International, Inc.*	2,586	110,164
AVX Corp.	12,473	159,904
Benchmark Electronics, Inc.*	5,359	84,940
Ingram Micro, Inc. Class A*	21,853	331,947
National Instruments Corp.	2,318	73,666
Plexus Corp.*	3,541	94,686
SYNNEX Corp.*	6,088	155,975
Tech Data Corp.*	7,260	258,601
Trimble Navigation Ltd.*	5,509	154,252

Total Electronic Equipment, Instruments & Components		1,424,135

Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc.*	13,806	352,329
Bristow Group, Inc.*	3,604	105,958
CARBO Ceramics, Inc.	1,759	126,982
Dresser-Rand Group, Inc.*	15,187	479,150
Dril-Quip, Inc.*	3,642	160,321
Lufkin Industries, Inc.	2,710	105,663
Oil States International, Inc.*	9,645	381,749
Patterson-UTI Energy, Inc.	9,472	121,905
RPC, Inc.	1,027	14,018
SEACOR Holdings, Inc.*	3,803	268,720
Superior Energy Services, Inc.*	10,155	189,594
Tetra Technologies, Inc.*	1,667	15,136
Tidewater, Inc.	14,784	572,436

Total Energy Equipment & Services		2,893,961

Food & Staples Retailing - 1.2%
BJ’s Wholesale Club, Inc.*	7,797	288,567
Casey’s General Stores, Inc.	7,064	246,534
Ruddick Corp.	6,654	206,207
United Natural Foods, Inc.*	4,528	135,297
Weis Markets, Inc.	3,610	118,805

Total Food & Staples Retailing		995,410

Food Products - 2.0%
Corn Products International, Inc.	8,607	260,792
Del Monte Foods Co.	33,124	476,654
Flowers Foods, Inc.	10,089	246,474
Green Mountain Coffee Roasters, Inc.*	3,870	99,459
Lancaster Colony Corp.	4,279	228,328
Lance, Inc.	2,398	39,543
Sanderson Farms, Inc.	485	24,609
Tootsie Roll Industries, Inc.(a)	4,026	95,215

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	18

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2010

Investments	Shares	Value
TreeHouse Foods, Inc.*	3,868	$176,613

Total Food Products		1,647,687

Gas Utilities - 2.9%
AGL Resources, Inc.	10,830	387,931
Atmos Energy Corp.	12,237	330,888
New Jersey Resources Corp.	5,673	199,690
Nicor, Inc.	5,022	203,391
Northwest Natural Gas Co.	3,070	133,760
Piedmont Natural Gas Co., Inc.	7,902	199,921
South Jersey Industries, Inc.	2,545	109,333
Southwest Gas Corp.	3,619	106,760
UGI Corp.	19,034	484,225
WGL Holdings, Inc.	5,559	189,173

Total Gas Utilities		2,345,072

Health Care Equipment & Supplies - 3.1%
Align Technology, Inc.* (a)	7,864	116,938
American Medical Systems Holdings, Inc.*	7,334	162,228
Cooper Cos., Inc. (The)	5,121	203,765
ev3, Inc.*	2,236	50,109
Gen-Probe, Inc.*	3,835	174,186
Haemonetics Corp.*	2,313	123,792
Hill-Rom Holdings, Inc.	4,186	127,380
Immucor, Inc.*	7,828	149,123
Integra LifeSciences Holdings Corp.*	3,377	124,949
Invacare Corp.	3,341	69,292
Kinetic Concepts, Inc.*	11,267	411,358
Masimo Corp.	2,622	62,430
Meridian Bioscience, Inc.	2,879	48,943
NuVasive, Inc.* (a)	525	18,616
Sirona Dental Systems, Inc.*	1,245	43,376
STERIS Corp.	7,454	231,670
Teleflex, Inc.	4,499	244,206
Thoratec Corp.*	1,912	81,700
West Pharmaceutical Services, Inc.	3,237	118,118

Total Health Care Equipment & Supplies		2,562,179

Health Care Providers & Services - 7.5%
Amedisys, Inc.*	5,352	235,327
AMERIGROUP Corp.*	10,642	345,652
Catalyst Health Solutions, Inc.*	3,458	119,301
Centene Corp.*	8,305	178,558
Chemed Corp.	3,157	172,498
Emergency Medical Services Corp. Class A*	3,952	193,767
Health Management Associates, Inc. Class A*	37,386	290,489
Health Net, Inc.*	11,389	277,550
Healthsouth Corp.*	8,233	154,039
Healthspring, Inc.*	14,157	219,575
HMS Holdings Corp.*	1,114	60,401
LifePoint Hospitals, Inc.*	7,995	251,043
Lincare Holdings, Inc.(a)	11,965	388,982
Magellan Health Services, Inc.*	4,396	159,663
Mednax, Inc.*	5,666	315,086
Omnicare, Inc.	23,580	558,846
Owens & Minor, Inc.	8,141	231,042
PSS World Medical, Inc.* (a)	5,998	126,858
Psychiatric Solutions, Inc.*	10,488	343,167

Tenet Healthcare Corp.*	74,008	321,195
Universal American Corp.*	20,728	298,483
Universal Health Services, Inc. Class B	16,011	610,820
VCA Antech, Inc.*	10,431	258,272

Total Health Care Providers & Services		6,110,614

Health Care Technology - 0.3%
Allscripts-Misys Healthcare Solutions, Inc.* (a)	3,297	53,082
athenahealth, Inc.* (a)	1,208	31,565
Eclipsys Corp.*	792	14,129
MedAssets, Inc.*	1,418	32,727
Quality Systems, Inc.(a)	1,407	81,592

Total Health Care Technology		213,095

Hotels, Restaurants & Leisure - 3.4%
Ameristar Casinos, Inc.	7,325	110,315
Bally Technologies, Inc.*	5,902	191,166
Bob Evans Farms, Inc.	3,878	95,476
Brinker International, Inc.	12,303	177,901
Burger King Holdings, Inc.	20,932	352,495
Cheesecake Factory (The)*	4,507	100,326
Chipotle Mexican Grill, Inc.*	2,477	338,878
Choice Hotels International, Inc.(a)	5,520	166,759
Cracker Barrel Old Country Store, Inc.	3,658	170,316
Gaylord Entertainment Co.*	615	13,585
International Speedway Corp. Class A	6,054	155,951
Jack In The Box, Inc.*	9,615	187,012
Life Time Fitness, Inc.* (a)	5,123	162,860
Panera Bread Co. Class A*	2,445	184,084
Penn National Gaming, Inc.*	2,312	53,407
Vail Resorts, Inc.*	2,505	87,450
Wendy’s/Arby’s Group, Inc. Class A	4,928	19,712
WMS Industries, Inc.*	4,522	177,489

Total Hotels, Restaurants & Leisure		2,745,182

Household Durables - 0.3%
Jarden Corp.	3,525	94,717
Tempur-Pedic International, Inc.*	4,942	151,966

Total Household Durables		246,683

Independent Power Producers & Energy Traders - 0.1%
Ormat Technologies, Inc.(a)	3,452	97,657

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	5,233	189,069
Otter Tail Corp.(a)	1,934	37,384
Seaboard Corp.	124	187,240

Total Industrial Conglomerates		413,693

Insurance - 5.3%
Alleghany Corp.*	771	226,134
Arthur J. Gallagher & Co.	10,852	264,572
Brown & Brown, Inc.	17,880	342,223
Delphi Financial Group, Inc. Class A	14,659	357,826
Erie Indemnity Co. Class A	4,419	201,065
Hanover Insurance Group, Inc. (The)	8,381	364,573
Harleysville Group, Inc.(a)	5,251	162,939
Mercury General Corp.	5,753	238,404
Navigators Group, Inc. (The)*	3,584	147,410
ProAssurance Corp.*	7,874	446,928
Protective Life Corp.	12,225	261,493
RLI Corp.	3,909	205,262
Selective Insurance Group, Inc.	5,914	87,882
StanCorp Financial Group, Inc.	10,713	434,305
Tower Group, Inc.	8,436	181,627
Unitrin, Inc.	10,775	275,840
Wesco Financial Corp.	359	116,029

Total Insurance		4,314,512

Internet & Catalog Retail - 0.0%
Blue Nile, Inc.*	343	16,148

Internet Software & Services - 1.3%
Digital River, Inc.*	4,034	96,453
Earthlink, Inc.	38,987	310,336
j2 Global Communications, Inc.*	7,532	164,499

See Notes to Schedule of Investments.

19	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2010

Investments	Shares	Value
MercadoLibre, Inc.*	1,144	$60,117
Monster Worldwide, Inc.* (a)	5,889	68,607
Rackspace Hosting, Inc.*	2,435	44,658
Sohu.com, Inc.*	6,231	256,032
ValueClick, Inc.*	1,131	12,090
WebMD Health Corp.*	911	42,298

Total Internet Software & Services		1,055,090

IT Services - 2.7%
Acxiom Corp.*	5,938	87,229
CACI International, Inc. Class A*	4,097	174,041
Cybersource Corp.*	1,602	40,899
DST Systems, Inc.	11,147	402,853
Euronet Worldwide, Inc.*	3,526	45,097
Gartner, Inc.*	10,080	234,360
Mantech International Corp. Class A*	4,558	194,034
MAXIMUS, Inc.	2,198	127,198
NeuStar, Inc. Class A*	2,816	58,066
Sapient Corp.	10,548	106,957
SRA International, Inc. Class A*	6,327	124,452
Syntel, Inc.(a)	5,673	192,598
TeleTech Holdings, Inc.*	6,881	88,696
Wright Express Corp.*	11,877	352,747

Total IT Services		2,229,227

Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	4,566	249,395
Pool Corp.	2,015	44,169

Total Leisure Equipment & Products		293,564

Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc. Class A*	2,503	216,484
Bruker Corp.*	10,104	122,865
Charles River Laboratories International, Inc.* (a)	7,519	257,225
Dionex Corp.*	1,524	113,477
Furiex Pharmaceuticals, Inc.*	1,217	12,365
PerkinElmer, Inc.	7,292	150,726
Pharmaceutical Product Development, Inc.	14,612	371,291
Techne Corp.	3,036	174,418

Total Life Sciences Tools & Services		1,418,851

Machinery - 3.5%
Actuant Corp. Class A	4,211	79,293
Barnes Group, Inc.	2,430	39,828
CLARCOR, Inc.	4,140	147,053
Crane Co.	3,870	116,913
ESCO Technologies, Inc.	2,498	64,323
Graco, Inc.	2,503	70,560
Harsco Corp.	4,255	99,992
IDEX Corp.	6,280	179,420
Kaydon Corp.	2,276	74,789
Lincoln Electric Holdings, Inc.	1,100	56,089
Middleby Corp.*	2,540	135,103
Mueller Industries, Inc.	2,764	67,994
Nordson Corp.	2,553	143,172
Snap-On, Inc.	6,035	246,892
SPX Corp.	7,164	378,331
Toro Co. (The)	2,917	143,283
Trinity Industries, Inc.	13,347	236,509
Valmont Industries, Inc.	3,468	251,985
WABCO Holdings, Inc.*	605	19,045
Wabtec Corp.	5,659	225,738
Watts Water Technologies, Inc. Class A	2,538	72,739

Total Machinery		2,849,051

Marine - 0.4%
Alexander & Baldwin, Inc.	678	20,191
Kirby Corp.*	7,191	275,056

Total Marine		295,247

Media - 1.6%
Gannett Co., Inc.	6,267	84,354
Interactive Data Corp.	11,432	381,600
John Wiley & Sons, Inc. Class A	5,202	201,161
Meredith Corp.	5,172	161,004
Morningstar, Inc.*	3,590	152,647
Regal Entertainment Group Class A	12,617	164,526
Scholastic Corp.	3,300	79,596
World Wrestling Entertainment, Inc. Class A(a)	6,598	102,665

Total Media		1,327,553

Metals & Mining - 0.8%
AMCOL International Corp.	1,446	33,981
Commercial Metals Co.	2,964	39,184
Compass Minerals International, Inc.	5,326	374,311
Royal Gold, Inc.(a)	694	33,312
Titanium Metals Corp.* (a)	11,572	203,552

Total Metals & Mining		684,340

Multiline Retail - 0.5%
99 Cents Only Stores*	5,776	85,485
Big Lots, Inc.*	10,617	340,699

Total Multiline Retail		426,184

Multi-Utilities - 0.5%
Avista Corp.	6,518	127,296
NorthWestern Corp.	3,695	96,809
Vectren Corp.	8,713	206,150

Total Multi-Utilities		430,255

Office Electronics - 0.1%
Zebra Technologies Corp. Class A	4,057	102,926

Oil, Gas & Consumable Fuels - 2.1%
Arena Resources, Inc.*	2,083	66,448
Berry Petroleum Co. Class A	2,240	57,613
Bill Barrett Corp.*	2,919	89,818
Enbridge Energy Management LLC*	520	26,520
Frontier Oil Corp.	2,811	37,808
Holly Corp.	8,434	224,176
Patriot Coal Corp.*	27,066	318,025
Southern Union Co.	20,877	456,371
Tesoro Corp.	19,906	232,303
World Fuel Services Corp.	8,559	222,020

Total Oil, Gas & Consumable Fuels		1,731,102

Paper & Forest Products - 0.0%
Schweitzer-Mauduit International, Inc.	408	20,584

Personal Products - 0.8%
Alberto-Culver Co.	8,347	226,120
NBTY, Inc.*	6,582	223,854
Nu Skin Enterprises, Inc. Class A	5,406	134,772
Revlon, Inc. Class A*	3,233	36,080

Total Personal Products		620,826

Pharmaceuticals - 0.6%

Endo Pharmaceuticals Holdings, Inc.*	17,351	378,599
Par Pharmaceutical Cos., Inc.*	4,633	120,273

Total Pharmaceuticals		498,872

Professional Services - 0.6%
CoStar Group, Inc.*	1,063	41,244

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	20

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2010

Investments	Shares	Value
FTI Consulting, Inc.*	5,686	$247,853
Towers Watson & Co. Class A	4,212	163,636

Total Professional Services		452,733

Real Estate Investment Trusts (REITs) - 5.1%
Alexander’s, Inc.	1,294	391,978
Alexandria Real Estate Equities, Inc.	3,112	197,207
BioMed Realty Trust, Inc.	6,112	98,342
Brandywine Realty Trust	2,394	25,736
BRE Properties, Inc.	2,617	96,646
CBL & Associates Properties, Inc.	3,297	41,015
Corporate Office Properties Trust SBI MD	2,736	103,311
DiamondRock Hospitality Co.*	2,773	22,794
EastGroup Properties, Inc.	1,449	51,555
Equity Lifestyle Properties, Inc.	801	38,632
Equity One, Inc.	9,212	143,707
Essex Property Trust, Inc.	2,122	206,980
Extra Space Storage, Inc.	7,406	102,943
Franklin Street Properties Corp.	3,714	43,862
Healthcare Realty Trust, Inc.	2,823	62,021
Highwoods Properties, Inc.	758	21,042
Home Properties, Inc.	1,064	47,955
Hospitality Properties Trust	16,774	353,931
HRPT Properties Trust	17,082	106,079
Kilroy Realty Corp.(a)	1,670	49,649
Macerich Co. (The)	11,308	422,015
Mack-Cali Realty Corp.	2,619	77,863
Medical Properties Trust, Inc.	6,252	59,019
Mid-America Apartment Communities, Inc.	750	38,603
National Health Investors, Inc.	3,209	123,739
National Retail Properties, Inc.	8,873	190,237
Omega Healthcare Investors, Inc.	7,207	143,636
Potlatch Corp.	3,192	114,050
PS Business Parks, Inc.	2,284	127,402
Realty Income Corp.(a)	6,948	210,733
Senior Housing Properties Trust	9,739	195,851
Sovran Self Storage, Inc.	1,563	53,814
Tanger Factory Outlet Centers	2,361	97,698
Washington Real Estate Investment Trust	1,901	52,449
Weingarten Realty Investors	2,936	55,931

Total Real Estate Investment Trusts (REITs)		4,168,425

Road & Rail - 1.1%
Genesee & Wyoming, Inc. Class A*	3,603	134,428
Heartland Express, Inc.(a)	6,640	96,413
Kansas City Southern*	4,001	145,436
Knight Transportation, Inc.(a)	5,578	112,899
Landstar System, Inc.	3,916	152,685
Old Dominion Freight Line, Inc.*	2,331	81,911
Ryder System, Inc.	1,109	44,615
Werner Enterprises, Inc.(a)	5,215	114,156

Total Road & Rail		882,543

Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc.*	35,471	195,445
Atheros Communications, Inc.*	1,669	45,964
Cymer, Inc.*	490	14,720
FEI Co.*	1,856	36,582

Hittite Microwave Corp.*	2,244	100,396
MEMC Electronic Materials, Inc.*	2,578	25,471
PMC - Sierra, Inc.*	11,495	86,442
Silicon Laboratories, Inc.*	1,638	66,437
Skyworks Solutions, Inc.*	13,054	219,177
SunPower Corp. Class A* (a)	4,811	58,213
Tessera Technologies, Inc.*	5,819	93,395

Total Semiconductors & Semiconductor Equipment		942,242

Software - 2.6%
Advent Software, Inc.*	1,107	51,985
Ariba, Inc.*	370	5,894
AsiaInfo Holdings, Inc.*	1,676	36,637
Blackbaud, Inc.	2,271	49,440
Blackboard, Inc.* (a)	109	4,069
CommVault Systems, Inc.*	940	21,150
Compuware Corp.*	31,687	252,862
Concur Technologies, Inc.*	1,176	50,192
Fair Isaac Corp.	6,491	141,439
Informatica Corp.*	4,107	98,075
Jack Henry & Associates, Inc.	8,728	208,425
Lawson Software, Inc.*	8,304	60,619
MICROS Systems, Inc.*	6,440	205,243
MicroStrategy, Inc. Class A*	1,176	88,306
Net 1 UEPS Technologies, Inc.* (a)	9,205	123,439
Novell, Inc.*	16,891	95,941
Parametric Technology Corp.*	3,582	56,130
Pegasystems, Inc.(a)	1,674	53,752
Progress Software Corp.*	1,822	54,715
Quest Software, Inc.*	9,587	172,949
SolarWinds, Inc.*	2,575	41,303
Solera Holdings, Inc.	3,271	118,410
TIBCO Software, Inc.*	13,831	166,802

Total Software		2,157,777

Specialty Retail - 4.4%
Aaron’s, Inc.	10,831	184,885
Aeropostale, Inc.*	16,592	475,195
Barnes & Noble, Inc.(a)	7,713	99,498
Buckle, Inc. (The)(a)	8,568	277,775
Cabela’s, Inc.*(a)	10,889	153,970
Chico’s FAS, Inc.	1,564	15,452
Childrens Place Retail Stores, Inc. (The)*	4,579	201,568
Collective Brands, Inc.*	1,857	29,341
Dick’s Sporting Goods, Inc.*	6,155	153,198
Dress Barn, Inc. (The)*	6,379	151,884
DSW, Inc. Class A*	2,737	61,473
Gymboree Corp.*	4,628	197,662
J Crew Group, Inc.*	2,993	110,172
Jo-Ann Stores, Inc.*	2,016	75,620
Men’s Wearhouse, Inc. (The)(a)	5,198	95,435
Penske Automotive Group, Inc.*	7,282	82,724
RadioShack Corp.	19,288	376,309
Rent-A-Center, Inc.*	16,528	334,857
Sally Beauty Holdings, Inc.*	25,597	209,895
Tractor Supply Co.	3,875	236,259
Ulta Salon Cosmetics & Fragrance, Inc.*	3,151	74,553
Williams-Sonoma, Inc.	676	16,778

Total Specialty Retail		3,614,503

Textiles, Apparel & Luxury Goods - 2.6%
Carter’s, Inc.*	6,834	179,393
Columbia Sportswear Co.	3,923	183,086
Deckers Outdoor Corp.*	2,197	313,885
Fossil, Inc.*	6,959	241,477
Hanesbrands, Inc.*	5,814	139,885
Iconix Brand Group, Inc.*	11,288	162,209
Lululemon Athletica, Inc.* (a)	2,691	100,159
Phillips-Van Heusen Corp.	4,594	212,564
Skechers U.S.A., Inc. Class A*	446	16,288
Timberland Co. (The) Class A*	5,479	88,486
Under Armour, Inc. Class A* (a)	3,000	99,390
Unifirst Corp.	3,157	138,971
Warnaco Group, Inc. (The)*	3,995	144,379
See Notes to Schedule of Investments.

21	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2010

Investments	Shares	Value
Wolverine World Wide, Inc.	4,754	$119,896

Total Textiles, Apparel & Luxury Goods		2,140,068

Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	7,066	97,228
Capitol Federal Financial	4,140	137,283
First Niagara Financial Group, Inc.	8,608	107,858
NewAlliance Bancshares, Inc.	6,408	71,834
Northwest Bancshares, Inc.	7,645	87,688
Washington Federal, Inc.	5,012	81,094

Total Thrifts & Mortgage Finance		582,985

Tobacco - 0.4%
Universal Corp.(a)	6,518	258,634
Vector Group Ltd.(a)	5,141	86,472

Total Tobacco		345,106

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	4,784	121,131
GATX Corp.	4,495	119,927
Watsco, Inc.	1,435	83,115
WESCO International, Inc.*	8,964	301,818

Total Trading Companies & Distributors		625,991

Water Utilities - 0.2%
Aqua America, Inc.	10,561	186,718

Wireless Telecommunication Services - 0.6%
MetroPCS Communications, Inc.* (a)	40,309	330,131
Syniverse Holdings, Inc.*	7,446	152,270

Total Wireless Telecommunication Services		482,401

TOTAL COMMON STOCKS (Cost: $84,921,005)		80,972,157

EXCHANGE-TRADED FUND - 0.7%
WisdomTree MidCap Dividend Fund(b) (Cost: $600,644)	13,265	558,324

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $189,057)	189,057	189,057

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%
MONEY MARKET FUND - 4.7%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d) (Cost: $3,793,000)(e)	3,793,000	3,793,000

TOTAL INVESTMENTS IN SECURITIES - 104.8% (Cost: $89,503,706)(f)		85,512,538
Liabilities in Excess of Cash and Other Assets - (4.8)%		(3,909,264)

NET ASSETS - 100.0%		$81,603,274

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $3,669,720 and the total market value of the collateral held by the Fund was $3,793,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	22

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.0%
AAR Corp.*	15,668	$262,282
Aerovironment, Inc.* (a)	2,848	61,887
American Science & Engineering, Inc.	2,601	198,222
Applied Signal Technology, Inc.	3,227	63,411
Argon ST, Inc.*	5,570	190,995
Ceradyne, Inc.*	5,779	123,497
Ducommun, Inc.(a)	4,657	79,635
GeoEye, Inc.*	3,231	100,613
Ladish Co., Inc.*	1,885	42,827
LMI Aerospace, Inc.*	4,540	71,596
Orbital Sciences Corp.*	14,032	221,285
Stanley, Inc.*	8,200	306,516

Total Aerospace & Defense		1,722,766

Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc.*	1,735	82,413
Dynamex, Inc.* (a)	2,479	30,244
Forward Air Corp.(a)	3,474	94,666

Total Air Freight & Logistics		207,323

Airlines - 0.5%
Hawaiian Holdings, Inc.*	42,951	222,057
Republic Airways Holdings, Inc.* (a)	35,618	217,626

Total Airlines		439,683

Auto Components - 0.5%
China Automotive Systems, Inc.* (a)	4,666	82,122
Dorman Products, Inc.*	7,498	152,434
Hawk Corp. Class A*	1,912	48,661
Spartan Motors, Inc.	20,024	84,101
Wonder Auto Technology, Inc.*	8,198	60,009

Total Auto Components		427,327

Beverages - 0.6%
Boston Beer Co., Inc. Class A*	3,183	214,693
Coca-Cola Bottling Co. Consolidated	3,123	149,654
National Beverage Corp.	10,141	124,532

Total Beverages		488,879

Biotechnology - 1.0%
Biospecifics Technologies Corp.* (a)	630	12,524
Cytokinetics, Inc.*	48,805	115,668
Emergent Biosolutions, Inc.*	11,525	188,318
Enzon Pharmaceuticals, Inc.* (a)	390	4,154
Idera Pharmaceuticals, Inc.*	4,244	15,278
Immunomedics, Inc.* (a)	62,150	192,044
Keryx Biopharmaceuticals, Inc.* (a)	14,367	52,583
Martek Biosciences Corp.* (a)	11,524	273,234
Oncothyreon, Inc.* (a)	5,647	18,748

Total Biotechnology		872,551

Building Products - 0.8%
AAON, Inc.	7,246	168,904
Ameron International Corp.	2,378	143,465
Apogee Enterprises, Inc.	17,234	186,644
Griffon Corp.*	9,539	105,502
Universal Forest Products, Inc.	2,900	87,899

Total Building Products		692,414

Capital Markets - 2.1%
BGC Partners, Inc. Class A	21,405	109,380
BlackRock Kelso Capital Corp.	60,503	597,165
Diamond Hill Investment Group, Inc.	475	26,928
Duff & Phelps Corp. Class A	2,608	32,939
Epoch Holding Corp.	1,418	17,399
Fifth Street Finance Corp.	668	7,368
GFI Group, Inc.(a)	35,567	198,464
Gleacher & Co., Inc.* (a)	48,651	124,060
International Assets Holding Corp.* (a)	4,913	78,608
JMP Group, Inc.	350	2,166
LaBranche & Co., Inc.* (a)	2,973	12,724
Main Street Capital Corp.(a)	3,641	54,360
Oppenheimer Holdings, Inc. Class A	1,409	33,746
Penson Worldwide, Inc.*	1,332	7,512
Prospect Capital Corp.(a)	21,231	204,879
Pzena Investment Management, Inc. Class A*	4,064	25,888
Safeguard Scientifics, Inc.* (a)	839	8,860
SWS Group, Inc.	8,637	82,051
TradeStation Group, Inc.*	14,761	99,637
US Global Investors, Inc. Class A(a)	1,584	8,791
Westwood Holdings Group, Inc.	1,373	48,261

Total Capital Markets		1,781,186

Chemicals - 2.6%
American Vanguard Corp.	6,339	50,268
Arch Chemicals, Inc.	4,445	136,639
Balchem Corp.	5,606	140,150
Calgon Carbon Corp.*	10,823	143,297
China Green Agriculture, Inc.* (a)	5,187	46,579
Hawkins, Inc.(a)	5,833	140,459
Innophos Holdings, Inc.	28,077	732,248
Koppers Holdings, Inc.	4,203	94,483
Landec Corp.*	6,028	35,505
LSB Industries, Inc.*	9,225	122,785
Omnova Solutions, Inc.*	6,315	49,320
Quaker Chemical Corp.	1,006	27,253
Schulman A., Inc.	1,123	21,292
ShengdaTech, Inc.* (a)	23,813	112,635
Stepan Co.	4,035	276,115
Yongye International, Inc.* (a)	11,022	75,942
Zep, Inc.	2,774	48,379
Zoltek Cos., Inc.*	1,202	10,181

Total Chemicals		2,263,530

Commercial Banks - 7.5%
1st Source Corp.(a)	6,616	111,943
Alliance Financial Corp.(a)	1,514	42,089
American National Bankshares, Inc.	1,669	35,700
Ames National Corp.(a)	2,221	43,398
Arrow Financial Corp.(a)	3,618	83,576
Bancfirst Corp.	4,144	151,215
Bancorp, Inc.*	9,257	72,482
Bank of Marin Bancorp	1,709	54,568
Bank of the Ozarks, Inc.	6,338	224,809
Bryn Mawr Bank Corp.	2,505	42,034
Camden National Corp.(a)	4,275	117,434
Cardinal Financial Corp.	5,096	47,087
Century Bancorp, Inc. Class A	2,460	54,218
Chemical Financial Corp.(a)	1,462	31,842
City Holding Co.	5,672	158,135
Community Bank System, Inc.(a)	11,575	254,997
Community Trust Bancorp, Inc.	5,292	132,829
Danvers Bancorp, Inc.	1,004	14,508
First Bancorp(a)	5,515	79,912
First Bancorp, Inc.(a)	4,030	52,914
First Financial Bancorp	81,012	1,211,129
First Financial Corp.(a)	3,928	101,382
First of Long Island Corp. (The)	2,732	70,240
FNB Corp.	3,347	26,876
German American Bancorp, Inc.	3,852	58,936
Great Southern Bancorp, Inc.	507	10,297

See Notes to Schedule of Investments.

23	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2010

Investments	Shares	Value
Heartland Financial USA, Inc.(a)	2,465	$42,595
Home Bancshares, Inc.	1,862	42,472
Independent Bank Corp.(a)	2,677	66,068
Lakeland Financial Corp.	4,527	90,450
MainSource Financial Group, Inc.	3,954	28,350
Merchants Bancshares, Inc.	2,553	56,728
Metro Bancorp, Inc.*	716	8,836
National Bankshares, Inc.	2,544	61,641
NBT Bancorp, Inc.	12,540	256,067
Northfield Bancorp, Inc.	4,399	57,099
Orrstown Financial Services, Inc.(a)	1,958	43,331
Renasant Corp.(a)	5,319	76,328
Republic Bancorp, Inc. Class A(a)	10,101	226,262
S&T Bancorp, Inc.	2,187	43,215
S.Y. Bancorp, Inc.(a)	4,258	97,849
Santander BanCorp*	6,253	79,038
SCBT Financial Corp.(a)	1,926	67,834
Shore Bancshares, Inc.(a)	2,063	24,570
Simmons First National Corp. Class A	4,531	118,984
Southside Bancshares, Inc.(a)	11,187	219,713
Sterling Bancorp(a)	6,361	57,249
Suffolk Bancorp(a)	3,868	119,676
Susquehanna Bancshares, Inc.	2,337	19,467
Texas Capital Bancshares, Inc.*	6,301	103,336
Tompkins Financial Corp.	3,985	150,434
TowneBank(a)	6,589	95,672
Trico Bancshares	3,555	60,186
Union First Market Bankshares Corp.	2,195	26,911
United Bankshares, Inc.(a)	16,556	396,351
Univest Corp. of Pennsylvania	3,817	66,110
Washington Trust Bancorp, Inc.(a)	5,197	88,557
WesBanco, Inc.(a)	6,062	102,145
Wilshire Bancorp, Inc.	12,402	108,518

Total Commercial Banks		6,386,592

Commercial Services & Supplies - 3.6%
APAC Customer Services, Inc.*	28,109	160,221
ATC Technology Corp.*	6,885	110,986
Consolidated Graphics, Inc.*	2,644	114,327
Cornell Cos., Inc.*	6,037	162,214
Courier Corp.	2,796	34,139
Deluxe Corp.	39,170	734,437
EnergySolutions, Inc.	17,642	89,798
Ennis, Inc.	10,154	152,412
Innerworkings, Inc.* (a)	5,042	34,437
Kimball International, Inc. Class B	4,279	23,663
Knoll, Inc.	23,147	307,624
M&F Worldwide Corp.*	18,169	492,380
McGrath Rentcorp	8,065	183,721
Mobile Mini, Inc.*	11,034	179,633
Multi-Color Corp.	5,362	54,907
Standard Parking Corp.*	4,762	75,382
Team, Inc.*	5,057	65,994
U.S. Ecology, Inc.	5,085	74,088

Total Commercial Services & Supplies		3,050,363

Communications Equipment - 0.8%

Acme Packet, Inc.*	5,281	141,953
Anaren, Inc.*	3,687	55,084
BigBand Networks, Inc.* (a)	1,427	4,309
Black Box Corp.	6,049	168,707
Cogo Group, Inc.*	6,079	37,933
DG FastChannel, Inc.*	2,886	94,026
Digi International, Inc.*	2,607	21,560
EMS Technologies, Inc.*	5,252	78,885
Globecomm Systems, Inc.*	3,744	30,888
Seachange International, Inc.*	7,087	58,326
Telestone Technologies Corp.* (a)	3,200	27,008

Total Communications Equipment		718,679

Computers & Peripherals - 0.8%
Compellent Technologies, Inc.*	1,140	13,817
Cray, Inc.*	8,877	49,534
Netezza Corp.*	13,342	182,518
Rimage Corp.*	2,263	35,823
STEC, Inc.*	19,202	241,177
Stratasys, Inc.*	1,716	42,145
Super Micro Computer, Inc.* (a)	6,404	86,454

Total Computers & Peripherals		651,468

Construction & Engineering - 0.9%
Comfort Systems USA, Inc.	15,971	154,280
Dycom Industries, Inc.*	1,671	14,287
Furmanite Corp.* (a)	6,156	24,440
Great Lakes Dredge & Dock Corp.	14,412	86,472
Michael Baker Corp.*	2,919	101,873
MYR Group, Inc.*	5,416	90,393
Northwest Pipe Co.*	4,775	90,725
Orion Marine Group, Inc.*	5,201	73,854
Pike Electric Corp.*	5,545	52,234
Sterling Construction Co., Inc.*	6,815	88,186

Total Construction & Engineering		776,744

Consumer Finance - 1.6%
Advance America, Cash Advance Centers, Inc.	36,120	149,176
Dollar Financial Corp.*	11,555	228,674
Ezcorp, Inc. Class A*	20,791	385,673
First Cash Financial Services, Inc.*	9,393	204,767
World Acceptance Corp.* (a)	10,481	401,527

Total Consumer Finance		1,369,817

Containers & Packaging - 0.7%
AEP Industries, Inc.*	5,054	120,690
Boise, Inc.*	83,937	460,814

Total Containers & Packaging		581,504

Distributors - 0.2%
Core-Mark Holding Co., Inc.*	7,472	204,733

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	3,211	140,321
ChinaCast Education Corp.* (a)	5,835	34,660
Jackson Hewitt Tax Service, Inc.* (a)	18,406	20,799
K12, Inc.* (a)	3,607	80,003
Learning Tree International, Inc.* (a)	2,711	29,414
Lincoln Educational Services Corp.*	9,751	200,773
Pre-Paid Legal Services, Inc.* (a)	7,452	338,992
Stewart Enterprises, Inc. Class A	21,283	115,141
Universal Technical Institute, Inc.(a)	1,241	29,337

Total Diversified Consumer Services		989,440

Diversified Financial Services - 1.2%
Asset Acceptance Capital Corp.* (a)	6,372	26,380
Encore Capital Group, Inc.*	6,992	144,105
Interactive Brokers Group, Inc. Class A* (a)	15,992	265,467
Life Partners Holdings, Inc.	7,446	152,345
MarketAxess Holdings, Inc.	4,192	57,808
Medallion Financial Corp.(a)	6,119	40,386
Portfolio Recovery Associates, Inc.* (a)	5,168	345,119

Total Diversified Financial Services		1,031,610

Diversified Telecommunication Services - 1.4%
Alaska Communications Systems Group, Inc.	3,617	30,708

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	24

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2010

Investments	Shares	Value
Atlantic Tele-Network, Inc.(a)	3,577	$147,730
Cincinnati Bell, Inc.*	185,238	557,566
Cogent Communications Group, Inc.*	13,332	101,057
Consolidated Communications Holdings, Inc.(a)	5,519	93,878
General Communication, Inc. Class A*	2,478	18,808
HickoryTech Corp.	7,066	47,695
Neutral Tandem, Inc.*	9,306	104,693
Premiere Global Services, Inc.*	15,587	98,822

Total Diversified Telecommunication Services		1,200,957

Electric Utilities - 0.3%
Central Vermont Public Service Corp.	3,634	71,735
Empire District Electric Co. (The)	9,472	177,790
Unitil Corp.	2,065	43,179

Total Electric Utilities		292,704

Electrical Equipment - 1.0%
Advanced Battery Technologies, Inc.* (a)	26,960	88,429
AZZ, Inc.(a)	6,416	235,916
Encore Wire Corp.	5,116	93,060
Franklin Electric Co., Inc.	3,218	92,743
Fushi Copperweld, Inc.*	11,462	93,759
Harbin Electric, Inc.* (a)	2,218	36,930
LaBarge, Inc.*	4,216	48,105
Powell Industries, Inc.*	6,211	169,809
PowerSecure International, Inc.*	1,350	12,271

Total Electrical Equipment		871,022

Electronic Equipment, Instruments & Components - 1.6%
Checkpoint Systems, Inc.*	3,270	56,767
Cogent, Inc.* (a)	17,990	162,090
Daktronics, Inc.	6,245	46,837
DTS, Inc.*	1,213	39,871
Electro Rent Corp.	4,153	53,117
IPG Photonics Corp.* (a)	3,911	59,565
Mercury Computer Systems, Inc.* (a)	6,787	79,612
MTS Systems Corp.	3,304	95,816
Multi-Fineline Electronix, Inc.*	8,457	211,087
OSI Systems, Inc.*	3,506	97,362
Park Electrochemical Corp.	2,849	69,544
Rofin-Sinar Technologies, Inc.*	1,887	39,287
Scansource, Inc.*	8,887	221,553
Spectrum Control, Inc.*	4,678	65,398
TTM Technologies, Inc.*	5,043	47,908

Total Electronic Equipment, Instruments & Components		1,345,814

Energy Equipment & Services - 2.7%
Boots & Coots, Inc.* (a)	30,337	89,494
Cal Dive International, Inc.*	76,260	446,121
Dawson Geophysical Co.*	2,614	55,600
Global Industries Ltd.*	33,346	149,724
Gulf Island Fabrication, Inc.	4,392	68,164
Gulfmark Offshore, Inc. Class A*	19,031	498,612
Hornbeck Offshore Services, Inc.*	16,679	243,513
Matrix Service Co.*	13,945	129,828
Natural Gas Services Group, Inc.*	3,652	55,255
OYO Geospace Corp.*	1,178	57,109
Parker Drilling Co.*	53,314	210,590
PHI, Inc.* (a)	4,698	66,195

T-3 Energy Services, Inc.*	5,031	140,365
Willbros Group, Inc.*	15,192	112,421

Total Energy Equipment & Services		2,322,991

Food & Staples Retailing - 1.8%
Arden Group, Inc. Class A	1,268	111,419
Ingles Markets, Inc. Class A	11,203	168,605
Nash Finch Co.	5,641	192,697
Pantry, Inc. (The)*	27,753	391,595
Pricesmart, Inc.	10,714	248,886
Spartan Stores, Inc.	12,582	172,625
Susser Holdings Corp.*	8,119	95,723
Village Super Market, Inc. Class A(a)	5,060	132,825
Winn-Dixie Stores, Inc.*	5,198	50,109

Total Food & Staples Retailing		1,564,484

Food Products - 3.3%
AgFeed Industries, Inc.* (a)	11,814	34,615
American Dairy, Inc.* (a)	15,506	247,321
American Italian Pasta Co. Class A*	12,520	661,932
B&G Foods, Inc. Class A	8,452	91,113
Calavo Growers, Inc.* (a)	4,532	81,395
Cal-Maine Foods, Inc.	11,683	373,038
Chiquita Brands International, Inc.*	21,086	256,195
Darling International, Inc.*	19,037	142,968
Diamond Foods, Inc.	3,487	143,316
Hain Celestial Group, Inc.*	8,141	164,204
J&J Snack Foods Corp.(a)	5,451	229,487
Lifeway Foods, Inc.* (a)	2,399	23,366
Seneca Foods Corp. Class A*	5,475	176,623
Smart Balance, Inc.*	660	2,699
Zhongpin, Inc.* (a)	13,579	159,689

Total Food Products		2,787,961

Gas Utilities - 0.5%
Chesapeake Utilities Corp.	2,128	66,819
China Natural Gas, Inc.* (a)	7,468	62,134
Laclede Group, Inc. (The)	7,956	263,582

Total Gas Utilities		392,535

Health Care Equipment & Supplies - 3.0%
Abaxis, Inc.*	2,761	59,168
Accuray, Inc.*	827	5,483
Analogic Corp.	709	32,267
Angiodynamics, Inc.*	3,171	46,772
Atrion Corp.	589	79,544
Cantel Medical Corp.	4,057	67,752
Conceptus, Inc.* (a)	1,645	25,629
Conmed Corp.*	3,652	68,037
CryoLife, Inc.*	23,400	126,126
Cyberonics, Inc.*	18,283	432,941
Exactech, Inc.*	3,090	52,777
Greatbatch, Inc.*	6,172	137,697
ICU Medical, Inc.* (a)	3,765	121,120
IRIS International, Inc.*	3,263	33,087
Kensey Nash Corp.*	4,064	96,357
Medical Action Industries, Inc.*	2,860	34,291
Merit Medical Systems, Inc.* (a)	6,236	100,213
Micrus Endovascular Corp.*	1,392	28,940
Natus Medical, Inc.*	4,708	76,693
Neogen Corp.*	3,047	79,374
Quidel Corp.* (a)	7,033	89,249
RTI Biologics, Inc.*	6,677	19,564
Somanetics Corp.*	2,721	67,889
SonoSite, Inc.*	679	18,408
SurModics, Inc.* (a)	7,704	126,423
Symmetry Medical, Inc.*	20,987	221,203
Synovis Life Technologies, Inc.*	1,931	29,506
Vascular Solutions, Inc.*	11,162	139,525
Wright Medical Group, Inc.*	1,970	32,722
Young Innovations, Inc.	2,767	77,891

See Notes to Schedule of Investments.

25	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2010

Investments	Shares	Value
Zoll Medical Corp.*	2,019	$54,715

Total Health Care Equipment & Supplies		2,581,363

Health Care Providers & Services - 6.7%
Air Methods Corp.*	4,391	130,632
Alliance Healthcare Services, Inc.* (a)	12,649	51,102
Allied Healthcare International, Inc.*	17,342	40,233
Almost Family, Inc.*	2,940	102,694
America Service Group, Inc.	2,814	48,401
American Dental Partners, Inc.*	2,902	35,143
AMN Healthcare Services, Inc.*	1,292	9,664
Amsurg Corp.*	11,860	211,345
Assisted Living Concepts, Inc. Class A*	2,852	84,391
Bio-Reference Labs, Inc.*	5,751	127,500
Capital Senior Living Corp.*	1,760	8,747
CardioNet, Inc.*	1,934	10,598
Chindex International, Inc.*	2,433	30,486
Continucare Corp.*	23,720	79,462
Corvel Corp.*	3,636	122,860
Cross Country Healthcare, Inc.*	1,945	17,486
Ensign Group, Inc. (The)(a)	10,602	175,145
Five Star Quality Care, Inc.*	55,099	166,399
Genoptix, Inc.*	4,054	69,729
Gentiva Health Services, Inc.*	11,491	310,372
Hanger Orthopedic Group, Inc.*	11,473	206,055
Health Grades, Inc.*	7,573	45,438
Healthways, Inc.*	13,170	156,986
inVentiv Health, Inc.*	14,533	372,045
IPC The Hospitalist Co., Inc.*	2,944	73,894
Kindred Healthcare, Inc.*	19,497	250,342
Landauer, Inc.	1,914	116,524
LHC Group, Inc.* (a)	6,254	173,549
Medcath Corp.*	2,513	19,752
Molina Healthcare, Inc.*	11,781	339,293
MWI Veterinary Supply, Inc.*	3,569	179,378
National Healthcare Corp.(a)	4,139	142,630
Odyssey HealthCare, Inc.*	11,965	319,705
PharMerica Corp.*	8,729	127,967
RehabCare Group, Inc.*	4,907	106,875
Res-Care, Inc.*	18,138	175,213
Skilled Healthcare Group, Inc. Class A*	26,944	182,950
Sun Healthcare Group, Inc.*	68,276	551,670
Triple-S Management Corp. Class B*	13,020	241,521
U.S. Physical Therapy, Inc.*	3,767	63,587
Virtual Radiologic Corp.(a)	3,027	51,943

Total Health Care Providers & Services		5,729,706

Health Care Technology - 0.3%
Computer Programs & Systems, Inc.	1,763	72,142
Medidata Solutions, Inc.*	957	14,824
MedQuist, Inc.	6,878	54,405
Merge Healthcare, Inc.*	9,124	26,733
Omnicell, Inc.*	2,087	24,397
Phase Forward, Inc.*	3,638	60,682
Transcend Services, Inc.*	1,902	25,677

Total Health Care Technology		278,860

Hotels, Restaurants & Leisure - 5.4%

AFC Enterprises*	9,250	84,175
Ambassadors Group, Inc.	8,252	93,165
BJ’s Restaurants, Inc.* (a)	4,305	101,598
Buffalo Wild Wings, Inc.*	3,738	136,736
California Pizza Kitchen, Inc.*	3,772	57,146
Caribou Coffee Co., Inc.* (a)	2,186	20,701
Carrols Restaurant Group, Inc.*	15,675	71,635
CEC Entertainment, Inc.*	9,224	325,238
Churchill Downs, Inc.(a)	2,921	95,809
CKE Restaurants, Inc.	21,749	272,515
Denny’s Corp.* (a)	29,129	75,735
DineEquity, Inc.* (a)	6,701	187,092
Domino’s Pizza, Inc.*	43,807	495,019
Dover Downs Gaming & Entertainment, Inc.(a)	18,238	52,708
Einstein Noah Restaurant Group, Inc.*	43,005	464,024
Interval Leisure Group, Inc.* (a)	17,420	216,879
Isle of Capri Casinos, Inc.* (a)	9,349	86,572
Landry’s Restaurants, Inc.* (a)	5,331	130,396
Marcus Corp.(a)	6,300	59,598
Monarch Casino & Resort, Inc.*	3,212	32,538
Papa John’s International, Inc.*	12,114	280,076
Peet’s Coffee & Tea, Inc.*	2,008	78,854
PF Chang’s China Bistro, Inc.	5,242	207,845
Red Robin Gourmet Burgers, Inc.*	6,572	112,776
Ruby Tuesday, Inc.*	1,895	16,107
Shuffle Master, Inc.*	12,289	98,435
Sonic Corp.*	25,009	193,820
Speedway Motorsports, Inc.	24,864	337,156
Texas Roadhouse, Inc.*	20,528	259,063

Total Hotels, Restaurants & Leisure		4,643,411

Household Durables - 0.7%
Blyth, Inc.	2,973	101,290
CSS Industries, Inc.(a)	4,026	66,429
Deer Consumer Products, Inc.* (a)	3,150	26,145
Hooker Furniture Corp.	1,469	15,659
iRobot Corp.* (a)	1,585	29,782
National Presto Industries, Inc.	2,938	272,823
Universal Electronics, Inc.*	3,187	53,000

Total Household Durables		565,128

Household Products - 0.6%
Central Garden and Pet Co. Class A* (a)	34,168	306,487
Orchids Paper Products Co.*	3,140	40,820
WD-40 Co.	4,819	160,955

Total Household Products		508,262

Industrial Conglomerates - 0.3%
Raven Industries, Inc.(a)	4,288	144,548
Standex International Corp.	2,352	59,623
Tredegar Corp.	4,205	68,626

Total Industrial Conglomerates		272,797

Insurance - 8.9%
American Equity Investment Life Holding Co.	8,350	86,172
American Physicians Capital, Inc.(a)	7,655	236,157
American Physicians Service Group, Inc.	4,887	119,487
AMERISAFE, Inc.*	12,875	225,956
Amtrust Financial Services, Inc.(a)	51,414	619,024
Baldwin & Lyons, Inc. Class B	7,469	156,924
CNA Surety Corp.*	33,517	538,618
Donegal Group, Inc. Class A(a)	5,904	72,560
eHealth, Inc.*	5,072	57,669
EMC Insurance Group, Inc.(a)	6,754	148,115
Employers Holdings, Inc.(a)	30,410	447,939
FBL Financial Group, Inc. Class A	12,755	267,855
First Mercury Financial Corp.	13,172	139,360
FPIC Insurance Group, Inc.*	6,358	163,083
Hallmark Financial Services, Inc.*	11,482	114,246
Horace Mann Educators Corp.	23,814	364,354
Infinity Property & Casualty Corp.	10,339	477,455
Kansas City Life Insurance Co.	1,928	57,011
MBIA, Inc.* (a)	320,770	1,799,520
Meadowbrook Insurance Group, Inc.	35,801	308,963

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	26

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2010

Investments	Shares	Value
National Interstate Corp.(a)	8,354	$165,576
National Western Life Insurance Co. Class A	1,471	224,710
NYMAGIC, Inc.	3,479	67,110
PMA Capital Corp. Class A*	16,123	105,606
Presidential Life Corp.(a)	2,565	23,341
Safety Insurance Group, Inc.	7,788	288,312
SeaBright Holdings, Inc.	11,060	104,849
State Auto Financial Corp.	4,811	74,619
Universal Insurance Holdings, Inc.	35,030	146,425

Total Insurance		7,601,016

Internet & Catalog Retail - 0.3%
NutriSystem, Inc.(a)	4,866	111,626
PetMed Express, Inc.(a)	6,801	121,058

Total Internet & Catalog Retail		232,684

Internet Software & Services - 1.0%
Art Technology Group, Inc.*	17,466	59,734
comScore, Inc.*	6,997	115,241
Dice Holdings, Inc.*	12,072	83,538
Innodata Isogen, Inc.*	11,696	30,059
Internet Brands, Inc. Class A* (a)	7,496	77,434
Keynote Systems, Inc.	1,497	13,503
Knot, Inc. (The)*	471	3,664
Limelight Networks, Inc.*	40,539	177,966
Liquidity Services, Inc.*	3,954	51,244
LivePerson, Inc.*	3,356	23,022
LoopNet, Inc.*	6,036	74,424
NIC, Inc.	7,923	50,786
OpenTable, Inc.* (a)	204	8,460
Perficient, Inc.*	966	8,607
Saba Software, Inc.* (a)	1,035	5,330
Travelzoo, Inc.*	2,432	30,108
Vocus, Inc.*	197	3,010

Total Internet Software & Services		816,130

IT Services - 2.0%
Cass Information Systems, Inc.(a)	2,672	91,516
China Information Security Technology, Inc.* (a)	21,328	110,906
Ciber, Inc.*	29,151	80,748
Computer Task Group, Inc.* (a)	5,030	32,494
CSG Systems International, Inc.*	14,661	268,736
Dynamics Research Corp.*	3,722	37,629
ExlService Holdings, Inc.* (a)	3,598	61,778
Forrester Research, Inc.*	4,527	136,987
Global Cash Access Holdings, Inc.*	21,297	153,551
Hackett Group, Inc. (The)*	14,631	41,113
iGate Corp.	14,189	181,903
infoGROUP, Inc.*	4,470	35,671
Integral Systems, Inc.*	4,532	28,778
MoneyGram International, Inc.* (a)	53,212	130,369
NCI, Inc. Class A*	3,799	85,781
Ness Technologies, Inc.* (a)	6,608	28,481
PRGX Global, Inc.*	18,765	77,875
RightNow Technologies, Inc.*	1,265	19,848
TNS, Inc.*	626	10,918
Virtusa Corp.*	8,586	80,107

Total IT Services		1,695,189

Leisure Equipment & Products - 0.5%
RC2 Corp.*	7,507	120,938
Sport Supply Group, Inc.	4,950	66,627
Steinway Musical Instruments*	1,254	22,308
Sturm Ruger & Co., Inc.(a)	12,584	180,329

Total Leisure Equipment & Products		390,202

Life Sciences Tools & Services - 0.6%
Accelrys, Inc.*	2,279	$14,699
Albany Molecular Research, Inc.* (a)	2,846	14,714
Cambrex Corp.*	9,418	29,667
eResearch Technology, Inc.*	10,553	83,158
Harvard Bioscience, Inc.*	7,403	26,355
Kendle International, Inc.*	4,149	47,796
Luminex Corp.*	1,411	22,886
Parexel International Corp.*	14,744	319,650

Total Life Sciences Tools & Services		558,925

Machinery - 3.2%
Alamo Group, Inc.	3,487	75,668
Altra Holdings, Inc.*	3,089	40,219
American Railcar Industries, Inc.(a)	6,120	73,930
Ampco-Pittsburgh Corp.	4,863	101,296
Astec Industries, Inc.*	5,368	148,855
Badger Meter, Inc.(a)	3,390	131,159
Blount International, Inc.*	9,187	94,350
Chart Industries, Inc.*	19,775	308,095
China Fire & Security Group, Inc.* (a)	10,267	94,251
CIRCOR International, Inc.	1,495	38,242
Colfax Corp.*	9,142	95,168
Columbus McKinnon Corp.*	1,330	18,580
Dynamic Materials Corp.	3,261	52,306
Energy Recovery, Inc.* (a)	5,269	21,076
EnPro Industries, Inc.*	6,789	191,110
Federal Signal Corp.	12,159	73,440
Force Protection, Inc.*	20,875	85,588
FreightCar America, Inc.	6,111	138,231
Gorman-Rupp Co. (The)	3,106	77,805
Graham Corp.	2,894	43,381
John Bean Technologies Corp.	10,066	153,507
LB Foster Co. Class A*	2,978	77,190
Lindsay Corp.(a)	2,021	64,045
Met-Pro Corp.	2,597	27,944
Miller Industries, Inc.	2,124	28,610
PMFG, Inc.*	430	6,515
RBC Bearings, Inc.*	5,274	152,893
Robbins & Myers, Inc.	11,279	245,205
SmartHeat, Inc.* (a)	3,981	22,732
Sun Hydraulics Corp.	836	19,613
Titan International, Inc.(a)	3,886	38,743
Twin Disc, Inc.	1,309	14,870

Total Machinery		2,754,617

Marine - 0.2%
American Commercial Lines, Inc.*	1,713	38,560
International Shipholding Corp.	6,327	140,016

Total Marine		178,576

Media - 1.2%
Arbitron, Inc.(a)	7,553	193,583
Belo Corp. Class A*	44,719	254,451
CKX, Inc.* (a)	13,290	66,317
EW Scripps Co. Class A*	4,818	35,798
Harte-Hanks, Inc.	22,141	231,373

Lee Enterprises, Inc.* (a)	7,654	19,671
McClatchy Co. (The) Class A* (a)	8,670	31,559
National CineMedia, Inc.	7,160	119,286
Rentrak Corp.*	1,215	29,561
Value Line, Inc.(a)	3,368	61,095

Total Media		1,042,694

Metals & Mining - 0.0%
Haynes International, Inc.	266	8,201

See Notes to Schedule of Investments.

27	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2010

Investments	Shares	Value
Multiline Retail - 0.2%
Fred’s, Inc. Class A	13,373	$147,905

Multi-Utilities - 0.1%
CH Energy Group, Inc.(a)	3,253	127,648

Oil, Gas & Consumable Fuels - 1.2%
Alon USA Energy, Inc.(a)	8,938	56,846
China North East Petroleum Holdings Ltd.* † (a)	13,653	—
Contango Oil & Gas Co.*	4,231	189,337
CVR Energy, Inc.* (a)	55,280	415,706
Georesources, Inc.*	1,262	17,580
James River Coal Co.*	5,364	85,395
Northern Oil and Gas, Inc.*	1,505	19,324
Panhandle Oil and Gas, Inc. Class A*	1,301	34,385
Rentech, Inc.* (a)	29,643	29,346
Syntroleum Corp.* (a)	14,030	23,009
Western Refining, Inc.* (a)	38,629	194,304

Total Oil, Gas & Consumable Fuels		1,065,232

Paper & Forest Products - 2.4%
Buckeye Technologies, Inc.*	51,286	510,296
Clearwater Paper Corp.*	11,872	650,111
KapStone Paper and Packaging Corp.*	32,087	357,449
PH Glatfelter Co.	30,742	333,550
Verso Paper Corp.* (a)	107,670	248,718

Total Paper & Forest Products		2,100,124

Personal Products - 1.0%
American Oriental Bioengineering, Inc.* (a)	45,681	115,116
China Sky One Medical, Inc.* (a)	9,475	106,499
China-Biotics, Inc.* (a)	5,237	68,133
Elizabeth Arden, Inc.*	2,140	31,073
Female Health Co. (The)	6,627	34,394
Inter Parfums, Inc.	10,505	149,486
Medifast, Inc.* (a)	1,537	39,824
Nutraceutical International Corp.*	5,568	84,968
USANA Health Sciences, Inc.* (a)	5,111	186,705

Total Personal Products		816,198

Pharmaceuticals - 0.8%
Cornerstone Therapeutics, Inc.*	10,103	59,507
Hi-Tech Pharmacal Co., Inc.*	3,394	77,756
Impax Laboratories, Inc.*	2,725	51,938
Obagi Medical Products, Inc.*	4,230	49,999
Questcor Pharmaceuticals, Inc.*	41,685	425,604

Total Pharmaceuticals		664,804

Professional Services - 1.6%
Administaff, Inc.	6,129	148,077
Advisory Board Co. (The)*	2,295	98,593
CBIZ, Inc.*	23,635	150,319
Corporate Executive Board Co. (The)	9,358	245,835
CRA International, Inc.*	1,306	24,592
Dolan Co. (The)*	8,052	89,538
Exponent, Inc.*	4,110	134,479
Hill International, Inc.*	13,041	52,946
ICF International, Inc.*	4,222	101,032
Navigant Consulting, Inc.*	9,542	99,046
On Assignment, Inc.* (a)	5,657	28,455
School Specialty, Inc.*	5,368	97,000
VSE Corp.	2,808	89,350

Total Professional Services		1,359,262

Real Estate Investment Trusts (REITs) - 1.6%
Acadia Realty Trust	6,047	101,711
Agree Realty Corp.	3,340	77,889
Cedar Shopping Centers, Inc.	6,830	41,117
Cogdell Spencer, Inc.	26,514	179,235
Cousins Properties, Inc.	10,027	67,582
DuPont Fabros Technology, Inc.	3,524	86,549
First Potomac Realty Trust	3,774	54,232
Getty Realty Corp.	8,647	193,779
Inland Real Estate Corp.(a)	1,986	15,729
Investors Real Estate Trust	3,128	27,620
LTC Properties, Inc.	5,122	124,311
Mission West Properties, Inc.	7,997	54,540
Monmouth Real Estate Investment Corp. Class A	1,641	12,127
Ramco-Gershenson Properties Trust	3,942	39,814
Saul Centers, Inc.	3,685	149,722
Universal Health Realty Income Trust	2,165	69,561
Urstadt Biddle Properties, Inc. Class A(a)	4,986	80,424

Total Real Estate Investment Trusts (REITs)		1,375,942

Real Estate Management & Development - 0.4%
China Housing & Land Development, Inc.*(a)	13,156	30,522
Consolidated-Tomoka Land Co.(a)	471	13,423
Forestar Group, Inc.*	15,849	284,648

Total Real Estate Management & Development		328,593

Road & Rail - 0.2%
Celadon Group, Inc.*	706	9,983
Marten Transport Ltd.*	4,989	103,671
Patriot Transportation Holding, Inc.* (a)	475	38,432
Universal Truckload Services, Inc.*	1,791	24,949

Total Road & Rail		177,035

Semiconductors & Semiconductor Equipment - 1.2%
Cabot Microelectronics Corp.*	2,061	71,290
Ceva, Inc.*	1,471	18,535
Cirrus Logic, Inc.*	1,486	23,494
Diodes, Inc.*	1,869	29,661
GT Solar International, Inc.* (a)	64,658	362,085
Kopin Corp.*	14,965	50,731
Micrel, Inc.(a)	11,160	113,609
MIPS Technologies, Inc.*	10,227	52,260
Monolithic Power Systems, Inc.*	4,057	72,458
NVE Corp.*	1,421	61,856
Pericom Semiconductor Corp.*	1,539	14,774
Sigma Designs, Inc.* (a)	8,995	90,040
Supertex, Inc.*	1,138	28,063
Ultratech, Inc.*	1,684	27,399
Volterra Semiconductor Corp.*	1,726	39,801

Total Semiconductors & Semiconductor Equipment		1,056,056

Software - 2.1%
ACI Worldwide, Inc.* (a)	3,522	68,573
Actuate Corp.*	16,306	72,562
American Software, Inc. Class A	2,434	11,245
ArcSight, Inc.*	2,499	55,953
China TransInfo Technology Corp.* (a)	7,298	39,628
Deltek, Inc.*	12,200	101,748
Double-Take Software, Inc.* (a)	6,663	69,895
Ebix, Inc.* (a)	11,526	180,728
EPIQ Systems, Inc.	5,779	74,722

Interactive Intelligence, Inc.*	2,437	40,040
Kenexa Corp.*	1,855	22,260
Manhattan Associates, Inc.*	2,944	81,107
Monotype Imaging Holdings, Inc.*	7,758	69,899
Netscout Systems, Inc.*	9,821	139,655
Opnet Technologies, Inc.	1,302	19,126
PROS Holdings, Inc.*	4,247	27,605

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	28

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2010

Investments	Shares	Value
Radiant Systems, Inc.*	5,108	$73,862
Rosetta Stone, Inc.* (a)	1,801	41,351
S1 Corp.*	20,670	124,227
Smith Micro Software, Inc.*	3,222	30,641
SonicWALL, Inc.*	11,552	135,736
Sourcefire, Inc.*	930	17,670
Synchronoss Technologies, Inc.*	3,273	62,089
TeleCommunication Systems, Inc. Class A* (a)	31,341	129,752
Tyler Technologies, Inc.* (a)	6,656	103,301
VASCO Data Security International, Inc.*	7,864	48,521

Total Software		1,841,896

Specialty Retail - 3.6%
America’s Car-Mart, Inc.*	4,606	104,234
Asbury Automotive Group, Inc.*	4,091	43,119
Big 5 Sporting Goods Corp.	5,417	71,179
Books-A-Million, Inc.	10,642	64,065
Cato Corp. (The) Class A	10,822	238,300
Citi Trends, Inc.*	3,391	111,699
Conn’s, Inc.* (a)	12,917	75,952
Destination Maternity Corp.*	2,720	68,816
Finish Line, Inc. (The) Class A	5,560	77,451
Genesco, Inc.*	4,677	123,052
Group 1 Automotive, Inc.*	11,719	275,748
hhgregg, Inc.*	8,881	207,105
Hibbett Sports, Inc.*	7,007	167,888
HOT Topic, Inc.*	15,514	78,811
JOS A Bank Clothiers, Inc.* (a)	7,996	431,704
Kirkland’s, Inc.*	8,041	135,692
Lithia Motors, Inc. Class A(a)	6,816	42,123
Lumber Liquidators Holdings, Inc.*	4,821	112,474
Midas, Inc.*	2,769	21,238
Monro Muffler, Inc.	4,286	169,426
Shoe Carnival, Inc.*	2,415	49,532
Stage Stores, Inc.	11,097	118,516
Systemax, Inc.	12,454	187,682
Wet Seal, Inc. (The) Class A*	25,011	91,290
Zumiez, Inc.*	3,409	54,919

Total Specialty Retail		3,122,015

Textiles, Apparel & Luxury Goods - 1.5%
American Apparel, Inc.* (a)	4,886	8,941
Cherokee, Inc.(a)	3,692	63,133
Fuqi International, Inc.*	12,941	87,999
G-III Apparel Group Ltd.*	3,680	84,235
Maidenform Brands, Inc.*	9,735	198,205
Oxford Industries, Inc.	4,960	103,813
Steven Madden Ltd.*	8,540	269,181
True Religion Apparel, Inc.*	12,321	271,924
Volcom, Inc.*	6,670	123,862
Weyco Group, Inc.(a)	2,279	51,916

Total Textiles, Apparel & Luxury Goods		1,263,209

Thrifts & Mortgage Finance - 1.4%
Bank Mutual Corp.	12,374	70,284
BankFinancial Corp.	4,273	35,509
Beneficial Mutual Bancorp, Inc.*	4,734	46,772
Berkshire Hills Bancorp, Inc.*	2,423	47,200
Brookline Bancorp, Inc.	9,389	83,374
Dime Community Bancshares	10,112	124,681
ESSA Bancorp, Inc.(a)	2,798	34,443
Flushing Financial Corp.	10,466	127,999
Kearny Financial Corp.	2,889	26,463
NASB Financial, Inc.(a)	2,934	44,450
OceanFirst Financial Corp.	6,774	81,762
Provident Financial Services, Inc.	14,164	165,577
Provident New York Bancorp(a)	14,883	131,715
Roma Financial Corp.	1,547	16,801
TrustCo Bank Corp.(a)	19,484	109,111
United Financial Bancorp, Inc.	2,102	28,692
Westfield Financial, Inc.	2,267	18,884

Total Thrifts & Mortgage Finance		1,193,717

Tobacco - 0.5%
Alliance One International, Inc.* (a)	112,052	398,905

Trading Companies & Distributors - 1.7%
Aceto Corp.	4,811	27,567
Beacon Roofing Supply, Inc.*	18,270	329,225
DXP Enterprises, Inc.*	6,382	99,878
H&E Equipment Services, Inc.*	5,189	38,866
Houston Wire & Cable Co.(a)	4,144	44,962
Interline Brands, Inc.*	8,335	144,112
Kaman Corp.	3,607	79,787
Rush Enterprises, Inc. Class A*	5,127	68,497
TAL International Group, Inc.	15,260	342,892
Titan Machinery, Inc.* (a)	8,093	106,261
United Rentals, Inc.*	9,985	93,060
Willis Lease Finance Corp.*	7,793	71,852

Total Trading Companies & Distributors		1,446,959

Water Utilities - 0.7%
American States Water Co.	4,516	149,660
Artesian Resources Corp. Class A	2,057	37,972
California Water Service Group	5,558	198,420
Connecticut Water Service, Inc.	2,089	43,911
Middlesex Water Co.(a)	2,629	41,670
SJW Corp.(a)	3,229	75,688
York Water Co.(a)	2,391	33,952

Total Water Utilities		581,273

Wireless Telecommunication Services - 1.0%
NTELOS Holdings Corp.	15,925	273,910
Shenandoah Telecommunications Co.* (a)	6,635	117,705
USA Mobility, Inc.(a)	37,525	484,823

Total Wireless Telecommunication Services		876,438

TOTAL COMMON STOCKS (Cost: $88,557,146)		85,236,049

EXCHANGE-TRADED FUND - 0.4%
WisdomTree SmallCap Dividend Fund(b) (Cost: $415,264)	9,724	380,695

SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $253,129)	253,129	253,129

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 14.2%
MONEY MARKET FUND - 14.2%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d) (Cost: $12,129,000)(e)	12,129,000	12,129,000

TOTAL INVESTMENTS IN SECURITIES - 114.4% (Cost: $101,354,539)(f)		97,998,873
Liabilities in Excess of Cash and Other Assets - (14.4)%		(12,299,252)

NET ASSETS - 100.0%		$85,699,621

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

See Notes to Schedule of Investments.

29	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2010

(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(d)	Interest rate shown reflects yield as of June 30, 2010.
(e)	At June 30, 2010, the total market value of the Fund’s securities on loan was $11,610,250 and the total market value of the collateral held by the Fund was $12,129,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	30

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 4.3%
BE Aerospace, Inc.*	1,189	$30,236
Esterline Technologies Corp.*	433	20,546
General Dynamics Corp.	6,724	393,757
Goodrich Corp.	1,727	114,414
Hexcel Corp.*	927	14,378
L-3 Communications Holdings, Inc.	2,036	144,230
Moog, Inc. Class A*	537	17,308
Raytheon Co.	7,206	348,698
Spirit Aerosystems Holdings, Inc. Class A*	2,762	52,644
Teledyne Technologies, Inc.*	552	21,296
Triumph Group, Inc.	263	17,524

Total Aerospace & Defense		1,175,031

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc.*	257	12,207
FedEx Corp.	2,372	166,301

Total Air Freight & Logistics		178,508

Auto Components - 0.8%
Autoliv, Inc.*	541	25,887
Johnson Controls, Inc.	6,355	170,759
TRW Automotive Holdings Corp.*	832	22,938

Total Auto Components		219,584

Automobiles - 0.2%
Harley-Davidson, Inc.	2,566	57,042
Thor Industries, Inc.	432	10,260

Total Automobiles		67,302

Beverages - 0.4%
Dr. Pepper Snapple Group, Inc.	2,923	109,291

Building Products - 0.3%
A.O. Smith Corp.	317	15,276
Armstrong World Industries, Inc.*	706	21,307
Masco Corp.	2,889	31,086

Total Building Products		67,669

Capital Markets - 7.3%
Ameriprise Financial, Inc.	3,701	133,717
Goldman Sachs Group, Inc. (The)	14,088	1,849,332

Total Capital Markets		1,983,049

Chemicals - 1.9%
Ashland, Inc.	1,184	54,961
Cabot Corp.	425	10,247
Cytec Industries, Inc.	387	15,476
Dow Chemical Co. (The)	4,316	102,376
Eastman Chemical Co.	1,042	55,601
H.B. Fuller Co.	687	13,046
Lubrizol Corp.	1,183	95,007
NewMarket Corp.	298	26,021
PPG Industries, Inc.	1,652	99,797
Rockwood Holdings, Inc.*	483	10,959
RPM International, Inc.	1,752	31,256

Total Chemicals		514,747

Commercial Banks - 6.4%
International Bancshares Corp.	1,097	18,309
PNC Financial Services Group, Inc.	4,281	241,877
Wells Fargo & Co.	57,124	1,462,374

Total Commercial Banks		1,722,560

Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	765	16,027
Avery Dennison Corp.	1,503	48,291
Geo Group, Inc. (The)*	792	16,434
HNI Corp.	292	8,056
R.R. Donnelley & Sons Co.	3,570	58,441
Republic Services, Inc.	4,256	126,531
United Stationers, Inc.*	330	17,975

Total Commercial Services & Supplies		291,755

Communications Equipment - 0.2%
Arris Group, Inc.*	1,433	14,602
CommScope, Inc.*	944	22,439
Plantronics, Inc.	433	12,384

Total Communications Equipment		49,425

Computers & Peripherals - 0.9%
Diebold, Inc.	707	19,266
Lexmark International, Inc. Class A*	1,685	55,655
NCR Corp.*	2,132	25,840
Western Digital Corp.*	4,925	148,538

Total Computers & Peripherals		249,299

Construction & Engineering - 1.0%
EMCOR Group, Inc.*	1,444	33,457
Fluor Corp.	3,023	128,478
KBR, Inc.	2,612	53,128
Tutor Perini Corp.*	1,212	19,974
URS Corp.*	926	36,438

Total Construction & Engineering		271,475

Consumer Finance - 1.1%
American Express Co.	3,886	154,274
AmeriCredit Corp.*	797	14,521
Capital One Financial Corp.	2,507	101,032
Cash America International, Inc.	483	16,553

Total Consumer Finance		286,380

Containers & Packaging - 1.1%
Greif, Inc. Class A	785	43,599
Owens-Illinois, Inc.*	3,320	87,814
Pactiv Corp.*	2,457	68,427
Rock-Tenn Co. Class A	1,112	55,233
Sealed Air Corp.	2,501	49,320

Total Containers & Packaging		304,393

Diversified Consumer Services - 0.1%
Regis Corp.	739	11,506
Service Corp. International	2,569	19,011

Total Diversified Consumer Services		30,517

Diversified Financial Services - 6.4%
JPMorgan Chase & Co.	43,439	1,590,302
NYSE Euronext	4,798	132,569

Total Diversified Financial Services		1,722,871

Electric Utilities - 1.9%
Edison International	11,123	352,822
Hawaiian Electric Industries, Inc.	802	18,269
NV Energy, Inc.	3,036	35,855
Pepco Holdings, Inc.	2,645	41,474
Pinnacle West Capital Corp.	1,852	67,339

Total Electric Utilities		515,759

Electrical Equipment - 0.6%
Acuity Brands, Inc.	424	15,425
Belden, Inc.	513	11,286
Brady Corp. Class A	539	13,432
EnerSys*	569	12,160
General Cable Corp.*(a)	778	20,734
Hubbell, Inc. Class B	775	30,760
Regal-Beloit Corp.	348	19,411

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	31

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2010

Investments	Shares	Value
Thomas & Betts Corp.*	617	$21,410
Woodward Governor Co.	731	18,662

Total Electrical Equipment		163,280

Electronic Equipment, Instruments & Components - 0.9%
Anixter International, Inc.*	483	20,576
Arrow Electronics, Inc.*	1,676	37,458
Avnet, Inc.*	2,051	49,450
Benchmark Electronics, Inc.*	1,044	16,547
Ingram Micro, Inc. Class A*	2,732	41,499
Jabil Circuit, Inc.	1,407	18,713
Plexus Corp.*	281	7,514
SYNNEX Corp.*	648	16,602
Tech Data Corp.*	826	29,422

Total Electronic Equipment, Instruments & Components		237,781

Energy Equipment & Services - 1.7%
Bristow Group, Inc.*	563	16,552
Exterran Holdings, Inc.*	771	19,900
National Oilwell Varco, Inc.	8,640	285,725
Oil States International, Inc.*	676	26,756
Rowan Cos., Inc.*	2,533	55,574
SEACOR Holdings, Inc.*	390	27,557
Superior Energy Services, Inc.*	1,360	25,391

Total Energy Equipment & Services		457,455

Food & Staples Retailing - 3.4%
CVS Caremark Corp.	21,209	621,848
Ruddick Corp.	603	18,687
Safeway, Inc.	7,087	139,330
SUPERVALU, Inc.	7,747	83,977
United Natural Foods, Inc.*	451	13,476
Whole Foods Market, Inc.*	786	28,312

Total Food & Staples Retailing		905,630

Food Products - 2.3%
ConAgra Foods, Inc.	7,019	163,683
Corn Products International, Inc.	1,051	31,845
Del Monte Foods Co.	3,819	54,956
J.M. Smucker Co. (The)	1,880	113,214
Sara Lee Corp.	15,034	211,979
Tyson Foods, Inc. Class A	3,138	51,432

Total Food Products		627,109

Gas Utilities - 0.4%
Atmos Energy Corp.	1,488	40,236
Oneok, Inc.	1,369	59,209
Southwest Gas Corp.	576	16,992

Total Gas Utilities		116,437

Health Care Equipment & Supplies - 0.4%
Hill-Rom Holdings, Inc.	587	17,862
Kinetic Concepts, Inc.*	1,013	36,985
Sirona Dental Systems, Inc.*	444	15,469
Teleflex, Inc.	518	28,117

Total Health Care Equipment & Supplies		98,433

Health Care Providers & Services - 9.8%
Aetna, Inc.	8,691	229,269
Amedisys, Inc.*	449	19,743
AMERIGROUP Corp.*	831	26,991
AmerisourceBergen Corp.	4,132	131,191
Catalyst Health Solutions, Inc.*	294	10,143
Centene Corp.*	735	15,802
CIGNA Corp.	8,090	251,275
Community Health Systems, Inc.*	1,292	43,682
Coventry Health Care, Inc.*	2,522	44,589
Emergency Medical Services Corp. Class A*	426	20,887
Health Net, Inc.*	3,258	79,397
Healthspring, Inc.*	1,590	24,661
Humana, Inc.*	5,041	230,222
LifePoint Hospitals, Inc.*	774	24,304
McKesson Corp.	3,990	267,968
Omnicare, Inc.	2,358	55,885
Owens & Minor, Inc.	774	21,966
Psychiatric Solutions, Inc.*	813	26,601
Tenet Healthcare Corp.*	5,974	25,927
UnitedHealth Group, Inc.	26,919	764,500
Universal American Corp.*	1,919	27,634
Universal Health Services, Inc. Class B	1,524	58,141
Wellcare Health Plans, Inc.*	290	6,885
WellPoint, Inc.*	5,014	245,335

Total Health Care Providers & Services		2,652,998

Hotels, Restaurants & Leisure - 0.7%
Cheesecake Factory (The)*	560	12,466
Life Time Fitness, Inc.*(a)	438	13,924
MGM Resorts International*(a)	3,724	35,899
PF Chang’s China Bistro, Inc.	192	7,613
Starwood Hotels & Resorts Worldwide, Inc.	1,693	70,141
Wyndham Worldwide Corp.	2,782	56,029

Total Hotels, Restaurants & Leisure		196,072

Household Durables - 1.2%
Fortune Brands, Inc.	1,854	72,640
Jarden Corp.	1,481	39,794
Newell Rubbermaid, Inc.	4,976	72,849
Tupperware Brands Corp.	805	32,079
Whirlpool Corp.	1,165	102,310

Total Household Durables		319,672

Independent Power Producers & Energy Traders - 1.8%
AES Corp. (The)*	11,779	108,838
Calpine Corp.*	3,782	48,107
Mirant Corp.*	13,853	146,288
NRG Energy, Inc.*	8,443	179,076

Total Independent Power Producers & Energy Traders		482,309

Industrial Conglomerates - 6.7%
Carlisle Cos., Inc.	867	31,325
General Electric Co.	120,591	1,738,922
Seaboard Corp.	11	16,610
Textron, Inc.(a)	1,266	21,484

Total Industrial Conglomerates		1,808,341

Insurance - 7.0%
American Family Life Assurance Co., Inc.	5,609	239,336
American Financial Group, Inc.	3,247	88,708
Assurant, Inc.	2,764	95,911
Delphi Financial Group, Inc. Class A	741	18,088
First American Financial Corp.	1,364	17,296
Hanover Insurance Group, Inc. (The)	729	31,711
Lincoln National Corp.	2,714	65,923
Loews Corp.	2,732	91,003
Principal Financial Group, Inc.	4,229	99,128
Reinsurance Group of America, Inc.	1,386	63,354
StanCorp Financial Group, Inc.	942	38,189
Torchmark Corp.	1,540	76,245
Transatlantic Holdings, Inc.	1,876	89,973
Travelers Cos., Inc. (The)	14,594	718,754
Unum Group	6,882	149,339

Total Insurance		1,882,958

See Notes to Schedule of Investments.

32	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2010

Investments	Shares	Value
Internet & Catalog Retail - 0.3%
Expedia, Inc.	3,394	$63,739
HSN, Inc.*	452	10,848

Total Internet & Catalog Retail		74,587

IT Services - 1.1%
Acxiom Corp.*	536	7,874
CACI International, Inc. Class A*	424	18,012
Computer Sciences Corp.	3,434	155,388
Convergys Corp.*	3,543	34,757
CoreLogic, Inc.	1,364	24,088
Sapient Corp.	1,985	20,128
SRA International, Inc. Class A*	688	13,533
TeleTech Holdings, Inc.*	942	12,142

Total IT Services		285,922

Leisure Equipment & Products - 0.4%
Mattel, Inc.	5,441	115,132

Life Sciences Tools & Services - 0.0%
Parexel International Corp.*	451	9,778

Machinery - 2.4%
Actuant Corp. Class A	649	12,221
AGCO Corp.*	781	21,064
Barnes Group, Inc.	462	7,572
Bucyrus International, Inc.	909	43,132
Crane Co.	631	19,063
Cummins, Inc.	1,685	109,744
Eaton Corp.	1,060	69,366
Flowserve Corp.	907	76,914
Gardner Denver, Inc.	707	31,525
Manitowoc Co., Inc. (The)	1,520	13,893
Oshkosh Corp.*	1,109	34,556
Parker Hannifin Corp.	1,179	65,387
Snap-On, Inc.	706	28,882
SPX Corp.	941	49,694
Timken Co.	831	21,598
Trinity Industries, Inc.	1,776	31,471
WABCO Holdings, Inc.*	294	9,255
Watts Water Technologies, Inc. Class A	399	11,435

Total Machinery		656,772

Media - 7.8%
CBS Corp. Class B	6,683	86,411
Cinemark Holdings, Inc.	1,369	18,002
Clear Channel Outdoor Holdings, Inc. Class A*	774	6,718
Gannett Co., Inc.	5,574	75,026
Interpublic Group of Cos., Inc. (The)*	2,806	20,007
Meredith Corp.	1,166	36,298
New York Times Co. (The) Class A*	1,234	10,674
News Corp. Class A	45,952	549,586
Scholastic Corp.	869	20,960
Time Warner Cable, Inc. Class A	4,868	253,526
Valassis Communications, Inc.*	444	14,084
Viacom, Inc. Class B	10,476	328,632
Walt Disney Co. (The)	21,758	685,377

Total Media		2,105,301

Metals & Mining - 0.2%
Cliffs Natural Resources, Inc.	559	26,362
Reliance Steel & Aluminum Co.	713	25,775
Worthington Industries, Inc.	517	6,649

Total Metals & Mining		58,786

Multiline Retail - 2.6%
99 Cents Only Stores*	645	9,546
Big Lots, Inc.*	1,278	41,011
J.C. Penney Co., Inc.	1,757	37,741
Macy’s, Inc.	6,488	116,135
Sears Holdings Corp.*(a)	422	27,282
Target Corp.	9,395	461,952

Total Multiline Retail		693,667

Multi-Utilities - 2.2%
Alliant Energy Corp.	1,986	63,036
Ameren Corp.	5,057	120,205
Avista Corp.	850	16,600
Black Hills Corp.	343	9,765
CMS Energy Corp.	2,430	35,600
DTE Energy Co.	2,486	113,386
Integrys Energy Group, Inc.	1,110	48,551
MDU Resources Group, Inc.	4,789	86,346
NiSource, Inc.	3,644	52,838
OGE Energy Corp.	1,353	49,466

Total Multi-Utilities		595,793

Office Electronics - 0.3%
Xerox Corp.	11,149	89,638

Oil, Gas & Consumable Fuels - 5.8%
Alpha Natural Resources, Inc.*	508	17,206
Atlas Energy, Inc.*	536	14,510
Berry Petroleum Co. Class A	487	12,526
ConocoPhillips	18,441	905,269
Marathon Oil Corp.	8,147	253,290
Massey Energy Co.	475	12,991
Murphy Oil Corp.	2,773	137,402
Overseas Shipholding Group, Inc.	475	17,594
Patriot Coal Corp.*	1,327	15,592
Sunoco, Inc.	2,283	79,380
Williams Cos., Inc. (The)	4,762	87,049
World Fuel Services Corp.	814	21,115

Total Oil, Gas & Consumable Fuels		1,573,924

Paper & Forest Products - 0.1%
International Paper Co.	724	16,384

Personal Products - 0.2%
NBTY, Inc.*	921	31,323
Nu Skin Enterprises, Inc. Class A	655	16,329

Total Personal Products		47,652

Pharmaceuticals - 0.1%
King Pharmaceuticals, Inc.*	3,700	28,083
Viropharma, Inc.*	805	9,024

Total Pharmaceuticals		37,107

Professional Services - 0.1%
Manpower, Inc.	386	16,668

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A*	1,396	18,999
Jones Lang LaSalle, Inc.	115	7,549

Total Real Estate Management & Development		26,548

Road & Rail - 0.1%
Avis Budget Group, Inc.*	323	3,172
Ryder System, Inc.	607	24,419

Total Road & Rail		27,591

Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.*	4,009	22,090

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	33

Schedule of Investments (unaudited)(concluded)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2010

Investments	Shares	Value
TriQuint Semiconductor, Inc.*	500	$3,055

Total Semiconductors & Semiconductor Equipment		25,145

Specialty Retail - 1.8%
AnnTaylor Stores Corp.*	299	4,865
AutoNation, Inc.*(a)	2,585	50,407
Barnes & Noble, Inc.(a)	1,396	18,008
Cabela’s, Inc.*	1,346	19,032
CarMax, Inc.*	1,947	38,745
Chico’s FAS, Inc.	1,124	11,105
Childrens Place Retail Stores, Inc. (The)*	384	16,904
Collective Brands, Inc.*	810	12,798
Dick’s Sporting Goods, Inc.*	1,046	26,035
Dress Barn, Inc. (The)*	793	18,881
DSW, Inc. Class A*	407	9,141
Gymboree Corp.*	394	16,828
J Crew Group, Inc.*	517	19,031
Jo-Ann Stores, Inc.*	305	11,441
Ltd. Brands, Inc.	3,465	76,473
Men’s Wearhouse, Inc. (The)	355	6,518
OfficeMax, Inc.*	374	4,884
Penske Automotive Group, Inc.*	944	10,724
RadioShack Corp.	1,929	37,635
Rent-A-Center, Inc.*	1,412	28,607
Tractor Supply Co.	361	22,010
Ulta Salon Cosmetics & Fragrance, Inc.*	348	8,234
Williams-Sonoma, Inc.	618	15,339

Total Specialty Retail		483,645

Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp.*	176	25,145
Fossil, Inc.*	769	26,684
Hanesbrands, Inc.*	795	19,128
Jones Apparel Group, Inc.	1,024	16,230
Phillips-Van Heusen Corp.	607	28,086
Skechers U.S.A., Inc. Class A*	298	10,883
Timberland Co. (The) Class A*	553	8,931
Warnaco Group, Inc. (The)*	470	16,986
Wolverine World Wide, Inc.	641	16,166

Total Textiles, Apparel & Luxury Goods		168,239

Tobacco - 0.1%
Universal Corp.(a)	536	21,268

Trading Companies & Distributors - 0.1%
Applied Industrial Technologies, Inc.	507	12,837
WESCO International, Inc.*	685	23,064

Total Trading Companies & Distributors		35,901

Wireless Telecommunication Services - 0.4%
NII Holdings, Inc.*	1,846	60,032
Telephone & Data Systems, Inc.	1,348	40,966

Total Wireless Telecommunication Services		100,998

TOTAL COMMON STOCKS (Cost: $30,874,755)		26,974,536

SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $119,714)	119,714	119,714

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
MONEY MARKET FUND - 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c) (Cost: $208,000)(d)	208,000	$208,000

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $31,202,469)(e)		27,302,250
Liabilities in Excess of Other Assets - (1.1)%		(286,760)

NET ASSETS - 100.0%		$27,015,490

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2010.
(c)	Interest rate shown reflects yield as of June 30, 2010.
(d)	At June 30, 2010, the total market value of the Fund’s securities on loan was $201,528 and the total market value of the collateral held by the Fund was $208,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

34	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 0.4%
Bharat Electronics Ltd.	94,618	$3,539,542

Auto Components - 0.4%
Amtek Auto Ltd.	851,414	3,272,202

Automobiles - 3.0%
Bajaj Auto Ltd.	52,987	2,837,990
Hero Honda Motors Ltd.	178,021	7,851,974
Mahindra & Mahindra Ltd.	929,962	12,561,345
Maruti Suzuki India Ltd.	96,083	2,945,380

Total Automobiles		26,196,689

Beverages - 0.4%
United Spirits Ltd.	117,740	3,321,538

Building Products - 0.5%
Sintex Industries Ltd.	611,399	4,254,584

Chemicals - 1.0%
Asian Paints Ltd.	49,549	2,455,633
Gujarat Narmada Valley Fertilizers Co., Ltd.	171,687	407,731
Tata Chemicals Ltd.	385,893	2,777,566
United Phosphorus Ltd.	820,770	3,252,508

Total Chemicals		8,893,438

Commercial Banks - 14.9%
Allahabad Bank	786,299	2,746,841
Andhra Bank	692,949	1,938,079
Axis Bank Ltd.	539,749	14,438,242
Bank of India	711,380	5,353,156
Canara Bank	712,834	6,887,378
Central Bank of India	572,382	1,738,281
Corp. Bank	236,393	2,673,386
Federal Bank Ltd.	517,273	3,533,316
HDFC Bank Ltd.	397,214	16,411,964
ICICI Bank Ltd.	1,156,087	21,449,029
IDBI Bank Ltd.	806,429	2,068,813
Indian Bank	853,869	4,153,982
Indian Overseas Bank	1,409,777	3,159,819
Karnataka Bank Ltd.	563,441	2,153,923
Oriental Bank of Commerce	439,690	3,088,575
State Bank of India	597,870	29,632,828
Syndicate Bank	1,135,180	2,243,719
Uco Bank	1,336,226	2,228,242
Yes Bank Ltd.	476,753	2,764,336

Total Commercial Banks		128,663,909

Construction & Engineering - 2.4%
IVRCL Infrastructures & Projects Ltd.	788,131	3,187,650
Larsen & Toubro Ltd.	327,650	12,761,384
Nagarjuna Construction Co.	644,451	2,614,852
Voltas Ltd.	425,687	1,819,790

Total Construction & Engineering		20,383,676

Construction Materials - 2.4%
ACC Ltd.	205,707	3,889,145
Ambuja Cements Ltd.	3,213,800	7,950,599
India Cements Ltd.	903,778	2,098,664
Madras Cements Ltd.	573,139	1,232,166
Shree Cement Ltd.	52,234	2,287,972
Ultratech Cement Ltd.	193,440	3,662,220

Total Construction Materials		21,120,766

Diversified Financial Services - 2.9%
Infrastructure Development Finance Co., Ltd.	2,211,038	8,530,908
Kotak Mahindra Bank Ltd.	171,248	2,842,580
Power Finance Corp., Ltd.	557,327	3,601,716
Reliance Capital Ltd.*	305,979	5,024,986
Rural Electrification Corp., Ltd.	706,305	4,631,396

Total Diversified Financial Services		24,631,586

Diversified Telecommunication Services - 0.1%
Tulip Telecom Ltd.	53,910	1,014,534

Electric Utilities - 2.2%
Power Grid Corp. of India Ltd.	1,418,953	3,180,386
Reliance Infrastructure Ltd.	324,328	8,386,648
Tata Power Co., Ltd.	203,145	5,722,570
Torrent Power Ltd.	267,675	1,915,999

Total Electric Utilities		19,205,603

Electrical Equipment - 1.8%
ABB Ltd.	139,080	2,583,962
Bharat Heavy Electricals Ltd.	194,192	10,284,295
Crompton Greaves Ltd.	522,931	2,902,608

Total Electrical Equipment		15,770,865

Energy Equipment & Services - 0.3%
Aban Offshore Ltd.	52,961	960,642
Great Offshore Ltd.	147,258	1,404,253

Total Energy Equipment & Services		2,364,895

Food Products - 0.8%
Nestle India Ltd.	37,393	2,318,334
Tata Tea Ltd.	1,681,910	4,401,683

Total Food Products		6,720,017

Gas Utilities - 1.3%
GAIL India Ltd.	1,096,817	11,035,474

Health Care Equipment & Supplies - 0.1%
Opto Circuits India Ltd.	243,843	1,261,347

Household Durables - 0.4%
Videocon Industries Ltd.	717,685	3,301,397

Household Products - 1.9%
Hindustan Unilever Ltd.	2,801,176	16,136,390

Independent Power Producers & Energy Traders - 1.2%
NTPC Ltd.	2,384,891	10,249,203

Industrial Conglomerates - 0.6%
Jaiprakash Associates Ltd.	769,026	2,128,502
Siemens India Ltd.	192,870	3,059,260

Total Industrial Conglomerates		5,187,762

IT Services - 13.5%
HCL Technologies Ltd.	595,553	4,669,407
Infosys Technologies Ltd.	1,200,795	72,158,873
Mphasis Ltd.	98,515	1,195,246
Patni Computer Systems Ltd.	324,890	3,624,890
Rolta India Ltd.	641,472	2,319,630
Tata Consultancy Services Ltd.	1,230,035	19,889,251
Tech Mahindra Ltd.*	120,581	1,906,138
Wipro Ltd.	1,361,333	11,269,944

Total IT Services		117,033,379

Life Sciences Tools & Services - 0.3%
Divi’s Laboratories Ltd.	173,159	2,883,622

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	35

Schedule of Investments (unaudited)(concluded)

WisdomTree India Earnings Fund (EPI)

June 30, 2010

Investments	Shares	Value
Machinery - 0.9%
Ashok Leyland Ltd.	1,844,330	$2,527,540
Cummins India Ltd.	218,997	2,816,148
Thermax Ltd.	121,619	1,977,012

Total Machinery		7,320,700

Marine - 0.6%
Mercator Lines Ltd.	2,534,585	2,545,772
Shipping Corp. of India Ltd.	831,367	2,824,625

Total Marine		5,370,397

Media - 0.8%
Sun TV Network Ltd.	185,821	1,748,386
Zee Entertainment Enterprises Ltd.	731,112	4,798,783

Total Media		6,547,169

Metals & Mining - 9.2%
Bhushan Steel Ltd.	49,642	1,512,614
Hindalco Industries Ltd.	628,397	1,955,073
Hindustan Zinc Ltd.	106,473	2,222,419
Jindal Saw Ltd.*	387,971	1,682,363
Jindal Steel & Power Ltd.	1,073,412	14,433,109
JSW Steel Ltd.	108,340	2,475,993
Maharashtra Seamless Ltd.	174,011	1,460,239
National Aluminium Co., Ltd.	268,546	2,461,407
Sesa Goa Ltd.	1,826,810	13,870,698
Steel Authority of India Ltd.	2,929,597	12,154,879
Sterlite Industries India Ltd.	2,577,626	9,429,188
Tata Steel Ltd.	1,360,104	14,221,865
Welspun Corp., Ltd.	265,473	1,331,795

Total Metals & Mining		79,211,642

Oil, Gas & Consumable Fuels - 20.6%
Bharat Petroleum Corp., Ltd.	142,745	2,036,909
Great Eastern Shipping Co., Ltd. (The)*	729,236	4,597,272
Hindustan Petroleum Corp., Ltd.	246,541	2,492,217
Indian Oil Corp., Ltd.	906,544	7,867,970
Mangalore Refinery & Petrochemicals Ltd.	917,170	1,494,881
Oil & Natural Gas Corp., Ltd.	2,263,237	64,361,793
Petronet Lng Ltd.	990,465	1,655,929
Reliance Industries Ltd.	3,976,578	93,311,951

Total Oil, Gas & Consumable Fuels		177,818,922

Personal Products - 0.4%
Dabur India Ltd.	699,041	3,169,728

Pharmaceuticals - 3.1%
Cipla Ltd.	668,489	4,872,075
GlaxoSmithKline Pharmaceuticals Ltd.	57,022	2,681,305
Glenmark Pharmaceuticals Ltd.	256,395	1,492,716
Lupin Ltd.	70,634	2,992,725
Piramal Healthcare Ltd.	286,054	2,960,931
Sun Pharmaceutical Industries Ltd.	307,435	11,816,175

Total Pharmaceuticals		26,815,927

Real Estate Management & Development - 1.0%
Anant Raj Industries Ltd.	277,752	699,687
DLF Ltd.	758,475	4,713,829
Housing Development & Infrastructure Ltd.*	599,569	3,226,016

Total Real Estate Management & Development		8,639,532

Road & Rail - 0.3%
Container Corp. of India	96,726	2,811,500

Software - 0.5%
Financial Technologies India Ltd.	56,060	1,614,388
Geodesic Ltd.	293,010	553,278
Oracle Financial Sevices Software Ltd.*	49,946	2,431,863

Total Software		4,599,529

Textiles, Apparel & Luxury Goods - 0.2%
Alok Industries Ltd.*	3,409,281	1,475,434

Thrifts & Mortgage Finance - 3.2%
Housing Development Finance Corp.	368,811	23,379,338
Lic Housing Finance Ltd.	213,919	4,595,263

Total Thrifts & Mortgage Finance		27,974,601

Tobacco - 1.5%
ITC Ltd.	2,006,231	13,194,171

Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	258,503	2,998,568

Wireless Telecommunication Services - 4.3%
Bharti Airtel Ltd.	3,463,658	19,598,436
Idea Cellular Ltd.*	1,845,431	2,358,194
Reliance Communications Ltd.	3,609,649	15,411,635

Total Wireless Telecommunication Services		37,368,265

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $714,340,643)(a)		861,758,503
Foreign Currency and Other Assets in Excess of Liabilities - 0.3%		2,253,540

NET ASSETS - 100.0%		$864,012,043

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

36	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

June 30, 2010

Investments	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 4.9%
BE Aerospace, Inc.*	600	$15,258
Esterline Technologies Corp.*	225	10,676
General Dynamics Corp.	3,516	205,897
Lockheed Martin Corp.	4,130	307,685
Raytheon Co.	3,771	182,479
Spirit Aerosystems Holdings, Inc. Class A*	1,474	28,094

Total Aerospace & Defense		750,089

Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc.*	137	6,508

Airlines - 0.0%
Allegiant Travel Co.	143	6,105

Auto Components - 0.1%
TRW Automotive Holdings Corp.*	437	12,048

Beverages - 0.1%
Hansen Natural Corp.*	519	20,298

Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc.*	598	30,612
Celgene Corp.*	1,419	72,113
Cubist Pharmaceuticals, Inc.*	445	9,167
Gilead Sciences, Inc.*	6,559	224,842
Onyx Pharmaceuticals, Inc.*	74	1,598
United Therapeutics Corp.*	76	3,710

Total Biotechnology		342,042

Building Products - 0.1%
Armstrong World Industries, Inc.*	369	11,136

Capital Markets - 7.4%
Ameriprise Financial, Inc.	1,910	69,008
BlackRock, Inc.	575	82,455
Goldman Sachs Group, Inc. (The)	7,371	967,592
Greenhill & Co., Inc.	62	3,790
Knight Capital Group, Inc. Class A*	1,205	16,617

Total Capital Markets		1,139,462

Chemicals - 1.0%
Ashland, Inc.	639	29,662
Celanese Corp. Series A	1,950	48,575
Lubrizol Corp.	625	50,193
NewMarket Corp.	172	15,019
Rockwood Holdings, Inc.*	253	5,741

Total Chemicals		149,190

Commercial Banks - 6.0%
International Bancshares Corp.	575	9,597
PNC Financial Services Group, Inc.	2,245	126,842
Prosperity Bancshares, Inc.	278	9,661
Wells Fargo & Co.	29,851	764,185
Westamerica Bancorp.(a)	131	6,880

Total Commercial Banks		917,165

Commercial Services & Supplies - 0.7%
Brink’s Co. (The)	785	14,939
Corrections Corp. of America*	834	15,913
Republic Services, Inc.	2,195	65,257
Waste Connections, Inc.*	378	13,188

Total Commercial Services & Supplies		109,297

Communications Equipment - 0.2%
Acme Packet, Inc.*	76	2,043
Blue Coat Systems, Inc.*	80	1,634
Brocade Communications Systems, Inc.*	1,273	6,569
F5 Networks, Inc.*	198	13,577
InterDigital, Inc.*	471	11,629
Riverbed Technology, Inc.*	89	2,458

Total Communications Equipment		37,910

Computers & Peripherals - 7.7%
Apple, Inc.*	4,259	1,071,266
NetApp, Inc.*	1,015	37,870
Western Digital Corp.*	2,599	78,386

Total Computers & Peripherals		1,187,522

Consumer Finance - 0.2%
AmeriCredit Corp.*	385	7,015
Cash America International, Inc.	253	8,670
Credit Acceptance Corp.*	400	19,508

Total Consumer Finance		35,193

Containers & Packaging - 0.5%
Owens-Illinois, Inc.*	1,718	45,441
Pactiv Corp.*	1,326	36,929

Total Containers & Packaging		82,370

Diversified Consumer Services - 1.0%
Apollo Group, Inc. Class A*	1,344	57,079
Capella Education Co.*	54	4,393
Career Education Corp.*	496	11,418
Corinthian Colleges, Inc.*(a)	715	7,043
DeVry, Inc.	338	17,742
Grand Canyon Education, Inc.*	136	3,186
ITT Educational Services, Inc.*	296	24,574
Service Corp. International	1,342	9,931
Strayer Education, Inc.(a)	50	10,395

Total Diversified Consumer Services		145,761

Diversified Financial Services - 5.7%
IntercontinentalExchange, Inc.*	331	37,413
JPMorgan Chase & Co.	22,708	831,340
MSCI, Inc. Class A*	236	6,466

Total Diversified Financial Services		875,219

Diversified Telecommunication Services - 0.2%
AboveNet, Inc.*	591	27,883

Electric Utilities - 0.1%
Unisource Energy Corp.	341	10,291

Electrical Equipment - 0.1%
Woodward Governor Co.	383	9,778

Electronic Equipment, Instruments & Components - 0.2%
Dolby Laboratories, Inc. Class A*	448	28,085
Jabil Circuit, Inc.	573	7,621

Total Electronic Equipment, Instruments & Components		35,706

Energy Equipment & Services - 0.3%
Atwood Oceanics, Inc.*	739	18,859
FMC Technologies, Inc.*	591	31,122

Total Energy Equipment & Services		49,981

Food & Staples Retailing - 2.2%
CVS Caremark Corp.	11,139	326,595
Whole Foods Market, Inc.*	411	14,804

Total Food & Staples Retailing		341,399

Food Products - 4.0%
ConAgra Foods, Inc.	3,702	86,331
Del Monte Foods Co.	2,102	30,248
General Mills, Inc.	5,821	206,761
Green Mountain Coffee Roasters, Inc.*	198	5,089

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	37

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Growth Fund (ROI)

June 30, 2010

Investments	Shares	Value
Hershey Co. (The)	1,345	$64,466
Kellogg Co.	2,968	149,289
Lancaster Colony Corp.	216	11,526
Ralcorp Holdings, Inc.*	456	24,989
Tyson Foods, Inc. Class A	1,692	27,732

Total Food Products		606,431

Health Care Equipment & Supplies - 1.4%
American Medical Systems Holdings, Inc.*	325	7,189
Edwards Lifesciences Corp.*	352	19,719
Hospira, Inc.*	1,087	62,448
Intuitive Surgical, Inc.*	76	23,987
Inverness Medical Innovations, Inc.*	131	3,492
Kinetic Concepts, Inc.*	531	19,387
Masimo Corp.*	231	5,500
NuVasive, Inc.*	30	1,064
ResMed, Inc.*	307	18,669
Sirona Dental Systems, Inc.*	233	8,118
Thoratec Corp.*	126	5,384
Varian Medical Systems, Inc.*	685	35,812

Total Health Care Equipment & Supplies		210,769

Health Care Providers & Services - 10.4%
Aetna, Inc.	4,583	120,900
Amedisys, Inc.*	233	10,245
AMERIGROUP Corp.*	447	14,519
AmerisourceBergen Corp.	2,148	68,199
Catalyst Health Solutions, Inc.*	156	5,382
Centene Corp.*	382	8,213
CIGNA Corp.	4,233	131,477
Community Health Systems, Inc.*	670	22,653
Coventry Health Care, Inc.*	1,403	24,805
Emergency Medical Services Corp. Class A*	223	10,934
Express Scripts, Inc.*	2,199	103,397
Healthspring, Inc.*	863	13,385
HMS Holdings Corp.*	70	3,795
Humana, Inc.*	2,653	121,163
LifePoint Hospitals, Inc.*	392	12,309
Lincare Holdings, Inc.(a)	466	15,150
McKesson Corp.	2,119	142,312
Medco Health Solutions, Inc.*	2,320	127,786
Mednax, Inc.*	317	17,628
PSS World Medical, Inc.*(a)	329	6,958
Psychiatric Solutions, Inc.*	470	15,378
Tenet Healthcare Corp.*	3,124	13,558
UnitedHealth Group, Inc.	14,101	400,468
Universal American Corp.*	1,105	15,912
Universal Health Services, Inc. Class B	837	31,932
Wellcare Health Plans, Inc.*	152	3,608
WellPoint, Inc.*	2,642	129,273

Total Health Care Providers & Services		1,591,339

Health Care Technology - 0.0%
athenahealth, Inc.*(a)	31	810
Quality Systems, Inc.	82	4,755

Total Health Care Technology		5,565

Hotels, Restaurants & Leisure - 1.4%
Cheesecake Factory (The)*	295	6,567

Chipotle Mexican Grill, Inc.*	108	14,775
Cracker Barrel Old Country Store, Inc.	161	7,496
Life Time Fitness, Inc.*(a)	229	7,280
PF Chang’s China Bistro, Inc.	100	3,965
Starbucks Corp.	3,924	95,354
Starwood Hotels & Resorts Worldwide, Inc.	884	36,624
WMS Industries, Inc.*	236	9,263
Wyndham Worldwide Corp.	1,503	30,270
Wynn Resorts Ltd.	37	2,822

Total Hotels, Restaurants & Leisure		214,416

Household Durables - 0.5%
Tempur-Pedic International, Inc.*	293	9,010
Tupperware Brands Corp.	421	16,777
Whirlpool Corp.	601	52,779

Total Household Durables		78,566

Household Products - 1.5%
Colgate-Palmolive Co.	3,014	237,383

Independent Power Producers & Energy Traders - 1.2%
AES Corp. (The)*	6,081	56,188
Calpine Corp.*	2,102	26,737
NRG Energy, Inc.*	4,430	93,961
Ormat Technologies, Inc.(a)	203	5,743

Total Independent Power Producers & Energy Traders		182,629

Insurance - 12.3%
Alleghany Corp.*	105	30,797
American Family Life Assurance Co., Inc.	2,938	125,364
American Financial Group, Inc.	1,692	46,225
Berkshire Hathaway, Inc. Class B*	11,125	886,552
Delphi Financial Group, Inc. Class A	386	9,422
Erie Indemnity Co. Class A	261	11,876
First American Financial Corp.	715	9,066
Hanover Insurance Group, Inc. (The)	379	16,487
Lincoln National Corp.	1,411	34,273
Loews Corp.	1,421	47,334
Principal Financial Group, Inc.	2,187	51,263
ProAssurance Corp.*	428	24,293
Reinsurance Group of America, Inc.	746	34,100
StanCorp Financial Group, Inc.	521	21,121
Torchmark Corp.	804	39,806
Transatlantic Holdings, Inc.	975	46,761
Travelers Cos., Inc. (The)	7,655	377,009
Unum Group	3,635	78,880

Total Insurance		1,890,629

Internet & Catalog Retail - 1.1%
Amazon.com, Inc.*	739	80,743
Expedia, Inc.	1,769	33,222
HSN, Inc.*	235	5,640
NetFlix, Inc.*	148	16,080
priceline.com, Inc.*	204	36,014

Total Internet & Catalog Retail		171,699

Internet Software & Services - 4.7%
eBay, Inc.*	5,660	110,993
Equinix, Inc.*	74	6,010
Google, Inc. Class A*	1,243	553,073
MercadoLibre, Inc.*	69	3,626
Rackspace Hosting, Inc.*	166	3,044
Sohu.com, Inc.*(a)	333	13,683
VeriSign, Inc.*	893	23,709

Total Internet Software & Services		714,138

IT Services - 3.0%
Alliance Data Systems Corp.*(a)	280	16,666
CACI International, Inc. Class A*	220	9,346
Cognizant Technology Solutions Corp. Class A*	1,120	56,067
CoreLogic, Inc.	715	12,627
DST Systems, Inc.	454	16,408
Lender Processing Services, Inc.	883	27,647
Mastercard, Inc. Class A	623	124,306

See Notes to Schedule of Investments.

38	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Growth Fund (ROI)

June 30, 2010

Investments	Shares	Value
MAXIMUS, Inc.	116	$6,713
Sapient Corp.	1,039	10,535
Syntel, Inc.(a)	309	10,491
Visa, Inc. Class A	2,458	173,903

Total IT Services		464,709

Life Sciences Tools & Services - 0.7%
Bruker Corp.*	575	6,992
Covance, Inc.*	305	15,653
Life Technologies Corp.*	589	27,830
Millipore Corp.*	199	21,223
Parexel International Corp.*	233	5,051
Waters Corp.*	530	34,292

Total Life Sciences Tools & Services		111,041

Machinery - 0.8%
Bucyrus International, Inc.	502	23,820
Flowserve Corp.	472	40,025
Joy Global, Inc.	766	38,369
Manitowoc Co., Inc. (The)	792	7,239
Oshkosh Corp.*	580	18,073

Total Machinery		127,526

Media - 1.2%
CBS Corp. Class B	3,474	44,918
Cinemark Holdings, Inc.	714	9,389
CTC Media, Inc.(a)	872	12,592
Discovery Communications, Inc. Class A*	1,150	41,066
DreamWorks Animation SKG, Inc. Class A*	401	11,449
Gannett Co., Inc.	2,898	39,007
Scholastic Corp.	472	11,385
Valassis Communications, Inc.*	233	7,391

Total Media		177,197

Metals & Mining - 1.4%
Compass Minerals International, Inc.	231	16,235
Newmont Mining Corp.	2,957	182,565
Royal Gold, Inc.(a)	54	2,592
Walter Energy, Inc.	183	11,136

Total Metals & Mining		212,528

Multiline Retail - 0.6%
99 Cents Only Stores*	337	4,988
Big Lots, Inc.*	518	16,623
Dollar Tree, Inc.*	890	37,029
Nordstrom, Inc.	1,138	36,632

Total Multiline Retail		95,272

Multi-Utilities - 0.0%
Black Hills Corp.	191	5,438

Oil, Gas & Consumable Fuels - 0.1%
Gran Tierra Energy, Inc.*	238	1,180
Massey Energy Co.	287	7,849
Patriot Coal Corp.*	696	8,179

Total Oil, Gas & Consumable Fuels		17,208

Paper & Forest Products - 0.1%
International Paper Co.	379	8,577

Personal Products - 1.0%
Avon Products, Inc.	2,661	70,517
Estee Lauder Cos., Inc. (The) Class A	1,076	59,965

NBTY, Inc.*	456	15,509
Nu Skin Enterprises, Inc. Class A	343	8,551

Total Personal Products		154,542

Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	15,353	382,904
Endo Pharmaceuticals Holdings, Inc.*	915	19,965
King Pharmaceuticals, Inc.*	1,762	13,374
Medicis Pharmaceutical Corp. Class A	327	7,155
Perrigo Co.	402	23,746
Valeant Pharmaceuticals International*(a)	701	36,655
Viropharma, Inc.*	421	4,719

Total Pharmaceuticals		488,518

Professional Services - 0.1%
IHS, Inc. Class A*	277	16,182

Real Estate Investment Trusts (REITs) - 0.5%
Alexander’s, Inc.	43	13,025
Boston Properties, Inc.	371	26,466
Corporate Office Properties Trust SBI MD	106	4,003
Digital Realty Trust, Inc.(a)	93	5,364
Equity Lifestyle Properties, Inc.	51	2,460
Healthcare Realty Trust, Inc.	134	2,944
HRPT Properties Trust	131	814
Potlatch Corp.	238	8,504
Senior Housing Properties Trust	536	10,779

Total Real Estate Investment Trusts (REITs)		74,359

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A*	730	9,935

Road & Rail - 0.0%
Avis Budget Group, Inc.*	169	1,660

Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc.*	2,332	12,850
Atheros Communications, Inc.*	151	4,159
Cree, Inc.*	97	5,823
First Solar, Inc.*	547	62,265
Power Integrations, Inc.	57	1,835
Silicon Laboratories, Inc.*	154	6,246
TriQuint Semiconductor, Inc.*	267	1,631

Total Semiconductors & Semiconductor Equipment		94,809

Software - 1.2%
Activision Blizzard, Inc.	5,291	55,502
Advent Software, Inc.*	50	2,348
ANSYS, Inc.*	309	12,536
AsiaInfo Holdings, Inc.*	149	3,257
Blackbaud, Inc.	132	2,874
Citrix Systems, Inc.*	532	22,466
Concur Technologies, Inc.*	51	2,177
Informatica Corp.*	257	6,137
McAfee, Inc.*	488	14,991
MicroStrategy, Inc. Class A*	77	5,782
Pegasystems, Inc.(a)	92	2,954
Red Hat, Inc.*	336	9,724
Rovi Corp.*	124	4,701
Salesforce.com, Inc.*	106	9,097
TIBCO Software, Inc.*	697	8,406
VMware, Inc. Class A*	405	25,349

Total Software		188,301

Specialty Retail - 3.4%
Aeropostale, Inc.*	820	23,485
Barnes & Noble, Inc.(a)	726	9,365
Bed Bath & Beyond, Inc.*	1,245	46,165
Cabela’s, Inc.*(a)	706	9,983
CarMax, Inc.*	1,057	21,034
Chico’s FAS, Inc.	587	5,800
Childrens Place Retail Stores, Inc. (The)*	202	8,892
Dress Barn, Inc. (The)*	413	9,834
DSW, Inc. Class A*	215	4,829

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds	39

Schedule of Investments (unaudited)(concluded)

WisdomTree LargeCap Growth Fund (ROI)

June 30, 2010

Investments	Shares	Value
Guess ?, Inc.	555	$17,338
Gymboree Corp.*	203	8,670
J Crew Group, Inc.*	270	9,939
Jo-Ann Stores, Inc.*	160	6,002
Ltd. Brands, Inc.	1,803	39,792
OfficeMax, Inc.*	195	2,547
O’Reilly Automotive, Inc.*	802	38,143
PetSmart, Inc.	643	19,399
RadioShack Corp.	929	18,125
Ross Stores, Inc.	870	46,362
TJX Cos., Inc.	2,949	123,710
Tractor Supply Co.	186	11,340
Ulta Salon Cosmetics & Fragrance, Inc.*	183	4,330
Urban Outfitters, Inc.*	606	20,840
Williams-Sonoma, Inc.	325	8,067

Total Specialty Retail		513,991

Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc.*	438	11,498
Coach, Inc.	1,738	63,523
Deckers Outdoor Corp.*	104	14,858
Fossil, Inc.*	365	12,666
Hanesbrands, Inc.*	415	9,985
Jones Apparel Group, Inc.	533	8,448
Lululemon Athletica, Inc.*(a)	196	7,295
Phillips-Van Heusen Corp.	313	14,483
Skechers U.S.A., Inc. Class A*	153	5,588
Under Armour, Inc. Class A*(a)	146	4,837

Total Textiles, Apparel & Luxury Goods		153,181

Thrifts & Mortgage Finance - 0.0%
Northwest Bancshares, Inc.	387	4,439

Tobacco - 0.1%
Universal Corp.(a)	276	10,952

Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A*	696	30,972
NII Holdings, Inc.*	994	32,325

Total Wireless Telecommunication Services		63,297

TOTAL COMMON STOCKS (Cost: $16,696,188)		15,199,579

EXCHANGE-TRADED FUND - 0.9%
WisdomTree Earnings 500 Fund(b) (Cost: $158,939)	3,928	141,604

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
MONEY MARKET FUND - 1.3%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $197,000)(d)	197,000	197,000

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $17,052,127)(e)		15,538,183
Liabilities in Excess of Other Assets - (1.1)%		(172,866)

NET ASSETS - 100.0%		$15,365,317

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Interest rate shown reflects yield as of June 30, 2010.
(d)	At June 30, 2010, the total market value of the Fund’s securities on loan was $190,921 and the total market value of the collateral held by the Fund was $197,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

40	WisdomTree Domestic and International Earnings Funds

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of June 30, 2010, the Trust offered 42 investment funds (each a “Fund,” collectively, the “Funds”). Each Fund is considered to be non-diversified. The Funds described herein (except as otherwise noted), commenced operations on June 16, 2006, except as follows; The WisdomTree International Basic Material Sector Fund, WisdomTree International Energy Sector Fund and WisdomTree International Utilities Sector Fund commenced operations on October 13, 2006. The WisdomTree Domestic Earnings Funds, WisdomTree International Real Estate Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree India Earnings Fund, WisdomTree Middle East Dividend Fund, WisdomTree LargeCap Growth Fund and WisdomTree International Hedged Equity Fund which commenced operations on February 23, 2007, June 5, 2007, July 13, 2007, October 30, 2007, February 22, 2008, July 16, 2008, December 4, 2008 and December 31, 2009, respectively.

These notes relate to the Schedule of Investments for WisdomTree Total Dividend Fund (“Total Dividend Fund”), WisdomTree Equity Income Fund (“Equity Income Fund”), WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”), WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”), formerly the WisdomTree Dividend Top 100 Fund, WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”), WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”), WisdomTree DEFA Fund (“DEFA Fund”), WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”), WisdomTree Global Equity Income Fund (“Global Equity Income Fund”), formerly the WisdomTree Europe Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”), WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”), formerly the WisdomTree Japan Total Dividend Fund, WisdomTree World ex-U.S. Growth Fund (“World ex-U.S. Growth Fund”), formerly the WisdomTree Japan Equity Income Fund, WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”), WisdomTree Pacific ex-Japan Total Dividend Fund (“Pacific ex-Japan Total Dividend Fund”), WisdomTree Pacific ex-Japan Equity Income Fund (“Pacific ex-Japan Equity Income Fund”), WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”), WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”), formerly the WisdomTree International Dividend Top 100 Fund, WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”), WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”), WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”), WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”), WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”), WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund”), WisdomTree International Basic Materials Sector Fund (“International Basic Materials Sector Fund”), WisdomTree International Energy Sector Fund (“International Energy Sector Fund”), WisdomTree International Utilities Sector Fund (“International Utilities Sector Fund”), WisdomTree International Real Estate Fund (“International Real Estate Fund”), WisdomTree Total Earnings Fund (“Total Earnings Fund”), WisdomTree Earnings 500 Fund (“Earnings 500 Fund”), WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”), WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”), WisdomTree LargeCap Value Fund (“LargeCap Value Fund”), formerly the WisdomTree Low P/E Fund, WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”) and WisdomTree India Earnings Fund (“India Earnings Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the loss to be remote.

Investment Valuation - The (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Notes to Schedule of Investments (unaudited)(continued)

In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London Time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore Time for Asia. The value of any assets or liabilities denominated in a currency other than the U.S. dollar is converted into U.S. dollars using an exchange rate deemed appropriate by the Investment adviser. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, proceedings securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with FASB, Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before a Funds next NAV calculation time and that may materially affect the value of a Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing each Fund’s assets carried at fair value:

Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$115,020,976	$—	$—
Money Market Fund	—	3,001,059	—
Affiliated Funds	377,724	—	—

Total	$115,398,700	$3,001,059	$—

Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$100,526,796	$—	$—
Money Market Fund	—	3,817,452	—

Total	$100,526,796	$3,817,452	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$361,384,907	$—	$—
Money Market Fund	—	5,571,182	—
Affiliated Funds	275,996	—	—

Total	$361,660,903	$5,571,182	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$178,007,258	$—	$—
Money Market Fund	—	4,726,067	—

Total	$178,007,258	$4,726,067	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$152,646,010	$—	$—
Money Market Fund	—	9,663,098	—
Affiliated Funds	425,472	—	—

Total	$153,071,482	$9,663,098	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$171,890,042	$—	$—
Money Market Fund	—	21,890,390	—
Affiliated Funds	88,010	—	—

Total	$171,978,052	$21,890,390	$—

DEFA Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$360,840,873	$—	$—
Warrants	—	2,678
Money Market Fund	—	17,442,527	—

	360,840,873	17,445,205	—
Other Financial Instruments*		936	—

Total	$360,840,873	$17,446,141	$—

Notes to Schedule of Investments (unaudited)(continued)

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$103,948,330	$—	$—
Money Market Fund	—	7,698,109	—

	103,948,330	7,698,109	—
Other Financial Instruments*		318	—

Total	$103,948,330	$7,698,427	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$41,541,227	$—	$—
Warrants	—	—	—
Money Market Fund	—	1,444,871	—
Affiliated Funds	185,098	—	—

	41,726,325	1,444,871	—
Other Financial Instruments*		72	—

Total	$41,726,325	$1,444,943	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$22,096,425	$—	$—
Money Market Fund	—	689,566	—
Affiliated Funds	105,175	—	—

	22,201,600	689,566	—
Other Financial Instruments*		572	—

Total	$22,201,600	$690,138	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$84,586,345	$—	$—
Money Market Fund	—	835,458	—
Affiliated Funds	87,125	—

	84,673,470	835,458	—
Other Financial Instruments*		(2,178,910)	—

Total	$84,673,470	$(1,343,452)	$—

World ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$25,005,879	$—	$—
Warrants	—	474	—
Money Market Fund	—	809,539	—
Affiliated Funds	852,212	—	—

	25,858,091	810,013	—
Other Financial Instruments*		(25)	—

Total	$25,858,091	$809,988	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$146,234,916	$—	$—
Money Market Fund	—	3,211,435	—
Affiliated Funds	274,907	—	—

Total	$146,509,823	$3,211,435	$—

Notes to Schedule of Investments (unaudited)(continued)

Pacific ex-Japan Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$72,156,281	$—	$—
Warrants	—	2,577	—
Money Market Fund	—	1,390,454

	72,156,281	1,393,031	—
Other Financial Instruments*		26	—

Total	$72,156,281	$1,393,057	$—

Pacific ex-Japan Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$61,320,225	$—	$—
Money Market Fund	—	512,223	—
Affiliated Funds	120,388	—	—

	61,440,613	512,223	—
Other Financial Instruments*		8,700	—

Total	$61,440,613	$520,923	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$118,563,050	$—	$—
Money Market Fund	—	4,992,730	—
Affiliated Funds	120,076	—	—

	118,683,126	4,992,730	—
Other Financial Instruments*		(312)	—

Total	$118,683,126	$4,992,418	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$124,747,409	$—	$—
Money Market Fund	—	8,502,760	—
Affiliated Funds	218,179	—

	124,965,588	8,502,760	—
Other Financial Instruments*		804	—

Total	$124,965,588	$8,503,564	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$115,755,136	$265,485	$1,438
Warrants	—	5,329	—
Money Market Fund	—	7,276,233	—
Affiliated Funds	233,887	—

	115,989,023	7,547,047	1,438
Other Financial Instruments*		(418)	—

Total	$115,989,023	$7,546,629	$1,438

Notes to Schedule of Investments (unaudited)(continued)

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$378,080,103	$—	$—
Money Market Fund	—	11,573,753	—
Affiliated Funds	273,291	—

	378,353,394	11,573,753	—
Other Financial Instruments*	—	(661)	—

Total	$378,353,394	$11,573,092	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$486,052,621	$—	$—
Warrants	—	1,370	—
Money Market Fund	—	10,387,121	—

	486,052,621	10,388,491	—
Other Financial Instruments*		(3,423)	—

Total	$486,052,621	$10,385,068	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$356,377,641	$22,740	$—
Warrants	—	15,688	—
Money Market Fund	—	7,467,107	—
Affiliated Funds	3,716,259	—

	360,093,900	7,505,535	—
Other Financial Instruments*		937	—

Total	$360,093,900	$7,506,472	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$13,739,001	$—	$—

Other Financial Instruments*		47	—

Total	$13,739,001	$47	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$12,739,892	$—	$—
Warrants	—	102	—
Money Market Fund	—	340,178	—
Affiliated Funds	—	—	—

	12,739,892	340,280	—
Other Financial Instruments*	—	(190,318)	—

Total	$12,739,892	$149,962	$—

International Basic Materials Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$33,984,074	$—	$1,107
Money Market Fund	—	2,169,866	—

Total	$33,984,074	$2,169,866	$1,107

Notes to Schedule of Investments (unaudited)(continued)

International Energy Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$48,970,286	$—	$—
Warrants	—	16,580	—
Money Market Fund	—	1,527,847	—

	48,970,286	1,544,427	—
Other Financial Instruments*		(2)	—

Total	$48,970,286	$1,544,425	$—

International Utilities Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$32,985,058	$279,547	$—
Rights	—	—	—
Money Market Fund	—	5,129,885	—

	32,985,058	5,409,432	—
Other Financial Instruments*		35	—

Total	$32,985,058	$5,409,467	$—

International Real Estate Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$72,813,117	$—	$—
Warrants	—	6,622	—
Money Market Fund	—	3,134,277	—

	72,813,117	3,140,899	—
Other Financial Instruments*		148	—

Total	$72,813,117	$3,141,047	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$42,150,467	$—	$—
Money Market Fund	—	981,860	—
Affiliated Funds	193,750	—	—

Total	$42,344,217	$981,860	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$69,939,364	$—	$—
Money Market Fund	—	866,036	—
Affiliated Funds	156,705	—	—

Total	$70,096,069	$866,036	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$80,972,157	$—	$—
Money Market Fund	—	3,982,057	—
Affiliated Funds	558,324	—	$—

Total	$81,530,481	$3,982,057	$—

Notes to Schedule of Investments (unaudited)(continued)

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$85,236,049	$—	$—
Money Market Fund	—	12,382,129	—
Affiliated Funds	380,695	—	—

Total	$85,616,744	$12,382,129	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$26,974,536	$—	$—
Money Market Fund	—	327,714	—

Total	$26,974,536	$327,714	$—

India Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$861,758,503	$—	$—

Other Financial Instruments*	—	(5,123)	—

Total	$861,758,503	$(5,123)	$—

LargeCap Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$15,199,579	$—	$—
Affiliated Funds	141,604	—	—
Money Market Fund	—	197,000	—

Total	$15,341,183	$197,000	$—

*	Other financial instruments include foreign forward currency contracts. The fair value of these contracts is represented by the unrealized appreciation or depreciation in this table.

Notes to Schedule of Investments (unaudited)(continued)

The following is reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

Europe SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2010	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2010	$—

International MidCap Dividend Fund	Common Stocks
Balance as of April 1, 2010	$1,562
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(124)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2010	$1,438

International SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2010	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2010	$—

Middle East Dividend Fund	Common Stocks
Balance as of April 1, 2010	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2010	$—

International Basic Material Fund	Common Stocks
Balance as of April 1, 2010	$1,203
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(96)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2010	$1,107

International Real Estate Fund	Common Stocks
Balance as of April 1, 2010	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2010	$—

SmallCap Earnings Fund	Common Stocks
Balance as of April 1, 2010	$115,318
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(120,885)
Net purchases (sales)	5,567
Transfers in and/or out of Level 3	—

Balance as of June 30, 2010	$—

Notes to Schedule of Investments (unaudited)(continued)

In January-2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements that fall in either Level 2 or Level 3, and information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuance and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Derivative and Hedging Disclosure - In accordance with FASB, Accounting Standards Codification (“ASC”) Topic 815, Derivates and Hedging, which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds that have invested in derivatives, specifically forward currency contracts during the period ended June 30, 2010 are detailed in the forward currency contract table herein. The volume of the derivatives that is presented in the forward currency contracts table is consistent with the derivatives activity during the quarter ended June 30, 2010. The Funds’ management is not aware of any credit-risk contingent feature on the forward foreign currency contracts held by the Funds.

Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Forward Foreign Currency Transactions - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar or each other.

Notes to Schedule of Investments (unaudited)(continued)

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following forward currency exchange contracts were open at June 30, 2010.

Fund Name	Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
DEFA Fund	7/01/10	AUD	18,909	USD	16,513	$542
	7/01/10	EUR	29,520	USD	36,407	248
	7/01/10	EUR	169,065	USD	206,428	(659)
	7/01/10	JPY	138,646	SEK	12,209	2
	7/01/10	JPY	8,100,000	USD	91,525	(10)
	7/01/10	SEK	849,475	USD	109,973	813

						$936

DEFA Equity Income Fund	7/01/10	EUR	46,378	USD	57,198	$390
	7/01/10	EUR	105,761	USD	128,891	(656)
	7/01/10	GBP	5,300	USD	7,992	63
	7/01/10	JPY	3,327,168	USD	37,638	38
	7/01/10	SEK	504,032	USD	65,252	483

						$318

Global Equity Income Fund	7/01/10	EUR	3,395	USD	4,187	$29
	7/01/10	ILS	52,392	USD	13,503	5
	7/01/10	JPY	621,994	USD	7,028	(1)
	7/01/10	NZD	9,536	USD	6,606	48
	7/01/10	ZAR	31,914	USD	4,154	(9)

						$72

Europe Small Cap Dividend Fund	7/01/10	EUR	18,944	USD	23,363	$160
	7/01/10	GBP	14,644	USD	22,083	174
	7/01/10	SEK	248,698	USD	32,196	238

						$572

Japan Hedged Equity Fund	7/01/10	JPY	8,076,585	USD	91,251	$(21)
	7/06/10	USD	1,701,996	JPY	154,525,935	863
	7/06/10	USD	1,701,977	JPY	154,525,935	882
	7/06/10	USD	5,651,780	JPY	515,380,189	27,653
	7/06/10	USD	1,886,931	JPY	171,349,026	1,316
	7/06/10	USD	44,159,001	JPY	3,907,351,825	(1,100,392)
	7/06/10	USD	44,159,101	JPY	3,907,351,825	(1,106,591)
	8/04/10	JPY	3,801,840,938	USD	42,984,591	(1,213)
	8/04/10	JPY	3,801,840,939	USD	42,984,397	(1,407)

						$(2,178,910)

World ex-U.S. Growth Fund	7/02/10	CAD	3,086	USD	2,925	$21
	7/01/10	EUR	14,686	USD	17,923	(66)
	7/01/10	GBP	2,434	USD	3,670	28
	7/01/10	ILS	53,640	USD	13,825	5
	7/01/10	SGD	4,567	USD	3,258	(13)
	7/01/10	ZAR	19,458	USD	2,538	—

						$(25)

Pacific ex-Japan Total Dividend Fund	7/01/10	AUD	5,449	USD	4,758	$156
	7/01/10	NZD	10,921	USD	7,570	60
	7/01/10	SGD	63,726	USD	45,454	(192)
	7/02/10	HKD	59,994	USD	7,707	2

						$26

Pacific ex-Japan Equity Income Fund	7/01/10	AUD	279,341	USD	243,948	$8,003
	7/01/10	NZD	26,512	USD	18,777	546
	7/01/10	NZD	9,541	USD	6,620	60
	7/01/10	SGD	20,432	USD	14,723	88
	7/02/10	HKD	52,411	USD	6,733	3

						$8,700

International LargeCap Dividend Fund	7/01/10	CHF	14,224	USD	13,154	$(36)
	7/01/10	DKK	77,016	USD	12,601	(63)
	7/01/10	EUR	79,517	USD	96,907	(493)
	7/01/10	GBP	8,661	USD	13,061	103
	7/01/10	JPY	13,699,884	USD	154,976	158
	7/01/10	NOK	81,477	USD	12,542	13
	7/01/10	SEK	95,984	USD	12,426	92
	7/01/10	SEK	98,832	USD	12,662	(38)
	7/01/10	SGD	18,151	USD	12,948	(53)
	7/02/10	HKD	99,766	USD	12,817	5

						$(312)

Notes to Schedule of Investments (unaudited)(continued)

International Dividend ex-Financials Fund	7/01/10	AUD	44,637	USD	38,981	$1,279
	7/01/10	CHF	15,186	USD	14,028	(54)
	7/01/10	EUR	78,000	AUD	94,324	(1,218)
	7/01/10	EUR	19,657	USD	24,243	165
	7/01/10	GBP	9,247	USD	13,940	105
	7/01/10	JPY	5,548,486	USD	62,695	(7)
	7/01/10	NOK	86,988	USD	13,377	1
	7/01/10	SEK	673,460	USD	87,186	645
	7/01/10	SEK	105,517	USD	13,503	(57)
	7/01/10	SGD	19,352	USD	13,801	(60)
	7/02/10	HKD	106,514	USD	13,683	5

						$804

International Midcap Dividend Fund	7/01/10	CHF	6,943	USD	6,414	$(25)
	7/01/10	DKK	37,594	USD	6,152	(30)
	7/01/10	EUR	9,708	USD	11,973	82
	7/01/10	EUR	94,000	USD	114,595	(545)
	7/01/10	GBP	22,627	AUD	40,054	(20)
	7/01/10	JPY	6,940,000	USD	78,418	(9)
	7/01/10	NOK	39,771	USD	6,116	—
	7/01/10	NZD	8,865	USD	6,141	45
	7/01/10	SEK	215,766	USD	27,933	206
	7/01/10	SEK	48,243	USD	6,173	(26)
	7/01/10	SGD	31,886	USD	22,740	(99)
	7/02/10	HKD	62,276	USD	8,000	3

						$(418)

International SmallCap Dividend Fund	7/01/10	AUD	16,327	USD	13,790	$—
	7/01/10	EUR	400,000	USD	487,640	(2,320)
	7/01/10	GBP	160,000	USD	241,200	1,824
	7/01/10	JPY	113,000,000	USD	1,276,836	(144)
	7/01/10	NOK	466,341	USD	71,713	3
	7/01/10	NZD	33,000	USD	22,859	166
	7/01/10	SEK	156,581	USD	20,037	(84)
	7/01/10	SGD	51,949	USD	37,048	(162)
	7/01/10	USD	3,641	CHF	3,941	14
	7/02/10	HKD	959,135	USD	123,211	42

						$(661)

Emerging Markets Equity Income Fund	7/01/10	ILS	4,483,445	USD	1,151,816	$(3,264)
	7/02/10	ZAR	3,596,272	USD	468,973	(159)

						$(3,423)

Emerging Markets SmallCap Dividend Fund	7/01/10	CLP	221,107,421	USD	404,366	$849
	7/01/10	ILS	465,276	USD	119,501	(369)
	7/01/10	MXN	105,659	USD	8,227	26
	7/01/10	PLN	113,612	USD	33,722	81
	7/01/10	TRY	169,747	USD	107,510	295
	7/01/10	USD	751,816	THB	24,343,789	(232)
	7/01/10	ZAR	617,276	USD	80,811	287
	7/02/10	HKD	452,865	USD	58,155	—

						$937

Middle East Dividend Fund	7/01/10	JOD	95,022	USD	134,212	$47

International Hedged Equity Fund	7/01/10	EUR	2,687	USD	3,314	$23
	7/01/10	JPY	157,629	USD	1,781	—
	7/01/10	SEK	49,588	USD	6,420	47
	7/01/10	SEK	15,434	USD	1,978	(6)
	7/02/10	EUR	1,271	USD	1,559	2
	7/06/10	USD	1,171,790	AUD	1,387,949	(5,252)
	7/06/10	USD	777,413	CHF	838,277	(54,434)
	7/06/10	USD	5,102,435	EUR	4,165,559	9,019
	7/06/10	USD	2,636,904	GBP	1,762,542	(85,820)
	7/06/10	USD	1,829,943	JPY	161,920,659	(45,730)
	7/06/10	USD	162,157	NOK	1,054,745	179
	7/06/10	USD	366,073	SEK	2,848,827	(6,022)
	7/06/10	USD	314,534	SGD	439,099	(2,348)
	8/04/10	AUD	1,711,394	USD	1,440,035	(38)
	8/04/10	CHF	834,721	USD	774,460	20
	8/04/10	EUR	4,238,271	USD	5,192,391	66
	8/04/10	GBP	1,564,127	USD	2,340,028	(17)
	8/04/10	JPY	141,209,359	USD	1,596,596	2
	8/04/10	NOK	1,084,046	USD	166,409	(4)
	8/04/10	SEK	2,605,306	USD	334,775	(3)
	8/04/10	SGD	389,593	USD	279,090	(2)

						$(190,318)

Notes to Schedule of Investments (unaudited)(continued)

International Energy Sector Fund	7/01/10	JPY	732,590	USD	8,277	$(2)

International Utilities Sector Fund	7/01/10	JPY	2,372,679	USD	26,807	$(6)
	7/02/10	AUD	13,949	USD	11,782	—
	7/02/10	EUR	159,506	USD	195,379	—
	7/02/10	GBP	27,646	USD	41,361	—
	7/02/10	HKD	169,320	USD	21,743	(1)
	7/02/10	JPY	412,835	USD	4,665	—
	7/02/10	JPY	4,651,990	USD	52,612	42
	7/02/10	NZD	7,094	USD	4,879	—

						$35

International Real Estate Fund	7/01/10	JPY	1,218,071	USD	13,778	$13
	7/01/10	NZD	35,757	USD	24,763	175
	7/01/10	SGD	13,173	USD	9,396	(40)

						$148

India Earnings Fund	7/01/10	INR	75,162,313	USD	1,613,185	$(5,123)

Currency Legend:

AUD - Australian dollar

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

DKK - Danish krone

EUR - Euro

GBP - British pound

HKD - Hong Kong dollar

ILS - Israeli shekel

INR - Indian rupee

JOD - Jordanian dinar

JPY - Japanese yen

MXN - Mexican peso

NOK - Norwegian krone

NZD - New Zealand dollar

PLN - Polish zloty

SEK - Swedish krona

SGD - Singapore dollar

THB - Thai baht

TRY - Turkish lira

USD - U.S. dollar

ZAR - South African rand

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL INCOME TAXES

At June 30, 2010, the cost of investments (including securities on loan) for Federal income tax purposes were substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Dividend Fund	$125,540,828	$4,820,675	$(11,961,744)	$(7,141,069)
Equity Income Fund	115,475,500	3,269,449	(14,400,701)	(11,131,252)
LargeCap Dividend Fund	396,152,109	11,287,215	(39,513,239)	(28,226,024)
Dividend ex-Financials Fund	184,355,746	8,683,451	(10,305,872)	(1,622,421)
MidCap Dividend Fund	168,236,969	5,114,411	(10,616,800)	(5,502,389)
SmallCap Dividend Fund	193,638,150	12,933,558	(12,703,266)	230,292
DEFA Fund	426,119,382	2,692,170	(50,525,474)	(47,833,304)
DEFA Equity Income Fund	138,031,016	1,574,273	(27,958,850)	(26,384,577)
Global Equity Income Fund	47,916,999	276,846	(5,022,649.00)	(4,745,803)
Europe SmallCap Dividend Fund	26,832,626	680,728	(4,622,188)	(3,941,460)
Japan Hedged Equity Fund	92,755,466	810,044	(8,056,582)	(7,246,538)
World ex-U.S. Growth Fund	26,446,446	1,203,973	(982,315)	221,658
Japan SmallCap Dividend Fund	158,730,903	3,006,654	(12,016,299)	(9,009,645)
Pacific ex-Japan Total Dividend Fund	80,714,164	2,278,553	(9,443,405)	(7,164,852)
Pacific ex-Japan Equity Income Fund	71,640,657	247,862	(9,935,683)	(9,687,821)
International LargeCap Dividend Fund	148,811,325	2,135,524	(27,270,993)	(25,135,469)
International Dividend ex-Financials Fund	148,251,238	3,243,749	(18,026,639)	(14,782,890)
International MidCap Dividend Fund	144,333,099	3,336,393	(24,131,984)	(20,795,591)
International SmallCap Dividend Fund	420,896,569	16,042,568	(47,011,990)	(30,969,422)
Emerging Markets Equity Income Fund	503,155,150	20,646,612	(27,360,650)	(6,714,038)
Emerging Markets SmallCap Dividend Fund	362,695,166	22,072,372	(17,168,103)	4,904,269
Middle East Dividend Fund	14,050,641	552,542	(864,182)	(311,640)
International Hedged Equity Fund	14,415,551	76,071	(1,411,450)	(1,335,379)
International Basic Materials Sector Fund	42,529,583	344,529	(6,719,065)	(6,374,536)
International Energy Sector Fund	61,071,936	879,310	(11,436,533)	(10,557,223)
International Utilities Sector Fund	56,799,495	307,197	(18,712,202)	(18,405,005)
International Real Estate Fund	88,589,538	1,934,723	(14,570,245)	(12,635,522)
Total Earnings Fund	49,093,986	815,250	(6,583,160)	(5,767,910)
Earnings 500 Fund	82,371,288	1,736,592	(13,145,775)	(11,409,183)
MidCap Earnings Fund	89,503,706	1,812,531	(5,803,699)	(3,991,168)
SmallCap Earnings Fund	101,354,539	5,256,739	(8,612,405)	(3,355,666)
LargeCap Value Fund	31,202,469	715,654	(4,615,873)	(3,900,219)
India Earnings Fund	714,340,643	168,333,427	(20,915,567)	147,417,860
LargeCap Growth Fund	17,052,127	464,589	(1,978,533)	(1,513,944)

Notes to Schedule of Investments (unaudited)(continued)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the quarter ended June 30, 2010 are as follows:

	Value at	Purchases/	Sales/	Value at	Dividend
Affiliated Fund Name	3/31/2010	Additions	Reductions	6/30/2010	Income
Total Dividend Fund
LargeCap Dividend Fund	$—	$833,400	$824,356	$—	$—
Total Earnings Fund	—	970,302	520,946	377,724	1,954
Earnings 500 Fund	—	300,635	306,182	—	—

Total	$—	$2,104,337	$1,651,484	$377,724	$1,954

Equity Income Fund
Total Dividend Fund	$—	$1,270,871	$1,219,029	$—	$—

LargeCap Dividend Fund
Total Dividend Fund	$—	$2,747,729	$2,295,701	$275,996	$2,387
Total Earnings Fund	—	416,133	424,958	—	—

Total	$—	$3,163,862	$2,720,659	$275,996	$2,387

Dividend ex-Financials Fund
LargeCap Dividend Fund	$—	$901,825	$867,671	$—	$—
MidCap Dividend Fund	—	898,949	867,769	—	—

Total	$—	$1,800,774	$1,735,440	$—	$—

MidCap Dividend Fund
LargeCap Dividend Fund	$—	$1,148,216	$734,143	$361,579	$3,136
SmallCap Dividend Fund	—	125,998	126,228	—	—
SmallCap Earnings Fund	—	204,537	132,333	63,893	194

Total	$—	$1,478,751	$992,704	$425,472	$3,330

SmallCap Dividend Fund
MidCap Dividend Fund	$—	$1,253,611	$1,112,623	$88,010	$651

DEFA Fund
International LargeCap Dividend Fund	$—	$866,710	$832,612	$—	$—
International Dividend ex-Financials Fund	—	4,628,931	4,539,370	—	—

Total	$—	$5,495,641	$5,371,982	$—	$—

DEFA Equity Income Fund
International LargeCap Dividend Fund	$—	$572,561	$499,871	$—	$—

Global Equity Income Fund
Equity Income Fund	$—	$96,585	$40,971	$48,965	$1,234
DEFA Equity Income Fund	—	289,320	121,275	136,133	7,448
Emerging Markets Equity Income Fund	—	42,252	40,537	—	—

Total	$—	$428,157	$202,783	$185,098	$8,682

Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$—	$245,267	$130,212	$105,175	$2,220
International SmallCap Dividend Fund	—	121,167	116,980	—	—

Total	$—	$366,434	$247,192	$105,175	$2,220

Japan Hedged Equity Fund
Japan SmallCap Dividend Fund	$—	$239,357	$144,268	$87,125	$712

World ex-U.S. Growth Fund
DEFA Fund		$209,461	$120,521	$77,887	$2,532
Emerging Markets Equity Income Fund	—	139,346	75,108	58,291	1,415
India Earnings Fund	358,979	369,668	—	716,034	2,053

Total	$358,979	$718,475	$195,629	$852,212	$6,000

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$—	$360,070	$28,028	$274,907	$1,426

Notes to Schedule of Investments (unaudited)(continued)

Pacific ex-Japan Total Dividend Fund
DEFA Fund	$—	$306,567	$308,928	$—	$—
Pacific ex-Japan Equity Income Fund	—	89,622	84,795	—	—

Total	$—	$396,189	$393,723	$—	$—

Pacific ex-Japan Equity Income Fund
Pacific ex-Japan Total Dividend Fund	$—	$617,415	$442,823	$120,388	$3,510

International LargeCap Dividend Fund
DEFA Fund	$—	$932,333	$762,585	$120,076	$7,539

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$—	$473,337	$168,461	$218,179	$7,771

International MidCap Dividend Fund
International LargeCap Dividend Fund	$—	$519,118	$355,308	$112,444	$4,644
International SmallCap Dividend Fund	—	518,725	357,686	121,443	3,299

Total	$—	$1,037,843	$712,994	$233,887	$7,943

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$—	$471,411	$248,183	$161,464	$8,959
Japan SmallCap Dividend Fund	—	386,363	253,105	111,827	2,890
International MidCap Dividend Fund	—	909,342	852,876	—	—

Total	$—	$1,767,116	$1,354,164	$273,291	$11,849

Emerging Markets Equity Income Fund
Global Equity Income Fund	$—	$2,065,636	$1,954,068	$—	$—
Emerging Markets SmallCap Dividend Fund	—	1,474,583	1,454,455	—	—

Total	$—	$3,540,219	$3,408,523	$—	$—

Emerging Markets SmallCap Dividend Fund
Emerging Markets Equity Income Fund	$—	$831,781	$32,887	$674,903	$11,274
India Earnings Fund	2,728,210	540,067	139,141	3,041,356	8,719

Total	$2,728,210	$1,371,848	$172,028	$3,716,259	$19,993

International Hedged Equity Fund
International Dividend ex-Financials Fund	$—	$169,012	$170,466	$—	$890
International LargeCap Dividend Fund	—	40,330	38,696	—	—

Total	$—	$209,342	$209,162	$—	$890

International Basic Materials Sector Fund
DEFA Fund	$—	$298,066	$277,861	$—	$—

International Energy Sector Fund
DEFA Fund	$—	$443,549	$429,415	$—	$—

International Utilities Sector Fund
DEFA Fund	$—	$680,617	$646,186	$—	$2,145

International Real Estate Fund
DEFA Fund	$—	$936,869	$868,680	$—	$7,234

Total Earnings Fund
LargeCap Dividend Fund	$—	$333,471	$123,204	$193,749	$1,681

Earnings 500 Fund
LargeCap Dividend Fund	$—	$495,091	$306,104	$156,705	$1,359

MidCap Earnings Fund
MidCap Dividend Fund	$—	$676,762	$69,724	$558,324	$3,910

SmallCap Earnings Fund
SmallCap Dividend Fund	$—	$649,680	$215,964	$380,695	$3,758

Notes to Schedule of Investments (unaudited)(continued)

LargeCap Value Fund
LargeCap Dividend Fund	$—	$34,178	$32,797	$—	$—
MidCap Dividend Fund	—	14,778	14,204	—	—

Total	$—	$48,956	$47,001	$—	$—

LargeCap Growth Fund
Earnings 500 Fund	$—	$209,905	$51,504	$141,604	$741

Notes to Schedule of Investments (unaudited)(concluded)

5. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibilities of subsequent events existing in the Fund’s financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/S/ JONATHAN L. STEINBERG
Jonathan L. Steinberg
President

Date: August 30, 2010

By:	/S/ AMIT MUNI
Amit Muni
Treasurer

Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JONATHAN L. STEINBERG
Jonathan L. Steinberg
President

Date: August 30, 2010

By:	/S/ AMIT MUNI
Amit Muni
Treasurer

Date: August 30, 2010